Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

December 31, 2022 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 87.7%
COMMON STOCK — 20.5%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	42,400	$438,840
IAMGOLD Corp. (a)	18,100	46,698

		485,538

Total Africa		485,538

Asia — 0.4%
Banking — 0.0%
ICICI Bank Ltd., ADR	26,200	573,518

Consumer Discretionary Products — 0.1%
Li Auto, Inc., ADR (a)	54,300	1,107,720
Niu Technologies, ADR (a)	5,800	30,334
XPeng, Inc., ADR (a)	90,500	899,570

		2,037,624

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	34,410	1,198,156
TAL Education Group, ADR (a)	83,000	585,150

		1,783,306

Financial Services — 0.1%
Catcha Investment Corp., Class A (a)	12,099	122,079
Futu Holdings Ltd., ADR (a)	17,900	727,635
L Catterton Asia Acquisition Corp., Class A (a),(b),(c)	310,002	3,131,020
Noah Holdings Ltd., ADR (a)	1,700	26,350
Sentage Holdings, Inc. (a)	20	39

		4,007,123

Health Care — 0.0%
111, Inc., ADR (a)	100	302
I-Mab, ADR (a)	8,400	35,112
Sinovac Biotech Ltd. (a),(d)	200	1,294
Takeda Pharmaceutical Co., Ltd., ADR	9	140

		36,848

Industrial Products — 0.0%
China Yuchai International Ltd.	245	1,733
Hollysys Automation Technologies Ltd.	3,200	52,576

		54,309

Industrial Services — 0.0%
Euro Tech Holdings Co. Ltd.	150	215
Grindrod Shipping Holdings Ltd.	1,400	26,194
Textainer Group Holdings Ltd.	300	9,303

		35,712

Media — 0.0%
Autohome, Inc., ADR (a)	8,400	257,040
Baidu, Inc., ADR (a)	500	57,190
GigaMedia Ltd. (a)	100	121
Hello Group, Inc., ADR (a)	24,500	220,010
HUYA, Inc., ADR (a)	2,700	10,665
iQIYI, Inc., ADR (a)	23,600	125,080
JOYY, Inc., ADR	100	3,159
Tencent Music Entertainment Group, ADR (a)	127,900	1,059,012
Weibo Corp., ADR (a)	800	15,296

		1,747,573

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Retail & Wholesale - Discretionary — 0.0%
Alibaba Group Holding Ltd., ADR (a)	2,400	$211,416
MINISO Group Holding Ltd., ADR (a)	2,400	25,752
Pinduoduo, Inc., ADR (a)	7,400	603,470

		840,638

Retail & Wholesale - Staples — 0.0%
Missfresh Ltd., ADR (a)	17	30

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	10,200	39,882
Baozun, Inc., ADR (a)	1,900	10,070
Infobird Co. Ltd. (a)	40	24

		49,976

Tech Hardware & Semiconductors — 0.2%
ChipMOS Technologies, Inc., ADR	600	12,858
MagnaChip Semiconductor Corp. (a)	7,100	66,669
NXP Semiconductors NV	3,900	616,317
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (c)	103,300	7,694,817
United Microelectronics Corp., ADR	32,200	210,266
Zepp Health Corp., ADR	400	580

		8,601,507

Total Asia		19,768,164

Europe — 0.5%
Biotechnology & Pharmaceuticals — 0.0%
Contra Aduro Biotech I (a),(d)	1,040	0

Consumer Discretionary Products — 0.0%
On Holding AG, Class A (a)	300	5,148

Consumer Discretionary Services — 0.0%
Manchester United plc, Class A	1,300	30,329

Consumer Staple Products — 0.0%
British American Tobacco PLC, ADR	15,000	599,700
Coca-Cola Europacific Partners plc	11,100	614,052
Nomad Foods Ltd. (a)	2,200	37,928

		1,251,680

Financial Services — 0.1%
IX Acquisition Corp., Class A (a)	20,004	202,440
ScION Tech Growth II, Class A (a),(b),(c)	300,000	3,036,000

		3,238,440

Health Care — 0.0%
Affimed NV (a)	4,000	4,960
Amarin Corp. plc, ADR (a)	37,200	45,012
Artelo Biosciences, Inc. (a)	594	1,717
AstraZeneca PLC, ADR	4,100	277,980
ATAI Life Sciences NV (a)	8,700	23,142
Bicycle Therapeutics plc, ADR (a)	3,800	112,480
Compass Pathways plc, ADR (a)	2,500	20,075
Fresenius Medical Care AG & Co. KGaA, ADR	2,900	47,386
Galecto, Inc. (a)	1,500	1,725
Genfit, ADR (a)	200	872
Immatics NV (a)	300	2,613
Koninklijke Philips NV	62	929

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Merus NV (a)	2,600	$40,222
ProQR Therapeutics NV (a)	5,500	20,350
Prothena Corp. plc (a)	4,600	277,150
Verona Pharma plc, ADR (a)	4,700	122,811

		999,424

Industrial Products — 0.0%
Arrival SA (a)	55,700	8,884
Luxfer Holdings plc	1,400	19,208

		28,092

Industrial Services — 0.1%
Ardmore Shipping Corp. (a)	10,600	152,746
Diana Shipping, Inc.	53	207
Euronav NV	1,900	32,376
Frontline Ltd. (a)	64,500	783,030
GasLog Partners LP	8,800	58,608
Golden Ocean Group Ltd.	2,120	18,423
OceanPal, Inc.	29	32
Scorpio Tankers, Inc.	17,500	940,975
SFL Corp. Ltd.	11,600	106,952
StealthGas, Inc. (a)	1,600	4,288
TORM plc, Class A (a)	3,500	102,095
Tsakos Energy Navigation Ltd.	6,600	111,738

		2,311,470

Materials — 0.0%
ArcelorMittal	34,300	899,346
Mercer International, Inc.	700	8,148

		907,494

Oil & Gas — 0.3%
BP plc (b)	67,548	387,814
BP plc, ADR	80,600	2,815,358
Eni SpA (b)	69,634	990,334
Equinor ASA (b)	24,282	871,959
Shell plc (b)	95,196	2,698,378
TechnipFMC plc (a)	123,800	1,509,122
TotalEnergies SE (b)	15,288	959,809

		10,232,774

Renewable Energy — 0.0%
FREYR Battery SA (a)	141,989	1,232,465

Software & Technology Services — 0.0%
Endava plc, ADR (a)	1,700	130,050
Materialise NV, ADR (a)	1,900	16,720

		146,770

Telecommunications — 0.0%
Vodafone Group plc, ADR	1,600	16,192

Utilities — 0.0%
Atlantica Sustainable Infrastructure plc	400	10,360

Total Europe		20,410,638

Middle East — 0.1%
Consumer Discretionary Products — 0.0%
Innoviz Technologies Ltd. (a)	5,300	20,829
Mobileye Global, Inc., Class A (a)	13,398	469,734

		490,563

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Consumer Discretionary Services — 0.0%
NEOGAMES SA (a)	400	$4,876

Health Care — 0.0%
Compugen Ltd. (a)	23,500	16,819
Oramed Pharmaceuticals, Inc. (a)	5,600	67,368
Teva Pharmaceutical Industries Ltd., ADR (a)	7,600	69,312
Vascular Biogenics Ltd. (a)	2,800	336

		153,835

Industrial Products — 0.0%
Camtek Ltd. (a)	100	2,196
Ituran Location and Control Ltd.	300	6,339
Kornit Digital Ltd. (a)	7,500	172,275

		180,810

Industrial Services — 0.0%
ZIM Integrated Shipping Services Ltd.	100	1,719

Materials — 0.0%
Eldorado Gold Corp. (a)	16,400	137,104
ICL Group Ltd.	4,500	32,895

		169,999

Software & Technology Services — 0.1%
Check Point Software Technologies Ltd. (a)	5,300	668,648
JFrog Ltd. (a)	9,500	202,635
Radware Ltd. (a)	3,100	61,225
Sapiens International Corp. NV	200	3,696
Wix.com Ltd. (a)	2,200	169,026

		1,105,230

Tech Hardware & Semiconductors — 0.0%
Silicom Ltd. (a)	100	4,215

Telecommunications — 0.0%
Allot Ltd. (a)	1,200	4,128

Total Middle East		2,115,375

North America — 19.5%
Apparel & Textile Products — 0.0%
Brilliant Earth Group, Inc., Class A (a)	200	862

Banking — 1.7%
1st Source Corp.	300	15,927
ACNB Corp.	100	3,981
Alerus Financial Corp.	400	9,340
American National Bankshares, Inc.	16,138	595,976
Ameris Bancorp	128,783	6,070,831
Ames National Corp.	400	9,444
Arrow Financial Corp.	101	3,424
Banc of California, Inc.	23,155	368,859
Bank of America Corp.	61,445	2,035,058
Bank of Marin Bancorp	400	13,152
Bank of NT Butterfield & Son Ltd.	200	5,962
BankFinancial Corp.	355	3,738
Bankwell Financial Group, Inc.	300	8,829
Bar Harbor Bankshares	200	6,408
BayCom Corp.	400	7,592
Blue Ridge Bankshares, Inc.	300	3,747
Bridgewater Bancshares, Inc. (a)	400	7,096
Brookline Bancorp, Inc.	3,900	55,185
Business First Bancshares, Inc.	400	8,856

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Byline Bancorp, Inc.	1,200	$27,564
Camden National Corp.	300	12,507
Capital Bancorp, Inc.	200	4,708
Capital City Bank Group, Inc.	300	9,750
Capstar Financial Holdings, Inc.	500	8,830
Carter Bankshares, Inc. (a)	1,000	16,590
Central Pacific Financial Corp.	1,400	28,392
Central Valley Community Bancorp	300	6,354
Citigroup, Inc.	22,064	997,955
Civista Bancshares, Inc.	400	8,804
CNB Financial Corp.	7,717	183,587
Coastal Financial Corp. (a)	500	23,760
Codorus Valley Bancorp, Inc.	100	2,380
Colony Bankcorp, Inc.	800	10,152
Columbia Banking System, Inc.	7,800	235,014
Community Trust Bancorp, Inc.	400	18,372
ConnectOne Bancorp, Inc.	1,300	31,473
CrossFirst Bankshares, Inc. (a)	1,300	16,133
Customers Bancorp, Inc (a)	1,400	39,676
Eagle Bancorp, Inc.	1,800	79,326
ECB Bancorp, Inc. (a)	100	1,605
Enterprise Financial Services Corp.	100	4,896
Equity Bancshares, Inc., Class A	400	13,068
Esquire Financial Holdings, Inc.	400	17,304
Farmers National Banc Corp.	1,300	18,356
FB Financial Corp.	100	3,614
Financial Institutions, Inc.	500	12,180
First Bancorp	900	38,556
First Bancshares, Inc. (The)	61,717	1,975,561
First Busey Corp.	1,700	42,024
First Business Financial Services, Inc.	200	7,310
First Commonwealth Financial Corp.	1,400	19,558
First Community Bankshares, Inc.	200	6,780
First Community Corp.	100	2,189
First Financial Bankshares, Inc.	2,100	72,240
First Financial Corp.	500	23,040
First Foundation, Inc.	2,600	37,258
First Internet Bancorp	200	4,856
First of Long Island Corp. (The)	700	12,600
First Republic Bank	62,445	7,611,421
Five Star Bancorp	200	5,448
FS Bancorp, Inc.	100	3,344
FVCBankcorp, Inc. (a)	300	5,721
German American Bancorp, Inc.	300	11,190
Great Southern Bancorp, Inc.	200	11,898
Guaranty Bancshares, Inc.	100	3,464
HBT Financial, Inc.	100	1,957
Heritage Commerce Corp.	2,700	35,100
Heritage Financial Corp.	2,100	64,344
Hilltop Holdings, Inc.	28,694	861,107
HomeStreet, Inc.	9,098	250,923
HomeTrust Bancshares, Inc.	700	16,919
Hope Bancorp, Inc.	800	10,248
Horizon Bancorp, Inc.	1,600	24,128
Independent Bank Corp.	800	19,136
Independent Bank Group, Inc.	13,752	826,220
International Bancshares Corp.	127,190	5,820,214
Investar Holding Corp.	100	2,153
Kearny Financial Corp.	1,600	16,240
Lakeland Bancorp, Inc.	2,635	46,402
Lakeland Financial Corp.	100	7,297
LCNB Corp.	200	3,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Live Oak Bancshares, Inc.	4,000	$120,800
Luther Burbank Corp.	400	4,444
Macatawa Bank Corp.	800	8,824
Mercantile Bank Corp.	400	13,392
Merchants Bancorp	650	15,808
Meridian Corp.	100	3,029
Metrocity Bankshares, Inc.	300	6,489
Metropolitan Bank Holding Corp. (a)	800	46,936
Mid Penn Bancorp, Inc.	500	14,985
Midland States Bancorp, Inc.	800	21,296
MidWestOne Financial Group, Inc.	200	6,350
National Bank Holdings Corp., Class A	200	8,414
NBT Bancorp, Inc.	600	26,052
Northeast Bank	100	4,210
Northrim BanCorp, Inc.	100	5,457
OceanFirst Financial Corp.	48,047	1,020,999
OFG Bancorp	2,600	71,656
Old Second Bancorp, Inc.	2,500	40,100
OP Bancorp	200	2,232
Origin Bancorp, Inc.	400	14,680
PacWest Bancorp	15,411	353,683
PCB Bancorp	500	8,845
PCSB Financial Corp.	1,500	28,560
Peapack Gladstone Financial Corp.	23,381	870,241
Peoples Bancorp, Inc.	1,100	31,075
Pinnacle Financial Partners, Inc.	44,003	3,229,820
PNC Financial Services Group, Inc.	10,391	1,641,155
Preferred Bank	500	37,310
Premier Financial Corp.	148	3,992
PRIMIS FINANCIAL Corp.	700	8,295
Professional Holding Corp., Class A (a)	1,200	33,288
Provident Bancorp, Inc.	400	2,912
QCR Holdings, Inc.	300	14,892
RBB Bancorp	500	10,425
Renasant Corp.	2,200	82,698
Republic First Bancorp, Inc. (a)	4,300	9,245
Riverview Bancorp, Inc.	200	1,536
S&T Bancorp, Inc.	1,000	34,180
Sandy Spring Bancorp, Inc.	100	3,523
Seacoast Banking Corp. of Florida	185,240	5,777,636
Shore Bancshares, Inc.	500	8,715
Sierra Bancorp	500	10,620
Silvergate Capital Corp., Class A (a)	9,100	158,340
SmartFinancial, Inc.	300	8,250
South Plains Financial, Inc.	500	13,765
Southern First Bancshares, Inc. (a)	100	4,575
Stellar Bancorp, Inc.	9	265
SVB Financial Group (a)	13,187	3,034,856
Synovus Financial Corp.	186,636	7,008,182
Territorial Bancorp, Inc.	100	2,401
Texas Capital Bancshares, Inc. (a)	122,472	7,386,286
Third Coast Bancshares, Inc. (a)	100	1,843
Towne Bank	100	3,084
Trico Bancshares	700	35,693
Triumph Bancorp, Inc. (a)	1,200	58,644
TrustCo Bank Corp.	720	27,065
Trustmark Corp.	2,600	90,766
Umpqua Holdings Corp.	900	16,065
Univest Financial Corp.	1,200	31,356
US Bancorp	97,167	4,237,453
USCB Financial Holdings, Inc. (a)	300	3,660
Veritex Holdings, Inc.	400	11,232

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	89,851	$3,709,948
West BanCorp, Inc.	300	7,665
Westamerica BanCorp	1,100	64,911
Western New England Bancorp, Inc.	400	3,784
Wintrust Financial Corp.	82,768	6,995,551
Zions Bancorp NA	1,300	63,908

		75,604,548

Biotechnology & Pharmaceuticals — 0.0%
Contra StrongBridge (a),(d)	5,000	0

Consumer Discretionary Products — 0.2%
ACCO Brands Corp.	6,800	38,012
Aeva Technologies, Inc. (a)	10,700	14,552
American Axle & Manufacturing Holdings, Inc. (a)	400	3,128
American Outdoor Brands, Inc. (a)	2,000	20,040
Arhaus, Inc. (a)	400	3,900
Beazer Homes USA, Inc. (a)	2,800	35,728
Caesarstone Ltd. (a)	800	4,568
Canada Goose Holdings, Inc. (a)	7,800	138,918
Charles & Colvard Ltd. (a)	1,300	1,059
Clarus Corp.	200	1,568
Cooper-Standard Holding, Inc. (a)	3,600	32,616
Crocs, Inc. (a)	200	21,686
Culp, Inc.	200	918
Dana, Inc.	1,600	24,208
Delta Apparel, Inc. (a)	100	1,061
Escalade, Inc.	300	3,054
Flexsteel Industries, Inc.	300	4,620
Forestar Group, Inc. (a)	1,900	29,279
Fortune Brands Home & Security, Inc.	4,500	256,995
Forza X1, Inc. (a)	100	128
Fossil Group, Inc. (a)	9,100	39,221
General Motors Co.	200	6,728
Griffon Corp.	1,100	39,369
Hooker Furniture Corp.	1,000	18,700
JAKKS Pacific, Inc. (a)	2,200	38,478
Kimball International, Inc., Class B	2,200	14,300
Lakeland Industries, Inc. (a)	400	5,320
Landsea Homes Corp. (a)	1,108	5,773
Levi Strauss & Co., Class A	5,700	88,464
Malibu Boats, Inc., Class A (a)	300	15,990
Masonite International Corp. (a)	100	8,061
Mattel, Inc. (a)	1,700	30,328
Miller Industries, Inc.	400	10,664
Motorcar Parts of America, Inc. (a)	100	1,186
Nautilus, Inc. (a)	5,800	8,874
NIKE, Inc., Class B	5,500	643,555
Peloton Interactive, Inc., Class A (a)	14,600	115,924
PVH Corp.	2,500	176,475
QuantumScape Corp. (a)	13,700	77,679
Ralph Lauren Corp.	100	10,567
Skechers USA, Inc., Class A (a)	600	25,170
Stellantis NV	500	7,100
Steven Madden Ltd.	8,000	255,680
Superior Group of Cos., Inc.	200	2,012
Superior Industries International, Inc. (a)	1,300	5,486
Tesla, Inc. (a)	46,200	5,690,916
Toll Brothers, Inc.	100	4,992
TRI Pointe Homes, Inc. (a)	6,400	118,976
Under Armour, Inc., Class A (a)	45,800	465,328
Urban Outfitters, Inc. (a)	12,600	300,510

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Velodyne Lidar, Inc. (a)	47,700	$35,236
Westport Fuel Systems, Inc. (a)	13,500	10,460

		8,913,560

Consumer Discretionary Services — 0.3%
2U, Inc. (a)	11,800	73,986
Accel Entertainment, Inc. (a)	500	3,850
Allied Esports Entertainment, Inc. (a)	800	840
American Public Education, Inc. (a)	1,600	19,664
BJ’s Restaurants, Inc. (a)	3,800	100,244
Bluegreen Vacations Holding Corp.	700	17,472
Bowlero Corp. (a)	1,100	14,828
Brinker International, Inc. (a)	200	6,382
Carnival Corp. (a)	97,800	788,268
Carnival plc, ADR (a)	400	2,876
Carriage Services, Inc.	1,300	35,802
Carrols Restaurant Group, Inc. (a)	500	680
Century Casinos, Inc. (a)	1,300	9,139
Chegg, Inc. (a)	26,200	662,074
Chuy’s Holdings, Inc. (a)	1,200	33,960
Coursera, Inc. (a)	6,400	75,712
Dave & Buster’s Entertainment, Inc. (a)	3,400	120,496
Denny’s Corp. (a)	3,100	28,551
Dine Brands Global, Inc.	2,900	187,340
El Pollo Loco Holdings, Inc. (a)	1,900	18,924
Everi Holdings, Inc. (a)	11,700	167,895
Fiesta Restaurant Group, Inc. (a)	400	2,940
Full House Resorts, Inc. (a)	1,800	13,536
GAN Ltd. (a)	7,100	10,650
Golden Entertainment, Inc. (a)	1,200	44,880
International Game Technology plc	28,700	650,916
Kura Sushi USA, Inc., Class A (a)	200	9,536
Laureate Education, Inc. (a)	14,410	138,624
Lincoln Educational Services Corp. (a)	1,600	9,264
Lindblad Expeditions Holdings, Inc. (a)	500	3,850
McDonald’s Corp. (c)	30,300	7,984,959
Monarch Casino & Resort, Inc. (a)	500	38,445
Noodles & Co. (a)	3,100	17,019
Norwegian Cruise Line Holdings Ltd. (a)	41,300	505,512
ONE Group Hospitality, Inc. (The) (a)	2,000	12,600
OneSpaWorld Holdings Ltd. (a)	200	1,866
Planet Fitness, Inc., Class A (a)	600	47,280
Playa Hotels & Resorts NV (a)	27,400	178,922
Portillo’s, Inc., Class A (a)	1,000	16,320
PROG Holdings, Inc. (a)	300	5,067
Red Robin Gourmet Burgers, Inc. (a)	4,300	23,994
Red Rock Resorts, Inc., Class A	400	16,004
Ruth’s Hospitality Group, Inc.	2,500	38,700
SeaWorld Entertainment, Inc. (a)	7,200	385,272
Shake Shack, Inc., Class A (a)	8,600	357,158
Sweetgreen, Inc., Class A (a)	600	5,142
Target Hospitality Corp. (a)	13,900	210,446
Universal Technical Institute, Inc. (a)	3,000	20,160
Virgin Galactic Holdings, Inc. (a)	1,900	6,612
Wendy’s Co.	7,600	171,988
WW International, Inc. (a)	2,300	8,878
Wynn Resorts Ltd. (a)	800	65,976
Xponential Fitness, Inc., Class A (a)	200	4,586
Yum! Brands, Inc.	9,800	1,255,184

		14,631,269

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Consumer Staple Products — 0.2%
Alico, Inc.	200	$4,774
Altria Group, Inc.	17,000	777,070
AquaBounty Technologies, Inc. (a)	9,300	7,105
BellRing Brands, Inc. (a)	36,995	948,552
Cadiz, Inc. (a)	700	1,750
Campbell Soup Co.	13,600	771,800
Canopy Growth Corp. (a)	7,200	16,632
Clearwater Paper Corp. (a)	500	18,905
Clorox Co. (The)	8,600	1,206,838
Colgate-Palmolive Co. (c)	37,285	2,937,685
Conagra Brands, Inc.	3,600	139,320
Duckhorn Portfolio, Inc. (The) (a)	4,900	81,193
elf Beauty, Inc. (a)	200	11,060
Helen of Troy Ltd. (a)	400	44,364
Honest Co., Inc. (The) (a)	100	301
Hostess Brands, Inc. (a)	600	13,464
J. M. Smucker Co.	2,900	459,534
Kellogg Co.	1,100	78,364
Kimberly-Clark Corp.	11,700	1,588,275
Limoneira Co.	1,000	12,210
Mondelez International, Inc., Class A	7,500	499,875
Nature’s Sunshine Products, Inc. (a)	600	4,992
Olaplex Holdings, Inc. (a)	25,300	131,813
Primo Water Corp.	400	6,216
Procter & Gamble Co.	1,100	166,716
Quanex Building Products Corp.	500	11,840
Tejon Ranch Co. (a)	500	9,420
Tyson Foods, Inc., Class A	3,600	224,100
Vital Farms, Inc. (a)	100	1,492

		10,175,660

Financial Services — 6.9%
ABG Acquisition Corp., Class A (a),(b),(c)	300,000	3,027,000
Accretion Acquisition Corp. (a)	22,421	226,004
ACRES Commercial Realty Corp. (a)	233	1,925
Acropolis Infrastructure Acquisition Corp., Class A (a),(b),(c)	500,001	4,975,010
Adara Acquisition Corp., Class A (a)	29,182	297,073
Aesther Healthcare Acquisition Corp., Class A (a)	14,500	150,800
AFC Gamma, Inc.	300	4,719
Affiliated Managers Group, Inc.	300	47,529
Agile Growth Corp., Class A (a)	1,455	14,681
Air Lease Corp.	8,500	326,570
Alpha Partners Technology Merger Corp., Class A (a),(b),(c)	500,001	5,025,010
AltC Acquisition Corp., Class A (a),(b),(c)	375,000	3,720,000
AltEnergy Acquisition Corp., Class A (a)	12,170	124,499
Altimar Acquisition Corp. III, Class A (a)	1,006	10,130
American Express Co.	500	73,875
Anthemis Digital Acquisitions I Corp. (a),(b),(c)	472,500	4,857,300
Anzu Special Acquisition Corp., Class A (a),(c)	46,634	471,003
Apollo Strategic Growth Capital, Class A (a),(b),(c)	450,000	4,509,000
Arctos NorthStar Acquisition Corp., Class A (a),(c)	39,804	401,622
Ares Acquisition Corp., Class A (a),(c)	47,736	480,702
Ares Capital Corp.	31,500	581,805
Arlington Asset Investment Corp., Class A (a)	1,500	4,395
Arrowroot Acquisition Corp., Class A (a),(c)	35,000	351,750
ARYA Sciences Acquisition Corp., Class A (a)	7,600	76,760
ARYA Sciences Acquisition Corp., Class A (a),(b),(c)	147,703	1,475,553
AssetMark Financial Holdings, Inc. (a)	1,000	23,000
Atlantic Coastal Acquisition Corp., Class A (a)	711	7,124
Atlantic Coastal Acquisition Corp., Class A (a),(c)	55,000	560,450
Atlanticus Holdings Corp. (a)	200	5,240

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	$5,560,500
B Riley Principal 250 Merger Corp., Class A (a),(b),(c)	247,911	2,471,673
Bain Capital Specialty Finance, Inc.	2,600	30,940
Bank of New York Mellon Corp.	137,433	6,255,950
Berenson Acquisition Corp., Class A (a)	30,454	305,758
BGC Partners, Inc., Class A	36,300	136,851
Bilander Acquisition Corp., Class A (a),(b),(c)	365,048	3,610,325
Black Mountain Acquisition Corp., Class A (a),(b),(c)	472,500	4,819,500
BlackRock Capital Investment Corp.	4,981	18,031
BlackRock TCP Capital Corp.	4,700	60,818
Blockchain Coinvestors Acquisition Corp., Class A (a),(c)	35,011	360,263
Blucora, Inc. (a)	3,200	81,696
BlueRiver Acquisition Corp., Class A (a),(b),(c)	142,902	1,441,881
Brightsphere Investment Group, Inc.	120,489	2,479,664
BrightSpire Capital, Inc.	8,300	51,709
Build Acquisition Corp., Class A (a),(c)	51,304	514,066
Bullpen Parlay Acquisition Co., Class A (a),(b),(c)	378,000	3,870,720
Burtech Acquisition Corp., Class A (a)	34,004	345,481
C5 Acquisition Corp., Class A (a),(c)	200,100	2,045,022
Capital Southwest Corp.	6,000	102,600
Carlyle Secured Lending, Inc.	6,800	97,308
Cboe Global Markets, Inc.	43,576	5,467,481
CENAQ Energy Corp., Class A (a),(c)	174,100	1,584,310
Charles Schwab Corp.	49,737	4,141,103
Cherry Hill Mortgage Investment Corp.	3,400	19,720
Churchill Capital Corp., Class A (a),(b),(c)	461,695	4,610,521
Churchill Capital Corp. V, Class A (a),(c)	51,081	507,745
CME Group, Inc. (c)	28,200	4,742,112
Coinbase Global, Inc., Class A (a)	43,800	1,550,082
Compass Digital Acquisition Corp. (a),(b),(c)	375,018	3,757,680
Concord Acquisition Corp. III, Class A (a),(b),(c)	378,000	3,851,820
Constellation Acquisition Corp. I, Class A (a),(c)	48,101	486,301
Consumer Portfolio Services, Inc. (a)	400	3,540
Corsair Partnering Corp., Class A (a),(b),(c)	375,000	3,750,000
Credit Acceptance Corp. (a)	200	94,880
Credit Suisse Group AG, ADR	58,800	178,752
Crescent Capital Bdc, Inc	1,400	17,892
Decarbonization Plus Acquisition Corp. IV, Class A (a),(b),(c)	334,400	3,415,896
DHC Acquisition Corp., Class A (a),(c)	160,795	1,620,814
DiamondHead Holdings Corp., Class A (a)	14,635	147,228
Digital Transformation Opportunities Corp., Class A (a),(c)	37,500	376,687
dMY Technology Group, Inc. (a),(b),(c)	217,060	2,181,453
DP Cap Acquisition Corp., Class A (a),(b),(c)	472,500	4,847,850
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,664,730
Elevate Credit, Inc. (a)	700	1,225
Ellington Residential Mortgage REIT	1,200	8,232
Enact Holdings, Inc.	100	2,412
ESC Pershing Square (a),(d)	2,020,101	0
ExcelFin Acquisition Corp., Class A (a),(b),(c)	468,700	4,799,488
EZCORP, Inc., Class A (a)	6,600	53,790
Federated Hermes, Inc.	1,700	61,727
FG Acquisition Corp., Class A (a),(b)	189,198	1,873,060
Fidus Investment Corp.	1,700	32,351
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,136	3,006,317
Finnovate Acquisition Corp., Class A (a)	6,701	68,685
Fintech Evolution Acquisition Group, Class A (a),(b),(c)	310,002	3,131,020
First Reserve Sustainable Growth Corp., Class A (a),(c)	86,800	872,340
First Western Financial, Inc. (a)	41,832	1,177,571
Flame Acquisition Corp., Class A (a),(c)	43,746	439,647
Flywire Corp.	5,900	144,373
Focus Impact Acquisition Corp., Class A (a)	26,955	274,402
Forest Road Acquisition Corp., Class A (a),(b),(c)	310,000	3,110,850

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Forum Merger IV Corp., Class A (a),(b),(c)	310,000	$3,115,500
Frontier Acquisition Corp. (a)	59,539	600,153
Frontier Acquisition Corp., Class A (a),(b),(c)	310,000	3,124,800
FTAC Athena Acquisition Corp., Class A (a),(c)	218,692	2,210,976
FTAC Hera Acquisition Corp., Class A (a),(b),(c)	310,000	3,137,200
FTAC Parnassus Acquisition Corp., Class A (a),(c)	312,834	3,137,725
FTAI Aviation Ltd., Class A	100	1,712
Fusion Acquisition Corp. II, Class A (a),(c)	201,492	2,022,980
G Squared Asend II, Inc., Class A (a),(b),(c)	276,531	2,806,790
GATX Corp.	1,300	138,242
GCM Grosvenor, Inc., Class A	72,492	551,664
Gladstone Acquisition Corp., Class A (a),(c)	55,172	569,927
Gladstone Capital Corp.	2,800	26,936
Gladstone Investment Corp.	2,900	37,439
Global Partner Acquisition Corp. II, Class A (a)	14,462	146,211
Goal Acquisitions Corp. (a),(c)	90,180	907,211
Golden Arrow Merger Corp., Class A (a)	105,465	1,056,232
Goldman Sachs Group, Inc.	300	103,014
Golub Capital BDC, Inc.	7,300	96,068
Great Ajax Corp.	1,400	10,150
Greenhill & Co., Inc.	2,400	24,600
Growth For Good Acquisition Corp. (a),(b),(c)	378,000	3,791,340
Hercules Capital, Inc.	4,900	64,778
Horizon Technology Finance Corp.	3,100	35,960
Innovative International Acquisition Corp., Class A (a)	3,882	39,985
Insight Acquisition Corp., Class A (a)	31,634	318,871
International Money Express, Inc. (a)	300	7,311
Invesco Ltd.	4,400	79,156
Investcorp India Acquisition Corp., Class A (a),(b),(c)	162,382	1,680,654
Itiquira Acquisition Corp., Class A (a)	428	4,319
Jaguar Global Growth Corp., Class A (a),(b),(c)	214,600	2,195,358
Janus Henderson Group plc	13,600	319,872
Jaws Hurricane Acquisition Corp., Class A (a),(b),(c)	262,600	2,626,000
Jaws Juggernaut Acquisition Corp., Class A (a),(b),(c)	328,200	3,298,410
Jefferies Financial Group, Inc.	800	27,424
Kernel Group Holdings, Inc., Class A (a)	200	2,022
Khosla Ventures Acquisition Co. (a),(c)	117,412	1,171,772
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	310,000	3,086,050
Kismet Acquisition Three Corp., Class A (a),(c)	203,863	2,048,823
Kismet Acquisition Two Corp., Class A (a),(c)	55,101	556,520
Ladder Capital Corp.	3,100	31,124
Lazard Growth Acquisition Corp. I (a),(b),(c)	450,000	4,549,500
Lazard Ltd., Class A	4,900	169,883
LDH Growth Corp., Class A (a),(b),(c)	310,000	3,121,700
Lead Edge Growth Opportunities Ltd., Class A (a),(b),(c)	434,624	4,389,702
Learn CW Investment Corp., Class A (a),(b),(c)	398,000	4,019,800
Legato Merger Corp.II (a),(c)	87,270	883,172
LendingClub Corp. (a)	25,600	225,280
LendingTree, Inc. (a)	3,700	78,921
Leo Holdings Corp. II, Class A (a)	1	10
LIV Capital Acquisition Corp., Class A (a),(b),(c)	331,200	3,398,112
Live Oak Mobility Acquisition Corp., Class A (a)	28,773	289,313
Logistics Innovation Technologies Corp., Class A (a),(b),(c)	305,916	3,089,752
M3-Brigade Acquisition II Corp., Class A (a)	200	2,004
Macondray Capital Acquisition Corp. I, Class A (a)	10,019	102,094
Marlin Technology Corp., Class A (a),(b),(c)	408,000	4,133,040
Medallion Financial Corp.	900	6,426
Medicus Sciences Acquisition Corp., Class A (a)	5,952	59,877
MGIC Investment Corp.	600	7,800
MidCap Financial Investment Corp.	5,600	63,840
Monroe Capital Corp.	1,400	11,956
Moringa Acquisition Corp., Class A (a),(b),(c)	300,000	3,036,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
MSD Acquisition Corp., Class A (a),(b),(c)	323,910	$3,271,491
Nasdaq, Inc.	25,900	1,588,965
New Mountain Finance Corp.	4,200	51,954
New Providence Acquisition Corp., Class A (a),(c)	40,000	406,400
New Vista Acquisition Corp., Class A (a)	1,501	15,175
Newcourt Acquisition Corp., Class A (a)	2,104	21,608
Newtek Business Services Corp.	2,300	37,375
Nexpoint Real Estate Finance, Inc.	100	1,589
Noble Rock Acquisition Corp., Class A (a),(b),(c)	408,000	4,120,800
Northern Genesis Acquisition Corp. III, Class A (a),(b),(c)	465,000	4,668,600
Northern Star Investment Corp., Class A (a),(b)	310,002	3,115,520
Northern Star Investment Corp. IV, Class A (a)	359,160	3,609,558
Oaktree Specialty Lending Corp.	21,400	147,018
Ocwen Financial Corp. (a)	494	15,107
OFS Capital Corp.	900	9,180
Oportun Financial Corp. (a)	500	2,755
Oppenheimer Holdings, Inc., Class A	700	29,631
Oxford Square Capital Corp.	4,100	12,792
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,127,900
Pathfinder Acquisition Corp., Class A (a)	11,708	117,958
PennantPark Floating Rate Capital Ltd.	2,400	26,352
PennantPark Investment Corp.	5,200	29,900
PepperLime Health Acquisition Corp., Class A (a)	7,443	76,067
Pine Technology Acquisition Corp., Class A (a)	233	2,353
PJT Partners, Inc., Class A	1,100	81,059
Plum Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,124,800
Pono Capital Corp., Class A (a),(c)	60,000	655,800
Pontem Corp., Class A (a),(b),(c)	465,000	4,701,150
Portage Fintech Acquisition Corp., Class A (a),(b),(c)	500,001	5,015,010
Portman Ridge Finance Corp.	300	6,900
PowerUp Acquisition Corp., Class A (a),(b),(c)	260,216	2,685,429
Priveterra Acquisition Corp., Class A (a),(c)	40,143	403,638
Prospector Capital Corp., Class A (a),(c)	117,312	1,166,081
Radian Group, Inc.	100	1,907
RCF Acquisition Corp., Class A (a),(c)	140,000	1,436,400
Regional Management Corp.	200	5,616
ROC Energy Acquisition Corp. (a),(b),(c)	378,000	3,872,610
Runway Growth Finance Corp.	200	2,318
Sachem Capital Corp.	1,100	3,630
Safeguard Scientifics, Inc. (a)	200	620
Saratoga Investment Corp.	600	15,294
Schultze Special Purpose Acquisition Corp., Class A (a)	6,940	70,094
Seaport Global Acquisition Corp., Class A (a),(c)	93,237	951,017
Semper Paratus Acquisition Corp., Class A (a)	1,600	16,528
Silver Spike Acquisition Corp. II, Class A (a),(b),(c)	309,256	3,120,393
Silvercrest Asset Management Group, Inc., Class A	500	9,385
Sixth Street Specialty Lending, Inc.	8,100	144,180
Skydeck Acquisition Corp., Class A (a),(b),(c)	243,900	2,453,634
Slam Corp., Class A (a),(b),(c)	449,300	4,537,930
Springwater Special Situations Corp. (a),(c)	84,513	856,117
Sprott, Inc.	1,200	39,996
ST Energy Transition I Ltd. (a),(b),(c)	378,000	3,863,160
State Street Corp.	13,860	1,075,120
Stellus Capital Investment Corp.	1,200	15,912
Stewart Information Services Corp.	500	21,365
Stifel Financial Corp.	400	23,348
StoneX Group, Inc. (a)	900	85,770
SuRo Capital Corp.	4,169	15,842
Sustainable Development Acquistion Corp., Class A (a)	1,000	10,060
SVF Investment Corp., Class A (a)	1,100	11,121
SVF Investment Corp. 2, Class A (a),(b),(c)	310,000	3,124,800
Synchrony Financial	800	26,288

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	2,900	$316,274
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,293,489
Tech and Energy Transition Corp., Class A (a),(c)	41,402	415,262
TG Venture Acquisition Corp. (a)	3,258	33,036
TKB Critical Technologies 1, Class A (a)	21,626	222,964
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,244,747
TPG RE Finance Trust, Inc.	3,100	21,049
TPG, Inc.	400	11,132
Tradeweb Markets, Inc., Class A	12,400	805,132
Trinity Capital, Inc.	4,400	48,092
TriplePoint Venture Growth BDC Corp., Class B	3,900	40,677
Tristar Acquisition I Corp., Class A (a),(c)	87,311	882,714
Twelve Seas Investment Co. II, Class A (a),(c)	266,682	2,688,155
Vector Acquisition Corp. II, Class A (a),(b),(c)	515,579	5,207,348
Victory Capital Holdings, Inc., Class A	12,956	347,609
VMG Consumer Acquisition Corp., Class A (a),(b),(c)	356,402	3,617,480
VPC Impact Acquisition Holdings, Class A (a)	6,495	65,664
Warburg Pincus Capital Corp. I-A, Class A (a),(b),(c)	310,000	3,131,000
Warburg Pincus Capital Corp. I-B, Class B (a),(b),(c)	310,000	3,127,900
Waverley Capital Acquisition Corp., Class A (a),(b),(c)	375,000	3,757,500
Westwood Holdings Group, Inc.	200	2,227
WhiteHorse Finance, Inc.	1,400	18,270

		310,870,924

Health Care — 3.0%
23andMe Holding Co., Class A (a)	3,300	7,128
4D Molecular Therapeutics, Inc. (a)	200	4,442
89bio, Inc. (a)	13,400	170,582
9 Meters Biopharma, Inc. (a)	5	6
AbCellera Biologics, Inc. (a)	12,300	124,599
Acadia Healthcare Co., Inc. (a)	100	8,232
Accelerate Diagnostics, Inc. (a)	3,100	2,189
Accolade, Inc. (a)	5,300	41,287
Accuray, Inc. (a)	11,000	22,990
Achieve Life Sciences, Inc. (a)	100	247
Actinium Pharmaceuticals, Inc. (a)	5,614	59,789
Adaptive Biotechnologies Corp. (a)	100	764
Adicet Bio, Inc. (a)	4,542	40,605
ADMA Biologics, Inc. (a)	9,400	36,472
Adverum Biotechnologies, Inc. (a)	10,300	5,969
Aeglea BioTherapeutics, Inc. (a)	10,600	4,769
Agile Therapeutics, Inc. (a)	23	5
AIkido Pharma, Inc. (a)	1,100	3,575
Akero Therapeutics, Inc. (a)	100	5,480
Alaunos Therapeutics, Inc. (a)	40,200	26,094
Aldeyra Therapeutics, Inc. (a)	9,300	64,728
Alector, Inc. (a)	7,500	69,225
Align Technology, Inc. (a)	200	42,180
Aligos Therapeutics, Inc. (a)	1,500	1,429
Alkermes plc (a)	23,100	603,603
Allogene Therapeutics, Inc. (a)	17,800	111,962
Alnylam Pharmaceuticals, Inc. (a)	1,900	451,535
Alphatec Holdings, Inc. (a)	7,500	92,625
Alpine Immune Sciences, Inc. (a)	1,000	7,350
Altimmune, Inc. (a)	14,200	233,590
ALX Oncology Holdings, Inc. (a)	2,200	24,794
Amedisys, Inc. (a)	400	33,416
American Shared Hospital Services (a)	100	293
AmerisourceBergen Corp.	17,900	2,966,209
Amgen, Inc. (c)	31,000	8,141,840
Amicus Therapeutics, Inc. (a)	2,900	35,409
Amneal Pharmaceuticals, Inc. (a)	2,200	4,378

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	1,600	$44,832
AnaptysBio, Inc. (a)	1,000	30,990
Anavex Life Sciences Corp. (a)	600	5,556
AngioDynamics, Inc. (a)	4,700	64,719
ANI Pharmaceuticals, Inc. (a)	700	28,161
Anika Therapeutics, Inc. (a)	1,300	38,480
Annexon, Inc. (a)	2,400	12,408
Annovis Bio, Inc. (a)	700	9,401
Applied Molecular Transport, Inc. (a)	4,000	1,680
Applied Therapeutics, Inc. (a)	5,100	3,876
Aptinyx, Inc. (a)	5,000	1,465
Aptose Biosciences, Inc. (a)	2,200	1,276
Aravive, Inc. (a)	1,100	1,452
Arcellx, Inc. (a)	200	6,196
Arcus Biosciences, Inc. (a)	2,000	41,360
Arcutis Biotherapeutics, Inc. (a)	2,600	38,480
Artivion, Inc. (a)	100	1,212
Assertio Holdings, Inc. (a)	3,550	15,265
Astria Therapeutics, Inc. (a)	1,100	16,379
Athira Pharma, Inc. (a)	5,900	18,703
AtriCure, Inc. (a)	1,700	75,446
aTyr Pharma, Inc. (a)	2,500	5,475
Aurinia Pharmaceuticals, Inc. (a)	2,100	9,072
Avadel Pharmaceuticals plc, ADR (a)	1,700	12,172
Avanos Medical, Inc. (a)	3,100	83,886
Avantor, Inc. (a)	700	14,763
AVEO Pharmaceuticals, Inc. (a)	3,700	55,315
Avid Bioservices, Inc. (a)	2,100	28,917
Avidity Biosciences, Inc. (a)	300	6,657
Avita Medical, Inc. (a)	100	660
Avrobio, Inc. (a)	5,400	3,850
Axogen, Inc. (a)	500	4,990
Axonics, Inc. (a)	4,800	300,144
Baudax Bio, Inc. (a)	43	137
Baxter International, Inc.	67,700	3,450,669
Beam Therapeutics, Inc. (a)	300	11,733
Berkeley Lights, Inc. (a)	14,200	38,056
Beyond Air, Inc. (a)	1,600	10,384
Bio-Rad Laboratories, Inc., Class A (a)	400	168,196
Bio-Techne Corp.	2,200	182,336
BioAtla, Inc. (a)	8,500	70,125
BioCryst Pharmaceuticals, Inc. (a)	43,400	498,232
Biogen, Inc. (a)	12,300	3,406,116
BioMarin Pharmaceutical, Inc. (a),(c)	191,550	19,823,509
Bioxcel Therapeutics, Inc. (a)	1,800	38,664
Black Diamond Therapeutics, Inc. (a)	3,600	6,480
Blueprint Medicines Corp. (a)	1,900	83,239
Boston Scientific Corp. (a)	5,800	268,366
Bridgebio Pharma, Inc. (a)	4,800	36,576
Brookdale Senior Living, Inc. (a)	109	298
C4 Therapeutics, Inc. (a)	6,700	39,530
Cardiff Oncology, Inc. (a)	3,700	5,180
Cardinal Health, Inc.	6,200	476,594
Cardiovascular Systems, Inc. (a)	900	12,258
CareDx, Inc. (a)	11,800	134,638
Castle Biosciences, Inc. (a)	3,200	75,328
Catalyst Pharmaceuticals, Inc. (a)	30,100	559,860
Celldex Therapeutics, Inc. (a)	2,300	102,511
Charles River Laboratories International, Inc. (a)	1,800	392,220
Chimerix, Inc. (a)	7,300	13,578
Chinook Therapeutics, Inc. (a)	3,020	79,124
ChromaDex Corp. (a)	1,300	2,184

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Clearside Biomedical, Inc. (a)	2,700	$3,024
Codiak Biosciences, Inc. (a)	300	119
Cogent Biosciences, Inc. (a)	5,400	62,424
Cohbar, Inc. (a)	283	478
Coherus Biosciences, Inc. (a)	2,400	19,008
Collegium Pharmaceutical, Inc. (a)	100	2,320
Community Health Systems, Inc. (a)	29,100	125,712
Concert Pharmaceuticals, Inc. (a)	7,300	42,632
ContraFect Corp. (a)	3,200	307
CorMedix, Inc. (a)	1,100	4,642
Corvus Pharmaceuticals, Inc. (a)	4,200	3,570
Crinetics Pharmaceuticals, Inc. (a)	1,800	32,940
CTI BioPharma Corp. (a)	24,500	147,245
Cue Biopharma, Inc. (a)	3,100	8,835
Cumberland Pharmaceuticals, Inc. (a)	300	675
Curis, Inc. (a)	19,200	10,560
Cutera, Inc. (a)	3,600	159,192
CVS Health Corp.	1,200	111,828
Cymabay Therapeutics, Inc. (a)	7,500	47,025
Cyteir Therapeutics, Inc. (a)	500	825
Cytokinetics, Inc. (a)	8,200	375,724
CytomX Therapeutics, Inc. (a)	12,100	19,360
CytoSorbents Corp. (a)	300	465
Danaher Corp.	100	26,542
Deciphera Pharmaceuticals, Inc. (a)	7,600	124,564
Denali Therapeutics, Inc. (a)	2,700	75,087
DermTech, Inc. (a)	7,600	13,452
DexCom, Inc. (a),(c)	178,208	20,180,274
DiaMedica Therapeutics, Inc. (a)	100	158
Durect Corp. (a)	630	2,180
Dynavax Technologies Corp. (a)	19,800	210,672
Dyne Therapeutics, Inc. (a)	1,200	13,908
Editas Medicine, Inc. (a)	19,900	176,513
Edwards Lifesciences Corp. (a),(c)	65,200	4,864,572
Eiger BioPharmaceuticals, Inc. (a)	300	354
Electromed, Inc. (a)	100	1,049
Eledon Pharmaceuticals, Inc. (a)	300	696
Eli Lilly & Co.	4,400	1,609,696
Emergent BioSolutions, Inc. (a)	3,800	44,878
Enanta Pharmaceuticals, Inc. (a)	1,100	51,172
Enochian Biosciences, Inc. (a)	1,100	1,133
Enveric Biosciences, Inc. (a)	11	23
Envista Holdings Corp. (a)	600	20,202
enVVeno Medical Corp. (a)	400	2,040
Erasca, Inc. (a)	200	862
Esperion Therapeutics, Inc. (a)	21,300	132,699
Essa Pharma, Inc. (a)	3,200	8,064
Establishment Labs Holdings, Inc. (a)	2,000	131,300
Exelixis, Inc. (a)	11,500	184,460
EyePoint Pharmaceuticals, Inc. (a)	1,700	5,950
Fate Therapeutics, Inc. (a)	7,800	78,702
Fennec Pharmaceuticals, Inc. (a)	800	7,680
FibroGen, Inc. (a)	11,100	177,822
FONAR Corp. (a)	100	1,675
Forte Biosciences, Inc. (a)	1,000	1,000
Fulcrum Therapeutics, Inc. (a)	2,900	21,112
G1 Therapeutics, Inc. (a)	6,800	36,924
Generation Bio Co. (a)	100	393
Gilead Sciences, Inc. (c)	114,900	9,864,165
GlycoMimetics, Inc. (a)	2,800	8,484
GoodRx Holdings, Inc., Class A (a)	21,500	100,190
Gossamer Bio, Inc. (a)	27,300	59,241

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Graphite Bio, Inc. (a)	4,000	$13,280
GSK plc, ADR	46,700	1,641,038
Guardant Health, Inc. (a)	2,500	68,000
Haemonetics Corp. (a)	4,900	385,385
Halozyme Therapeutics, Inc. (a)	11,200	637,280
Harmony Biosciences Holdings, Inc. (a)	7,200	396,720
Harrow Health, Inc. (a)	1,600	23,616
Harvard Bioscience, Inc. (a)	2,100	5,817
Heska Corp. (a)	1,200	74,592
iCAD, Inc. (a)	1,900	3,477
Ideaya Biosciences, Inc. (a)	1,700	30,889
IGM Biosciences, Inc. (a)	200	3,402
Illumina, Inc. (a)	10,000	2,022,000
Immunic, Inc. (a)	11,300	15,820
ImmunoGen, Inc. (a)	56,300	279,248
Immunovant, Inc. (a)	6,500	115,375
Imunon, Inc. (a)	1,113	1,503
Incyte Corp. (a)	14,600	1,172,672
Infinity Pharmaceuticals, Inc. (a)	3,800	2,109
InfuSystem Holdings, Inc. (a)	800	6,944
Inhibrx, Inc. (a)	3,300	81,312
Inmode Ltd. (a)	11,700	417,690
Innoviva, Inc. (a)	1,800	23,850
Inogen, Inc. (a)	900	17,739
Inovio Pharmaceuticals, Inc. (a)	39,900	62,244
Insmed, Inc. (a)	3,300	65,934
Instil Bio, Inc. (a)	16,400	10,332
Integer Holdings Corp. (a)	400	27,384
Integra LifeSciences Holdings Corp. (a)	5,200	291,564
Intellia Therapeutics, Inc. (a)	14,000	488,460
Intercept Pharmaceuticals, Inc. (a)	9,600	118,752
Invacare Corp. (a)	4,800	2,016
Ionis Pharmaceuticals, Inc. (a)	6,400	241,728
Iovance Biotherapeutics, Inc. (a)	19,000	121,410
IQVIA Holdings, Inc. (a)	300	61,467
iRadimed Corp.	400	11,316
Ironwood Pharmaceuticals, Inc. (a)	23,300	288,687
IVERIC bio, Inc. (a)	15,199	325,411
Jazz Pharmaceuticals PLC (a)	3,200	509,792
Johnson & Johnson (c)	70,200	12,400,830
Joint Corp. (The) (a)	2,500	34,950
Jounce Therapeutics, Inc. (a)	8,800	9,768
KalVista Pharmaceuticals, Inc. (a)	2,300	15,548
Karuna Therapeutics, Inc. (a)	2,000	393,000
Karyopharm Therapeutics, Inc. (a)	18,100	61,540
Kezar Life Sciences, Inc. (a)	10,900	76,736
Kodiak Sciences, Inc. (a)	5,800	41,528
Kronos Bio, Inc. (a)	4,400	7,128
Kura Oncology, Inc. (a)	4,200	52,122
Kymera Therapeutics, Inc. (a)	4,400	109,824
Lannett Co., Inc. (a)	3,500	1,823
Lantern Pharma, Inc. (a)	200	1,208
Lantheus Holdings, Inc. (a)	5,900	300,664
Larimar Therapeutics, Inc. (a)	1,933	7,983
Leap Therapeutics, Inc. (a)	6,600	2,970
LeMaitre Vascular, Inc.	1,000	46,020
LHC Group, Inc. (a)	4,900	792,281
Lipocine, Inc. (a)	3,800	1,459
Liquidia Corp. (a)	11,900	75,803
LivaNova PLC (a)	1,400	77,756
Lyra Therapeutics, Inc. (a)	600	1,884
MacroGenics, Inc. (a)	17,800	119,438

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Magenta Therapeutics, Inc. (a)	4,100	$1,619
MannKind Corp. (a)	3,100	16,337
Maravai LifeSciences Holdings, Inc., Class A (a)	22,100	316,251
Masimo Corp. (a)	7,500	1,109,625
Medtronic plc (c)	116,400	9,046,608
MEI Pharma, Inc. (a)	500	122
Meridian Bioscience, Inc. (a)	3,500	116,235
Merrimack Pharmaceuticals, Inc. (a)	300	3,438
Mersana Therapeutics, Inc. (a)	20,000	117,200
Milestone Pharmaceuticals, Inc. (a)	700	2,772
MiMedx Group, Inc. (a)	3,400	9,452
Mirum Pharmaceuticals, Inc. (a)	2,400	46,800
Molecular Templates, Inc. (a)	2,928	960
Myomo, Inc. (a)	800	409
Myovant Sciences Ltd. (a)	2,900	78,184
NanoString Technologies, Inc. (a)	13,500	107,595
Natera, Inc. (a)	18,300	735,111
Nektar Therapeutics (a)	8,400	18,984
Neogen Corp. (a)	13,700	208,651
NeoGenomics, Inc. (a)	20,900	193,116
Neoleukin Therapeutics, Inc. (a)	3,900	1,985
Neurocrine Biosciences, Inc. (a)	11,200	1,337,728
Neuronetics, Inc. (a)	4,400	30,228
Nevro Corp. (a)	6,800	269,280
Nexgel, Inc. (a)	300	375
NextCure, Inc. (a)	2,200	3,102
NGM Biopharmaceuticals, Inc. (a)	6,400	32,128
Nkarta, Inc. (a)	4,200	25,158
Novocure Ltd. (a)	3,000	220,050
NuVasive, Inc. (a)	6,000	247,440
Nuvation Bio, Inc. (a)	12,600	24,192
Ocular Therapeutix, Inc. (a)	7,100	19,951
Olema Pharmaceuticals, Inc. (a)	3,300	8,085
Omeros Corp. (a)	7,600	17,176
Omnicell, Inc. (a)	900	45,378
Omthera Pharmaceutical, Inc. (a),(d)	700	0
Onconova Therapeutics, Inc. (a)	1,033	664
Oncorus, Inc. (a)	1,600	405
Oncternal Therapeutics, Inc. (a)	5,700	5,700
Opiant Pharmaceuticals, Inc. (a)	300	6,084
OPKO Health, Inc. (a)	35,201	44,001
Option Care Health, Inc. (a)	1,600	48,144
Organogenesis Holdings, Inc. (a)	13,100	35,239
ORIC Pharmaceuticals, Inc. (a)	900	5,301
Orthofix Medical, Inc. (a)	400	8,212
Oscar Health, Inc., Class A (a)	25,900	63,714
Paratek Pharmaceuticals, Inc. (a)	6,900	12,903
Passage Bio, Inc. (a)	6,400	8,832
PDS Biotechnology Corp. (a)	8,200	108,240
Pennant Group, Inc. (The) (a)	100	1,098
Perrigo Co. plc	7,500	255,675
Personalis, Inc. (a)	7,400	14,652
Phathom Pharmaceuticals, Inc. (a)	100	1,122
Phibro Animal Health Corp., Class A	1,300	17,433
Pliant Therapeutics, Inc. (a)	3,300	63,789
PLx Pharma, Inc. (a)	500	82
PMV Pharmaceuticals, Inc. (a)	100	870
Praxis Precision Medicines, Inc. (a)	9,600	22,848
Precigen, Inc. (a)	4,100	6,232
Prelude Therapeutics, Inc. (a)	1,100	6,644
Premier, Inc., Class A	200	6,996
Prestige Consumer Healthcare, Inc. (a)	2,100	131,460

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Progyny, Inc. (a)	1,800	$56,070
Prometheus Biosciences, Inc. (a)	11,075	1,218,250
Protagonist Therapeutics, Inc. (a)	11,600	126,556
Protara Therapeutics, Inc. (a)	700	1,876
Provention Bio, Inc. (a)	1,100	11,627
PTC Therapeutics, Inc. (a)	6,700	255,739
Pulmonx Corp. (a)	1,300	10,959
Puma Biotechnology, Inc. (a)	4,900	20,727
QIAGEN NV (a)	9,500	473,765
Quanterix Corp. (a)	6,500	90,025
Quince Therapeutics, Inc. (a)	7,100	4,526
RadNet, Inc. (a)	2,000	37,660
RAPT Therapeutics, Inc. (a)	3,600	71,280
Reata Pharmaceuticals, Inc., Class A (a)	300	11,397
Relmada Therapeutics, Inc. (a)	6,400	22,336
Replimune Group, Inc. (a)	2,700	73,440
Revance Therapeutics, Inc. (a)	22,300	411,658
REVOLUTION Medicines, Inc. (a)	1,900	45,258
Rigel Pharmaceuticals, Inc. (a)	47,500	71,250
Rocket Pharmaceuticals, Inc. (a)	9,800	191,786
Royalty Pharma plc, Class A	1,900	75,088
Sage Therapeutics, Inc. (a)	1,800	68,652
Salarius Pharmaceuticals, Inc. (a)	244	373
Sangamo BioSciences, Inc. (a)	22,700	71,278
Sarepta Therapeutics, Inc. (a)	10,200	1,321,716
Satsuma Pharmaceuticals, Inc. (a)	2,800	2,520
Savara, Inc. (a)	2,100	3,255
Science 37 Holdings, Inc. (a)	500	208
scPharmaceuticals, Inc. (a)	1,700	12,189
SeaSpine Holdings Corp. (a)	5,300	44,255
Selecta Biosciences, Inc. (a)	16,400	18,532
Sensei Biotherapeutics, Inc. (a)	400	596
Sensus Healthcare, Inc. (a)	900	6,678
Shattuck Labs, Inc. (a)	700	1,610
SIGA Technologies, Inc. (a)	6,700	49,312
Silverback Therapeutics, Inc. (a)	4,200	35,826
Singular Genomics Systems, Inc. (a)	700	1,407
Solid Biosciences, Inc. (a)	173	931
SomaLogic, Inc. (a)	1,800	4,518
Sotera Health Co. (a)	3,300	27,489
SpringWorks Therapeutics, Inc. (a)	3,200	83,232
STAAR Surgical Co. (a)	2,600	126,204
Star Equity Holdings, Inc. (a)	400	342
Stereotaxis, Inc. (a)	4,700	9,729
Stoke Therapeutics, Inc. (a)	400	3,692
Supernus Pharmaceuticals, Inc. (a)	3,800	135,546
Surgery Partners, Inc. (a)	100	2,786
Surmodics, Inc. (a)	400	13,648
Sutro Biopharma, Inc. (a)	6,800	54,944
Syndax Pharmaceuticals, Inc. (a)	6,500	165,425
Syneos Health, Inc. (a)	2,500	91,700
Synlogic, Inc. (a)	2,600	1,976
Tactile Systems Technology, Inc. (a)	3,300	37,884
Talaris Therapeutics, Inc. (a)	200	204
Tandem Diabetes Care, Inc. (a)	18,600	836,070
Tarsus Pharmaceuticals, Inc. (a)	200	2,932
TCR2 Therapeutics, Inc. (a)	3,900	3,895
Teladoc Health, Inc. (a)	37,300	882,145
TG Therapeutics, Inc. (a)	8,900	105,287
Theravance Biopharma, Inc. (a)	15,600	175,032
Tracon Pharmaceuticals, Inc. (a)	1,200	1,788
TransMedics Group, Inc. (a)	500	30,860

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Travere Therapeutics, Inc. (a)	5,800	$121,974
Tricida, Inc. (a)	10,600	1,621
Ultragenyx Pharmaceutical, Inc. (a)	8,700	403,071
United Therapeutics Corp. (a)	900	250,281
Vanda Pharmaceuticals, Inc. (a)	6,500	48,035
Vapotherm, Inc. (a)	700	1,890
Varex Imaging Corp. (a)	3,000	60,900
Vaxart, Inc. (a)	38,000	36,514
Vaxcyte, Inc. (a)	600	28,770
Verastem, Inc. (a)	24,100	9,700
Vericel Corp. (a)	3,800	100,092
Verrica Pharmaceuticals, Inc. (a)	300	825
Viatris, Inc.	150,600	1,676,178
Viemed Healthcare, Inc. (a)	1,000	7,560
ViewRay, Inc. (a)	15,000	67,200
Viking Therapeutics, Inc. (a)	16,300	153,220
Viracta Therapeutics, Inc. (a)	200	292
Virios Therapeutics, Inc. (a)	300	71
VistaGen Therapeutics, Inc. (a)	4,300	443
Waters Corp. (a)	100	34,258
West Pharmaceutical Services, Inc.	1,400	329,490
XBiotech, Inc. (a)	900	3,159
Xencor, Inc. (a)	3,000	78,120
Xenon Pharmaceuticals, Inc. (a)	1,000	39,430
Y-mAbs Therapeutics, Inc. (a)	400	1,952
Zimmer Biomet Holdings, Inc.	500	63,750
Zynerba Pharmaceuticals, Inc. (a)	3,400	1,802

		135,063,067

Industrial Products — 0.4%
AAR Corp. (a)	200	8,980
Advanced Emissions Solutions, Inc. (a)	1,400	3,402
Aerojet Rocketdyne Holdings, Inc. (a)	3,300	184,569
Agrify Corp. (a)	20	7
Allegion PLC	2,600	273,676
Allied Motion Technologies, Inc.	400	13,924
Allison Transmission Holdings, Inc.	2,100	87,360
Altra Industrial Motion Corp.	400	23,900
AMETEK, Inc.	1,400	195,608
Archer Aviation, Inc., Class A (a)	2,000	3,740
Argan, Inc.	800	29,504
Art’s-Way Manufacturing Co., Inc. (a)	100	193
Astronics Corp. (a)	1,300	13,390
Babcock & Wilcox Enterprises, Inc. (a)	1,200	6,924
Barnes Group, Inc.	1,900	77,615
Bel Fuse, Inc., Class B	800	26,336
Bloom Energy Corp., Class A (a)	40,138	767,438
BWX Technologies, Inc.	3,700	214,896
Chart Industries, Inc. (a)	400	46,092
Chase Corp.	100	8,626
Cognex Corp.	600	28,266
Columbus McKinnon Corp.	1,600	51,952
Commercial Vehicle Group, Inc. (a)	500	3,405
CVD Equipment Corp. (a)	200	1,102
Donaldson Co., Inc.	700	41,209
Douglas Dynamics, Inc.	100	3,616
Dover Corp.	4,600	622,886
Ducommun, Inc. (a)	200	9,992
Eaton Corp. plc	300	47,085
Enerpac Tool Group Corp.	1,100	27,995
FARO Technologies, Inc. (a)	200	5,882
Federal Signal Corp.	1,200	55,764

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Gates Industrial Corp. plc (a)	1,400	$15,974
Generac Holdings, Inc. (a)	7,000	704,620
General Dynamics Corp.	9,200	2,282,612
Gibraltar Industries, Inc. (a)	1,100	50,468
Gorman-Rupp Co. (The)	600	15,372
Hayward Holdings, Inc. (a)	200	1,880
HEICO Corp.	3,100	476,284
Helios Technologies, Inc.	200	10,888
Howmet Aerospace, Inc.	1,200	47,292
Hurco Cos., Inc.	100	2,613
Hydrofarm Holdings Group, Inc. (a)	7,400	11,470
Hyliion Holdings Corp. (a)	8,300	19,422
Insteel Industries, Inc.	400	11,008
Intevac, Inc. (a)	500	3,235
Janus International Group, Inc. (a)	100	952
Johnson Controls International plc	19,300	1,235,200
Kaman Corp.	300	6,690
Kennametal, Inc.	2,100	50,526
Keysight Technologies, Inc. (a)	4,200	718,494
Kratos Defense & Security Solutions, Inc. (a)	100	1,032
LB Foster Co., Class A (a)	100	968
Lincoln Electric Holdings, Inc.	2,400	346,776
Lockheed Martin Corp. (c)	16,000	7,783,840
LSI Industries, Inc.	1,000	12,240
Manitowoc Co., Inc. (The) (a)	4,000	36,640
Mayville Engineering Co., Inc. (a)	900	11,394
Modine Manufacturing Co. (a)	1,900	37,734
Mueller Water Products, Inc., Class A	3,200	34,432
nLight, Inc. (a)	4,700	47,658
NN, Inc. (a)	3,200	4,800
Nordson Corp.	300	71,316
nVent Electric plc	7,400	284,678
Oshkosh Corp.	200	17,638
Otis Worldwide Corp.	14,100	1,104,171
PACCAR, Inc.	1,300	128,661
Pentair PLC	3,500	157,430
Powell Industries, Inc.	300	10,554
Proto Labs, Inc. (a)	2,400	61,272
Sarcos Technology and Robotics Corp. (a)	1,600	898
Sensata Technologies Holding plc	300	12,114
Shyft Group, Inc. (The)	2,700	67,122
Spirit AeroSystems Holdings, Inc., Class A	2,200	65,120
Standex International Corp.	300	30,723
Stanley Black & Decker, Inc.	1,800	135,216
Tennant Co.	200	12,314
Thermon Group Holdings, Inc. (a)	2,500	50,200
Timken Co.	300	21,201
Titan International, Inc. (a)	5,100	78,132
Trimble, Inc. (a)	1,000	50,560
Triumph Group, Inc. (a)	5,000	52,600
TuSimple Holdings, Inc., Class A (a)	58,400	95,776
Vishay Precision Group, Inc. (a)	400	15,460
Wabash National Corp.	2,900	65,540
Watts Water Technologies, Inc., Class A	200	29,246

		19,485,790

Industrial Services — 0.3%
Acacia Research Corp. (a)	2,700	11,367
Air Transport Services Group, Inc. (a)	200	5,196
Alta Equipment Group, Inc.	1,000	13,190
Atlas Technical Consultants, Inc. (a)	400	2,060
Avalon Holdings Corp., Class A (a)	200	550

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Barrett Business Services, Inc.	500	$46,640
BGSF, Inc.	300	4,596
Brady Corp., Class A	1,100	51,810
BrightView Holdings, Inc. (a)	100	689
CBIZ, Inc. (a)	800	37,480
Civeo Corp. (a)	525	16,328
Concrete Pumping Holdings, Inc. (a)	3,000	17,550
CoreCivic, Inc. (a)	7,300	84,388
CorVel Corp. (a)	300	43,599
Covenant Logistics Group, Inc.	400	13,828
CRA International, Inc.	300	36,729
CryoPort, Inc. (a)	100	1,735
CSX Corp.	90,700	2,809,886
Daseke, Inc. (a)	6,400	36,416
DHT Holdings, Inc.	21,100	187,368
Distribution Solutions Group, Inc. (a)	100	3,686
Dorian LPG Ltd.	100	1,895
DXP Enterprises, Inc. (a)	300	8,265
Eagle Bulk Shipping, Inc.	2,997	149,670
Emerald Holding, Inc. (a)	1,100	3,894
Ennis, Inc.	800	17,728
EVI Industries, Inc. (a)	100	2,387
Fluor Corp. (a)	10,700	370,862
Franklin Covey Co. (a)	700	32,739
Frontier Group Holdings, Inc. (a)	5,600	57,512
FTI Consulting, Inc. (a)	100	15,880
Genco Shipping & Trading Ltd.	700	10,752
Geo Group, Inc. (The) (a)	36,000	394,200
Great Lakes Dredge & Dock Corp. (a)	1,900	11,305
H&E Equipment Services, Inc.	2,400	108,960
Hackett Group, Inc.	4,100	83,517
Harsco Corp. (a)	3,200	20,128
Heidrick & Struggles International, Inc.	500	13,985
Herc Holdings, Inc.	200	26,314
Hudson Technologies, Inc. (a)	9,600	97,152
Huron Consulting Group, Inc. (a)	1,300	94,380
Information Services Group, Inc.	2,600	11,960
Insperity, Inc.	1,600	181,760
International Seaways, Inc.	8,600	318,372
Iteris, Inc. (a)	100	311
Kelly Services, Inc., Class A	1,800	30,420
Kforce, Inc.	900	49,347
Legalzoom.com, Inc. (a)	500	3,870
Limbach Holdings, Inc. (a)	200	2,082
Marten Transport Ltd.	4,499	88,990
Mistras Group, Inc. (a)	900	4,437
MRC Global, Inc. (a)	10,600	122,748
MSC Industrial Direct Co., Class A	1,400	114,380
MYR Group, Inc. (a)	100	9,207
Navigator Holdings Ltd. (a)	1,500	17,940
Nordic American Tankers Ltd.	47,000	143,820
Norfolk Southern Corp.	200	49,284
Orion Group Holdings, Inc. (a)	500	1,190
Overseas Shipholding Group, Inc., Class A (a)	6,400	18,496
PAM Transportation Services, Inc. (a)	100	2,590
Pangaea Logistics Solutions Ltd.	3,000	15,450
Primoris Services Corp.	1,100	24,134
Radiant Logistics, Inc. (a)	2,300	11,707
Resources Connection, Inc.	700	12,866
RXO, Inc. (a)	900	15,480
Schneider National, Inc., Class B	5,300	124,020
ShotSpotter, Inc. (a)	400	13,532

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
SP Plus Corp. (a)	200	$6,944
Sterling Construction Co., Inc. (a)	2,200	72,160
Teekay Corp. (a)	16,900	76,726
Teekay Tankers Ltd., Class A (a)	8,463	260,745
Titan Machinery, Inc. (a)	2,300	91,379
TOP Ships, Inc. (a)	5	6
Transcat, Inc. (a)	400	28,348
TriNet Group, Inc. (a)	3,000	203,400
Triton International Ltd.	3,700	254,486
Tutor Perini Corp. (a)	6,500	49,075
U-Haul Holding Co. (a)	200	12,038
Union Pacific Corp. (c)	28,800	5,963,616
US Xpress Enterprises, Inc., Class A (a)	2,000	3,620
V2X, Inc. (a)	100	4,129
Viad Corp. (a)	200	4,878
Wilhelmina International, Inc. (a)	100	345
WillScot Mobile Mini Holdings Corp. (a)	14,800	668,516
Yellow Corp. (a)	14,900	37,399

		14,072,819

Insurance — 0.1%
Argo Group International Holdings Ltd.	2,600	67,210
Brighthouse Financial, Inc. (a)	4,500	230,715
Citizens, Inc. (a)	1,200	2,556
CNO Financial Group, Inc.	1,000	22,850
Corebridge Financial, Inc.	45,984	922,439
Donegal Group, Inc., Class A	900	12,780
eHealth, Inc. (a)	7,900	38,236
Employers Holdings, Inc.	400	17,252
Erie Indemnity Co., Class A	100	24,872
F&G Annuities & Life, Inc.	1,300	26,013
Genworth Financial, Inc., Class A (a)	12,500	66,125
Goosehead Insurance, Inc., Class A (a)	100	3,434
Greenlight Capital Re Ltd., Class A (a)	1,600	13,040
Hallmark Financial Services, Inc. (a)	900	526
HCI Group, Inc.	500	19,795
Heritage Insurance Holdings, Inc.	3,900	7,020
Jackson Financial, Inc., Class A	13,200	459,228
Lemonade, Inc. (a)	3,827	52,353
Lincoln National Corp.	400	12,288
Maiden Holdings Ltd. (a)	300	633
MBIA, Inc. (a)	800	10,280
Mercury General Corp.	2,400	82,080
Progressive Corp.	9,500	1,232,245
Root, Inc., Class A (a)	583	2,618
Selectquote, Inc. (a)	2,200	1,478
SiriusPoint Ltd. (a)	3,800	22,420
Tiptree, Inc.	500	6,920
Trean Insurance Group, Inc. (a)	3,300	19,800
Trupanion, Inc. (a)	400	19,012
United Insurance Holdings Corp.	2,100	2,226
Universal Insurance Holdings, Inc.	2,300	24,357
Unum Group	21,700	890,351
Voya Financial, Inc.	300	18,447

		4,331,599

Materials — 0.3%
AdvanSix, Inc.	600	22,812
Alamos Gold, Inc., Class A	4,900	49,539
Alcoa Corp.	12,301	559,326
Alpha Metallurgical Resources, Inc.	1,900	278,141
American Vanguard Corp.	1,500	32,565

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Arch Resources, Inc.	200	$28,558
B2Gold Corp.	15,100	53,907
Carpenter Technology Corp.	1,900	70,186
Century Aluminum Co. (a)	5,000	40,900
CF Industries Holdings, Inc.	6,900	587,880
Codexis, Inc. (a)	18,300	85,278
Coeur Mining, Inc. (a)	62,400	209,664
CONSOL Energy, Inc.	1,500	97,500
Constellium SE (a)	200	2,366
Eagle Materials, Inc.	500	66,425
Eastman Chemical Co.	6,100	496,784
Ecolab, Inc.	4,500	655,020
Ecovyst, Inc. (a)	12,500	110,750
Element Solutions, Inc.	800	14,552
Endeavour Silver Corp. (a)	400	1,296
First Majestic Silver Corp.	600	5,004
Franco-Nevada Corp.	1,400	191,072
Gatos Silver, Inc. (a)	7,300	29,857
Glatfelter Corp.	12,900	35,862
Graphic Packaging Holding Co.	23,700	527,325
Hallador Energy Co. (a)	1,500	14,985
Haynes International, Inc.	100	4,569
Hudbay Minerals, Inc.	2,100	10,647
Ingevity Corp. (a)	400	28,176
Innospec, Inc.	100	10,286
Intrepid Potash, Inc. (a)	3,700	106,819
Kinross Gold Corp.	9,400	38,446
Kronos Worldwide, Inc.	300	2,820
Livent Corp. (a)	6,700	133,129
LSB Industries, Inc. (a)	9,300	123,690
McEwen Mining, Inc. (a)	4,200	24,612
Meta Materials, Inc. (a)	50	60
Myers Industries, Inc.	800	17,784
NACCO Industries, Inc., Class A	200	7,600
New Gold, Inc. (a)	56,800	55,664
Newmont Corp.	48,400	2,284,480
Northwest Pipe Co. (a)	200	6,740
O-I Glass, Inc. (a)	4,900	81,193
Osisko Gold Royalties Ltd.	5,300	63,971
Pan American Silver Corp.	21,100	344,774
Park Aerospace Corp.	400	5,364
PolyMet Mining Corp. (a)	1,100	2,915
Ramaco Resources, Inc.	10,000	87,900
Ranpak Holdings Corp. (a)	9,800	56,546
Rayonier Advanced Materials, Inc. (a)	5,800	55,680
Rogers Corp. (a)	300	35,802
Ryerson Holding Corp.	1,600	48,416
Sandstorm Gold Ltd.	20,700	108,882
Seabridge Gold, Inc. (a)	400	5,032
Silgan Holdings, Inc.	200	10,368
Silvercorp Metals, Inc.	32,700	96,792
Simpson Manufacturing Co., Inc.	100	8,866
SunCoke Energy, Inc.	11,900	102,697
Sylvamo Corp.	5,400	262,386
Teck Resources Ltd., Class B	7,000	264,740
Tecnoglass, Inc.	1,200	36,924
Ternium SA, ADR	600	18,336
TimkenSteel Corp. (a)	4,900	89,033
Trex Co., Inc. (a)	9,200	389,436
Tronox Holdings plc, Class A	12,800	175,488
Unifi, Inc. (a)	4,000	34,440
United States Steel Corp.	67,900	1,700,895

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Valvoline, Inc.	6,200	$202,430
Venator Materials plc (a)	2,600	1,404
Warrior Met Coal, Inc.	8,700	301,368
WestRock Co.	4,200	147,672
Yamana Gold, Inc.	132,800	737,040

		12,599,866

Media — 0.9%
Activision Blizzard, Inc. (c)	3,079	235,698
Airbnb, Inc., Class A (a),(c)	57,800	4,941,900
Alphabet, Inc., Class A (a),(c)	138,200	12,193,386
Altice USA, Inc., Class A (a)	200	920
Angi, Inc. (a)	23,900	56,165
AppLovin Corp., Class A (a)	1,700	17,901
Audacy, Inc. (a)	12,400	2,791
Bumble, Inc., Class A (a)	2,700	56,835
Cargurus, Inc. (a)	2,100	29,421
Charter Communications, Inc., Class A (a)	4,440	1,505,604
Clear Channel Outdoor Holdings, Inc. (a)	27,900	29,295
DHI Group, Inc. (a)	2,800	14,812
DoorDash, Inc., Class A (a)	8,100	395,442
Eventbrite, Inc., Class A (a)	20,000	117,200
Fiverr International Ltd. (a)	9,600	279,744
Fluent, Inc. (a)	1,800	1,962
GoDaddy, Inc., Class A (a)	7,000	523,740
Harte Hanks, Inc. (a)	1,300	15,197
HealthStream, Inc. (a)	1,400	34,776
IMAX Corp. (a)	5,900	86,494
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b),(c)	22,282	875,905
Liberty Media Corp-Liberty SiriusXM, Class C (c)	33,974	1,329,403
Magnite, Inc. (a)	6,500	68,835
Marqeta, Inc., Class A (a)	69,400	424,034
Meta Platforms, Inc., Class A (a),(c)	34,800	4,187,832
OptimizeRx Corp. (a)	3,400	57,120
Pinterest, Inc., Class A (a)	141,700	3,440,476
Quotient Technology, Inc. (a)	12,700	43,561
ROBLOX Corp., Class A (a)	32,100	913,566
Roku, Inc. (a)	7,100	288,970
Sciplay Corp., Class A (a)	1,900	30,552
Shutterstock, Inc.	4,000	210,880
Snap, Inc., Class A (a)	394,000	3,526,300
Spotify Technology SA (a)	20,900	1,650,055
TechTarget, Inc. (a)	1,200	52,872
TEGNA, Inc.	1,300	27,547
Townsquare Media, Inc., Class A (a)	500	3,625
TripAdvisor, Inc. (a)	9,400	169,012
TrueCar, Inc. (a)	1,800	4,518
Upwork, Inc. (a)	22,500	234,900
Urban One, Inc. (a)	300	1,128
VeriSign, Inc. (a)	2,500	513,600
Waitr Holdings, Inc. (a)	17	6
WideOpenWest, Inc. (a)	500	4,555
World Wrestling Entertainment, Inc., Class A	3,200	219,264

		38,817,799

Oil & Gas — 0.5%
Amplify Energy Corp. (a)	2,466	21,676
Antero Resources Corp. (a)	29,300	908,007
Barnwell Industries, Inc.	200	591
Berry Corp.	7,400	59,200
Cheniere Energy, Inc.	13,600	2,039,456
Chesapeake Energy Corp.	8	755

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Clean Energy Fuels Corp. (a)	35,300	$183,560
Comstock Resources, Inc.	24,600	337,266
Crescent Point Energy Corp.	27,600	197,340
CVR Energy, Inc.	5,000	156,700
Delek US Holdings, Inc.	15,600	421,200
Diamondback Energy, Inc.	1,200	164,136
DMC Global, Inc. (a)	200	3,888
Earthstone Energy, Inc., Class A (a)	1,700	24,191
Enerplus Corp.	6,700	118,255
EnLink Midstream LLC	20,800	255,840
EQT Corp.	72,100	2,439,143
Evolution Petroleum Corp.	4,400	33,220
Forum Energy Technologies, Inc. (a)	800	23,600
Golar LNG Ltd. (a)	4,600	104,834
Helix Energy Solutions Group, Inc. (a)	28,700	211,806
HF Sinclair Corp.	16,700	866,563
Imperial Oil Ltd.	900	43,866
Independence Contract Drilling, Inc. (a)	3,900	12,753
Kinetik Holdings, Inc.	2,980	98,578
Kosmos Energy Ltd. (a)	114,500	728,220
Liberty Energy, Inc. (a)	600	9,606
Magnolia Oil & Gas Corp., Class A	17,300	405,685
Mammoth Energy Services, Inc. (a)	4,400	38,060
Marathon Oil Corp.	75,500	2,043,785
Marathon Petroleum Corp.	1,900	221,141
Matrix Service Co. (a)	2,300	14,306
Murphy Oil Corp.	7,700	331,177
Murphy USA, Inc.	1,400	391,356
Nabors Industries Ltd. (a)	1,200	185,844
Natural Gas Services Group, Inc. (a)	600	6,876
New Fortress Energy, Inc.	37,875	1,606,658
Newpark Resources, Inc. (a)	11,800	48,970
NextDecade Corp. (a)	600	2,964
NexTier Oilfield Solutions, Inc. (a)	48,946	452,261
Noble Corp. plc (a)	1,800	67,878
Northern Oil and Gas, Inc.	10	308
NOW, Inc. (a)	9,400	119,380
Oceaneering International, Inc. (a)	700	12,243
Oil States International, Inc. (a)	12,500	93,250
Ovintiv, Inc.	17,418	883,267
Par Petroleum Corp. (a)	300	6,975
Patterson-UTI Energy, Inc.	14,000	235,760
PBF Energy, Inc., Class A	40,400	1,647,512
Permian Resources Corp.	76,900	722,860
PHX Minerals, Inc.	5,300	20,617
Pioneer Natural Resources Co.	700	159,873
Plains GP Holdings LP, Class A	50,200	624,488
Precision Drilling Corp. (a)	800	61,360
ProFrac Holding Corp., Class A (a)	49	1,235
Ranger Oil Corp., Class A	2,900	117,247
Ring Energy, Inc. (a)	35,200	86,592
Select Energy Services, Inc., Class A	8,600	79,464
Singularity Future Technology Ltd. (a)	54	23
Sitio Royalties Corp., Class A	3,493	100,779
SM Energy Co.	10,400	362,232
Smart Sand, Inc. (a)	4,500	8,055
Solaris Oilfield Infrastructure, Inc., Class A	3,000	29,790
Talos Energy, Inc. (a)	21,400	404,032
TETRA Technologies, Inc. (a)	500	1,730
Tidewater, Inc. (a)	2,500	92,125
Transocean Ltd. (a)	209,333	954,558
TravelCenters of America, Inc. (a)	1,540	68,961

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
US Silica Holdings, Inc. (a)	800	$10,000
Viper Energy Partners LP	1,500	47,685
W&T Offshore, Inc. (a)	30,000	167,400
Weatherford International plc (a)	11,200	570,304
World Fuel Services Corp.	1,600	43,728

		23,015,044

Oil, Gas & Coal — 0.0%
ProPetro Holding Corp. (a)	1,400	14,518

Private Equity — 0.0%
Millennium Equity Private Equity (a),(b),(d)	60,879	1,065,383

Real Estate — 0.1%
Agree Realty Corp.	9,300	659,649
Alpine Income Property Trust, Inc.	2,600	49,608
American Assets Trust, Inc.	500	13,250
Armada Hoffler Properties, Inc.	100	1,150
Braemar Hotels & Resorts, Inc.	7,500	30,825
Broadstone Net Lease, Inc.	100	1,621
BRT Apartments Corp.	300	5,892
Camden Property Trust	600	67,128
Chatham Lodging Trust	2,100	25,767
Community Healthcare Trust, Inc.	200	7,160
Creative Media & Community Trust Corp.	200	980
CTO Realty Growth, Inc.	18,686	341,580
Diversified Healthcare Trust	59,600	38,549
EastGroup Properties, Inc.	1,400	207,284
Equity Commonwealth	17,300	431,981
Equity LifeStyle Properties, Inc.	300	19,380
Essential Properties Realty Trust, Inc.	2,100	49,287
eXp World Holdings, Inc.	5,700	63,156
Farmland Partners, Inc.	7,500	93,450
First Industrial Realty Trust, Inc.	600	28,956
Four Corners Property Trust, Inc.	4,600	119,278
Gaming and Leisure Properties, Inc.	200	10,418
Getty Realty Corp.	800	27,080
Gladstone Land Corp.	1,900	34,865
Hersha Hospitality Trust, Class A	4,300	36,636
Industrial Logistics Properties Trust	5,200	17,004
Legacy Housing Corp. (a)	400	7,584
McGrath RentCorp	1,100	108,614
Medalist Diversified REIT, Inc.	1,100	781
National Storage Affiliates Trust	6,900	249,228
NETSTREIT Corp.	3,900	71,487
NexPoint Residential Trust, Inc.	100	4,352
Park Hotels & Resorts, Inc.	3,112	36,691
Pebblebrook Hotel Trust	2,500	33,475
Piedmont Office Realty Trust, Inc., Class A	900	8,253
Plymouth Industrial REIT, Inc.	2,300	44,114
Power REIT (a)	200	790
Presidio Property Trust, Inc., Class A	500	500
Prologis, Inc.	28	3,156
Rafael Holdings, Inc., Class B (a)	1,200	2,244
RE/MAX Holdings, Inc., Class A	1,900	35,416
Redfin Corp. (a)	31,300	132,712
Retail Opportunity Investments Corp.	10,700	160,821
Rexford Industrial Realty, Inc. (b)	9,786	534,707
RLJ Lodging Trust	5,400	57,186
SBA Communications Corp.	500	140,155
Summit Hotel Properties, Inc.	3,800	27,436
Terreno Realty Corp.	3,200	181,984
Universal Health Realty Income Trust	500	23,865

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Wheeler Real Estate Investment Trust, Inc. (a)	200	$274
Whitestone REIT	1,900	18,316

		4,266,075

Real Estate Investment Trusts (REITs) — 0.0%
Life Storage, Inc.	4,600	453,100

Renewable Energy — 0.3%
American Superconductor Corp. (a)	100	368
Ballard Power Systems, Inc. (a)	3,500	16,765
Eneti, Inc.	4,390	44,120
Enphase Energy, Inc. (a),(c)	39,400	10,439,424
FuelCell Energy, Inc. (a)	1,271	3,533
FutureFuel Corp.	3,200	26,016
Gevo, Inc. (a)	34,500	65,550
Sunnova Energy International, Inc. (a)	600	10,806
SunPower Corp. (a)	1,700	30,651
TPI Composites, Inc. (a)	7,300	74,022

		10,711,255

Retail & Wholesale - Discretionary — 0.5%
1-800-Flowers.com, Inc., Class A (a)	5,400	51,624
Allbirds, Inc., Class A (a)	5,100	12,342
Amazon.com, Inc. (a),(c)	145,000	12,180,000
Aspen Aerogels, Inc. (a)	8,500	100,215
AutoZone, Inc. (a)	600	1,479,708
Avis Budget Group, Inc. (a)	8,500	1,393,405
Barnes & Noble Education, Inc. (a)	3,900	6,825
Bassett Furniture Industries, Inc.	800	13,904
BlueLinx Holdings, Inc. (a)	1,500	106,665
Build-A-Bear Workshop, Inc. (a)	1,100	26,224
CarMax, Inc. (a)	100	6,089
Carvana Co. (a)	1,100	5,214
Cato Corp., Class A	2,300	21,459
Chewy, Inc., Class A (a)	32,500	1,205,100
Chico’s FAS, Inc. (a)	32,300	158,916
Conn’s, Inc. (a)	5,800	39,904
Designer Brands, Inc., Class A	2,900	28,362
Dick’s Sporting Goods, Inc.	1,700	204,493
eBay, Inc.	500	20,735
Etsy, Inc. (a)	28,000	3,353,840
Express, Inc. (a)	3,400	3,468
G-III Apparel Group Ltd. (a)	2,900	39,759
Gaia, Inc. (a)	700	1,666
Gap, Inc.	400	4,512
Guess?, Inc.	4,400	91,036
Haverty Furniture Cos., Inc.	1,800	53,820
IAA, Inc. (a)	500	20,000
La-Z-Boy, Inc.	2,000	45,640
Monro, Inc.	2,200	99,440
Nordstrom, Inc.	7,600	122,664
O’Reilly Automotive, Inc. (a)	300	253,209
Overstock.com, Inc. (a)	1,700	32,912
Party City Holdco, Inc. (a)	28,800	10,527
PC Connection, Inc.	100	4,690
Petco Health & Wellness Co., Inc. (a)	2,400	22,752
PetMed Express, Inc.	800	14,160
Poshmark, Inc., Class A (a)	100	1,788
Qurate Retail, Inc., Class A (a)	24,500	39,935
Revolve Group, Inc. (a)	11,800	262,668
Rush Enterprises, Inc., Class A	700	36,596
Sally Beauty Holdings, Inc. (a)	800	10,016

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	200	$5,844
Shift Technologies, Inc. (a)	21	3
Shoe Carnival, Inc.	3,200	76,512
Stitch Fix, Inc., Class A (a)	21,700	67,487
Vera Bradley, Inc. (a)	6,100	27,633
Veritiv Corp.	300	36,513
Wayfair, Inc., Class A (a)	6,700	220,363

		22,020,637

Retail & Wholesale - Staples — 0.1%
Arko Corp.	4,500	38,970
Chefs’ Warehouse, Inc. (a)	100	3,328
Grocery Outlet Holding Corp. (a)	700	20,433
Kroger Co.	65,100	2,902,158
Laird Superfood, Inc. (a)	400	336
Natural Grocers by Vitamin Cottage, Inc.	1,000	9,140
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,200	196,728
PriceSmart, Inc.	400	24,312
Rite Aid Corp. (a)	16,300	54,442
Sprouts Farmers Market, Inc. (a)	1,400	45,318
Village Super Market, Inc., Class A	200	4,658
Weis Markets, Inc.	100	8,229

		3,308,052

Retail - Discretionary — 0.0%
Destination XL Group, Inc. (a)	9,200	62,100

Software & Technology Services — 2.8%
8x8, Inc. (a)	1,500	6,480
Accenture PLC, Class A	5,700	1,520,988
ACI Worldwide, Inc. (a)	124,634	2,866,582
Adobe, Inc. (a),(c)	37,300	12,552,569
Agilysys, Inc. (a)	300	23,742
Alignment Healthcare, Inc. (a)	3,300	38,808
Allscripts Healthcare Solutions, Inc. (a)	12,300	216,972
Alteryx, Inc., Class A (a)	3,900	197,613
American Software, Inc., Class A	1,500	22,020
ANSYS, Inc. (a)	2,100	507,339
Appian Corp., Class A (a)	400	13,024
Asana, Inc., Class A (a)	21,300	293,301
Atlassian Corp., Class A (a)	9,100	1,170,988
Autodesk, Inc. (a)	15,700	2,933,859
Automatic Data Processing, Inc.	14,900	3,559,014
Avaya Holdings Corp. (a)	12,400	2,430
Avid Technology, Inc. (a)	700	18,613
AvidXchange Holdings, Inc. (a)	431,081	4,284,945
Bandwidth, Inc., Class A (a)	6,700	153,765
Benefitfocus, Inc. (a)	300	3,138
Bentley Systems, Inc., Class B	400	14,784
BigCommerce Holdings, Inc. (a)	5,400	47,196
BlackBerry Ltd. (a)	16,600	54,116
Booz Allen Hamilton Holding Corp.	2,000	209,040
Box, Inc., Class A (a)	20,800	647,504
Brightcove, Inc. (a)	2,600	13,598
C3.ai, Inc., Class A (a)	100	1,119
CACI International, Inc., Class A (a)	100	30,059
Cadence Design Systems, Inc. (a)	10,800	1,734,912
Calix, Inc. (a)	1,300	88,959
Cardlytics, Inc. (a)	9,600	55,488
Cass Information Systems, Inc.	400	18,328
Cerence, Inc. (a)	8,300	153,799
Clear Secure, Inc., Class A	600	16,458

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Cloudflare, Inc., Class A (a)	37,300	$1,686,333
Cognizant Technology Solutions Corp., Class A	1,800	102,942
CommVault Systems, Inc. (a)	2,400	150,816
Computer Programs & Systems, Inc. (a)	200	5,444
comScore, Inc. (a)	3,800	4,408
Conduent, Inc. (a)	11,900	48,195
Confluent, Inc., Class A (a)	1,400	31,136
Coupa Software, Inc. (a)	15,900	1,258,803
Crowdstrike Holdings, Inc., Class A (a)	24,800	2,611,192
CSG Systems International, Inc.	900	51,480
CyberArk Software Ltd. (a)	800	103,720
Datadog, Inc., Class A (a)	9,700	712,950
Digi International, Inc. (a)	2,600	95,030
Digimarc Corp. (a)	1,200	22,188
DigitalOcean Holdings, Inc. (a)	15,200	387,144
DocuSign, Inc. (a)	58,300	3,230,986
Domo, Inc., Class B (a)	4,200	59,808
Donnelley Financial Solutions, Inc. (a)	100	3,865
DoubleVerify Holdings, Inc. (a)	100	2,196
Dropbox, Inc., Class A (a)	33,400	747,492
Duck Creek Technologies, Inc. (a)	3,900	46,995
Duolingo, Inc. (a)	1,100	78,243
Dynatrace, Inc. (a)	33,500	1,283,050
Ebix, Inc.	2,300	45,908
eGain Corp. (a)	1,000	9,030
Elastic NV (a)	1,300	66,950
EngageSmart, Inc. (a)	600	10,560
Everbridge, Inc. (a)	600	17,748
Evertec, Inc.	3,000	97,140
Evo Payments, Inc., Class A (a)	4,000	135,360
ExlService Holdings, Inc. (a)	1,100	186,373
FactSet Research Systems, Inc.	700	280,847
Fair Isaac Corp. (a)	600	359,148
Fastly, Inc., Class A (a)	28,600	234,234
Forrester Research, Inc. (a)	500	17,880
Fortinet, Inc. (a)	44,700	2,185,383
Gartner, Inc. (a)	1,300	436,982
Global Payments, Inc.	16,270	1,615,936
Green Dot Corp., Class A (a)	8,200	129,724
Grid Dynamics Holdings, Inc. (a)	4,800	53,856
Guidewire Software, Inc. (a)	4,600	287,776
HashiCorp, Inc., Class A (a)	700	19,138
Health Catalyst, Inc. (a)	6,200	65,906
Hims & Hers Health, Inc. (a)	1,000	6,410
ICF International, Inc.	500	49,525
Immersion Corp.	7,500	52,725
Integral Ad Science Holding Corp. (a)	100	879
IonQ, Inc. (a)	900	3,105
Jack Henry & Associates, Inc.	1,100	193,116
Jamf Holding Corp. (a)	100	2,130
Kubient, Inc. (a)	300	192
Kyndryl Holdings, Inc. (a)	200	2,224
Leidos Holdings, Inc.	1,800	189,342
Limelight Networks, Inc. (a)	18,300	20,679
LivePerson, Inc. (a)	6,100	61,854
LiveRamp Holdings, Inc. (a)	2,200	51,568
Manhattan Associates, Inc. (a)	3,100	376,340
MarketAxess Holdings, Inc.	2,000	557,780
Microsoft Corp. (c)	21,100	5,060,202
MicroStrategy, Inc., Class A (a)	800	113,256
Mitek Systems, Inc. (a)	3,000	29,070
Model N, Inc. (a)	4,100	166,296

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Momentive Global, Inc. (a)	18,800	$131,600
Monday.com Ltd. (a)	100	12,200
Moneylion, Inc. (a)	400	248
MongoDB, Inc. (a)	3,300	649,572
MSCI, Inc.	3,500	1,628,095
NetSol Technologies, Inc. (a)	200	570
New Relic, Inc. (a)	5,400	304,830
NextGen Healthcare, Inc. (a)	5,400	101,412
NortonLifeLock, Inc.	8,400	180,012
Nutanix, Inc., Class A (a)	12,700	330,835
Nuvei Corp. (a)	400	10,164
Okta, Inc. (a)	1,500	102,495
Olo, Inc., Class A (a)	1,500	9,375
ON24, Inc. (a)	1,900	16,397
OneSpan, Inc. (a)	1,700	19,023
Open Lending Corp., Class A (a)	17,800	120,150
Oracle Corp. (c)	48,600	3,972,564
PagerDuty, Inc. (a)	11,500	305,440
Palantir Technologies, Inc., Class A (a)	24,000	154,080
Palo Alto Networks, Inc. (a),(c)	50,500	7,046,770
Parsons Corp. (a)	3,800	175,750
Paya Holdings, Inc. (a)	335,028	2,636,670
Paychex, Inc.	1,300	150,228
Paycom Software, Inc. (a)	3,300	1,024,023
Paylocity Holding Corp. (a)	2,800	543,928
Paymentus Holdings, Inc., Class A (a)	400	3,204
Payoneer Global, Inc. (a)	18,200	99,554
PayPal Holdings, Inc. (a),(c)	127,571	9,085,607
Paysafe Ltd. (a)	875	12,154
PDF Solutions, Inc. (a)	1,200	34,224
Pegasystems, Inc.	600	20,544
Phreesia, Inc. (a)	3,700	119,732
Privia Health Group, Inc. (a)	1,300	29,523
Progress Software Corp.	300	15,135
PROS Holdings, Inc. (a)	100	2,426
PTC, Inc. (a)	1,400	168,056
Q2 Holdings, Inc. (a)	196,033	5,267,407
Qualys, Inc. (a)	4,200	471,366
Rackspace Technology, Inc. (a)	900	2,655
Rapid7, Inc. (a)	3,400	115,532
Red Violet, Inc. (a)	200	4,604
Rimini Street, Inc. (a)	4,000	15,240
RingCentral, Inc., Class A (a)	1,600	56,640
Sabre Corp. (a)	29,400	181,692
Salesforce, Inc. (a)	9,100	1,206,569
Schrodinger, Inc. (a)	1,700	31,773
SecureWorks Corp., Class A (a)	1,000	6,390
SEMrush Holdings, Inc., Class A (a)	700	5,698
ServiceNow, Inc. (a)	3,700	1,436,599
Smartsheet, Inc., Class A (a)	8,500	334,560
SolarWinds Corp. (a)	1,400	13,104
Sprout Social, Inc., Class A (a)	6,400	361,344
SPS Commerce, Inc. (a)	600	77,058
Squarespace, Inc., Class A (a)	300	6,651
Synopsys, Inc. (a)	6,400	2,043,456
Tabula Rasa HealthCare, Inc. (a)	3,000	14,850
Telos Corp. (a)	700	3,563
Tenable Holdings, Inc. (a)	6,000	228,900
Teradata Corp. (a)	2,700	90,882
TTEC Holdings, Inc.	800	35,304
Twilio, Inc., Class A (a)	26,900	1,317,024
Tyler Technologies, Inc. (a)	300	96,723

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
UiPath, Inc., Class A (a)	22,100	$280,891
Unisys Corp. (a)	1,000	5,110
Varonis Systems, Inc. (a)	17,900	428,526
Veeva Systems, Inc., Class A (a)	6,400	1,032,832
Verra Mobility Corp. (a)	16,700	230,961
Vimeo, Inc. (a)	32,000	109,760
VirnetX Holding Corp. (a)	3,200	4,160
Visa, Inc., Class A(c)	60,800	12,631,808
VMware, Inc., Class A (a)	12,800	1,571,328
Western Union Co. (The)	23,400	322,218
Workday, Inc., Class A (a)	2,000	334,660
Workiva, Inc. (a)	3,500	293,895
Yext, Inc. (a)	16,500	107,745
Zedge, Inc., Class B (a)	1,500	2,640
Zoom Video Communications, Inc., Class A (a),(c)	69,700	4,721,478
Zscaler, Inc. (a)	17,000	1,902,300
Zuora, Inc., Class A (a)	22,000	139,920

		126,150,944

Tech Hardware & Semiconductors — 0.8%
A10 Networks, Inc.	6,300	104,769
Advanced Micro Devices, Inc. (a)	46,600	3,018,282
Airgain, Inc. (a)	300	1,953
Akoustis Technologies, Inc. (a)	300	846
Alpha & Omega Semiconductor Ltd. (a)	2,000	57,140
Ambarella, Inc. (a)	7,100	583,833
Amkor Technology, Inc.	100	2,398
Amtech Systems, Inc. (a)	500	3,800
Applied Optoelectronics, Inc. (a)	5,900	11,151
Arista Networks, Inc. (a)	25,400	3,082,290
Arlo Technologies, Inc. (a)	9,700	34,047
Aviat Networks, Inc. (a)	1,000	31,190
AXT, Inc. (a)	2,700	11,826
Benchmark Electronics, Inc.	1,000	26,690
CalAmp Corp. (a)	6,800	30,464
Cambium Networks Corp. (a)	1,500	32,505
Casa Systems, Inc. (a)	2,400	6,552
Celestica, Inc. (a)	9,000	101,430
CEVA, Inc. (a)	500	12,790
Cirrus Logic, Inc. (a)	800	59,584
Cisco Systems, Inc. (c)	222,400	10,595,136
Comtech Telecommunications Corp.	300	3,642
Daktronics, Inc. (a)	2,600	7,332
Diebold Nixdorf, Inc. (a)	2,700	3,834
Dolby Laboratories, Inc., Class A	600	42,324
EMCORE Corp. (a)	7,800	7,508
Enovix Corp. (a)	6,000	74,640
Everspin Technologies, Inc. (a)	2,000	11,120
Extreme Networks, Inc. (a)	4,600	84,226
Flex Ltd. (a)	3,000	64,380
FormFactor, Inc. (a)	6,200	137,826
Garmin Ltd.	8,100	747,549
GoPro, Inc., Class A (a)	27,900	138,942
Harmonic, Inc. (a)	8,900	116,590
Hewlett Packard Enterprise Co.	5,700	90,972
HP, Inc.	2,800	75,236
Identiv, Inc. (a)	1,200	8,688
Impinj, Inc. (a)	5,000	545,900
Infinera Corp. (a)	14,500	97,730
Inseego Corp. (a)	8,100	6,824
Intel Corp. (c)	309,400	8,177,442
Intellicheck, Inc. (a)	800	1,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
InterDigital, Inc.	2,100	$103,908
inTEST Corp. (a)	700	7,210
IPG Photonics Corp. (a)	3,700	350,279
Juniper Networks, Inc.	5,000	159,800
Kopin Corp. (a)	12,500	15,500
Lattice Semiconductor Corp. (a)	5,300	343,864
Lumentum Holdings, Inc. (a)	3,700	193,029
Luna Innovations, Inc. (a)	1,100	9,669
MaxLinear, Inc. (a)	9,100	308,945
MKS Instruments, Inc.	100	8,473
NetApp, Inc.	17,800	1,069,068
NETGEAR, Inc. (a)	1,600	28,976
Netscout Systems, Inc. (a)	400	13,004
Photronics, Inc. (a)	11,000	185,130
Pixelworks, Inc. (a)	6,400	11,328
PlayAGS, Inc. (a)	5,800	29,580
Power Integrations, Inc.	3,700	265,364
Pure Storage, Inc., Class A (a)	57,500	1,538,700
Quantum Corp. (a)	1,200	1,308
Rambus, Inc. (a)	500	17,910
Ribbon Communications, Inc. (a)	2,500	6,975
Sanmina Corp. (a)	900	51,561
Semtech Corp. (a)	17,400	499,206
SiTime Corp. (a)	3,400	345,508
SkyWater Technology, Inc. (a)	200	1,422
Skyworks Solutions, Inc.	10,200	929,526
SMART Global Holdings, Inc. (a)	100	1,488
Stratasys Ltd. (a)	9,900	117,414
Super Micro Computer, Inc. (a)	1,100	90,310
Synaptics, Inc. (a)	5,100	485,316
TESSCO Technologies, Inc. (a)	400	1,928
Universal Electronics, Inc. (a)	200	4,162
Veeco Instruments, Inc. (a)	4,530	84,167
Viasat, Inc. (a)	200	6,330
Viavi Solutions, Inc. (a)	4,200	44,142
Vicor Corp. (a)	900	48,375
VOXX International Corp. (a)	1,900	15,922
Xerox Holdings Corp.	20,700	302,220
Zebra Technologies Corp., Class A (a)	600	153,846

		36,103,844

Telecommunications — 0.0%
AST SpaceMobile, Inc. (a)	5,900	28,438
Cogent Communications Holdings, Inc.	2,100	119,868
EchoStar Corp., Class A (a)	3,800	63,384
ESC NII Holdings, Inc. (a),(d)	50,677	13,176
Gogo, Inc. (a)	9,100	134,316
Iridium Communications, Inc.	300	15,420
Ooma, Inc. (a)	1,100	14,982
Spok Holdings, Inc.	5,200	42,588
Verizon Communications, Inc.	20,800	819,520

		1,251,692

Transportation & Logistics — 0.1%
American Airlines Group, Inc. (a)	132,900	1,690,488
JetBlue Airways Corp. (a)	12,400	80,352
Mesa Air Group, Inc. (a)	7,200	11,016
Universal Logistics Holdings, Inc.	600	20,064

		1,801,920

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Utilities — 0.0%
Consolidated Water Co. Ltd.	800	$11,840
NextEra Energy, Inc.	4,700	392,920
Northwest Natural Holding Co.	300	14,277
NorthWestern Corp.	800	47,472
PNM Resources, Inc.	9,700	473,263
Unitil Corp.	300	15,408
York Water Co. (The)	500	22,490

		977,670

Waste & Environmental Services & Equipment — 0.0%
CECO Environmental Corp. (a)	4,600	53,728
Clean Harbors, Inc. (a)	500	57,060
Energy Recovery, Inc. (a)	4,600	94,254
Evoqua Water Technologies Corp. (a)	300	11,880
Heritage-Crystal Clean, Inc. (a)	500	16,240
Republic Services, Inc.	6,700	864,233
Waste Connections, Inc.	300	39,768

		1,137,163

Total North America		876,907,160

Oceania — 0.0%
Health Care — 0.0%
Benitec Biopharma, Inc. (a)	200	34

Materials — 0.0%
BHP Group Ltd., ADR	300	18,615

Total Oceania		18,649

South America — 0.0%
Banking — 0.0%
Bancolombia SA, ADR	1,900	54,226

Consumer Discretionary Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	19,363	161,875

Materials — 0.0%
Gerdau SA, ADR	7,200	39,888
Nexa Resources SA	2,200	13,266
Sociedad Quimica y Minera de Chile SA, ADR	7,100	566,864
Wheaton Precious Metals Corp.	2,500	97,700

		717,718

Media — 0.0%
Liberty Latin America Ltd., Class C (a)	800	6,080

Oil & Gas — 0.0%
Ecopetrol SA, ADR	100	1,047
Geopark Ltd.	4,200	64,890
Gran Tierra Energy, Inc. (a)	85,600	84,744
Petroleo Brasileiro SA, ADR	900	9,585

		160,266

Retail & Wholesale - Staples — 0.0%
Cia Brasileira de Distribuicao, ADR (a)	10,100	31,310

Software & Technology Services — 0.0%
Dlocal Ltd. (a)	3,300	51,381
StoneCo Ltd., Class A (a)	81,300	767,472

		818,853

Total South America		1,950,328

TOTAL COMMON STOCK (COST $942,585,494)		921,655,852

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 0.2%
North America — 0.2%
Consumer Discretionary Services — 0.0%
Journey Beyond Preferred Equity (a),(b),(d)	15,330	$1,605,619

Financial Services — 0.1%
ATI EQUITY (a),(b),(d)	3,039	3,061,793

Retail - Discretionary — 0.1%
Guitar Center, Inc. (a),(b),(d)	38,645	5,052,834

Total North America		9,720,246

TOTAL PREFERRED STOCK (COST $8,825,537)		9,720,246

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.1%
North America — 4.1%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, 1 mo. USD LIBOR + .69%, 5.08%, 08/25/35 (b),(e)	$759,979	584,976
Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.76%, 12/25/60 (b),(c),(e),(f)	762,000	548,680
Allegany Park CLO Ltd., Series 2019-1A, Class AR, 3 mo. TSFR + 1.30%, 5.26%, 01/20/35 (b),(c),(e),(f)	5,300,000	5,171,925
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 7.10%, 11.38%, 01/21/32 (b),(c),(e),(f)	1,000,000	879,207
AMSR Trust, Series 2022-SFR3, Class E1, 4.00%, 10/17/39 (b),(f)	118,000	100,603
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. TSFR + 2.16%, 6.50%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,719,644
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 11.42%, 10/15/32 (b),(c),(e),(f)	250,000	221,390
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 10.49%, 10/20/34 (b),(c),(e),(f)	1,000,000	867,861
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 10.94%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,253,355
Bain Capital Credit CLO Ltd.,
Series 2020-3A, Class A1R, 3 mo. USD LIBOR + 1.16%, 5.48%, 10/23/34 (b),(c),(e),(f)	6,000,000	5,764,254
Series 2022-1A, Class A1, 3 mo. TSFR + 1.32%, 5.25%, 04/18/35 (b),(c),(e),(f)	7,000,000	6,733,594
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 10.40%, 07/20/34 (b),(c),(e),(f)	1,000,000	844,756
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 10.86%, 04/15/36 (b),(c),(e),(f)	500,000	445,049
Series 2019-4A, Class E, 3 mo. USD LIBOR + 7.39%, 11.47%, 01/15/33 (b),(e),(f)	500,000	460,022
Series 2020-4A, Class A, 3 mo. USD LIBOR + 1.22%, 5.46%, 01/20/32 (b),(c),(e),(f)	10,000,000	9,838,360
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 10.33%, 07/15/34 (b),(c),(e),(f)	1,000,000	883,826
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 11.44%, 01/20/32 (b),(c),(e),(f)	1,000,000	894,139
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 10.83%, 07/15/34 (b),(c),(e),(f)	1,000,000	875,888
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 10.78%, 10/15/34 (b),(c),(e),(f)	1,000,000	872,311
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. USD LIBOR + 6.86%, 11.22%, 07/25/34 (b),(c),(e),(f)	1,000,000	881,195
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 10.48%, 04/15/34 (b),(c),(e),(f)	250,000	218,076
BlueMountain CLO XXX Ltd., Series 2020-30A, Class AR, 3 mo. TSFR + 1.37%, 5.23%, 04/15/35 (b),(c),(e),(f)	7,250,000	6,996,308
BPCRE 2022-FL2 Ltd.,
Series 2022-FL2, Class AS, 1 mo. TSFR + 3.10%, 7.42%, 01/16/37 (b),(e),(f)	1,000,000	983,731
Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 8.12%, 01/16/37 (b),(e),(f)	1,000,000	973,155
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 10.74%, 07/20/34 (b),(c),(e),(f)	2,000,000	1,705,308

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BSPRT 2022-FL9 Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 8.25%, 07/15/39 (b),(e),(f)	$1,277,000	$1,223,148
Carlyle US CLO Ltd., Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 10.49%, 07/20/34 (b),(c),(e),(f)	1,000,000	872,628
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 9.85%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,621,860
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 10.81%, 04/20/32 (b),(c),(e),(f)	2,500,000	2,202,540
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 10.84%, 07/20/34 (b),(c),(e),(f)	1,000,000	843,771
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 10.93%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,292,359
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 10.96%, 04/20/34 (b),(c),(e),(f)	1,250,000	1,094,658
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, 3 mo. USD LIBOR + 1.13%, 5.49%, 10/25/34 (b),(c),(e),(f)	8,325,000	8,059,041
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 10.88%, 10/16/34 (b),(c),(e),(f)	1,000,000	893,946
CoreVest American Finance Trust,
Series 2017-2, Class M, 5.41%, 12/25/27 (b),(c),(e),(f)	1,000,000	874,454
Series 2019-2, Class XA, 2.41%, 06/15/52 (b),(c),(e),(f),(g)	4,351,242	327,461
Series 2019-3, Class XA, 2.05%, 10/15/52 (b),(c),(e),(f),(g)	8,997,441	360,348
Series 2020-1, Class E, 4.68%, 03/15/50 (b),(c),(e),(f)	125,000	102,693
Series 2020-4, Class XB, 2.80%, 12/15/52 (b),(c),(e),(f),(g)	1,000,000	115,259
Series 2020-4, Class XA, 3.85%, 12/15/52 (b),(c),(e),(f),(g)	847,747	98,201
Series 2021-1, Class XA, 2.95%, 04/15/53 (b),(c),(e),(f),(g)	826,557	59,201
Series 2021-2, Class XA, 3.00%, 07/15/54 (b),(c),(e),(f),(g)	836,919	82,390
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A4, 1 mo. USD LIBOR + .32%, 4.71%, 05/25/47 (b),(e)	321,698	196,162
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 10.83%, 08/20/34 (b),(c),(e),(f)	1,000,000	854,029
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 5.36%, 11/25/35 (b),(e)	512,000	289,723
FFMLT Trust, Series 2005-FF11, Class M3, 1 mo. USD LIBOR + .93%, 5.32%, 11/25/35 (b),(e)	289,163	224,334
FirstKey Homes 2022-SFR1 Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39 (b),(c),(f)	1,000,000	851,353
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 10.85%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,308,015
FS Rialto Issuer LLC,
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 7.06%, 01/19/39 (b),(c),(e),(f)	1,000,000	957,958
Series 2022-FL5, Class B, 1 mo. TSFR + 3.73%, 7.70%, 06/19/37 (b),(e),(f)	155,000	149,810
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 8.25%, 06/19/37 (b),(e),(f)	1,000,000	974,554
Galaxy 30 Clo Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 10.81%, 04/15/35 (b),(c),(e),(f)	1,000,000	874,440
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 10.58%, 04/16/34 (b),(c),(e),(f)	500,000	430,676
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 10.42%, 05/16/31 (b),(c),(e),(f)	1,000,000	833,721
Goldentree Loan Management US Clo 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 10.39%, 10/20/34 (b),(c),(e),(f)	1,000,000	862,727
GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD LIBOR + 1.13%, 5.37%, 10/20/34 (b),(c),(e),(f)	10,000,000	9,734,210
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 7.43%, 04/15/34 (b),(c),(e),(f)	1,000,000	929,144
GSAA Home Equity Trust, Series 2004-5, Class M2, 4.42%, 06/25/34 (b),(h)	295,260	218,282
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 10.41%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,278,818
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.70%, 11.94%, 01/20/33 (b),(c),(e),(f)	1,000,000	901,629
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 10.95%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,285,137

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Halseypoint Clo 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.94%, 11.35%, 01/30/35 (b),(c),(e),(f)	$1,000,000	$854,653
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 11.44%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,308,235
Lehman XS Trust, Series 2007-9, Class 1A3, 1 mo. USD LIBOR + .60%, 4.99%, 06/25/37 (b),(e)	734,579	561,215
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .16%, 4.55%, 11/25/36 (b),(e)	3,019,297	984,372
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 4.91%, 05/25/36 (b),(e)	6,903,957	2,002,831
Magnetite XII Ltd., Series 2015-12A, Class ARR, 3 mo. USD LIBOR + 1.10%, 5.18%, 10/15/31 (b),(c),(e),(f)	5,000,000	4,919,780
Magnetite XXVIII Ltd., Series 2020-28A, Class AR, 3 mo. USD LIBOR + 1.13%, 5.37%, 01/20/35 (b),(c),(e),(f)	10,000,000	9,762,970
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .32%, 4.71%, 08/25/36 (b),(e)	477,099	170,350
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 4.54%, 10/25/36 (b),(e)	511,575	166,048
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. USD LIBOR + 3.50%, 7.89%, 10/25/37 (b),(e)	706,455	468,586
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. USD LIBOR + ..24%, 4.63%, 10/25/37 (b),(e)	1,524,442	241,156
Series 2006-RM5, Class A2C, 1 mo. USD LIBOR + ..36%, 4.75%, 10/25/37 (b),(e)	2,220,611	356,135
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 7.47%, 06/19/37 (b),(e),(f)	1,213,000	1,193,855
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 8.02%, 06/19/37 (b),(e),(f)	1,000,000	981,539
MF1 Ltd., Series 2021-FL7, Class C, 1 mo. USD LIBOR + 2.05%, 6.39%, 10/16/36 (b),(e),(f)	310,000	290,131
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 3 mo. USD LIBOR + 6.50%, 10.74%, 04/20/31 (b),(e),(f)	1,000,000	877,133
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 10.49%, 10/20/35 (b),(c),(e),(f)	1,000,000	860,141
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 10.44%, 04/15/34 (b),(c),(e),(f)	1,000,000	869,110
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39 (b),(f)	161,000	130,456
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. USD LIBOR + 2.95%, 7.28%, 01/26/34 (b),(c),(e),(f)	1,000,000	909,204
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 10.67%, 07/20/32 (b),(c),(e),(f)	1,000,000	885,963
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 10.84%, 12/02/34 (b),(c),(e),(f)	2,000,000	1,748,042
Series 2022-25A, Class E1, 3 mo. TSFR + 6.15%, 9.63%, 07/20/35 (b),(e),(f)	1,000,000	927,881
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 3 mo. USD LIBOR + 1.00%, 5.65%, 02/14/31 (b),(c),(e),(f)	5,000,000	4,909,965
Palmer Square CLO Ltd.,
Series 2015-1A, Class A1A4, 3 mo. USD LIBOR + 1.13%, 5.81%, 05/21/34 (b),(c),(e),(f)	10,000,000	9,687,890
Series 2021-4A, Class A, 3 mo. USD LIBOR + 1.17%, 5.25%, 10/15/34 (b),(c),(e),(f)	8,000,000	7,766,784
Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 11.27%, 07/20/35 (b),(e),(f)	1,000,000	930,037
Parallel Ltd.,
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 10.96%, 07/20/32 (b),(c),(e),(f)	666,500	549,247
Series 2021-2A, Class D, 3 mo. USD LIBOR + 7.20%, 11.44%, 10/20/34 (b),(c),(e),(f)	1,000,000	847,762
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.25%, 04/20/35 (b),(c),(e),(f)	1,000,000	852,948
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 11.10%, 05/18/34 (b),(c),(e),(f)	500,000	428,406
Point Securitization Trust 2021-1, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(c),(e),(f),(g)	1,000,000	931,110
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 10.53%, 10/15/34 (b),(c),(e),(f)	1,000,000	887,597
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 10.63%, 04/16/32 (b),(c),(e),(f)	1,750,000	1,511,170
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 10.69%, 04/17/34 (b),(c),(e),(f)	500,000	418,156
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(c),(f),(h)	101,000	84,307
Progress Residential Trust,
Series 2021-SFR11, Class F, 4.42%, 01/17/39 (b),(f)	100,000	78,911
Series 2021-SFR8, Class E1, 2.38%, 10/17/38 (b),(f)	100,000	82,117

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-SFR9, Class F, 4.05%, 11/17/40 (b),(f)	$100,000	$79,249
Series 2022-SFR1, Class G, 5.52%, 02/17/41 (b),(f)	100,000	77,914
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (b)	100,000	85,349
Series 2022-SFR3, Class E1, 5.20%, 04/17/39 (b),(c),(f)	1,000,000	879,587
Series 2022-SFR3, Class E2, 5.60%, 04/17/39 (b),(c),(f)	1,000,000	875,608
Series 2022-SFR4, Class E1, 6.12%, 05/17/41 (b),(f)	100,000	86,015
Rad CLO 2 Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 10.08%, 10/15/31 (b),(c),(e),(f)	416,667	367,392
Rad CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 10.58%, 04/15/32 (b),(c),(e),(f)	1,000,000	862,835
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. USD LIBOR + 1.28%, 6.31%, 04/25/35 (b),(e)	2,253,000	1,605,747
RASC Trust,
Series 2006-KS1, Class M4, 1 mo. USD LIBOR + .53%, 5.18%, 02/25/36 (b),(e)	321,574	229,214
Series 2006-KS8, Class M1, 1 mo. USD LIBOR + .29%, 4.68%, 10/25/36 (b),(e)	283,303	236,558
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 7.93%, 06/25/37 (b),(e),(f)	290,000	280,510
Rockford Tower CLO Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 6.90%, 11.14%, 01/20/32 (b),(c),(e),(f)	1,500,000	1,331,710
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 10.61%, 07/25/31 (b),(c),(e),(f)	2,250,000	1,806,496
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 10.86%, 07/10/34 (b),(c),(e),(f)	500,000	421,920
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 9.88%, 04/15/36 (b),(c),(e),(f)	1,000,000	849,590
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 11.56%, 07/20/34 (b),(c),(e),(f)	500,000	427,813
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 10.55%, 07/15/34 (b),(c),(e),(f)	2,400,000	1,913,784
STAR Trust,
Series 2022-SFR3, Class E1, 1 mo. TSFR + 3.20%, 7.52%, 05/17/24 (b),(c),(e),(f)	1,000,000	954,816
Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 8.02%, 05/17/24 (b),(c),(e),(f)	1,000,000	947,905
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 11.00%, 11/18/30 (b),(c),(e),(f)	750,000	675,497
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 10.53%, 07/21/34 (b),(c),(e),(f)	1,000,000	873,030
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 10.59%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,305,822
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 11.17%, 01/25/34 (b),(c),(e),(f)	1,000,000	837,879
TRTX Issuer Ltd., Series 2022-FL5, Class AS, 1 mo. SOFR + 2.15%, 5.96%, 02/15/39 (b),(e),(f)	1,000,000	947,859
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (b),(f),(h)	100,000	84,345
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 11.14%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,286,807
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(c),(f),(h)	124,000	103,335
Voya CLO Ltd.,
Series 2018-3A, Class A1A, 3 mo. USD LIBOR + 1.15%, 5.23%, 10/15/31 (b),(c),(e),(f)	5,602,000	5,525,253
Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 9.83%, 10/15/31 (b),(c),(e),(f)	1,500,000	1,208,870
Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.25%, 7.49%, 10/20/34 (b),(c),(e),(f)	1,100,000	1,011,550
Wells Fargo Home Equity Trust, Series 2006-1, Class M6, 5.06%, 05/25/36 (b),(e)	2,974,216	2,516,083

Total North America		186,128,828

TOTAL ASSET-BACKED SECURITIES (COST $197,993,025)		186,128,828

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c)	3,418,000	2,866,848

Total North America		2,866,848

TOTAL CONVERTIBLE BONDS (COST $3,418,000)		2,866,848

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BANK DEBT — 3.2%
Europe — 0.2%
Pharmaceuticals — 0.2%
Mallinckrodt International Finance S.A.,
2022 USD Exit Term Loan, 10.24%, 09/30/27 (b),(e)	$1,767,006	$1,328,453
2022 USD Term Loan, 9.99%, 09/30/27 (b),(e)	12,963,314	9,744,134

		11,072,587

Total Europe		11,072,587

North America — 2.5%
Apparel & Textile Products — 0.0%
Mad Engine Global, LLC Term Loan, 11.730%, 07/15/27 (b),(e)	1,543,421	1,259,169

Consumer Discretionary Services — 0.4%
HB Acquisitions LLC 2022 AUD Term Loan, 10.307%, 02/15/25 (b),(d),(e)	21,079,817	14,065,152
Journey Beyond AUD Term Loan, 8.863%, 02/15/25 (b),(d)	4,778,354	3,253,343

		17,318,495

Consumer Services — 0.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.134%, 10/01/25 (b),(e)	2,338,839	1,938,313

Entertainment Resources — 0.2%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 3.50%, 7.88%, 08/17/28 (b),(e)	108,625	107,064
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 7.73%, 03/08/24 (b),(e)	11,387,542	8,526,422
2017 2nd Lien Term Loan, 11.73%, 09/06/24 (b),(e)	3,281,628	2,133,059

		10,766,545

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B, 10.580%, 01/12/26 (b),(e)	1,615,301	1,585,692

Health Care Facilities & Services — 0.1%
Covetrus, Inc., Term Loan, 3 mo. TSFR, 5.00%, 10/13/29 (b),(e)	1,186,543	1,108,824
Team Health Holdings, Inc.,
1st Lien Term Loan, 7.13%, 02/06/24 (b),(e)	2,474,455	2,108,781
2022 Term Loan B, 9.57%, 03/02/27 (b),(e)	1,375,726	1,028,355
U.S. Renal Care, Inc. 2019 Term Loan B, 9.438%, 06/26/26 (b),(e)	2,488,057	1,378,458

		5,624,418

Health Care Facilities & Services — 0.0%
MED ParentCo LP, 1st Lien Term Loan, 1 mo. USD LIBOR, 4.25%, 08/31/26 (b),(e)	498,994	423,911

Home Improvement — 0.0%
Stitch Aquisition Corporation Term Loan B, 11.480%, 07/28/28 (b),(e)	1,550,396	1,312,674

Industrial Other — 0.3%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 8.608%, 06/21/24 (b),(e)	4,283,490	3,823,015
QualTek USA, LLC 2018 1st Lien Term Loan, 10.665%, 07/18/25 (b),(e)	12,550,636	8,126,537

		11,949,552

Industrial Services — 0.2%
American Auto Auction Group, LLC 2021 Term Loan B, 9.730%, 12/30/27 (b),(e)	9,381,712	7,214,536
TKC Holdings, Inc., 2022 PIK Toggle Holdco Term Loan, 1 mo. SOFR CME + 12.00%, 12.00%, 02/15/27 (b),(d),(e)	3,597,323	2,050,474

		9,265,010

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount		Value
Leisure Products — 0.1%
Bulldog Purchaser Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 8.17%, 09/05/25 (b),(e)	$4,306,481		$3,708,182

Machinery Manufacturing — 0.4%
Arcline FM Holdings, LLC 2021 2nd Lien Term Loan, 12.980%, 06/23/29 (b),(d),(e)	4,416,711		3,886,706
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 11.23%, 05/21/29 (b),(e)	1,122,432		1,013,926
2021 USD 2nd Lien Term Loan, 10.73%, 05/21/29 (b),(e)	11,545,028		10,505,976

			15,406,608

Property & Casualty Insurance — 0.1%
Asurion LLC,
2020 Term Loan B8, 1 mo. USD LIBOR, 3.25%, 12/23/26 (b),(e),(i)	2,223,291		1,977,351
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR, 5.25%, 01/20/29 (b),(e)	1,560,274		1,205,873

			3,183,224

Publishing & Broadcasting — 0.2%
A-L Parent LLC 2016 1st Lien Term Loan, 7.640%, 12/01/23 (b),(e)	11,769,656		8,764,157

Refining & Marketing — 0.1%
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD LIBOR, 11.14%, 08/25/26 (b)	1,916,570		1,796,784
Gulf Finance, LLC, 2021 Term Loan, 1 mo. LIBOR + 6.75%, 11.14%, 08/25/26 (b),(e)	1,926,847		1,806,419

			3,603,203

Retail - Consumer Discretionary — 0.0%
Michaels Companies, Inc. 2021 Term Loan B, 8.980%, 04/15/28 (b),(e)	748,953		644,519

Software & Services — 0.1%
Constant Contact Inc Second Lien Term Loan, 11.409%, 02/12/29 (b),(e)	2,830,542		2,132,333
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR, 3.50%, 06/02/28 (b),(e)	296,636		246,578
DMT Solutions Global Corporation 2020 Incremental Term Loan, 10.726%, 07/02/24 (b),(d),(e)	1,698,948		1,597,010
Magenta Buyer LLC, 2022 Incremental Term Loan, 12.00%, 07/27/28 (b),(d)	474,617		441,394

			4,417,315

Travel & Lodging — 0.2%
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. LIBOR + 3.00%, 7.38%, 08/02/28 (b),(e)	1,392,922		1,382,475
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 8.67%, 04/27/25 (b),(e)	10,484,915		7,227,147
2020 Term Loan, 12.76%, 11/10/25 (b),(e)	108,047		108,047

			8,717,669

Utilities — 0.0%
Brazos Electric Power Cooperative Inc, Revolver, 3 mo. USD LIBOR, 3.91%, 09/28/23 (b),(d),(e),(i)	675,477		405,286

Waste & Environmental Services & Equipment — 0.0%
Gopher Resource LLC, 1st Lien Term Loan, 3 mo. USD LIBOR, 3.25%, 03/06/25 (b),(e)	1,614,411		1,073,583

Total North America			111,367,525

South America — 0.5%
Consumer Discretionary Services — 0.2%
Infinity Bidco US LLC Fixed Term Loan, 9.500%, 12/23/22 (b),(d)	5,801,118		5,801,118
McLaren Racing Limited, GBP Term Loan, 0.00%, 12/31/35 (b),(d)	2,150,815	GBP	2,937,893

			8,739,011

Health Care — 0.1%
Gordian Medical, Inc. Term Loan B, 10.980%, 01/31/27 (b),(d)	5,779,556		4,045,690
New Millennium HoldCo, Inc. 2020 Term Loan, 8.871%, 05/01/25 (b),(d)	2,263,819		2,178,925

			6,224,615

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount		Value
Industrial Other — 0.1%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 3 mo. LIBOR + 9.50%, 9.50%, 04/01/28 (b),(d)	$1,180,146		$1,180,146
2021 Incremental Fixed Term Loan, 3 mo. LIBOR + 9.50%, 9.50%, 04/01/28 (b),(d)	1,305,759		1,305,759

			2,485,905

Materials — 0.0%
Samarco Mineracao S.A.,
Fixed Rate Term Loan 2, 2.17%, 08/31/22 (b)	730,380		262,937
Term Loan, 2.17%, 12/31/22 (b)	719,110		258,879

			521,816

Mining — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 1.67%, 08/30/24 (b)	11,623,127		4,184,326

Publishing & Broadcasting — 0.0%
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 11.73%, 10/15/24 (b),(d),(e)	329,101		97,085

Travel & Lodging — 0.0%
Hornblower Sub, LLC 2021 Incremental Term Loan, 12.769%, 11/10/25 (b)	450,371		450,371

Total South America			22,703,129

TOTAL BANK DEBT (COST $176,019,570)			145,143,241

CORPORATE BONDS & NOTES — 6.8%
Africa — 0.3%
Chemicals — 0.2%
Sasol Financing USA LLC,
4.38%, 09/18/26 (b)	2,171,000		1,919,310
5.88%, 03/27/24 (b)	6,960,000		6,804,024

			8,723,334

Utilities — 0.1%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25 (b),(j)	5,422,000		4,922,742

Total Africa			13,646,076

Asia — 1.3%
Chemicals — 0.1%
GC Treasury Center Co. Ltd., MTN, 4.40%, 03/30/32 (b),(j)	4,145,000		3,648,512
GC Treasury Center Co., Ltd., MTN, 5.20%, 03/30/52 (b),(j)	2,207,000		1,753,110

			5,401,622

Financial Services — 0.2%
Huarong Finance 2017 Co., Ltd., MTN, 4.25%, 11/07/27 (b)	2,446,000		2,084,121
Huarong Finance 2019 Co., Ltd.,
4.25%, 09/30/25 (b),(e)	207,000		159,226
MTN, 3.38%, 02/24/30 (b)	300,000		227,842
MTN, 3.63%, 09/30/30 (b)	825,000		629,009
MTN, 3.88%, 11/13/29 (b)	200,000		157,495
MTN, 4.50%, 05/29/29 (b)	1,551,000		1,282,924
Huarong Finance II Co., Ltd.,
MTN, 4.63%, 06/03/26 (b),(j)	1,291,000		1,136,080
MTN, 4.88%, 11/22/26 (b),(j)	1,762,000		1,571,073
MTN, 5.00%, 11/19/25 (b),(j)	1,575,000		1,449,942

			8,697,712

Internet Media — 0.3%
Prosus NV,
2.09%, 01/19/30 (b)	1,913,000	EUR	1,588,892
3.83%, 02/08/51 (j)	14,098,000		8,517,559
4.19%, 01/19/32 (b),(j)	1,151,000		952,876
MTN, 3.06%, 07/13/31 (b),(j)	1,500,000		1,156,621
MTN, 4.03%, 08/03/50 (b),(j)	2,834,000		1,767,925
Tencent Holdings Ltd., MTN, 3.84%, 04/22/51 (b),(j)	2,981,000		2,112,008

			16,095,881

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount		Value
Metals & Mining — 0.4%
Freeport Indonesia PT,
6.20%, 04/14/52 (b),(j)	$3,334,000		$2,910,623
MTN, 5.32%, 04/14/32 (b),(j)	11,313,000		10,376,671
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48 (j)	3,012,000		2,824,770

			16,112,064

Real Estate — 0.0%
China Evergrande Group,
8.75%, 06/28/25 (b),(j)	853,000		60,339
9.50%, 04/11/22 (b),(j),(k)	1,800,000		123,750
10.00%, 04/11/23 (b),(j)	400,000		26,720
Scenery Journey Ltd.,
11.50%, 10/24/22 (b),(j)	3,901,000		243,812
12.00%, 10/24/23 (b),(j)	400,000		23,500
13.00%, 11/06/22 (b),(j)	800,000		47,150

			525,271

Refining & Marketing — 0.1%
Thaioil Treasury Center Co., Ltd.,
MTN, 3.50%, 10/17/49 (b),(j)	1,650,000		983,992
MTN, 3.75%, 06/18/50 (b),(j)	1,180,000		732,578
MTN, 5.38%, 11/20/48 (b),(j)	1,970,000		1,565,092

			3,281,662

Retail - Consumer Discretionary — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 (b)	4,595,000		2,852,394

Utilities — 0.1%
PT Perusahaan Perseroan Persero Perusahaan Listrik Negara,
6.25%, 01/25/49 (b),(j)	512,000		484,193
MTN, 4.00%, 06/30/50 (j)	1,113,000		796,598
MTN, 4.38%, 02/05/50 (j)	1,000,000		747,364
MTN, 5.25%, 05/15/47 (b),(j)	3,345,000		2,822,344

			4,850,499

Total Asia			57,817,105

Europe — 0.8%
Automobiles Manufacturing — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (b),(c),(f)	5,813,000		5,398,517
Mclaren Finance plc, 7.50%, 08/01/26 (b),(c),(f)	2,523,000		1,854,405

			7,252,922

Entertainment Resources — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (b),(j)	1,147,000	GBP	1,269,631

Food & Beverage — 0.1%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 7.70%, 04/30/27 (b),(e),(f)	3,404,000	EUR	3,206,553
MHP Lux SA,
6.25%, 09/19/29 (b),(f)	689,000		318,690
6.95%, 04/03/26 (b),(j)	2,257,000		1,076,092
MHP SE ,7.750%, 05/10/24 (b),(f),(j)	2,813,000		1,392,154

			5,993,489

Restaurants — 0.3%
Stonegate Pub Co. Financing 2019 plc ,8.250%, 07/31/25 (b),(f),(j)	11,588,000		12,636,401

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount		Value
Supermarkets — 0.1%
Iceland Bondco plc, 4.63%, 03/15/25 (b)	$2,989,000	GBP	$2,995,634

Transportation & Logistics — 0.1%
Heathrow Finance PLC,
3.88%, 03/01/27 (b),(h),(j)	2,393,000	GBP	2,431,581
4.13%, 09/01/29 (b),(h),(j)	1,483,000	GBP	1,335,691

			3,767,272

Total Europe			33,915,349

Middle East — 0.1%
Banks — 0.0%
Bank Hapoalim BM, 5 year CMT + 2.16%, 3.26%, 01/21/32 (b),(e),(j)	3,296,000		2,836,142

Financial Services — 0.1%
MDGH GMTN RSC Ltd., 5.50%, 04/28/33 (b)	2,982,000		3,147,799

Total Middle East			5,983,941

North America — 3.7%
Automobiles Manufacturing — 0.0%
Rivian Holdings LLC, 6 mo. USD LIBOR + 5.63%, 10.16%, 10/15/26 (b),(e),(f)	783,000		755,595

Chemicals — 0.1%
GPD Cos., Inc., 10.13%, 04/01/26 (b),(f)	236,000		201,190
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(c),(f)	3,623,000		2,924,739

			3,125,929

Commercial Finance — 0.2%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/28 (b),(f)	428,000		365,131
9.75%, 08/01/27 (b),(c),(f)	6,148,000		6,163,370

			6,528,501

Consumer Finance — 0.2%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(c),(f)	14,015,000		6,537,437
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(f)	2,002,000		1,778,445
Rithm Capital Corp., 6.25%, 10/15/25 (b),(f)	590,000		529,407

			8,845,289

Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(c),(f)	11,259,000		9,260,527

Consumer Services — 0.2%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(f)	6,816,000		5,325,714
10.50%, 05/15/29 (b),(c),(f)	9,071,000		5,083,352

			10,409,066

Containers & Packaging — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (b),(c),(f)	1,978,000		1,575,422
10.50%, 07/15/27 (b),(f)	268,000		249,374
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(f)	6,760,000		6,251,085

			8,075,881

Exploration & Production — 0.2%
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	7,220,000		6,931,200

Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(d),(k)	436,000		125,350

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Health Care Facilities & Services — 0.1%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(c),(f)	$5,577,000	$3,397,404
Akumin, Inc., 7.00%, 11/01/25 (b),(c),(f)	3,344,000	2,394,831
U.S. Renal Care, Inc., 10.63%, 07/15/27 (b),(c),(f)	3,352,000	729,060

		6,521,295

Health Care Facilities & Services — 0.2%
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(f)	14,168,000	8,164,168

Home Improvement — 0.1%
Werner FinCo LP, 8.75%, 07/15/25 (b),(c),(f)	4,383,000	2,936,610

Industrial Other — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(f)	5,719,000	4,569,390

Integrated Oils — 0.5%
Petroleos Mexicanos, 3.50%, 01/30/23 (b)	1,029,000	1,023,855
5.63%, 01/23/46 (b)	245,000	142,627
6.35%, 02/12/48 (b)	1,543,000	943,159
6.38%, 01/23/45 (b)	1,024,000	634,040
6.50%, 01/23/29 (b)	907,000	776,309
6.63%, 06/15/35 (b)	2,956,000	2,144,304
6.70%, 02/16/32 (b)	2,113,000	1,659,227
6.75%, 09/21/47 (b)	2,216,000	1,413,805
6.95%, 01/28/60 (b)	993,000	627,599
7.69%, 01/23/50	13,777,000	9,532,288
8.75%, 06/02/29 (b)	3,853,636	3,613,519

		22,510,732

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(f)	5,930,000	5,248,050

Medical Equipment & Devices Manufacturing — 0.0%
Medline Borrower LP, 5.25%, 10/01/29 (b),(f)	2,480,000	1,969,790

Pharmaceuticals — 0.0%
1375209 BC Ltd., 9.00%, 01/30/28 (b),(f)	522,000	508,298

Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(f)	3,151,352	3,143,474
11.50%, 02/28/25 (b),(c),(f)	16,438,963	16,356,768

		19,500,242

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(f)	5,023,873	4,672,645
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30 (b),(f)	121,000	119,167

		4,791,812

Real Estate — 0.1%
Kennedy-Wilson, Inc.,
4.75%, 03/01/29 - 02/01/30 (b)	1,474,000	1,133,570
5.00%, 03/01/31 (b)	632,000	475,733
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/29 (b),(c),(f)	970,000	821,105
5.88%, 10/01/28 (b),(c),(f)	1,146,000	1,038,810
XHR LP, 4.88%, 06/01/29 (b),(f)	100,000	81,913

		3,551,131

Refining & Marketing — 0.0%
Petroleos del Peru SA, 5.63%, 06/19/47 (j)	1,500,000	980,175

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(c),(f)	6,709,000	4,226,670

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Retail - Consumer Discretionary — 0.1%
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(f)	$100,000	$80,453
7.88%, 05/01/29 (b),(c),(f)	4,262,000	2,847,733
PetSmart, Inc., 7.75%, 02/15/29 (b),(f)	1,062,000	997,423

		3,925,609

Software & Services — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b),(c),(f)	3,708,000	2,732,544
CoreLogic, Inc., 4.50%, 05/01/28 (b),(f)	295,000	226,324

		2,958,868

Travel & Lodging — 0.3%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31 (b),(f)	31,000	25,301
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29 (b),(f)	190,000	157,629
Travel + Leisure Co.,
4.50%, 12/01/29 (b),(f)	100,000	81,483
4.63%, 03/01/30 (b),(c),(f)	187,000	155,073
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(f)	8,462,000	6,897,922
6.25%, 05/15/25 (b),(c),(f)	6,284,000	5,702,730
7.00%, 02/15/29 (b),(c),(f)	1,740,000	1,439,850

		14,459,988

Utilities — 0.1%
Ferrellgas LP, 5.88%, 04/01/29 (b),(c),(f)	4,268,000	3,510,089

Total North America		164,390,255

South America — 0.6%
Airlines — 0.2%
Azul Investments LLP,
5.88%, 10/26/24 (b),(c),(f),(j)	8,936,000	7,189,760
7.25%, 06/15/26 (b),(c),(f),(j)	3,322,000	2,032,030
Latam Airlines Group SA, 13.38%, 10/15/29 (b),(f)	1,910,000	1,944,839

		11,166,629

Integrated Oils — 0.4%
Petrobras Global Finance BV,
5.09%, 01/15/30	4,640,000	4,322,160
5.30%, 01/27/25 (b)	5,884,000	5,847,876
7.38%, 01/17/27 (b)	5,861,000	6,131,192

		16,301,228

Metals & Mining — 0.0%
Corp. Nacional del Cobre de Chile, 3.70%, 01/30/50 (j)	1,650,000	1,227,884
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(c),(j),(k)	1,600,000	680,000

		1,907,884

Total South America		29,375,741

TOTAL CORPORATE BONDS & NOTES (COST $351,619,361)		305,128,467

SOVEREIGN DEBT — 4.5%
Argentine Republic Government International Bond,
1.50%, 07/09/35 (b),(h)	22,447,431	5,693,693
3.50%, 07/09/41 (b),(h)	6,165,818	1,739,310
Bahrain Government International Bond,
6.00%, 09/19/44 (b),(j)	1,684,000	1,309,987
7.38%, 05/14/30 (j)	1,799,000	1,826,237
MTN, 6.25%, 01/25/51 (b),(j)	1,079,000	849,766

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount		Value
Chile Government International Bond, 2.45%, 01/31/31 (b),(l)	$9,475,000		$7,858,821
Colombia Government International Bond, 4.125%, 02/22/42 - 05/15/51 (b)	8,444,000		5,088,961
Dominican Republic International Bond, 5.88%, 01/30/60 (j)	6,000,000		4,393,021
Egypt Government International Bond,
5.25%, 10/06/25 (b)	801,000		717,039
7.90%, 02/21/48 (j)	4,348,000		2,739,762
8.50%, 01/31/47 (j)	12,048,000		8,008,016
MTN, 7.05%, 01/15/32 (b)	861,000		627,970
MTN, 7.50%, 02/16/61 (j)	8,567,000		5,275,901
MTN, 7.60%, 03/01/29 (b),(j)	941,000		764,421
MTN, 8.15%, 11/20/59 (j)	24,375,000		15,902,640
French Republic Government Bond OAT, 0.10%, 03/01/29 (b),(j)	3,498,407	EUR	3,643,501
Guatemala Government Bond, 6.13%, 06/01/50 (j)	2,000,000		1,879,525
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25 (b)	5,170,000		5,389,725
Hungary Government International Bond,
3.13%, 09/21/51	4,537,000		2,724,124
5.00%, 02/22/27	696,000	EUR	739,016
7.63%, 03/29/41 (b)	7,990,000		8,721,676
Indonesia Government International Bond,
3.35%, 03/12/71 (b)	3,591,000		2,345,898
MTN, 4.13%, 01/15/25 (b)	1,118,000		1,105,748
Iraq International Bond ,5.800%, 01/15/28 (b),(f),(j)	15,271,437		14,049,723
Ivory Coast Government International Bond,
5.75%, 12/31/32 (b),(h),(j)	238,866		225,322
6.13%, 06/15/33 (j)	7,863,000		6,978,413
Jordan Government International Bond,
7.38%, 10/10/47 (j)	4,000,000		3,424,832
7.75%, 01/15/28 (b),(j)	1,680,000		1,697,170
KSA Sukuk Ltd., 5.27%, 10/25/28 (b),(l)	8,939,000		9,280,756
Lebanon Government International Bond,
5.80%, 04/14/20 (b),(j),(k)	3,567,000		204,318
MTN, 6.38%, 03/09/20 (b),(k)	23,870,000		1,387,802
MTN, 8.25%, 04/12/21 (b),(j),(k)	3,525,000		201,912
Morocco Government International Bond, 4.00%, 12/15/50	4,000,000		2,733,528
Nigeria Government International Bond,
9.25%, 01/21/49 (j)	4,000,000		2,982,800
MTN, 8.25%, 09/28/51 (j)	4,357,000		2,897,405
Oman Government International Bond,
6.50%, 03/08/47 (j)	3,000,000		2,728,056
7.00%, 01/25/51 (j)	3,000,000		2,895,000
Panama Government International Bond,
4.50%, 04/16/50	3,000,000		2,261,504
6.40%, 02/14/35 (b)	9,853,000		9,994,981
Paraguay Government International Bond, 5.60%, 03/13/48 (j)	3,000,000		2,615,448
Republic of Angola, MTN, 9.13%, 11/26/49	3,000,000		2,336,400
Republic of South Africa Government International Bond, 5.65%, 09/27/47	8,000,000		5,856,800
Republic of Sri Lanka,
5.75%, 04/18/23 (b),(j),(k)	2,549,000		790,080
6.35%, 06/28/24 (b),(j),(k)	2,343,000		723,393
6.75%, 04/18/28 (b),(j),(k)	1,829,000		567,451
7.55%, 03/28/30 (b),(j),(k)	1,679,000		518,945
Saudi Government International Bonds, 5.50%, 10/25/32 (b),(l)	24,375,000		25,752,139
Turkey Government International Bond,
5.75%, 05/11/47 (b)	6,823,000		4,639,640
9.88%, 01/15/28 (b)	6,162,000		6,376,154

TOTAL SOVEREIGN DEBT (COST $207,481,598)			203,464,730

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount		Value
MORTGAGE-BACKED SECURITIES — 20.5%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Mulcair Securities No 3 DAC, 3 mo. EURIBOR + 2.00%, 3.50%, 04/24/65 (b),(e),(j)	$158,000		$154,301

Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC, Series 1X, Class E, 3 mo. SONIO + 2.80%, 5.78%, 07/22/31 (b),(e),(j)	97,255	GBP	110,880
Last Mile Securities, Series 2021-1X, Class A3, 2.85%, 08/17/31 (b),(e)	1,986,591	EUR	1,967,458
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 5.05%, 02/16/25 (b),(e),(j)	95,663	EUR	99,276
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 6.55%, 02/16/25 (b),(e),(j)	95,727	EUR	97,909

			2,275,523

Total Europe			2,429,824

North America — 20.4%
Collateralized Mortgage Obligation (Residential) — 1.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(c),(e),(f)	972,000		752,327
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.75%, 08/25/34 (b),(e)	333,371		274,576
Series 2004-2CB, Class M, 5.77%, 03/25/34 (b),(e)	441,637		324,198
Series 2004-4CB, Class M, 5.81%, 04/25/34 (b),(e)	219,531		171,148
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b)	1,747,381		1,473,467
Series 2005-56, Class 1A2, 5.55%, 11/25/35 (b),(e)	333,421		248,206
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 4.05%, 01/25/36 (b),(e)	1,933,972		1,588,319
Series 2005-AR1, Class 2A3A, 1 mo. USD LIBOR + ..70%, 5.09%, 12/25/35 (b),(e)	285,120		242,216
Series 2006-13T1 SEQ, Class A15, 6.00%, 05/25/36 (b)	417,774		226,418
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	563,876		198,342
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 4.71%, 10/20/36 (b),(e)	4,059,368		1,348,088
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 4.56%, 09/20/46 (b),(e)	227,135		195,861
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 4.63%, 09/20/46 (b),(e)	323,435		254,285
Series 2006-OA16, Class A4B, 1 mo. USD LIBOR + .50%, 4.89%, 10/25/46 (b),(e)	1,368		17,173
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 4.64%, 12/20/46 (b),(e)	314,665		264,827
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 4.53%, 02/20/47 (b),(e)	381,035		296,169
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 4.56%, 02/20/47 (b),(e)	366,390		284,521
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 4.77%, 05/20/46 (b),(e)	607,881		484,169
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + ..52%, 4.91%, 07/25/46 (b),(e)	371,198		244,286
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + ..21%, 4.56%, 07/20/46 (b),(e)	234,442		171,974
Series 2007-18CB, Class 1A2, 4.86%, 08/25/37 (b),(e)	735,331		246,598
Series 2007-20, Class A1, 4.89%, 08/25/47 (b),(e)	658,052		249,748
Series 2007-23CB, Class 1A7, 4.89%, 03/25/37 (b),(e)	609,396		261,487
Series 2007-23CB, Class A3, 1 mo. USD LIBOR + .50%, 4.89%, 09/25/37 (b),(e)	606,358		239,378
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 2.89%, 03/25/47 (b),(e)	282,121		226,087
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + ..36%, 4.75%, 08/25/47 (b),(e)	181,627		165,031
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(h)	824,715		496,994
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(e),(f)	109,000		73,320
Banc of America Funding Trust,
Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 5.40%, 04/20/35 (b),(e)	1,536,356		1,279,247
Series 2006-H, Class 6A1, 1 mo. USD LIBOR + .38%, 4.73%, 10/20/36 (b),(e)	406,307		297,291
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(f)	100,000		77,432
Bear Stearns ALT-A Trust, Series 2006-4, Class 13A1, 1 mo. USD LIBOR + .32%, 4.71%, 08/25/36 (b),(e)	306,511		243,634
Bear Stearns ARM Trust, Series 2004-3, Class B1, 3.50%, 07/25/34 (b),(e)	219,109		197,002
BRAVO Residential Funding Trust, Series 2022-NQM, Class B1, 4.75%, 09/25/61 (b),(c),(e),(f)	1,000,000		788,909
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 3.53%, 02/25/37 (b),(e)	264,496		207,492
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 5.11%, 04/25/35 (b),(e)	552,619		398,960
Citigroup Mortgage Loan Trust,
Series 2006-AR6, Class 2A4, 1 mo. USD LIBOR + ..44%, 4.83%, 09/25/36 (b),(e)	809,988		244,685
Series 2019-E, Class A2, 7.88%, 11/25/70 (b),(c),(f),(h)	1,013,168		954,352

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (b),(e),(f)	$118,000	$85,570
Series 2021-HX1, Class B3A, 4.18%, 10/25/66 (b),(e),(f)	100,000	70,240
Series 2022-1, Class B1, 4.12%, 12/27/66 (b),(e),(f)	100,000	75,361
Series 2022-1, Class B2, 4.12%, 12/27/66 (b),(e),(f)	100,000	72,168
Series 2022-2, Class B1, 4.00%, 02/25/67 (b),(e),(f)	100,000	73,590
Series 2022-5, Class B1, 4.80%, 03/25/67 (b),(c),(e),(f)	1,000,000	857,668
COLT Trust,
Series 2021-RPL1, Class B1, 4.79%, 09/25/61 (b),(e),(f)	100,000	82,521
Series 2021-RPL1, Class B2, 4.79%, 09/25/61 (b),(c),(e),(f)	446,000	331,599
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 3.77%, 11/25/33 (b),(e)	294,138	274,843
CSMC,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (b),(e),(f)	211,000	139,068
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(e),(f)	100,000	74,572
Series 2021-NQM8, Class B2, 4.21%, 10/25/66 (b),(e),(f)	100,000	73,031
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(e),(f)	226,899	152,311
Deephaven Residential Mortgage Trust,
Series 2020-2, Class B3, 5.85%, 05/25/65 (b),(e),(f)	263,000	227,857
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(e),(f)	117,000	80,956
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(e),(f)	100,000	73,757
Series 2021-4, Class B2, 4.48%, 11/25/66 (b),(e),(f)	100,000	66,469
Series 2022-1, Class B1, 4.30%, 01/25/67 (b),(e),(f)	100,000	75,968
Series 2022-1, Class B2, 4.30%, 01/25/67 (b),(e),(f)	100,000	63,930
Series 2022-2, Class M1, 4.34%, 03/25/67 (b),(e),(f)	100,000	77,077
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .42%, 4.76%, 03/19/45 (b),(e)	1,308,072	1,075,054
Eagle RE Ltd., Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 6.39%, 01/25/30 (b),(e),(f)	10,192,000	9,492,431
Federal Home Loan Mortgage Corp.,
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(g)	739,956	9,858
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(g)	40,330	351
Federal National Mortgage Association,
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(g)	407,674	7,335
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(g)	1,205,472	26,403
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(g)	5,426,504	103,961
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(g)	1,081,369	6,517
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.20%, 07/25/48 (b),(e),(f)	230,344	181,574
GCAT Trust,
Series 2022-HX1, Class M1, 4.03%, 12/27/66 (b),(e),(f)	100,000	77,447
Series 2022-HX1, Class B1, 4.03%, 12/27/66 (b),(e),(f)	100,000	74,690
Series 2022-NQM4, Class M1, 5.76%, 08/25/67 (b),(e),(f)	145,000	121,870
GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1, 1 mo. USD LIBOR + .44%, 4.83%, 08/25/46 (b),(e)	8,122,442	1,849,764
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 4.70%, 05/19/46 (b),(e)	574,427	306,740
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.07%, 07/25/67 (b),(e),(f)	179,000	153,097
IndyMac INDX Mortgage Loan Trust, Series 2006-AR7, Class 3A1, 2.97%, 05/25/36 (b),(e)	229,942	203,980
JP Morgan Mortgage Trust, Series 2018-5, Class B4, 3.73%, 10/25/48 (b),(e),(f)	264,203	199,514
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(c),(f),(h)	1,000,000	908,709
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(f),(h)	556,000	458,757
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	613,399	598,220
Lehman XS Trust, Series 2007-4N, Class 2A, 1 mo. USD LIBOR + .40%, 4.79%, 03/25/47 (b),(e)	521,419	461,358
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 02/25/26 (b),(c),(e),(f)	1,884,000	1,649,647
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(c),(f),(h)	684,000	630,915

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A2A, 1 mo. USD LIBOR + .40%, 4.79%, 03/25/37 (b),(e)	$788,015	$237,347
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class M1, 3.48%, 06/25/35 (b),(e)	649,262	580,827
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(e),(f)	100,000	72,872
Series 2022-NQM, Class M1, 4.30%, 12/25/66 (b),(c),(e),(f)	1,000,000	775,380
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class B1, 3.63%, 09/25/34 (b),(e)	284,156	241,096
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 6.64%, 01/25/30 (b),(e),(f)	1,425,000	1,259,489
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.82%, 04/25/61 (b),(e),(f)	100,000	69,659
Series 2022-NQM1, Class B2, 3.82%, 04/25/61 (b),(e),(f)	100,000	66,217
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 7.14%, 05/27/23 (b),(e),(f)	1,853,285	1,753,504
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (b),(f),(h)	100,000	83,037
Series 2021-7, Class A2, 3.67%, 08/25/26 (b),(f),(h)	207,000	174,079
Series 2021-8, Class A2, 3.60%, 09/25/26 (b),(e),(f)	129,000	109,140
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(c),(e),(f)	244,000	208,134
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 2.85%, 09/25/46 (b),(e)	334,233	279,906
STACR Trust, Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(f),(g)	1,069,922	14,311
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(f)	123,000	96,356
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(e),(f)	100,000	74,085
Series 2021-6, Class B1, 3.94%, 11/25/66 (b),(e),(f)	100,000	70,677
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(e),(f)	100,000	64,852
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(e),(f)	135,000	100,645
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 3.79%, 09/25/33 (b),(e)	260,310	201,014
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 3.73%, 10/25/45 (b),(e)	571,720	482,607
TRK Trust,
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (b),(e),(f)	117,000	74,859
Series 2021-INV2, Class B2, 4.44%, 11/25/56 (b),(c),(e),(f)	1,000,000	560,906
Series 2022-INV1, Class B1, 4.06%, 02/25/57 (b),(e),(f)	111,000	74,768
Series 2022-INV1, Class B2, 4.06%, 02/25/57 (b),(e),(f)	100,000	62,362
Verus Securitization Trust,
Series 2022-1, Class B2, 3.98%, 01/25/67 (b),(c),(e),(f)	1,000,000	606,212
Series 2022-4, Class B1, 4.72%, 04/25/67 (b),(c),(e),(f)	1,000,000	665,907
Series 2022-8, Class M1, 6.19%, 09/25/67 (b),(e),(f)	1,000,000	867,081
Series 2022-INV1, Class M1, 5.89%, 08/25/67 (b),(e),(f)	1,000,000	882,898
Series 2022-INV1, Class B1, 5.89%, 08/25/67 (b),(e),(f)	1,000,000	783,844
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 5.19%, 12/25/45 (b),(e)	244,378	204,478
Series 2005-AR2, Class B1, 1 mo. USD LIBOR + .80%, 5.18%, 01/25/45 (b),(e)	280,796	204,025
Series 2005-AR6, Class B1, 1 mo. USD LIBOR + .90%, 5.29%, 04/25/45 (b),(e)	491,945	349,862
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 5.33%, 07/25/45 (b),(e)	191,553	183,391
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 3.12%, 01/25/46 (b),(e)	238,888	212,193
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. USD LIBOR + .83%, 5.21%, 01/25/45 (b),(e)	313,496	275,910
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 2.51%, 12/25/46 (b),(e)	1,496,940	1,223,791
Series 2007-OA5, Class 2A, 12 mo. MTA + .80%, 2.85%, 06/25/47 (b),(e)	415,452	305,948
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	243,105	194,600
Series 2007-3, Class 1A9, 6.00%, 04/25/37 (b)	612,389	513,125
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 2.80%, 02/25/47 (b),(e)	206,206	177,495

		52,773,854

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage-Backed Securities — 4.1%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4 SEQ, Class E, 2.00%, 02/15/55 (b),(f)	$130,000	$71,668
AREIT CRE Trust, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.17%, 06/17/39 (b),(e),(f)	1,000,000	968,919
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 7.07%, 06/15/35 (b),(c),(e),(f)	90,000	84,866
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(e),(f)	8,817,000	7,975,620
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(e),(f)	4,408,000	3,817,266
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(c),(f)	290,000	206,822
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 6.22%, 07/15/35 (b),(e),(f)	525,000	484,630
Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 7.32%, 07/15/35 (b),(c),(e),(f)	2,103,000	1,839,084
BX Commercial Mortgage Trust,
BX 2021-SOAR, Class F, 1 mo. USD LIBOR + 2.35%, 6.67%, 06/15/38 (b),(c),(e),(f)	1,404,361	1,289,576
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(c),(e),(f)	1,000,000	702,363
Series 2021-MC, Class G, 1 mo. USD LIBOR + 3.09%, 7.40%, 04/15/34 (b),(e),(f)	100,000	90,252
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.80%, 6.12%, 06/15/38 (b),(e),(f)	2,822,618	2,656,789
Series 2021-SOAR, Class G, 1 mo. USD LIBOR + 2.80%, 7.12%, 06/15/38 (b),(e),(f)	99,248	91,880
Series 2021-SOAR, Class J, 1 mo. USD LIBOR + 3.75%, 8.07%, 06/15/38 (b),(e),(f)	992,482	931,209
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 7.38%, 01/17/39 (b),(e),(f)	216,000	201,769
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 6.74%, 05/15/35 (b),(c),(e),(f)	106,000	101,230
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 8.47%, 03/15/35 (b),(e),(f)	148,000	140,600
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.15%, 6.47%, 12/15/37 (b),(c),(e),(f)	1,000,000	957,500
Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 6.87%, 12/15/37 (b),(c),(e),(f)	1,000,000	952,500
Series 2019-LIFE, Class G, 1 mo. USD LIBOR + 3.25%, 7.57%, 12/15/37 (b),(e),(f)	129,000	122,204
Series 2021-CX2, Class C, 2.77%, 11/10/46 (b),(e),(f)	1,332,000	977,680
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(c),(f),(n)	1,000,000	533,600
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.91%, 09/10/45 (b),(c),(e),(f)	104,920	104,920
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	155,000	139,832
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f)	1,000,000	830,920
Series 2015-GC33, Class D, 3.17%, 09/10/58 (b)	100,000	78,187
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(f)	1,826,000	1,263,342
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(f)	100,000	79,197
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(f)	697,000	443,785
Series 2020-420K, Class E, 3.31%, 11/10/42 (b),(e),(f)	100,000	68,827
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. USD LIBOR + 3.49%, 7.81%, 11/15/37 (b),(c),(e),(f)	982,991	936,756
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.59%, 02/10/47 (b),(c),(e),(f)	591,000	553,048
Series 2014-CR18, Class D, 4.75%, 07/15/47 (b),(c),(e),(f)	2,161,000	1,912,135
Series 2014-CR21, Class E, 3.00%, 12/10/47 (c),(f)	1,686,000	1,262,645
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(f)	1,439,000	1,099,111
Series 2019-GC44, Class 180B, 3.40%, 08/15/57 (b),(e),(f)	160,000	142,659
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (b),(c),(e),(f)	386,000	348,946
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (b),(c),(e),(f)	231,000	201,252
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(f)	239,000	188,394
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(f)	4,794,000	3,672,770
Series 2015-CR23, Class C, 4.30%, 05/10/48 (b),(e)	123,000	113,123
Series 2015-CR23, Class D, 4.30%, 05/10/48 (b),(c),(e)	502,000	436,497
Series 2015-CR25, Class D, 3.77%, 08/10/48 (b),(c),(e)	479,000	391,630
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(c),(e),(f)	3,065,000	2,583,531
Series 2015-LC21, Class C, 4.33%, 07/10/48 (b),(e)	1,113,000	1,012,099
Series 2015-LC21, Class D, 4.33%, 07/10/48 (b),(c),(e)	1,348,000	1,127,238
Series 2016-CD1, Class D, 2.78%, 08/10/49 (b),(c),(e),(f)	2,075,000	1,579,637
Crescent Capital Trust, Series 2021-MOON, Class E, 1 mo. USD LIBOR + 2.55%, 6.87%, 04/15/36 (b),(c),(e),(f)	1,000,000	959,847

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.56%, 11/15/48 (b),(e)	$100,000	$85,653
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.18%, 06/15/57 (b),(e)	843,000	636,917
Series 2015-C3, Class D, 3.36%, 08/15/48 (b),(e)	3,139,000	1,929,349
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	4,385,914
Series 2016-C5, Class C, 4.64%, 11/15/48 (b),(e)	355,000	325,266
Series 2018-C14, Class D, 4.92%, 11/15/51 (b),(c),(e),(f)	100,000	76,387
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	412,565
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(f)	163,000	108,368
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(f)	1,409,000	953,680
DBWF Mortgage Trust,
Series 2018-GLKS, Class D, 1 mo. USD LIBOR + 2.40%, 6.84%, 12/19/30 (b),(e),(f)	138,000	131,790
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 7.46%, 12/19/30 (b),(e),(f)	45,000	42,300
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 7.93%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,063,080
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class D, 1 mo. USD LIBOR + 1.52%, 5.84%, 11/15/38 (b),(c),(e),(f)	3,637,000	3,373,318
Series 2021-ELP, Class F, 1 mo. USD LIBOR + 2.67%, 6.99%, 11/15/38 (b),(e),(f)	100,000	90,625
Series 2021-ELP, Class J, 1 mo. USD LIBOR + 3.61%, 7.93%, 11/15/38 (b),(e),(f)	1,004,000	916,774
EQUS Mortgage Trust,
Series 2021-EQAZ, Class D, 1 mo. USD LIBOR + 1.65%, 5.97%, 10/15/38 (b),(e),(f)	2,030,959	1,883,715
Series 2021-EQAZ, Class E, 1 mo. USD LIBOR + 2.30%, 6.62%, 10/15/38 (b),(e),(f)	123,997	113,768
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 7.68%, 01/25/51 (b),(c),(e),(f)	102,000	88,113
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 7.28%, 07/25/41 (b),(e),(f)	128,000	107,034
Series K122, Class X3, 2.63%, 01/25/49 (b),(e),(g)	1,000,000	149,292
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class H, 3.96%, 12/10/36 (b),(e),(f)	111,000	98,085
Series 2019-FBLU, Class G, 3.96%, 12/10/36 (b),(c),(e),(f)	664,000	597,211
Series 2019-FBLU, Class F, 3.96%, 12/10/36 (b),(c),(e),(f)	3,344,000	3,045,264
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (b),(c),(e),(f)	1,000,000	883,272
Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 7.64%, 11/25/25 (b),(e),(f)	21,076	20,858
Great Wolf Trust, Series 2019-WOLF, Class F, 1 mo. USD LIBOR + 3.13%, 7.45%, 12/15/36 (b),(e),(f)	1,336,000	1,252,500
GS Mortgage Securities Corp. Trust,
Series 2013-GC10, Class E, 4.34%, 02/10/46 (b),(c),(e),(f)	3,900,000	3,439,410
Series 2021-DM, Class F, 1 mo. USD LIBOR + 3.44%, 7.75%, 11/15/36 (b),(e),(f)	211,000	193,273
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 8.22%, 05/15/26 (b),(c),(e),(f)	1,019,000	891,009
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 8.97%, 05/15/26 (b),(c),(e),(f)	1,000,000	948,747
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 10.22%, 05/15/26 (b),(c),(e),(f)	1,000,000	936,107
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.80%, 11/10/45 (b),(e),(f)	215,000	215,000
Series 2014-GC20, Class D, 5.00%, 04/10/47 (b),(e),(f)	851,911	638,155
Series 2014-GC20, Class C, 5.00%, 04/10/47 (b),(c),(e)	1,874,000	1,737,487
Series 2014-GC24, Class B, 4.51%, 09/10/47 (b),(c),(e)	100,000	93,546
Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(c),(e)	303,000	260,533
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(f)	1,415,000	1,093,850
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(c),(e),(f)	200,000	153,356
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(f)	1,593,000	1,217,661
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 7.72%, 07/15/25 (b),(c),(e),(f)	974,233	891,455
Series 2019-70P, Class C, 1 mo. USD LIBOR + 1.50%, 5.82%, 10/15/36 (b),(e),(f)	138,000	128,340
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. USD LIBOR + 3.15%, 7.47%, 05/15/38 (b),(c),(e),(f)	1,000,000	931,667
Hilton USA Trust,
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(c),(e),(f)	20,252,000	17,043,577
Series 2016-HHV, Class E, 4.19%, 11/05/38 (b),(c),(e),(f)	982,000	846,127
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(c),(f)	1,068,000	1,028,791
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (b),(c),(e),(f)	625,000	582,966
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.00%, 7.32%, 05/15/34 (b),(e),(f)	156,000	151,531

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.73%, 01/15/49 (b),(e)	$102,000	$94,253
Series 2016-JP3, Class D, 3.40%, 08/15/49 (b),(c),(e),(f)	100,000	76,277
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (c),(f)	423,006	364,850
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.45%, 6.77%, 04/15/38 (b),(e),(f)	100,000	94,750
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.95%, 7.27%, 04/15/38 (b),(e),(f)	1,000,000	940,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 3.98%, 09/15/47 (b),(e),(f)	100,000	85,335
Series 2015-C28, Class D, 3.65%, 10/15/48 (b),(e),(f)	2,537,000	2,160,562
Series 2015-C29, Class D, 3.68%, 05/15/48 (b),(c),(e)	112,000	80,601
Series 2015-C30, Class D, 3.73%, 07/15/48 (b),(c),(e)	4,360,000	3,699,386
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(c),(e),(f)	1,093,000	627,580
Series 2016-C1, Class C, 4.74%, 03/17/49 (b),(e)	651,000	586,642
Series 2016-C1, Class E, 4.74%, 03/17/49 (b),(c),(e),(f)	3,126,000	2,451,628
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 1 mo. USD LIBOR + 2.05%, 6.37%, 12/15/37 (b),(e),(f)	83,250	76,174
Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 8.07%, 12/15/37 (b),(c),(e),(f)	750,000	706,882
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class F, 1 mo. USD LIBOR + 2.35%, 6.67%, 03/15/38 (b),(c),(e),(f)	1,130,416	1,066,830
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.14%, 04/20/48 (b),(e),(f)	121,000	102,763
Series 2017-5, Class C, 4.67%, 03/10/50 (b),(c),(e),(f)	967,000	818,088
Series 2017-5, Class D, 4.67%, 03/10/50 (b),(c),(e),(f)	1,125,000	906,296
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 7.57%, 10/15/38 (b),(c),(e),(f)	1,019,000	955,240
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 8.57%, 10/15/38 (b),(c),(e),(f)	1,128,000	1,058,945
MBRT,
Series 2019-MBR, Class D, 1 mo. USD LIBOR + 2.05%, 6.37%, 11/15/36 (b),(e),(f)	411,000	395,588
Series 2019-MBR, Class F, 1 mo. USD LIBOR + 2.90%, 7.22%, 11/15/36 (b),(c),(e),(f)	1,000,000	950,000
Series 2019-MBR, Class G, 1 mo. USD LIBOR + 3.25%, 7.57%, 11/15/36 (b),(c),(e),(f)	1,000,000	954,671
Series 2019-MBR, Class H1, 1 mo. USD LIBOR + 4.35%, 8.67%, 11/15/36 (b),(e),(f)	218,000	209,400
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.60%, 5.92%, 04/15/38 (b),(e),(f)	1,059,000	1,003,403
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.10%, 6.42%, 04/15/38 (b),(e),(f)	1,000,000	940,000
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.60%, 6.92%, 04/15/38 (b),(e),(f)	1,128,000	1,057,500
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. USD LIBOR + 1.95%, 6.27%, 05/15/38 (b),(e),(f)	332,000	311,250
Series 2021-MHC2, Class F, 1 mo. USD LIBOR + 2.40%, 6.72%, 05/15/38 (b),(c),(e),(f)	1,095,000	1,012,875
MHP 2021-STOR,
Series 2021-STOR, Class E, 1 mo. USD LIBOR + 1.75%, 6.07%, 07/15/38 (b),(e),(f)	398,000	373,374
Series 2021-STOR, Class F, 1 mo. USD LIBOR + 2.20%, 6.52%, 07/15/38 (b),(e),(f)	311,000	289,619
Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.75%, 7.07%, 07/15/38 (b),(e),(f)	100,000	92,875
MHP 2022-MHIL,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 7.59%, 01/15/27 (b),(c),(e),(f)	971,659	891,497
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 8.29%, 01/15/27 (b),(c),(e),(f)	971,659	916,797
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.73%, 08/15/47 (b),(e),(f)	100,000	91,294
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	393,000	342,619
Series 2015-C21, Class D, 4.13%, 03/15/48 (b),(e),(f)	3,575,000	2,200,509
Series 2015-C22, Class D, 4.20%, 04/15/48 (b),(c),(e),(f)	870,000	687,219
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(e),(f)	1,323,000	894,972
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,589,675
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(e),(f)	991,000	727,256
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.60%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,607,032
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(f)	1,761,000	1,027,533
Series 2018-SUN, Class E, 1 mo. USD LIBOR + 1.95%, 6.27%, 07/15/35 (b),(e),(f)	134,000	128,640
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 6.87%, 07/15/35 (b),(c),(e),(f)	1,000,000	955,000
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. TSFR + 2.10%, 6.43%, 02/15/33 (b),(c),(e),(f)	222,525	220,436
Series 2019-MILE, Class D, 1 mo. TSFR + 2.75%, 7.07%, 07/15/36 (b),(c),(e),(f)	102,000	91,538
Series 2019-MILE, Class E, 1 mo. TSFR + 3.50%, 7.82%, 07/15/36 (b),(c),(e),(f)	135,000	119,224

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 7.01%, 04/15/32 (b),(c),(e),(f)	$1,301,000	$1,166,604
OPG Trust,
Series 2021-PORT, Class D, 1 mo. USD LIBOR + 1.13%, 5.45%, 10/15/36 (b),(e),(f)	68,537	63,739
Series 2021-PORT, Class E, 1 mo. USD LIBOR + 1.53%, 5.85%, 10/15/36 (b),(e),(f)	68,537	63,568
Series 2021-PORT, Class G, 1 mo. USD LIBOR + 2.40%, 6.72%, 10/15/36 (b),(c),(e),(f)	195,332	180,193
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(f)	1,000,000	888,328
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(f)	339,000	254,863
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(f)	1,173,000	936,479
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(f)	121,000	93,498
Ready Capital Mortgage Financing, Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 8.63%, 06/25/37 (b),(e),(f)	1,000,000	984,714
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,441,517
Series 2019-6, Class D, 4.71%, 10/25/52 (b),(c),(e),(f)	227,000	170,309
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.83%, 10/10/48 (b),(c),(e),(f)	295,000	227,480
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(c),(e),(f)	1,720,000	1,301,068
SREIT Trust,
Series 2021-FLWR, Class G, 1 mo. USD LIBOR + 3.67%, 7.99%, 07/15/23 (b),(e),(f)	223,000	208,683
Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 7.58%, 10/15/38 (b),(c),(e),(f)	1,366,000	1,326,158
Series 2021-MFP, Class D, 1 mo. USD LIBOR + 1.58%, 5.90%, 11/15/38 (b),(e),(f)	1,154,000	1,090,530
Series 2021-MFP, Class G, 1 mo. USD LIBOR + 2.97%, 7.29%, 11/15/38 (b),(e),(f)	1,000,000	901,414
STWD Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. USD LIBOR + 2.90%, 7.22%, 11/15/36 (b),(c),(e),(f)	1,000,000	915,682
Series 2021-LIH, Class F, 1 mo. USD LIBOR + 3.55%, 7.87%, 11/15/36 (b),(e),(f)	125,000	120,296
Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 8.52%, 11/15/36 (b),(c),(e),(f)	1,000,000	938,488
STWD Trust, Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.92%, 6.24%, 07/15/36 (b),(e),(f)	836,000	783,750
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. USD LIBOR + 2.35%, 6.67%, 06/15/26 (b),(c),(e),(f)	1,189,000	1,097,838
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 7.32%, 06/15/26 (b),(c),(e),(f)	1,143,000	1,077,927
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 8.17%, 06/15/26 (b),(c),(e),(f)	1,390,000	1,305,788
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(c),(e),(f)	168,000	119,347
Series 2018-C9, Class D, 4.95%, 03/15/51 (b),(c),(e),(f)	331,000	249,655
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(f)	103,000	69,225
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	881,204
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(f)	4,590,000	4,040,986
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(f)	5,146,000	3,667,693
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,058,000	1,697,276
Series 2015-NXS4, Class D, 3.69%, 12/15/48 (b),(e)	100,000	84,176
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(c),(e),(f)	465,000	384,766
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(f)	4,253,000	3,354,703
Series 2016-NXS5, Class E, 4.98%, 01/15/59 (b),(e),(f)	100,000	85,831
Series 2019-JWDR, Class D, 3.33%, 09/15/31 (b),(c),(e),(f)	100,000	84,373
Series 2019-JWDR, Class E, 3.86%, 09/15/31 (b),(c),(e),(f)	2,022,000	1,706,475
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (b),(c),(e),(f)	2,300,000	1,943,900
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(c),(e),(f)	2,074,000	1,744,219
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(f)	379,000	336,986
Series 2014-C22, Class D, 3.91%, 09/15/57 (b),(c),(e),(f)	4,703,000	4,003,283
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class D, 9.27%, 11/15/27 (b),(e),(f)	1,000,000	996,300
Series 2022-WMRK, Class E, 10.01%, 11/15/27 (b),(e),(f)	1,000,000	996,301
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(c),(e),(f)	109,000	57,783

		185,000,315

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(e),(f),(g)	$15,243,000	$153
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.16%, 07/10/52 (b),(c),(e),(f),(g)	2,219,000	139,719

		139,872

Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
BBCMS Mortgage Trust 2022-C16, Series 2022-C16, Class XD, 2.18%, 06/15/55 (b),(e),(f),(g)	4,299,000	657,820
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(c),(e),(f),(g)	19,612,000	553,235
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(c),(e),(f),(g)	5,347,000	359,880
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (b),(c),(e),(f),(g)	5,918,000	201,449
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.09%, 08/10/47 (b),(e),(g)	15,453,075	171,266
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.72%, 06/15/57 (b),(e),(g)	33,613,597	427,161
Series 2015-C3, Class XA, 0.68%, 08/15/48 (b),(c),(e),(g)	91,823,549	1,203,990
Series 2019-C18, Class XD, 1.46%, 12/15/52 (b),(c),(e),(f),(g)	4,452,333	340,310
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(c),(e),(f),(g)	64,579,000	513,597
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.77%, 10/25/34 (b),(c),(e),(g)	13,043,739	2,629,631
Series K049, Class X3, 1.55%, 10/25/43 (b),(c),(e),(g)	2,177,000	72,026
Series K061, Class X1, 0.16%, 11/25/26 (b),(c),(e),(g)	16,191,269	98,281
Series K071, Class X1, 0.29%, 11/25/27 (b),(c),(e),(g)	88,067,675	1,042,105
Series K085, Class X3, 2.31%, 12/25/45 (b),(e),(g)	1,000,000	106,126
Series K095, Class X3, 2.10%, 08/25/47 (b),(c),(e),(g)	9,297,000	977,645
Series K102, Class X3, 1.89%, 12/25/46 (b),(e),(g)	1,000,000	98,354
Series K115, Class X3, 2.96%, 09/25/48 (b),(e),(g)	1,000,000	161,940
Series K118, Class X3, 2.69%, 10/25/48 (b),(e),(g)	652,000	97,974
Series K119, Class X3, 2.73%, 09/25/48 (b),(e),(g)	1,525,000	233,825
Series K126, Class X3, 2.63%, 01/25/49 (b),(e),(g)	1,148,000	176,689
Series K128, Class X3, 2.78%, 04/25/31 (b),(e),(g)	1,000,000	162,513
Series K142, Class X3, 3.10%, 03/25/32 (b),(e),(g)	1,000,000	193,430
Series K142, Class X3, 3.14%, 04/25/50 (b),(e),(g)	1,000,000	197,556
Series K148, Class X3, 4.15%, 08/25/54 (b),(e),(g)	751,000	200,115
Series K154, Class X1, 0.30%, 11/25/32 (b),(c),(e),(g)	31,253,861	642,861
Series K725, Class X1, 0.70%, 01/25/24 (b),(c),(e),(g)	127,752,649	657,671
Series KLU1, Class X3, 4.05%, 01/25/31 (b),(c),(e),(g)	21,325,855	2,588,809
Series KLU2, Class X1, 0.95%, 08/25/29 (b),(c),(e),(g)	56,168,163	2,648,947
Series KLU2, Class X3, 3.91%, 08/25/29 (b),(c),(e),(g)	8,342,310	1,298,706
Series KS11, Class XFX, 1.60%, 06/25/29 (b),(c),(e),(g)	25,265,000	1,919,837
Series KW10, Class X3, 2.72%, 10/25/32 (b),(c),(e),(g)	5,935,000	815,605
Federal National Mortgage Association, Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(g)	1,829,093	35,098
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.42%, 11/13/52 (b),(c),(e),(f),(g)	4,231,000	322,859
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(c),(e),(f),(g)	20,401,000	183,650
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(f),(g)	631,462	7,497

		21,998,458

Mortgage Securities — 3.8%
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.32%, 7.65%, 05/15/39 (b),(c),(e),(f)	1,000,000	983,944
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 8.55%, 05/15/39 (b),(c),(e),(f)	1,040,000	1,023,584
Government National Mortgage Association II Jumbo, TBA, 30 Year Maturity, 6.00%, 01/23/53 (m)	120,000,000	121,800,000
Government National Mortgage Association II Jumbo, TBA, 30 Year Maturity, 6.50%, 01/23/53 (m)	44,000,000	44,941,864
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class C, 4.37%, 01/15/48 (b),(e)	642,000	591,810
Natixis Commercial Mortgage Securities Trust,
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 7.43%, 03/15/35 (b),(e),(f)	131,000	127,263
Series 2022-RRI, Class E, 1 mo. TSFR + 5.19%, 9.53%, 03/15/35 (b),(e),(f)	100,000	96,393

		169,564,858

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Uniform Mortgage-Backed Securities — 10.8%
Federal National Mortgage Association,
5.00%, 01/12/53 (m)	$14,000,000	$13,793,822
6.00%, 01/12/53 - 02/13/53 (m)	466,000,000	472,779,014

		486,572,836

Total North America		916,050,193

TOTAL MORTGAGE-BACKED SECURITIES (COST $943,673,212)		918,480,017

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.1%
North America — 0.1%
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 1.80%, 10/20/45 (b),(e),(g)	3,082,052	324,417
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 1.85%, 11/20/45 (b),(e),(g)	3,859,000	413,781
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 1.85%, 07/20/47 (b),(e),(g)	2,584,874	264,495
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 1.85%, 08/20/47 (b),(e),(g)	3,802,648	400,202
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 1.85%, 10/20/47 (b),(e),(g)	3,507,721	382,040
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 1.80%, 04/20/47 (b),(e),(g)	3,060,960	316,647
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 1.85%, 05/20/47 (b),(e),(g)	3,060,133	333,628
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 1.85%, 04/20/48 (b),(e),(g)	4,484,777	477,552

		2,912,762

Total North America		2,912,762

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $2,942,548)		2,912,762

MUNICIPALS — 0.0%
North America — (0.0)%
California Housing Finance Agency, Rev., Series 2019 X, (SER X),, 0.29%, 01/15/35 (b),(c),(e)	14,740,866	228,854

TOTAL MUNICIPALS (COST $661,595)		228,854

U.S. TREASURY NOTES — 0.3%
North America — 0.3%
U.S. Treasury Notes,
1.88%, 02/28/27 (b),(l)	14,535,500	13,312,474
2.75%, 08/15/32 (b)	1,680,600	1,530,396

Total North America		14,842,870

TOTAL U.S. TREASURY NOTES (COST $15,105,633)		14,842,870

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.3%
CION Investment Corp.	2,300	22,425
iShares iBoxx $ Investment Grade Corporate Bond ETF (b),(c)	24,005	2,530,847
Pershing Square Holdings Ltd.	334,617	11,577,748

TOTAL EXCHANGE-TRADED FUNDS (COST $12,821,052)		14,131,020

WARRANTS — 0.0%
Acropolis Infrastructure Acquisition Corp. (a),(b)	239,443	28,733
Alpha Partners Technology Merger Corp. (a),(b)	166,667	8,333
Anthemis Digital Acquisitions I Corp. (a),(b)	375,000	33,750
Apollo Strategic Growth Capital, Class A (a),(b)	250,000	35,000
Appreciate Holdings, Inc. (a),(b)	42,331	1,693
Athena Consumer Acquisition Corp. (a),(b)	262,057	30,477
ATI Penny Warrant (a),(b)	111,184	33,355

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
ATI Warrant (a),(b)	100,595	$0
Authentic Equity Acquisition Corp. (a),(b)	275,000	4,290
B Riley Principal 250 Merger Corp. (a),(b)	82,637	2,487
Black Mountain Acquisition Corp. (a),(b)	590,640	21,676
BlueRiver Acquisition Corp., Class A (a),(b)	47,634	715
Bullpen Parlay Acquisition Co. (a),(b)	189,000	3,780
Catalyst Partners Acquisition Corp., Class A (a),(b)	50,000	85
CC Neuberger Principal Holdings III (a),(b)	67,580	3,406
Churchill Capital Corp. (a),(b)	32,967	1,629
Churchill Capital Corp., A Shares (a),(b)	59,372	3,562
Colonnade Acquisition Corp. II, A Shares (a),(b)	84,985	4,249
Compass Digital Acquisition Corp. (a),(b)	125,006	10,000
Compute Health Acquisition Corp., A Shares (a),(b)	116,250	13,066
Concord Acquisition Corp., Class A (a),(b)	189,000	12,852
Corner Growth Acquisition Corp. (a),(b)	125,000	1,250
Corner Growth Acquisition Corp., A Shares (a),(b)	125,000	3,763
Corsair Partnering Corp., Class A (a),(b)	125,000	41,037
Decarbonization Plus Acquisition Corp., A Shares (a),(b)	167,200	106,172
Direct Selling Acquisition Corp. (a),(b)	329,221	13,169
DP Cap Acquisition Corp., A Shares (a),(b)	236,250	23,625
ECARX Holdings, Inc., Class A (a),(b)	93,350	9,158
Elliott Opportunity II Corp. (a),(b)	91,574	8,242
Enterprise 4.0 Technology Acquisition Corp. (a),(b)	250,000	7,500
ExcelFin Acquisition Corp. (a),(b)	234,350	2,461
FG Acquisition Corp. (a),(b)	94,599	118,249
Fintech Evolution Acquisition Group (a),(b)	103,334	827
Forest Road Acquisition Corp., Class A (a),(b)	62,000	20,708
Forum Merger IV Corp., Class A (a),(b)	77,500	783
Frontier Acquisition Corp. (a),(b)	77,500	899
FTAC Hera Acquisition Corp., A Shares (a),(b)	77,500	1,938
FTAC Parnassus Acquisition Corp., Class A (a),(b)	77,500	1,163
G Squared Asend II, Inc. (a),(b)	92,177	3,696
Growth For Good Acquisition Corp. (a),(b)	189,000	7,560
Investcorp India Acquisition Corp. (a),(b)	81,191	4,141
Jaguar Global Growth Corp. (a),(b)	107,300	5,472
Jaws Hurricane Acquisition Corp. (a),(b)	65,650	10,537
Jaws Mustang Acquisition Corp., C Shares (a),(b)	66,487	4,322
L Catterton Asia Acquisition Corp., Class A (a),(b)	375,000	16,612
Landcadia Holdings IV, Inc. (a),(b)	116,250	15,647
Lazard Growth Acquisition Corp., A Shares (a),(b)	67,587	473
LDH Growth Corp., Class A (a),(b)	62,000	1,370
Lead Edge Growth Opportunities Ltd., Class A (a),(b)	465,420	5,120
Learn CW Investment Corp., Class A (a),(b)	199,000	11,940
LIV Capital Acquisition Corp. (a),(b)	371,548	37,155
Logistics Innovation Technologies Corp. (a),(b)	101,972	3,946
Marlin Technology Corp. (a),(b)	500,000	800
Mason Industrial Technology, Inc., A Shares (a),(b)	407,437	8,149
McLaren Racing Ltd. (a),(b),(d)	22,935	241,865
Motive Capital Corp. II, A Shares (a),(b)	200,000	8,020
MSD Acquisition Corp., Class A (a),(b)	64,782	4,859
Noble Rock Acquisition Corp., A Shares (a),(b)	200,000	10,020
Northern Genesis Acquisition Corp. (a),(b)	116,250	9,753
Northern Star Investment Corp., Class A (a),(b)	51,667	1,033
Northern Star Investment Corp., Class A (a),(b)	51,664	1,204
OCA Acquisition Corp., A Shares (a),(b)	233,750	2,338
Osiris Acquisition Corp. (a),(b)	290,880	11,955
Parabellum Acquisition Corp. (a),(b)	292,500	11,700
Pathfinder Acquisition Corp., A Shares (a),(b)	62,487	9,685
Phoenix Biotech Acquisition Corp. (a),(b)	76,900	3,022
Pivotal Investment Corp. III, A Shares (a),(b)	60,000	3,000
Plum Acquisition Corp. I, A Shares (a),(b)	62,000	1,860
Pontem Corp., A Shares (a),(b)	155,000	12,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Portage Fintech Acquisition Corp. (a),(b)	166,165	$33,233
Powered Brands, A Shares (a),(b)	155,000	47
PowerUp Acquisition Corp. (a),(b)	130,108	10,409
Rigel Resource Acquisition Corp., A Shares (a),(b)	289,168	28,917
ScION Tech Growth II (a),(b)	286,291	1,059
Silver Spike Acquisition Corp. II, A Shares (a),(b)	77,314	2,304
Skydeck Acquisition Corp., Class A(a),(b)	81,300	1,585
Slam Corp., A Shares (a),(b)	112,325	9,885
ST Energy Transition I Ltd. (a),(b)	521,933	31,316
Tailwind International Acquisition Corp. (a),(b)	100,000	410
Thunder Bridge Capital Partners III, Inc., A Shares (a),(b)	39,640	3,040
TZP Strategies Acquisition Corp., A Shares (a),(b)	149,166	2,834
VMG Consumer Acquisition Corp. (a),(b)	178,201	7,271
Warburg Pincus Capital Corp. I-A, A Shares (a),(b)	62,000	62
Warburg Pincus Capital Corp. I-B (a),(b)	62,000	310
Waverley Capital Acquisition Corp., Class A (a),(b)	125,000	5,700

TOTAL WARRANTS (COST $5,392,304)		1,222,118

INVESTMENTS IN INVESTEE FUNDS — 11.8%
Europe — 0.6%
Qube Torus(cost $25,000,000) (a),(b),(o)	25,000	27,411,126

Total Europe		27,411,126

North America — 11.2%
Aeolus Property Catastrophe Keystone PF Fund LP (a),(o)	4	42,536,019
Asgard Fixed Income Risk Premia Fund (cost $228,630,770) (a),(o)	231,114	208,619,348
Atreides Co. Series K DIs - SpaceX (Common)(cost $1,762,684) (a),(o)	1	2,133,824
Centiva Offshore Fund LLP(cost $75,000,000) (a),(o)	1	74,454,730
Pimco ILS Fund SP II (cost $37,824,100) (a),(o)	7	35,400,623
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(o)	1	110,523,414
Statar Cap (cost $25,000,000) (a),(o)	25,000	26,399,856

Total North America		500,067,814

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $530,624,246)		527,478,940

RIGHTS — 0.0%
Growth For Good Acquisition Corp (a),(b)	378,000	15,120
Jaguar Global Growth Corp. (a),(b)	214,600	12,897
ROC Energy Acquisition Corp. (a),(b)	561,887	89,902
Zogenix, Inc. (d)	0	95,958

TOTAL RIGHTS (COST $114,632)		213,877

TOTAL LONG-TERM INVESTMENTS (COST $3,399,277,807)		3,253,618,670

COMMODITIES — 8.2%
California Carbon Allowance Vintage Specific 2017 (a),(b)	4,204,876	120,553,795
California Carbon Allowance Vintage Specific 2020 (a),(b)	4,411,124	126,466,925
California Carbon Allowance Vintage Specific 2022 (a),(b)	1,161,000	33,285,870
California Carbon Allowance Vintage Specific 2023 (a),(b)	525,000	15,067,500
California Carbon Allowance Vintage Specific 2024 (a),(b)	2,482,000	72,027,640
California Carbon Allowance Vintage Specific 2025 (a),(b)	689	20,022

TOTAL COMMODITIES (COST $359,281,224)		367,421,752

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 2.8%
EXCHANGE-TRADED CALL OPTIONS — 0.2%
CRUDE OIL FUT OPT DEC 23	85.00 USD	11/15/23	30	2,319,300	$234,046	$267,600	$33,554
CRUDE OIL FUT OPT DEC 23	150.00 USD	11/15/23	60	4,638,600	92,491	48,000	(44,491)
CRUDE OIL FUT OPT DEC 23	90.00 USD	11/15/23	192	14,843,520	868,132	1,390,080	521,948
CRUDE OIL FUT OPT JUN 23	150.00 USD	05/17/23	429	34,405,800	1,137,502	85,800	(1,051,702)
FREYR BATTERY SA JAN 23	10.00 USD	01/20/23	933	93,300	14,961	15,861	900
NAT GAS EURO OPT APR 23	3.50 USD	03/28/23	2	78,340	38,155	14,820	(23,335)
NAT GAS EURO OPT APR 23	4.50 USD	03/28/23	164	6,423,880	567,368	520,044	(47,324)
NAT GAS EURO OPT APR 23	5.00 USD	03/28/23	2	78,340	5,205	3,962	(1,243)
NAT GAS EURO OPT APR 23	8.00 USD	03/28/23	3	117,510	12,308	690	(11,618)
NAT GAS EURO OPT APR 24	5.00 USD	03/25/24	1	38,400	4,403	4,064	(339)
NAT GAS EURO OPT AUG 23	3.50 USD	07/26/23	2	83,260	38,155	21,960	(16,195)
NAT GAS EURO OPT AUG 23	4.50 USD	07/26/23	164	6,827,320	567,368	1,044,024	476,656
NAT GAS EURO OPT AUG 23	5.00 USD	07/26/23	2	83,260	5,205	9,566	4,361
NAT GAS EURO OPT AUG 23	8.00 USD	07/26/23	124	5,154,680	332,731	112,220	(220,511)
NAT GAS EURO OPT AUG 24	5.00 USD	07/26/24	1	40,100	4,403	4,307	(96)
NAT GAS EURO OPT FEB 23	7.50 USD	01/26/23	75	3,356,250	1,551,900	22,725	(1,529,175)
NAT GAS EURO OPT FEB 23	21.00 USD	01/26/23	750	33,562,500	5,514,502	25,500	(5,489,002)
NAT GAS EURO OPT JUL 23	3.50 USD	06/27/23	2	83,140	38,155	21,072	(17,083)
NAT GAS EURO OPT JUL 23	4.50 USD	06/27/23	164	6,817,480	567,368	963,008	395,640
NAT GAS EURO OPT JUL 23	5.00 USD	06/27/23	2	83,140	5,205	8,536	3,331
NAT GAS EURO OPT JUL 23	8.00 USD	06/27/23	4	166,280	16,411	2,764	(13,647)
NAT GAS EURO OPT JUL 24	5.00 USD	06/25/24	1	39,840	4,403	4,155	(248)
NAT GAS EURO OPT JUN 23	3.50 USD	05/25/23	2	80,940	38,155	18,680	(19,475)
NAT GAS EURO OPT JUN 23	4.50 USD	05/25/23	164	6,637,080	567,368	789,332	221,964
NAT GAS EURO OPT JUN 23	5.00 USD	05/25/23	2	80,940	5,205	6,684	1,479
NAT GAS EURO OPT JUN 23	8.00 USD	05/25/23	5	202,350	20,513	1,985	(18,528)
NAT GAS EURO OPT JUN 24	5.00 USD	05/28/24	1	38,910	4,403	3,802	(601)
NAT GAS EURO OPT MAR 23	7.50 USD	02/23/23	75	3,078,000	1,551,900	40,125	(1,511,775)
NAT GAS EURO OPT MAY 23	3.50 USD	04/25/23	2	78,620	38,155	16,122	(22,033)
NAT GAS EURO OPT MAY 23	4.50 USD	04/25/23	164	6,446,840	567,368	610,572	43,204
NAT GAS EURO OPT MAY 23	5.00 USD	04/25/23	2	78,620	5,205	4,862	(343)
NAT GAS EURO OPT MAY 23	8.00 USD	04/25/23	3	117,930	12,308	684	(11,624)
NAT GAS EURO OPT MAY 24	5.00 USD	04/25/24	1	37,990	4,403	3,564	(839)
NAT GAS EURO OPT OCT 23	3.50 USD	09/26/23	2	83,480	38,155	23,550	(14,605)
NAT GAS EURO OPT OCT 23	4.50 USD	09/26/23	164	6,845,360	567,368	1,201,956	634,588
NAT GAS EURO OPT OCT 23	5.00 USD	09/26/23	2	83,480	5,205	11,486	6,281
NAT GAS EURO OPT OCT 23	8.00 USD	09/26/23	4	166,280	16,411	5,628	(10,783)
NAT GAS EURO OPT OCT 24	5.00 USD	09/25/24	1	40,550	4,403	4,761	358
NAT GAS EURO OPT SEP 23	3.50 USD	08/28/23	2	82,200	38,155	21,982	(16,173)
NAT GAS EURO OPT SEP 23	4.50 USD	08/28/23	164	6,740,400	567,368	1,079,284	511,916
NAT GAS EURO OPT SEP 23	5.00 USD	08/28/23	2	82,200	5,205	10,092	4,887
NAT GAS EURO OPT SEP 23	6.00 USD	08/28/23	1	41,100	4,803	2,958	(1,845)
NAT GAS EURO OPT SEP 23	8.00 USD	08/28/23	3	123,300	12,308	3,273	(9,035)
NAT GAS EURO OPT SEP 24	5.00 USD	08/27/24	1	39,690	4,403	4,245	(158)
NAT GAS EURO OPT APR 23	4.50 USD	02/23/23	40	1,641,600	162,107	149,000	(13,107)
NAT GAS EURO OPT APR 23	4.95 USD	07/26/23	20	832,600	178,053	98,460	(79,593)
NAT GAS EURO OPT APR 23	5.00 USD	01/26/23	100	4,475,000	334,667	240,800	(93,867)
NAT GAS EURO OPT APR 23	5.50 USD	01/26/23	80	3,580,000	174,214	112,720	(61,494)
NAT GAS EURO OPT APR 23	8.00 USD	10/26/23	60	2,690,400	296,160	147,180	(148,980)
NAT GAS EURO OPT APR 23	8.00 USD	11/27/23	60	2,926,200	296,160	230,280	(65,880)
NAT GAS EURO OPT APR 23	9.50 USD	03/28/23	40	1,566,800	28,107	4,840	(23,267)
NAT GAS EURO OPT APR 23	9.50 USD	04/25/23	40	1,572,400	28,107	3,880	(24,227)
NAT GAS EURO OPT APR 23	9.50 USD	05/25/23	40	1,618,800	28,107	6,520	(21,587)
NAT GAS EURO OPT APR 23	9.50 USD	06/27/23	40	1,662,800	28,107	13,240	(14,867)
NAT GAS EURO OPT APR 23	9.50 USD	07/26/23	40	1,665,200	28,107	18,240	(9,867)
NAT GAS EURO OPT APR 23	9.50 USD	08/28/23	40	1,644,000	28,107	23,200	(4,907)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT APR 23	9.50 USD	09/26/23	40	1,669,600	$28,107	$30,880	$2,773
NAT GAS EURO OPT APR 23	10.50 USD	03/28/23	40	1,566,800	21,107	3,160	(17,947)
NAT GAS EURO OPT APR 23	10.50 USD	04/25/23	40	1,572,400	21,107	2,320	(18,787)
NAT GAS EURO OPT APR 23	10.50 USD	05/25/23	40	1,618,800	21,107	3,920	(17,187)
NAT GAS EURO OPT APR 23	10.50 USD	06/27/23	40	1,662,800	21,107	8,640	(12,467)
NAT GAS EURO OPT APR 23	10.50 USD	07/26/23	40	1,665,200	21,107	12,320	(8,787)
NAT GAS EURO OPT APR 23	10.50 USD	08/28/23	40	1,644,000	21,107	16,000	(5,107)
NAT GAS EURO OPT APR 23	10.50 USD	09/26/23	40	1,669,600	21,107	21,760	653
NAT GAS EURO OPT FEB 23	7.00 USD	01/26/23	10	447,500	98,627	4,100	(94,527)
NAT GAS EURO OPT JUL 23	8.50 USD	06/27/23	180	7,482,600	438,481	96,300	(342,181)
NAT GAS EURO OPT MAR 23	10.00 USD	02/23/23	101	4,145,040	638,943	24,442	(614,501)
NAT GAS EURO OPT MAR 23	20.00 USD	02/23/23	23	943,920	70,820	1,219	(69,601)
NATURAL GAS OPTN FEB 23	8.00 USD	01/26/23	20	895,000	70,000	4,800	(65,200)
NATURAL GAS OPTN MAR 23	20.00 USD	02/23/23	8	328,320	58,642	400	(58,242)
PHE 02282023 PHE C10	10.00 USD	01/26/23	300	750,000	367,662	9,075	(358,587)
PHE 03312023 PHE C10	10.00 USD	02/23/23	300	750,000	367,662	18,150	(349,512)
PHE 04302023 PHE C6	6.00 USD	03/28/23	480	1,200,000	121,859	96,600	(25,259)

					$19,717,699	$9,858,831	$(9,858,868)

EXCHANGE-TRADED PUT OPTIONS — 0.3%
CRUDE OIL FUT OPT DEC 23	40.00 USD	11/15/23	60	4,638,600	150,091	73,800	(76,291)
Interest Rate Swaption 1Y by 1y EU 12/20/2023 to Pay Fixed 4.75% Receive SOFR 1Y BISL Adjst RFR	4.75 USD	12/20/23	1,549,295,775	1,549,295,775	2,200,000	4,141,175	1,941,175
Interest Rate Swaption 1Y by 1Y EU 12/20/2023 to Pay Fixed 5% Receive SOFR 1Y BISL Adjst RFR	5.00 USD	12/20/23	1,999,976,000	1,999,976,000	2,199,974	4,206,770	2,006,796
NAT GAS EURO OPT APR 24	2.75 USD	03/25/24	2	76,800	4,655	6,462	1,807
NAT GAS EURO OPT AUG 24	2.75 USD	07/26/24	2	80,200	4,655	5,618	963
NAT GAS EURO OPT DEC 23	2.00 USD	11/27/23	21	1,024,170	25,309	17,598	(7,711)
NAT GAS EURO OPT JUL 24	2.75 USD	06/25/24	2	79,680	4,655	5,584	929
NAT GAS EURO OPT JUN 24	2.75 USD	05/28/24	2	77,820	4,655	5,808	1,153
NAT GAS EURO OPT MAY 24	2.75 USD	04/25/24	2	75,980	4,655	$6,168	1,513
NAT GAS EURO OPT NOV 23	2.00 USD	10/26/23	21	941,640	25,309	18,186	(7,123)
NAT GAS EURO OPT OCT 24	2.75 USD	09/25/24	2	81,100	4,655	5,910	1,255
NAT GAS EURO OPT SEP 24	2.75 USD	08/27/24	2	79,380	4,655	5,906	1,251
NAT GAS EURO OPT APR 23	4.30 USD	01/26/23	140	6,265,000	345,414	462,280	116,866
NAT GAS EURO OPT APR 23	4.95 USD	07/26/23	20	832,600	184,054	251,620	67,566
NAT GAS EURO OPT APR 23	5.00 USD	10/26/23	40	1,793,600	414,107	510,200	96,093
NAT GAS EURO OPT APR 23	5.00 USD	11/27/23	40	1,950,800	414,107	468,080	53,973
NAT GAS EURO OPT MAR 23	3.00 USD	02/23/23	180	7,387,200	140,481	149,040	8,559

					$6,131,431	$10,340,205	$4,208,774

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
OTC CALL OPTIONS — 0.2%
Cap Call MAY 23	Goldman Sachs International	0.000 USD	05/05/23	19,256,000	19,256,000	$498,249	$31,396	$(466,853)
Cap Call MAY 23	Morgan Stanley Co., Inc.	0.005 USD	05/05/23	37,350	373,500,000	494,887	16,833	(478,054)
Cap Call OCT 25	Goldman Sachs International	0.0027 USD	10/20/25	64,430,000	64,430,000	1,375,000	1,685,039	310,039
CDX IG39 12/20/27 Call 77.5 3/15/23	Barclays Bank PLC	77.50	02/15/23	1,000,000	1,000,000	1,750	1,295	(455)
CDX IG39 12/20/27 Call 77.5 3/15/23	Citi Group Global Markets	77.50	03/15/23	—	25,000,000	65,000	42,608	(22,392)
CDX IG39 12/20/27 Call 77.5 3/15/23	Barclays Bank PLC	77.50	03/15/23	—	11,500,000	23,460	19,600	(3,860)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
LME Copper 3Mo Call	Morgan Stanley Co., Inc.	16,500.00 USD	12/04/24	7,500	7,500	$2,430,000	$800,152	$(1,629,848)
LME Nickel 3Mo Call	Morgan Stanley Co., Inc.	40,000.00 USD	12/04/24	1,260	1,260	2,431,800	4,558,914	2,127,114

						$7,320,146	$7,155,837	$(164,309)

OTC PUT OPTIONS — 2.1%
BANK OF AMERICA N.A. PUT JUN 23	Bank of America International	4 USD	06/20/23	50,000,000	50,000,000	130,400	373,273	242,873
Buy Euro Digital Put USD Call JPY at 123 Jun 23	Bank of America International	123 USD	06/16/23	2,200,000	2,200,000	216,700	549,606	332,906
Buy Euro Digital Put USD Call JPY at 123 Jun 23	Deutsche Bank	123 USD	06/16/23	2,200,000	2,200,000	217,800	549,606	331,806
Buy Euro Digital Put USD Call JPY at 126 Mar 23	Deutsche Bank	126 USD	03/16/23	2,200,000	2,200,000	207,899	574,554	366,655
Buy Euro Digital Put USD Call JPY at 126 Mar 23	Bank of America International	126 USD	03/16/23	2,200,000	2,200,000	203,500	574,554	371,054
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/08/24	29,050,000	29,050,000	5,345,200	5,320,810	(24,390)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/06/27	24,402,000	24,402,000	5,283,277	5,646,259	362,982
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/11/27	24,070,000	24,070,000	5,259,295	5,503,913	244,618
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/19/27	24,485,000	24,485,000	5,312,000	5,630,685	318,685
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/19/27	24,485,000	24,485,000	5,308,348	5,566,126	257,778
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/19/27	28,801,000	28,801,000	5,313,784	5,212,930	(100,854)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	04/19/27	56,280,000	56,280,000	10,462,452	10,174,231	(288,221)
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	04/22/27	71,400,000	71,400,000	10,474,380	9,209,491	(1,264,889)
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	05/13/27	152,720,000	152,720,000	20,769,920	19,459,237	(1,310,683)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/06/28	23,240,000	23,240,000	5,258,561	5,493,908	235,347
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	03/30/32	84,000,000	84,000,000	15,414,000	$11,786,533	(3,627,467)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Forward Volatility Agreement Put	JPMorgan Chase Bank N.A.	0.000 USD	03/30/32	27,997,200	27,997,200	$5,040,000	$4,225,757	$(814,243)
USD JPY Digital FX Option Put at 120 7/20/23	Bank of America International	120 USD	07/20/23	12,320,000	12,320,000	2,414,720	2,367,226	(47,494)

						$102,632,236	$98,218,699	$(4,413,537)

Total Purchased Options Outstanding						$135,801,512	$125,573,572	$(10,227,940)

REPURCHASE AGREEMENTS(p) — 4.3%

Security Description	Shares	Value
Barclays Capital, Inc., 0.00%, dated 07/27/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $3,005,100) (q)	2,941,989	$2,941,989
Barclays Capital, Inc., 0.35%, dated 08/16/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,367,320) (q)	1,361,100	1,361,100
Barclays Capital, Inc., 0.30%, dated 05/27/2022, due 06/01/2023 (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $6,094,638) (q)	7,256,613	7,256,613
Barclays Capital, Inc., 0.40%, dated 09/15/2022, due On Demand (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $1,207,845) (q)	1,227,394	1,227,394
Barclays Capital, Inc., 0.50%, dated 07/15/2022, due On Demand (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due 03/24/2170, market value $1,920,018) (q)	2,004,128	2,004,128
Barclays Capital, Inc., 0.50%, dated 07/22/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,843,800) (q)	1,663,862	1,663,862
Barclays Capital, Inc., 0.50%, dated 10/04/2022, due On Demand (collateralized by China International Bond, 1.20% due 10/21/2030, market value $811,984) (q)	857,269	857,269
Barclays Capital, Inc., 0.55%, dated 06/13/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $1,148,993) (q)	1,159,238	1,159,238
Barclays Capital, Inc., 0.85%, dated 06/24/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $5,001,488) (q)	5,035,820	5,035,820
Barclays Capital, Inc., 1.05%, dated 06/24/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $2,894,100) (q)	2,880,374	2,880,374
Barclays Capital, Inc., 1.25%, dated 07/27/2022, due On Demand (collateralized by Indonesian International Bond, 5.35% due 02/11/2049, market value $2,648,362) (q)	2,890,633	2,890,633
Barclays Capital, Inc., 1.30%, dated 06/23/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $1,267,664) (q)	1,257,819	1,257,819
Barclays Capital, Inc., 1.35%, dated 06/23/2022, due On Demand (collateralized by Bahrain International Bond, 7.00% due 10/12/2028, market value $4,238,979) (q)	4,444,714	4,444,714
Barclays Capital, Inc., 1.75%, dated 11/03/2022, due On Demand (collateralized by Brazilian International Bond, 3.75% due 09/12/2031, market value $2,580,618) (q)	2,617,296	2,617,296
Barclays Capital, Inc., 1.75%, dated 11/04/2022, due On Demand (collateralized by Brazilian International Bond, 3.75% due 09/12/2031, market value $1,719,852) (q)	1,742,397	1,742,397
Barclays Capital, Inc., 1.75%, dated 11/09/2022, due On Demand (collateralized by Brazilian International Bond, 3.75% due 09/12/2031, market value $1,720,692) (q)	1,735,228	1,735,228
Barclays Capital, Inc., 1.75%, dated 11/09/2022, due On Demand (collateralized by Brazilian International Bond, 3.75% due 09/12/2031, market value $859,926) (q)	867,085	867,085
Barclays Capital, Inc., 1.80%, dated 08/23/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/31/2034, market value $2,803,324) (q)	2,985,793	2,985,793
Barclays Capital, Inc., 1.85%, dated 08/19/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/31/2034, market value $2,768,421) (q)	3,023,983	3,023,983
Barclays Capital, Inc., 1.85%, dated 08/25/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/31/2034, market value $1,613,210) (q)	1,725,435	1,725,435
Barclays Capital, Inc., 1.95%, dated 08/23/2022, due On Demand (collateralized by Chile International Bond, 2.55% due 07/27/2033, market value $1,280,363) (q)	1,368,285	1,368,285
Barclays Capital, Inc., 2.00%, dated 09/07/2022, due On Demand (collateralized by Peru International Bond, 8.75% due 11/21/2033, market value $3,401,485) (q)	3,739,500	3,739,500
Barclays Capital, Inc., 2.30%, dated 10/19/2022, due On Demand (collateralized by Saudi Government International Bond, 2.75% due 02/03/2032, market value $3,919,158) (q)	3,784,941	3,784,941
Barclays Capital, Inc., 2.55%, dated 11/01/2022, due On Demand (collateralized by Kazmunaygas Bond, 5.75% due 04/19/2047, market value $1,582,126) (q)	1,456,279	1,456,279
Barclays Capital, Inc., 2.85%, dated 07/06/2022, due On Demand (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $2,179,369) (q)	2,176,632	2,176,632

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 3.30%, dated 11/03/2022, due On Demand (collateralized by Kazmunaygas Bond, 4.88% due 10/14/2044, market value $365,449) (q)	444,555	$444,555
Barclays Capital, Inc., 3.30%, dated 11/03/2022, due On Demand (collateralized by Kazmunaygas Bond, 5.75% due 04/19/2047, market value $427,414) (q)	396,036	396,036
Barclays Capital, Inc., 3.30%, dated 11/07/2022, due On Demand (collateralized by Kazmunaygas Bond, 4.75% due 04/19/2027, market value $1,842,000) (q)	1,808,474	1,808,474
Barclays Capital, Inc., 3.30%, dated 11/07/2022, due On Demand (collateralized by Kazmunaygas Bond, 5.75% due 04/19/2047, market value $1,313,930) (q)	1,215,369	1,215,369
Barclays Capital, Inc., 3.40%, dated 11/03/2022, due On Demand (collateralized by Kazmunaygas Bond, 6.38% due 10/24/2048, market value $446,386) (q)	405,262	405,262
Barclays Capital, Inc., 3.45%, dated 11/07/2022, due On Demand (collateralized by Kazmunaygas Bond, 5.38% due 04/24/2030, market value $714,697) (q)	683,014	683,014
Barclays Capital, Inc., 3.45%, dated 11/23/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $1,901,221) (q)	1,943,370	1,943,370
Barclays Capital, Inc., 3.50%, dated 11/10/2022, due On Demand (collateralized by Peru International Bond, 6.55% due 03/14/2027, market value $193,748) (q)	193,576	193,576
Barclays Capital, Inc., 3.50%, dated 12/01/2022, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $3,359,342) (q)	3,627,420	3,627,420
Barclays Capital, Inc., 3.75%, dated 12/16/2022, due On Demand (collateralized by Egypt International Bond, 7.30% due 09/30/2033, market value $241,965) (q)	257,467	257,467
Barclays Capital, Inc., 4.00%, dated 12/22/2022, due On Demand (collateralized by Mexican International Bond, 3.50% due 02/12/2034, market value $480,961) (q)	515,466	515,466
Barclays Capital, Inc., 4.00%, dated 12/22/2022, due On Demand (collateralized by Mexican International Bond, 4.88% due 05/19/2033, market value $3,123,756) (q)	3,357,996	3,357,996
Barclays Capital, Inc., 4.00%, dated 12/22/2022, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $2,664,632) (q)	2,835,330	2,835,330
Barclays Capital, Inc., 4.00%, dated 12/29/2022, due On Demand (collateralized by Argentina International Bond, 3.88% due 01/09/2038, market value $942,833) (q)	1,031,255	1,031,255
Barclays Capital, Inc., 4.00%, dated 12/29/2022, due On Demand (collateralized by Mexican International Bond, 3.50% due 02/12/2034, market value $3,176,266) (q)	3,332,186	3,332,186
Barclays Capital, Inc., 4.00%, dated 12/29/2022, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,177,011) (q)	1,229,591	1,229,591
Barclays Capital, Inc., 4.00%, dated 12/30/2022, due On Demand (collateralized by collateralized by Mexican International Bond, 3.50% due 02/12/2034, market value $1,318,042) (q)	1,384,271	1,384,271
Barclays Capital, Inc., 4.02%, dated 12/29/2022, due On Demand (collateralized by Mexican International Bond, 3.50% due 02/12/2034, market value $1,272,427) (q)	1,336,754	1,336,754
Barclays Capital, Inc., 4.10%, dated 12/29/2022, due On Demand (collateralized by Bahrain International Bond, 7.38% due 05/14/2030, market value $1,826,237) (q)	1,900,035	1,900,035
Citigroup Global Markets Limited, 0.25%, dated 03/02/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $3,153,232) (q)	4,376,558	4,376,558
Citigroup Global Markets Limited, 0.25%, dated 03/03/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $2,106,894) (q)	2,867,670	2,867,670
Citigroup Global Markets Limited, 0.50%, dated 07/01/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $2,504,250) (q)	2,546,250	2,546,250
Citigroup Global Markets Limited, 0.65%, dated 05/19/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $249,301) (q)	271,894	271,894
Citigroup Global Markets Limited, 0.65%, dated 05/20/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $732,264) (q)	758,668	758,668
Citigroup Global Markets Limited, 0.65%, dated 07/13/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $3,813,900) (q)	3,477,562	3,477,562
Citigroup Global Markets Limited, 2.85%, dated 11/01/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $1,937,765) (q)	1,850,033	1,850,033
JPMorgan Chase Bank, N.A., 0.00%, dated 11/21/2022, due 12/31/2032 (collateralized by Nigerian International Bond, 6.38% due 07/12/2023, market value $2,509,711)	2,680,668	2,680,668
JPMorgan Chase Bank, N.A., 1.00%, dated 11/03/2022, due 11/07/2023 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $3,040,980)	3,274,381	3,274,381
JPMorgan Chase Bank, N.A., 1.25%, dated 12/08/2022, due 01/09/2023 (collateralized by Egypt International Bond, 5.25% due 10/06/2025, market value $3,017,652)	3,219,663	3,219,663
JPMorgan Chase Bank, N.A., 1.50%, dated 11/22/2022, due 11/23/2023 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $5,860,720)	6,056,633	6,056,633

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 2.00%, dated 11/22/2022, due 11/23/2023 (collateralized by Bank of China Bond, 3.60% Perpetual Maturity, market value $3,456,000)	3,705,439	$3,705,439
JPMorgan Chase Bank, N.A., 2.25%, dated 10/10/2022, due 10/12/2023 (collateralized by China Petroleum & Chemical Corporation Bond, 4.38% due 04/10/2024, market value $513,154)	540,210	540,210
JPMorgan Chase Bank, N.A., 2.25%, dated 10/20/2022, due 10/21/2023 (collateralized by Saudi Government International Bond, 2.75% due 02/03/2032, market value $4,530,547)	4,436,363	4,436,363
JPMorgan Chase Bank, N.A., 2.30%, dated 11/22/2022, due 11/23/2023 (collateralized by Egypt International Bond, 3.88% due 02/16/2026, market value $1,482,372)	1,522,283	1,522,283
JPMorgan Chase Bank, N.A., 2.30%, dated 12/08/2022, due 01/09/2023 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $5,368,200)	5,866,875	5,866,875
JPMorgan Chase Bank, N.A., 2.50%, dated 11/21/2022, due 11/23/2023 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,768,304)	1,845,844	1,845,844
JPMorgan Chase Bank, N.A., 2.50%, dated 11/22/2022, due 11/23/2023 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $10,015,983)	10,463,148	10,463,148
JPMorgan Chase Bank, N.A., 2.75%, dated 11/21/2022, due 11/23/2023 (collateralized by Tencent Holdings Bond, 1.81% due 01/26/2026, market value $1,673,314)	1,760,437	1,760,437
JPMorgan Chase Bank, N.A., 2.90%, dated 10/19/2022, due 10/20/2023 (collateralized by Brazilian International Bond, 5.00% due 01/27/2045, market value $612,519)	633,703	633,703
JPMorgan Chase Bank, N.A., 3.00%, dated 11/21/2022, due 11/23/2023 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $4,454,837)	4,670,483	4,670,483
JPMorgan Chase Bank, N.A., 3.00%, dated 11/22/2022, due 11/23/2023 (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $3,680,243)	3,857,266	3,857,266
JPMorgan Chase Bank, N.A., 3.00%, dated 11/22/2022, due 11/23/2023 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $3,148,679)	3,288,923	3,288,923
JPMorgan Chase Bank, N.A., 3.25%, dated 11/21/2022, due 11/23/2023 (collateralized by China Petroleum & Chemical Corporation Bond, 3.13% due 04/24/2023, market value $3,690,525)	3,874,135	3,874,135
JPMorgan Chase Bank, N.A., 3.25%, dated 12/05/2022, due 01/04/2023 (collateralized by China International Bond, 2.13% due 12/03/2029, market value $4,436,650)	4,776,776	4,776,776
JPMorgan Chase Bank, N.A., 3.30%, dated 11/21/2022, due 01/03/2023 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $11,432,859)	12,046,586	12,046,586
JPMorgan Chase Bank, N.A., 3.50%, dated 11/03/2022, due 11/04/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $158,240)	165,460	165,460
JPMorgan Chase Bank, N.A., 3.50%, dated 11/04/2022, due 11/07/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $814,143)	837,754	837,754
JPMorgan Chase Bank, N.A., 3.50%, dated 11/04/2022, due 11/08/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $972,383)	1,000,583	1,000,583
JPMorgan Chase Bank, N.A., 3.50%, dated 11/09/2022, due 11/10/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $324,391)	336,153	336,153
JPMorgan Chase Bank, N.A., 3.50%, dated 11/10/2022, due 11/14/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $158,239)	162,848	162,848
JPMorgan Chase Bank, N.A., 3.50%, dated 11/22/2022, due 11/23/2023 (collateralized by Bahrain International Bond, 5.63% due 09/30/2031, market value $1,824,436)	1,907,391	1,907,391
JPMorgan Chase Bank, N.A., 4.10%, dated 12/28/2022, due 01/04/2023 (collateralized by US Treasury Notes, 3.00% due 08/15/2052, market value $1,360,206)	1,265,580	1,265,580

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.20%, dated 12/28/2022, due 01/04/2023 (collateralized by US Treasury Notes, 2.88% due 05/15/2052, market value $4,350,127)	3,896,559	$3,896,559

TOTAL REPURCHASE AGREEMENTS (COST $194,342,013)	194,342,013	194,342,013

TOTAL INVESTMENTS IN SECURITIES — 87.7% (COST $4,088,702,556)		3,940,956,007

TOTAL SECURITIES SOLD SHORT — (46.3)% (PROCEEDS $2,149,417,104)		(2,081,519,532)

Other Assets (r) — 58.6%		2,634,920,753

Net Assets — 100.0%		$4,494,357,228

SECURITIES SOLD SHORT — (46.3)%
COMMON STOCK — (12.9)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd. (a)	1,400	(8,610)

Materials — (0.0)%
Caledonia Mining Corp. plc	400	(4,960)
Sasol Ltd., ADR	800	(12,568)
Sibanye Stillwater Ltd., ADR	1,100	(11,726)

		(29,254)

Software & Technology Services — (0.0)%
Lesaka Technologies, Inc. (a)	900	(4,095)

Total Africa		(41,959)

Asia — (0.7)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	24,600	(1,682,886)
KB Financial Group, Inc., ADR (a)	3,600	(139,176)
Mitsubishi UFJ Financial Group, Inc., ADR	87,000	(580,290)
Shinhan Financial Group Co. Ltd., ADR	3,000	(83,790)
Sumitomo Mitsui Financial Group, Inc., ADR	58,100	(465,962)

		(2,952,104)

Consumer Discretionary Products — (0.0)%
Ezgo Technologies Ltd. (a)	900	(612)
Gogoro, Inc. (a)	4,400	(13,992)
Honda Motor Co. Ltd., ADR	1,700	(38,862)
indie Semiconductor, Inc., Class A (a)	4,800	(27,984)
NIO, Inc., ADR (a)	9,300	(90,675)
Toyota Motor Corp., ADR	3,800	(519,004)

		(691,129)

Consumer Discretionary Services — (0.1)%
51 Talk Online Education Group, ADR (a)	150	(945)
China Liberal Education Holdings Ltd. (a)	3,800	(3,800)
Gravitas Education Holdings, Inc., ADR (a)	20	(227)
GreenTree Hospitality Group Ltd., ADR (a)	300	(1,113)
H World Group Ltd., ADR	24,700	(1,047,774)
iHuman, Inc., ADR (a)	300	(780)
Melco Resorts & Entertainment Ltd., ADR (a)	5,300	(60,950)
Meta Data Ltd., ADR (a)	500	(520)
Meten Holding Group Ltd. (a)	2,320	(418)
Skillful Craftsman Education Technology Ltd. (a)	1,100	(1,584)
Tarena International, Inc., ADR (a)	215	(948)
Yum China Holdings, Inc.	27,700	(1,513,805)

		(2,632,864)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Consumer Staple Products — (0.0)%
Farmmi, Inc. (a)	5,656	$(2,265)
RLX Technology, Inc., ADR (a)	30,900	(71,070)
TDH Holdings, Inc. (a)	1,460	(2,263)
Viomi Technology Co. Ltd., ADR (a)	1,200	(1,284)

		(76,882)

Financial Services — (0.0)%
360 DigiTech, Inc., ADR	8,700	(177,132)
Bit Digital, Inc. (a)	21,500	(12,900)
FinVolution Group, ADR	600	(2,976)
Jianpu Technology, Inc., ADR (a)	1,100	(1,749)
LexinFintech Holdings Ltd., ADR (a)	6,500	(12,350)
Lion Group Holding Ltd., ADR (a)	200	(143)
Lufax Holding Ltd., ADR (a)	42,000	(81,480)
MMTEC, Inc. (a)	300	(217)
ORIX Corp., ADR	100	(8,052)
Puhui Wealth Investment Management Co., Ltd. (a)	50	(135)
Qudian, Inc., ADR (a)	15,300	(14,581)
SOS Ltd., ADR (a)	1,304	(3,560)
X Financial, ADR (a)	200	(604)

		(315,879)

Health Care — (0.0)%
Aesthetic Medical International Holdings Group Ltd., ADR (a)	300	(396)
Anpac Bio-Medical Science Co., Ltd., ADR (a)	695	(3,232)
BeiGene Ltd., ADR (a)	3,800	(835,772)
Burning Rock Biotech Ltd., ADR (a)	2,500	(5,625)
China SXT Pharmaceuticals, Inc. (a)	71	(38)
Connect Biopharma Holdings Ltd., ADR (a)	1,300	(1,128)
Genetron Holdings Ltd., ADR (a)	200	(224)
Gracell Biotechnologies, Inc., ADR (a)	600	(1,380)
Hutchmed China Ltd., ADR (a)	1,200	(17,736)
MEDIROM Healthcare Technologies, Inc., ADR (a)	100	(459)
Qilian International Holding Group Ltd. (a)	300	(216)
Zai Lab Ltd., ADR (a)	1,100	(33,770)

		(899,976)

Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd. (a)	440	(620)
Greenland Technologies Holding Corp. (a)	400	(868)

		(1,488)

Industrial Services — (0.0)%
BEST, Inc., ADR (a)	3,660	(2,013)
EHang Holdings Ltd., ADR (a)	5,200	(44,616)
Full Truck Alliance Co. Ltd., ADR (a)	112,700	(901,600)
MingZhu Logistics Holdings Ltd. (a)	1,398	(1,177)
Pop Culture Group Co., Ltd., Class A (a)	900	(702)

		(950,108)

Insurance — (0.0)%
Huize Holding Ltd., ADR (a)	700	(991)
TIAN RUIXIANG Holdings Ltd., Class A (a)	240	(446)

		(1,437)

Materials — (0.0)%
Ikonics Corp. (a),(d)	100	0
Origin Agritech Ltd. (a)	300	(2,085)
Tantech Holdings Ltd. (a)	387	(826)
ZK International Group Co. Ltd. (a)	1,400	(546)

		(3,457)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Media — (0.1)%
Baosheng Media Group Holding Ltd. (a)	837	$(686)
Dada Nexus Ltd., ADR (a)	18,200	(126,854)
DouYu International Holdings Ltd., ADR (a)	13,200	(18,480)
Dragon Victory International Ltd. (a)	800	(432)
Grab Holdings Ltd., Class A (a)	330,100	(1,062,922)
iClick Interactive Asia Group Ltd., ADR (a)	250	(963)
MakeMyTrip Ltd. (a)	5,200	(143,364)
NetEase, Inc., ADR	13,900	(1,009,557)
Phoenix New Media Ltd., ADR (a)	316	(847)
Pintec Technology Holdings, Ltd., ADR (a)	400	(160)
So-Young International, Inc., ADR (a)	1,500	(1,935)
Sohu.com Ltd., ADR (a)	1,600	(21,936)
The9 Ltd., ADR (a)	4,400	(2,495)
Trip.com Group Ltd., ADR (a)	69,400	(2,387,360)
Uxin Ltd., ADR (a)	4,680	(13,478)
Zhihu, Inc., ADR (a)	35,200	(45,760)
Zhongchao, Inc., Class A (a)	400	(476)

		(4,837,705)

Oil & Gas — (0.0)%
Recon Technology Ltd., Class A (a)	4,500	(5,670)

Real Estate — (0.0)%
Fangdd Network Group Ltd., ADR (a)	1,240	(930)
KE Holdings, Inc., ADR (a)	38,700	(540,252)

		(541,182)

Renewable Energy — (0.1)%
Daqo New Energy Corp., ADR (a)	15,600	(602,316)
JinkoSolar Holding Co. Ltd., ADR (a)	14,099	(576,367)
ReneSola Ltd., ADR (a)	12,700	(57,404)

		(1,236,087)

Retail & Wholesale - Discretionary — (0.3)%
ATRenew, Inc., ADR (a)	5,700	(16,473)
Boqii Holding Ltd., ADR (a)	533	(645)
Cango, Inc., ADR	1,000	(1,308)
Coupang, Inc. (a)	168,400	(2,477,164)
DingDong Cayman Ltd., ADR (a)	11,300	(48,251)
E-Home Household Service Holdings Ltd. (a)	860	(362)
Future FinTech Group, Inc. (a)	3,800	(1,414)
JD.com, Inc., ADR	110,300	(6,191,139)
KBS Fashion Group Ltd. (a)	1,600	(1,312)
LightInTheBox Holding Co. Ltd., ADR (a)	1,300	(1,599)
Moxian BVI, Inc. (a)	900	(405)
NaaS Technology, Inc., ADR (a)	20	(78)
Sea Ltd., ADR (a)	80,500	(4,188,415)
Yatsen Holding Ltd., ADR (a)	26,600	(38,836)
Yoshitsu Co., Ltd., ADR (a)	600	(738)

		(12,968,139)

Retail & Wholesale - Staples — (0.0)%
China Jo-Jo Drugstores Holdings, Inc. (a)	166	(589)
Wunong Net Technology Co. Ltd. (a)	4,500	(860)

		(1,449)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Retail - Discretionary — (0.0)%
Kaixin Auto Holdings (a)	3,700	$(1,085)

Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	1,625	(3,315)
Aurora Mobile Ltd., ADR (a)	1,100	(704)
BIT Mining Ltd., ADR (a)	150	(237)
Bit Origin Ltd. (a)	2,300	(403)
Borqs Technologies, Inc. (a)	14,000	(2,940)
Cellebrite DI Ltd. (a)	2,200	(9,592)
Cloopen Group Holding Ltd., ADR (a)	2,300	(1,619)
CLPS, Inc.	200	(228)
Datasea, Inc. (a)	500	(750)
Gaotu Techedu, Inc., ADR (a)	45,600	(107,616)
Infosys Ltd., ADR	2,100	(37,821)
Kingsoft Cloud Holdings Ltd., ADR (a)	28,500	(109,155)
Link Motion, Inc., ADR (a)	11,000	0
Lizhi, Inc., ADR (a)	2,800	(1,708)
Luokung Technology Corp. (a)	28,000	(4,239)
OneConnect Financial Technology Co. Ltd., ADR (a)	1,440	(7,646)
Qutoutiao, Inc., ADR (a)	2,160	(1,447)
Renren, Inc., ADR (a)	1,500	(2,400)
Scienjoy Holding Corp., Class A (a)	2,300	(4,577)
Sify Technologies Ltd., ADR (a)	700	(812)
Taoping, Inc. (a)	500	(325)
TaskUS, Inc., Class A (a)	8,000	(135,200)
TDCX, Inc., ADR (a)	3,073	(38,044)
TELUS International CDA, Inc. (a)	900	(17,811)
Tuya, Inc., ADR (a)	18,600	(35,526)
WiMi Hologram Cloud, Inc., ADR (a)	7,700	(5,621)
Wipro Ltd., ADR (a)	266	(1,240)
Youdao, Inc., ADR (a)	2,900	(15,602)

		(546,578)

Tech Hardware & Semiconductors — (0.0)%
Allegro MicroSystems, Inc. (a)	200	(6,004)
Canaan, Inc., ADR (a)	38,100	(78,486)
Ebang International Holdings, Inc., Class A (a)	473	(1,376)
Himax Technologies, Inc., ADR	9,500	(58,995)
SemiLEDs Corp. (a)	300	(480)
Sony Group Corp., ADR	12,400	(945,872)

		(1,091,213)

Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR (a)	10,100	(80,497)
Chunghwa Telecom Co., Ltd., ADR	400	(14,636)
GDS Holdings Ltd., ADR (a)	19,000	(391,780)
KT Corp., ADR	1,800	(24,300)
PLDT, Inc., ADR	100	(2,280)
Telkom Indonesia Persero Tbk PT, ADR	4,100	(97,785)
Vnet Group, Inc., ADR (a)	10,100	(57,267)

		(668,545)

Utilities — (0.0)%
Azure Power Global Ltd. (a)	5,600	(24,136)
Korea Electric Power Corp., ADR	2,700	(23,328)
ReNew Energy Global plc, Class A (a)	14,100	(77,550)

		(125,014)

Total Asia		(30,547,991)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Europe — (0.4)%
Banking — (0.1)%
Barclays plc, ADR	41,400	$(322,920)
Deutsche Bank AG	22,600	(260,352)
HSBC Holdings plc, ADR	41,600	(1,296,256)
ING Groep NV, ADR	14,500	(176,465)
Lloyds Banking Group plc, ADR	27,200	(59,840)

		(2,115,833)

Consumer Discretionary Products — (0.0)%
Sono Group NV (a)	3,300	(3,250)

Consumer Discretionary Services — (0.0)%
Genius Sports Ltd. (a)	3,600	(12,852)
InterContinental Hotels Group plc, ADR	600	(35,004)
Membership Collective Group, Inc., Class A (a)	5,900	(22,066)
Sportradar Holding AG, Class A (a)	2,300	(22,908)

		(92,830)

Consumer Staple Products — (0.1)%
Anheuser-Busch InBev SA, ADR	19,500	(1,170,780)
Haleon plc, ADR (a)	42,700	(341,600)
Unilever plc, ADR	52,400	(2,638,340)

		(4,150,720)

Financial Services — (0.1)%
AerCap Holdings NV (a)	12,400	(723,168)
UBS Group AG	51,800	(967,106)

		(1,690,274)

Health Care — (0.1)%
AC Immune SA (a)	600	(1,224)
ADC Therapeutics SA (a)	2,900	(11,136)
Alcon, Inc.	6,600	(452,430)
Altamira Therapeutics Ltd. (a)	385	(1,867)
Amryt Pharma plc, ADR (a)	700	(5,110)
Aptorum Group Ltd., Class A (a)	1,300	(715)
Ascendis Pharma A/S, ADR (a)	6,600	(806,058)
Autolus Therapeutics plc, ADR (a)	3,400	(6,460)
Babylon Holdings Ltd., Class A (a)	404	(2,727)
BioNTech SE, ADR	16,600	(2,493,652)
Freeline Therapeutics Holdings plc, ADR (a)	100	(50)
Galapagos NV, ADR (a)	2,500	(110,950)
Genmab, ADR (a)	1,100	(46,618)
GH Research plc (a)	600	(5,802)
ICON PLC, ADR (a)	5,500	(1,068,375)
Immunocore Holdings plc, ADR (a)	500	(28,535)
InflaRx NV (a)	2,100	(6,510)
Mereo Biopharma Group plc, ADR (a)	13,500	(10,125)
Molecular Partners AG, ADR (a)	100	(648)
NLS Pharmaceutics Ltd. (a)	800	(1,040)
Novo Nordisk, ADR	600	(81,204)
NuCana plc, ADR (a)	1,800	(1,188)
Olink Holding AB, ADR (a)	2,200	(55,836)
Orchard Therapeutics plc, ADR (a)	2,400	(890)
Trinity Biotech plc, ADR (a)	900	(891)
uniQure NV (a)	4,100	(92,947)
Vaccitech plc, ADR (a)	300	(717)

		(5,293,705)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Products — (0.0)%
CNH Industrial NV	21,700	$(348,502)

Industrial Services — (0.0)%
Cimpress plc (a)	900	(24,849)
Costamare, Inc.	8,100	(75,168)
Global Ship Lease, Inc., Class A	1,500	(24,975)
Globus Maritime Ltd. (a)	1,800	(1,890)
Rentokil Initial plc, ADR	800	(24,648)
Safe Bulkers, Inc.	200	(582)

		(152,112)

Insurance — (0.0)%
Aegon NV	19,200	(96,768)

Materials — (0.0)%
CRH plc, ADR	5,500	(218,845)
Orion Engineered Carbons SA	1,000	(17,810)

		(236,655)

Media — (0.0)%
Gambling.com Group Ltd. (a)	400	(3,660)
Jumia Technologies AG, ADR (a)	39,900	(128,079)
Liberty Global plc, Class A (a)	7,700	(145,761)
Pearson plc, ADR	100	(1,127)
Spark Networks SE, ADR (a)	1,200	(769)
Trivago NV, ADR (a)	2,200	(2,970)
WPP plc, ADR	800	(39,328)

		(321,694)

Oil & Gas — (0.0)%
Equinor ASA, ADR	2,400	(85,944)
Shell plc, ADR	400	(22,780)

		(108,724)

Retail & Wholesale - Discretionary — (0.0)%
Allego NV (a)	100	(314)
Cazoo Group Ltd. (a)	22,000	(3,450)
Farfetch Ltd., Class A (a)	124,600	(589,358)
MYT Netherlands Parent BV, ADR (a)	1,900	(16,929)

		(610,051)

Software & Technology Services — (0.0)%
Kaleyra, Inc. (a)	8,000	(6,041)
Micro Focus International plc, ADR	3,200	(20,192)
RELX plc, ADR	200	(5,544)
SAP SE, ADR	1,300	(134,147)
Sophia Genetics SA (a)	300	(618)

		(166,542)

Tech Hardware & Semiconductors — (0.0)%
ASML Holding NV	800	(437,120)
Logitech International SA	200	(12,450)
Nokia Oyj, ADR	62,000	(287,680)
WISeKey International Holding Ltd., ADR (a)	500	(890)

		(738,140)

Transportation & Logistics — (0.0)%
Ryanair Holdings plc, ADR (a)	6,200	(463,512)

Utilities — (0.0)%
National Grid plc, ADR	100	(6,032)

Total Europe		(16,595,344)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Middle East — (0.0)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	4,300	$(1,849)

Health Care — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR (a)	80	(237)
Can-Fite BioPharma Ltd., ADR (a)	1,300	(797)
Collplant Biotechnologies Ltd., ADR (a)	300	(2,505)
Enlivex Therapeutics Ltd. (a)	500	(1,950)
Gamida Cell Ltd. (a)	8,300	(10,707)
InspireMD, Inc. (a)	273	(235)
Nano-X Imaging Ltd. (a)	8,000	(59,040)

		(75,471)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(32,808)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	15,360	(17,203)

Materials — (0.0)%
Evogene Ltd. (a)	2,500	(1,750)

Media — (0.0)%
Innovid Corp. (a)	6,600	(11,286)
SimilarWeb Ltd. (a)	200	(1,286)
Taboola.com Ltd. (a)	1,400	(4,312)

		(16,884)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	200	(602)

Retail & Wholesale - Discretionary — (0.0)%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	10,300	(6,798)

Software & Technology Services — (0.0)%
Cognyte Software Ltd. (a)	400	(1,244)
Global-e Online Ltd. (a)	12,500	(258,000)
My Size, Inc. (a)	40	(110)
Safe-T Group Ltd., ADR (a)	100	(240)
Yalla Group Ltd., ADR (a)	4,300	(15,050)

		(274,644)

Tech Hardware & Semiconductors — (0.0)%
Ceragon Networks Ltd. (a)	2,400	(4,584)
Gilat Satellite Networks Ltd. (a)	2,200	(12,760)
Nano Dimension Ltd., ADR (a)	1,000	(2,300)
SuperCom Ltd. (a)	910	(1,620)

		(21,264)

Total Middle East		(449,273)

North America — (11.5)%
Banking — (2.0)%
Ameris Bancorp	1,099	(51,807)
Axos Financial, Inc. (a)	116,931	(4,469,103)
Bancorp, Inc. (a)	60,031	(1,703,680)
Bank of America Corp.	95,900	(3,176,208)
Bank of Montreal	11,000	(996,600)
Bank of Nova Scotia	7,900	(386,942)
Bank of NT Butterfield & Son Ltd.	20,044	(597,512)
Bank OZK	182,827	(7,324,050)
Bankwell Financial Group, Inc.	4,209	(123,871)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Blue Ridge Bankshares, Inc.	6,747	$(84,270)
Cadence Bank	3,800	(93,708)
Canadian Imperial Bank of Commerce	13,600	(550,120)
Carver Bancorp, Inc. (a)	500	(2,055)
Citizens Financial Group, Inc.	2,800	(110,236)
City Holding Co.	47,060	(4,380,815)
Civista Bancshares, Inc.	10,389	(228,662)
Comerica, Inc	3,900	(260,715)
Commerce Bancshares, Inc.	2,696	(183,517)
CrossFirst Bankshares, Inc. (a)	45,745	(567,695)
CVB Financial Corp.	35,785	(921,464)
East West Bancorp, Inc.	84,242	(5,551,548)
Eastern Bankshares, Inc.	900	(15,525)
Fifth Third Bancorp	98,701	(3,238,380)
First BanCorp	200	(2,544)
First Citizens BancShares, Inc., Class A	1,667	(1,264,186)
First Financial Bancorp	400	(9,692)
First Financial Bankshares, Inc.	8,543	(293,879)
First Horizon Corp.	36,200	(886,900)
First Interstate BancSystem, Inc., Class A	5,900	(228,035)
First Republic Bank	2,600	(316,914)
FNB Corp.	83,076	(1,084,142)
Frost Bankers, Inc.	4,200	(561,540)
Home BancShares, Inc.	176,562	(4,023,848)
Huntington Bancshares, Inc.	136,882	(1,930,036)
Independent Bank Corp.	1,500	(126,645)
JPMorgan Chase & Co.	12,705	(1,703,740)
Live Oak Bancshares, Inc.	13,819	(417,334)
M&T Bank Corp.	10,882	(1,578,543)
New York Community Bancorp, Inc.	18,796	(161,646)
Old National Bancorp	24,600	(442,308)
Pacific Premier Bancorp, Inc.	23,962	(756,241)
Park National Corp.	100	(14,075)
Peoples Bancorp, Inc.	2,885	(81,501)
PNC Financial Services Group, Inc.	9,800	(1,547,812)
Preferred Bank	44,926	(3,352,378)
Prosperity Bancshares, Inc.	67,354	(4,895,289)
Regions Financial Corp.	364,489	(7,858,382)
Royal Bank of Canada	22,913	(2,154,280)
Sandy Spring Bancorp, Inc.	56,786	(2,000,571)
ServisFirst Bancshares, Inc.	1,500	(103,365)
Signature Bank	33,488	(3,858,487)
South Plains Financial, Inc.	4,834	(133,080)
South State Corp.	21,164	(1,616,083)
Stock Yards Bancorp, Inc.	100	(6,498)
Synovus Financial Corp.	1,300	(48,815)
TFS Financial Corp.	1,200	(17,292)
Toronto-Dominion Bank	4,400	(284,944)
Towne Bank	35,436	(1,092,846)
Truist Financial Corp.	21,200	(912,236)
UMB Financial Corp.	900	(75,168)
United Bankshares, Inc.	2,100	(85,029)
United Community Banks, Inc.	30,109	(1,017,684)
Veritex Holdings, Inc.	111,926	(3,142,882)
Webster Financial Corp.	15,000	(710,100)
Wells Fargo & Co.	3,100	(127,999)
Western Alliance Bancorp	19,876	(1,183,814)
WSFS Financial Corp.	3,400	(154,156)
Zions BanCorp.	75,047	(3,689,311)

		(90,970,733)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (0.0)%
Absci Corp. (a)	600	$(1,260)
Congent Biosciences, Inc. (a),(d)	1,000	0
Contra Gemini Therapeutics, Inc. (a)	1,300	0
Xeris Biopharma Holdings, Inc. (a)	18,142	(24,129)

		(25,389)

Chemicals — (0.0)%
Trinseo plc	3,500	(79,485)

Consumer Discretionary Products — (0.4)%
Adient PLC (a)	6,400	(222,016)
Aterian, Inc. (a)	3,200	(2,465)
Aurora Innovation, Inc. (a)	37,100	(44,891)
Axon Enterprise, Inc. (a)	6,300	(1,045,359)
BorgWarner, Inc.	40	(1,610)
BRP, Inc.	200	(15,270)
Capri Holdings Ltd. (a)	100	(5,732)
Carter’s, Inc.	11,700	(872,937)
CBAK Energy Technology, Inc. (a)	5,700	(5,643)
Century Communities, Inc.	2,100	(105,021)
Cepton, Inc. (a)	5,600	(7,112)
Columbia Sportswear Co.	800	(70,064)
Deckers Outdoor Corp. (a)	2,600	(1,037,816)
Dorman Products, Inc. (a)	200	(16,174)
DR Horton, Inc.	42,700	(3,806,278)
Dream Finders Homes, Inc., Class A (a)	3,500	(30,310)
ElectraMeccanica Vehicles Corp. (a)	7,700	(4,648)
Ford Motor Co.	13,100	(152,353)
Fox Factory Holding Corp. (a)	1,800	(164,214)
Funko, Inc., Class A (a)	1,700	(18,547)
Gentex Corp.	3,600	(98,172)
Gildan Activewear, Inc.	9,300	(254,820)
Goodyear Tire & Rubber Co. (a)	63,700	(646,555)
Green Brick Partners, Inc. (a)	700	(16,961)
Hanesbrands, Inc.	139,500	(887,220)
Harley-Davidson, Inc.	8,500	(353,600)
Holley, Inc. (a)	1,700	(3,604)
Interface, Inc.	400	(3,948)
iRobot Corp. (a)	1,000	(48,130)
Kontoor Brands, Inc.	100	(3,999)
LCI Industries	1,700	(157,165)
Lear Corp.	1,100	(136,422)
Lennar Corp., Class A	18,100	(1,638,050)
LGI Homes, Inc. (a)	3,500	(324,100)
Lordstown Motors Corp., Class A (a)	64,000	(72,960)
Lucid Group, Inc. (a)	38,800	(265,004)
Luminar Technologies, Inc. (a)	400	(1,980)
Magna International, Inc.	800	(44,944)
Meritage Homes Corp. (a)	100	(9,220)
Microvast Holdings, Inc. (a)	25,400	(38,862)
MillerKnoll, Inc.	2,400	(50,424)
Mullen Automotive, Inc. (a)	663,600	(189,790)
Newell Brands, Inc.	3,700	(48,396)
Phoenix Motor, Inc. (a)	300	(318)
PLBY Group, Inc. (a)	18,600	(51,150)
Polaris, Inc.	2,700	(272,700)
PulteGroup, Inc.	3,600	(163,908)
Purple Innovation, Inc. (a)	300	(1,437)
Rivian Automotive, Inc., Class A (a)	201,400	(3,711,802)
SES AI Corp. (a)	9,100	(28,665)
Skyline Champion Corp. (a)	1,400	(72,114)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Smith & Wesson Brands, Inc.	3,000	$(26,040)
Solid Power, Inc. (a)	500	(1,270)
Steelcase, Inc., Class A	1,000	(7,070)
Tempur Sealy International, Inc.	19,300	(662,569)
Thor Industries, Inc.	8,200	(619,018)
Topgolf Callaway Brands Corp. (a)	9,700	(191,575)
Torrid Holdings, Inc. (a)	600	(1,776)
Traeger, Inc. (a)	3,300	(9,306)
Tupperware Brands Corp. (a)	14,500	(60,030)
VF Corp.	3,700	(102,157)
Vinco Ventures, Inc. (a)	93,200	(43,245)
Vista Outdoor, Inc. (a)	200	(4,874)
Visteon Corp. (a)	1,100	(143,913)
Volcon, Inc. (a)	1,700	(1,717)
Weber, Inc., Class A	12,600	(101,430)
Winnebago Industries, Inc.	9,300	(490,110)
Wolverine World Wide, Inc.	200	(2,186)
Worksport Ltd. (a)	1,800	(1,800)
XPEL, Inc. (a)	2,000	(120,120)
YETI Holdings, Inc. (a)	1,100	(45,441)

		(19,860,527)

Consumer Discretionary Services — (0.4)%
Aaron’s Co., Inc. (The)	600	(7,170)
AirSculpt Technologies, Inc. (a)	200	(740)
Bally’s Corp. (a)	6,200	(120,156)
Bird Global, Inc., Class A (a)	35,100	(6,325)
Boyd Gaming Corp.	3,400	(185,402)
BurgerFi International, Inc. (a)	800	(1,008)
Caesars Entertainment, Inc. (a)	69,076	(2,873,561)
Cheesecake Factory, Inc. (The)	400	(12,684)
Chipotle Mexican Grill, Inc. (a)	1,600	(2,219,984)
Choice Hotels International, Inc.	1,100	(123,904)
Churchill Downs, Inc.	200	(42,286)
Cinemark Holdings, Inc. (a)	500	(4,330)
Domino’s Pizza, Inc.	3,300	(1,143,120)
DraftKings, Inc., Class A (a)	64,630	(736,136)
Drive Shack, Inc. (a)	10,900	(1,827)
Dutch Bros, Inc., Class A (a)	100	(2,819)
EBET, Inc. (a)	300	(189)
European Wax Center, Inc., Class A	1,900	(23,655)
F45 Training Holdings, Inc. (a)	11,300	(32,205)
First Watch Restaurant Group, Inc. (a)	100	(1,353)
Grand Canyon Education, Inc. (a)	2,000	(211,320)
Hall of Fame Resort & Entertainment Co. (a)	581	(4,683)
Hilton Grand Vacations, Inc. (a)	300	(11,562)
Jack in the Box, Inc.	1,000	(68,230)
Las Vegas Sands Corp. (a)	24,600	(1,182,522)
Liberty Media Corp-Liberty Braves, Class C(a)	200	(6,446)
Life Time Group Holdings, Inc. (a)	6,200	(74,152)
Light & Wonder, Inc. (a)	1,500	(87,900)
Live Nation Entertainment, Inc. (a),(b)	6,391	(445,708)
Lottery.com, Inc. (a)	1,200	(210)
Madison Square Garden Entertainment Corp. (a)	2,700	(121,419)
Marcus Corp.	200	(2,878)
Marriott International, Inc., Class A	200	(29,778)
Marriott Vacations Worldwide Corp.	1,700	(228,803)
Medifast, Inc.	500	(57,675)
MGM Resorts International	22,100	(741,013)
Papa John’s International, Inc.	400	(32,924)
Penn Entertainment, Inc. (a)	24,600	(730,620)
Regis Corp. (a)	1,000	(1,220)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Rent the Runway, Inc., Class A (a)	11,000	$(33,550)
Restaurant Brands International, Inc.	400	(25,868)
Royal Caribbean Cruises Ltd. (a)	68,700	(3,395,841)
Service Corp. International	7,100	(490,894)
Six Flags Entertainment Corp. (a)	16,000	(372,000)
Sonder Holdings, Inc. (a)	18,000	(22,320)
Starbucks Corp.	25,200	(2,499,840)
Stride, Inc. (a)	900	(28,152)
Super League Gaming, Inc. (a)	2,700	(918)
Udemy, Inc. (a)	5,200	(54,860)
Vail Resorts, Inc.	700	(166,845)
XWELL, Inc. (a)	1,700	(617)

		(18,669,622)

Consumer Staple Products — (0.3)%
22nd Century Group, Inc. (a)	3,800	(3,498)
Alkaline Water Co., Inc. (The) (a)	16,200	(2,830)
Aurora Cannabis, Inc. (a)	94,200	(86,909)
B&G Foods, Inc.	9,700	(108,155)
Beachbody Co., Inc. (The) (a)	11,800	(6,207)
Beauty Health Co. (The) (a)	600	(5,460)
BellRing Brands, Inc. (a)	1,600	(41,024)
Benson Hill, Inc. (a)	15,000	(38,250)
Blue Star Foods Corp. (a)	400	(156)
Boston Beer Co., Inc., Class A (a)	200	(65,904)
BRC, Inc., Class A(a)	8,900	(54,379)
Celsius Holdings, Inc. (a)	10,300	(1,071,612)
Central Garden & Pet Co., Class A (a)	1,600	(57,280)
Clever Leaves Holdings, Inc. (a)	11,200	(3,460)
Constellation Brands, Inc., Class A	6,800	(1,575,900)
Coty, Inc., Class A(a)	4,400	(37,664)
Cronos Group, Inc. (a)	700	(1,778)
Darling Ingredients, Inc. (a)	5,700	(356,763)
Dole plc	10,500	(101,325)
Eastside Distilling, Inc. (a)	1,200	(296)
Edgewell Personal Care Co.	200	(7,708)
Energizer Holdings, Inc.	10,300	(345,565)
Estee Lauder Cos., Inc. (The), Class A	10,700	(2,654,777)
Farmer Bros Co. (a)	300	(1,383)
Flora Growth Corp. (a)	9,900	(2,253)
Fresh Vine Wine, Inc. (a)	200	(196)
General Mills, Inc.	3,600	(301,860)
Greenlane Holdings, Inc., Class A (a)	10	(3)
Hain Celestial Group, Inc. (a)	400	(6,472)
Herbalife Nutrition Ltd. (a)	6,400	(95,232)
HEXO Corp. (a)	11,822	(11,939)
IM Cannabis Corp. (a)	370	(366)
Ingredion, Inc.	1,000	(97,930)
J & J Snack Foods Corp.	500	(74,855)
John B Sanfilippo & Son, Inc.	100	(8,132)
Keurig Dr. Pepper, Inc.	1,100	(39,226)
Krispy Kreme, Inc.	11,900	(122,808)
Lancaster Colony Corp.	200	(39,460)
Leafly Holdings, Inc. (a)	1,500	(978)
McCormick & Co., Inc.	1,700	(140,913)
Monster Beverage Corp. (a)	16,100	(1,634,633)
National Beverage Corp. (a)	1,000	(46,530)
Nu Skin Enterprises, Inc., Class A	2,000	(84,320)
Organigram Holdings, Inc. (a)	30,596	(24,477)
Pilgrim’s Pride Corp. (a)	9,900	(234,927)
Post Holdings, Inc. (a)	2,700	(243,702)
Reed’s, Inc. (a)	3,900	(272)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
RiceBran Technologies (a)	380	$(289)
S&W Seed Co. (a)	100	(149)
Seneca Foods Corp., Class A (a)	100	(6,095)
Simply Good Foods Co. (The) (a)	2,600	(98,878)
Smart For Life, Inc. (a)	2,400	(564)
Spectrum Brands Holdings, Inc.	5,000	(304,600)
Stryve Foods, Inc., Class A (a)	2,000	(1,457)
Tilray Brands, Inc., Class 2 (a)	244,500	(657,705)
TreeHouse Foods, Inc. (a)	2,500	(123,450)
Universal Corp.	200	(10,562)
Upexi, Inc. (a)	700	(2,100)
Utz Brands, Inc.	6,100	(96,746)
Village Farms International, Inc. (a)	1,200	(1,608)
Vintage Wine Estates, Inc. (a)	1,700	(5,542)
Vita Coco Co., Inc. (The) (a)	4,000	(55,280)
Whole Earth Brands, Inc. (a)	2,900	(11,803)
Zevia PBC, Class A (a)	3,200	(13,088)

		(11,229,683)

Distributors - Consumer Staples — (0.0)%
Kaival Brands Innovations Group, Inc. (a)	3,000	(2,692)

Financial Services — (0.8)%
AG Mortgage Investment Trust, Inc.	3,100	(16,461)
AGNC Investment Corp.	130,300	(1,348,605)
Ally Financial, Inc.	100	(2,445)
Altisource Portfolio Solutions SA (a)	800	(7,568)
Amerant Bancorp, Inc.	5,443	(146,090)
American Express Co.	16,473	(2,433,886)
Ameriprise Financial, Inc.	200	(62,274)
Annaly Capital Management, Inc.	181,950	(3,835,506)
Apollo Commercial Real Estate Finance, Inc.	800	(8,608)
Apollo Global Management, Inc.	38,900	(2,481,431)
Applied Blockchain, Inc. (a)	13,000	(23,920)
Arbor Realty Trust, Inc.	30,400	(400,976)
Ares Management Corp., Class A	2,800	(191,632)
ARMOUR Residential REIT, Inc.	14,200	(79,946)
Artisan Partners Asset Management, Inc., Class A	2,900	(86,130)
BitNile Holdings, Inc. (a)	101,600	(12,446)
BlackRock, Inc.	4,625	(3,277,414)
Blackstone Mortgage Trust, Inc., Class A	10,700	(226,519)
Blue Owl Capital, Inc.	24,600	(260,760)
Bread Financial Holdings, Inc.	6,500	(244,790)
Broadmark Realty Capital, Inc.	1,300	(4,628)
Brookfield Corp., Class A	68,167	(2,144,534)
Burford Capital Ltd.	800	(6,520)
Cannae Holdings, Inc. (a)	2,000	(41,300)
Capital One Financial Corp.	30,678	(2,851,827)
Carlyle Group, Inc.	2,400	(71,616)
Chimera Investment Corp.	23,500	(129,250)
Cohen & Co., Inc.	100	(834)
Columbia Financial, Inc. (a)	200	(4,324)
Compass Diversified Holdings	1,100	(20,053)
Curo Group Holdings Corp.	200	(710)
Dave, Inc. (a)	22,400	(6,496)
Discover Financial Services	10,078	(985,931)
Doma Holdings, Inc. (a)	15,100	(6,839)
Dynex Capital, Inc.	7,300	(92,856)
Ecoark Holdings, Inc. (a)	200	(46)
Ellington Financial, Inc.	9,800	(121,226)
Encore Capital Group, Inc. (a)	1,300	(62,322)
Enova International, Inc (a)	35,540	(1,363,670)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Federal Agricultural Mortgage Corp., Class C	200	$(22,542)
Fidelity National Financial, Inc.	1,400	(52,668)
Finance Of America Cos., Inc., Class A (a)	3,700	(4,699)
Flywire Corp. (a)	11,008	(269,366)
Forge Global Holdings, Inc. (a)	14,200	(24,566)
Franklin BSP Realty Trust, Inc.	5,900	(76,110)
FTAI Infrastructure, Inc.	1,400	(4,130)
Goldman Sachs Group, Inc.	4,772	(1,638,609)
Granite Point Mortgage Trust, Inc.	200	(1,072)
Greenpro Capital Corp. (a)	976	(1,054)
Home Point Capital, Inc.	500	(685)
Interactive Brokers Group, Inc., Class A	7,261	(525,333)
Invesco Mortgage Capital, Inc.	7,620	(97,003)
KKR & Co., Inc.	57,500	(2,669,150)
LendingClub Corp. (a)	152,721	(1,343,945)
loanDepot, Inc., Class A	9,700	(16,005)
LPL Financial Holdings, Inc.	3,800	(821,446)
MFA Financial, Inc.	5,325	(52,451)
Moelis & Co., Class A	4,000	(153,480)
Mogo, Inc. (a)	3,900	(2,064)
Morgan Stanley	4,400	(374,088)
Mr. Cooper Group, Inc. (a)	6,800	(272,884)
Nelnet, Inc., Class A	600	(54,450)
NerdWallet, Inc., Class A (a)	3,200	(30,720)
New York Mortgage Trust, Inc.	45,500	(116,480)
OMNIQ Corp. (a)	100	(455)
OneMain Holdings, Inc.	9,200	(306,452)
OppFi, Inc. (a)	1,700	(3,485)
Orchid Island Capital, Inc.	3,280	(34,440)
P10, Inc., Class A	2,000	(21,340)
Patria Investments Ltd., Class A	2,400	(33,432)
PennyMac Financial Services, Inc.	6,600	(373,956)
PennyMac Mortgage Investment Trust	22,900	(283,731)
Perella Weinberg Partners	2,600	(25,480)
Performant Financial Corp. (a)	1,200	(4,332)
Raymond James Financial, Inc.	2,600	(277,810)
Ready Capital Corp.	22,900	(255,106)
Redwood Trust, Inc.	19,200	(129,792)
Regional Management Corp.	18,656	(523,861)
Rithm Capital Corp.	9,000	(73,530)
Robinhood Markets, Inc., Class A (a)	121,400	(988,196)
Sculptor Capital Management, Inc.	1,100	(9,526)
SEI Investments Co.	5,500	(320,650)
SLM Corp.	1,500	(24,900)
SLR Investment Corp.	21	(292)
SoFi Technologies, Inc. (a)	371,100	(1,710,771)
Starwood Property Trust, Inc.	14,100	(258,453)
StepStone Group, Inc., Class A	900	(22,662)
Sunlight Financial Holdings, Inc. (a)	10,000	(12,900)
Two Harbors Investment Corp.	14,350	(226,299)
US Global Investors, Inc., Class A	600	(1,734)
UWM Holdings Corp.	12,300	(40,713)
Walker & Dunlop, Inc.	700	(54,936)
Western Asset Mortgage Capital Corp.	250	(2,277)

		(37,708,900)

Financials — (0.0)%
Cathay General Bancorp	3,450	(140,726)

Health Care — (0.9)%
180 Life Sciences Corp. (a)	25	(85)
2seventy bio, Inc. (a)	5,400	(50,598)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aadi Bioscience, Inc. (a)	600	$(7,698)
Abeona Therapeutics, Inc. (a)	3,028	(9,326)
Acasti Pharma, Inc. (a)	25	(13)
AcelRx Pharmaceuticals, Inc. (a)	1,070	(2,418)
Acer Therapeutics, Inc. (a)	1,400	(3,514)
Aclarion, Inc. (a)	800	(476)
Aclaris Therapeutics, Inc. (a)	300	(4,725)
Acurx Pharmaceuticals, Inc. (a)	300	(1,194)
Acutus Medical, Inc. (a)	7,000	(8,050)
Adamis Pharmaceuticals Corp. (a)	15,300	(2,590)
AdaptHealth Corp. (a)	12,500	(240,250)
Adaptimmune Therapeutics plc, ADR (a)	7,300	(10,658)
Adial Pharmaceuticals, Inc. (a)	1,700	(362)
Aditxt, Inc. (a)	20	(23)
Aerovate Therapeutics, Inc. (a)	200	(5,860)
Aeterna Zentaris, Inc. (a)	248	(794)
Agenus, Inc. (a)	22,800	(54,720)
AgeX Therapeutics, Inc. (a)	1,000	(552)
Agiliti, Inc. (a)	3,000	(48,930)
agilon health, Inc. (a)	33,100	(534,234)
Agios Pharmaceuticals, Inc. (a)	3,200	(89,856)
Akebia Therapeutics, Inc. (a)	34,500	(19,907)
Akoya Biosciences, Inc. (a)	900	(8,613)
Allakos, Inc. (a)	500	(4,210)
Alpha Pro Tech Ltd. (a)	400	(1,608)
Alpha Teknova, Inc. (a)	500	(2,820)
Alzamend Neuro, Inc. (a)	6,400	(3,615)
American Well Corp., Class A (a)	700	(1,981)
Amgen, Inc.	10,390	(2,728,830)
Amylyx Pharmaceuticals, Inc. (a)	10,400	(384,280)
Apellis Pharmaceuticals, Inc. (a)	1,700	(87,907)
Aptevo Therapeutics, Inc. (a)	100	(232)
Apyx Medical Corp. (a)	2,500	(5,850)
Aquestive Therapeutics, Inc. (a)	7,200	(6,495)
Arbutus Biopharma Corp. (a)	2,100	(4,893)
Arcturus Therapeutics Holdings, Inc. (a)	2,500	(42,400)
Ardelyx, Inc. (a)	23,300	(66,405)
Aridis Pharmaceuticals, Inc. (a)	400	(472)
Asensus Surgical, Inc. (a)	19,530	(6,779)
Assembly Biosciences, Inc. (a)	400	(520)
Atara Biotherapeutics, Inc. (a)	500	(1,640)
Atea Pharmaceuticals, Inc. (a)	2,600	(12,506)
Athenex, Inc. (a)	22,100	(3,260)
ATI Physical Therapy, Inc. (a)	14,500	(4,423)
Atossa Therapeutics, Inc. (a)	3,700	(1,955)
Atreca, Inc., Class A (a)	2,500	(2,001)
Aura Biosciences, Inc. (a)	100	(1,050)
Avalon GloboCare Corp. (a)	1,700	(884)
Aveanna Healthcare Holdings, Inc. (a)	4,100	(3,198)
Avinger, Inc. (a)	1,297	(1,401)
Axsome Therapeutics, Inc. (a)	500	(38,565)
Aytu BioPharma, Inc. (a)	7,824	(1,479)
Azenta, Inc. (a)	6,000	(349,320)
Bausch + Lomb Corp. (a)	7,100	(110,121)
Bausch Health Cos., Inc. (a)	15,000	(94,200)
Bellerophon Therapeutics, Inc. (a)	100	(90)
Bellicum Pharmaceuticals, Inc. (a)	570	(410)
Better Choice Co., Inc. (a)	400	(216)
Beyondspring, Inc. (a)	3,100	(5,828)
Bio-Path Holdings, Inc. (a)	300	(453)
BioCardia, Inc. (a)	400	(836)
Biocept, Inc. (a)	1,310	(694)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Biofrontera, Inc. (a)	2,500	$(2,292)
Biohaven Ltd. (a)	2,500	(34,700)
Biolase, Inc. (a)	676	(439)
BioLife Solutions, Inc. (a)	1,200	(21,840)
Biomerica, Inc. (a)	900	(3,015)
BioNano Genomics, Inc. (a)	112,200	(163,812)
Biora Therapeutics, Inc. (a)	28,300	(3,727)
BioSig Technologies, Inc. (a)	4,500	(1,890)
Biotricity, Inc. (a)	1,500	(676)
Bioventus, Inc., Class A (a)	2,000	(5,220)
Bluebird Bio, Inc. (a)	6,900	(47,748)
Bluejay Diagnostics, Inc. (a)	900	(302)
Brainstorm Cell Therapeutics, Inc. (a)	800	(1,312)
BriaCell Therapeutics Corp. (a)	5,000	(21,850)
Bright Health Group, Inc. (a)	3,100	(2,015)
Butterfly Network, Inc. (a)	13,400	(32,964)
Cabaletta Bio, Inc. (a)	1,000	(9,250)
Calithera Biosciences, Inc. (a)	250	(815)
Capricor Therapeutics, Inc. (a)	1,800	(6,948)
CareMax, Inc. (a)	5,500	(20,075)
Caribou Biosciences, Inc. (a)	300	(1,884)
CASI Pharmaceuticals, Inc. (a)	930	(1,627)
Cassava Sciences, Inc. (a)	1,400	(41,356)
Catalent, Inc. (a)	11,000	(495,110)
Catalyst Biosciences, Inc.	4,700	(2,479)
cbdMD, Inc. (a)	4,600	(1,044)
CEL-SCI Corp. (a)	2,900	(6,815)
Centene Corp. (a)	12,000	(984,120)
Centessa Pharmaceuticals plc, ADR (a)	2,200	(6,820)
Century Therapeutics, Inc. (a)	900	(4,617)
Cerevel Therapeutics Holdings, Inc. (a)	1,900	(59,926)
Cerus Corp. (a)	2,800	(10,220)
Check Cap Ltd. (a)	490	(1,078)
Checkpoint Therapeutics, Inc.	20	(102)
Chembio Diagnostics, Inc. (a)	9,700	(2,131)
Cigna Corp.	100	(33,134)
Citius Pharmaceuticals, Inc. (a)	13,500	(10,665)
ClearPoint Neuro, Inc. (a)	700	(5,929)
Clover Health Investments Corp. (a)	3,800	(3,532)
Co-Diagnostics, Inc. (a)	5,000	(12,600)
Codex DNA, Inc. (a)	900	(1,125)
Cue Health, Inc. (a)	8,100	(16,767)
Cytek Biosciences, Inc. (a)	100	(1,021)
Dare Bioscience, Inc. (a)	7,600	(6,308)
Day One Biopharmaceuticals, Inc. (a)	400	(8,608)
Decibel Therapeutics, Inc. (a)	300	(615)
DENTSPLY SIRONA, Inc.	100	(3,184)
Design Therapeutics, Inc. (a)	1,500	(15,390)
DICE Therapeutics, Inc. (a)	3,000	(93,600)
Disc Medicine, Inc.	130	(2,586)
DocGo, Inc. (a)	300	(2,121)
Dyadic International, Inc. (a)	800	(984)
Eagle Pharmaceuticals, Inc. (a)	1,300	(37,999)
Eargo, Inc. (a)	11,400	(6,555)
Edesa Biotech, Inc. (a)	100	(216)
Edgewise Therapeutics, Inc. (a)	800	(7,152)
Eliem Therapeutics, Inc. (a)	200	(716)
Embecta Corp.	6,700	(169,443)
Encompass Health Corp.	7,100	(424,651)
ENDRA Life Sciences, Inc. (a)	345	(1,404)
Ensysce Biosciences, Inc. (a)	35	(26)
Entrada Therapeutics, Inc. (a)	400	(5,408)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Enzo Biochem, Inc. (a)	400	$(572)
EQRx, Inc. (a)	41,800	(102,828)
Eton Pharmaceuticals, Inc. (a)	1,800	(5,040)
Exact Sciences Corp. (a)	1,200	(59,412)
F-star Therapeutics, Inc. (a)	2,800	(17,696)
First Wave BioPharma, Inc. (a)	42	(37)
Foghorn Therapeutics, Inc. (a)	800	(5,104)
Fortress Biotech, Inc. (a)	4,900	(3,210)
Frequency Therapeutics, Inc. (a)	2,300	(8,855)
Fresh Tracks Therapeutics, Inc. (a)	1,006	(1,469)
Fulgent Genetics, Inc. (a)	3,600	(107,208)
Galectin Therapeutics, Inc. (a)	1,000	(1,130)
GBS, Inc. (a)	1,300	(260)
Genprex, Inc. (a)	2,500	(3,625)
Geron Corp. (a)	18,100	(43,802)
Ginkgo Bioworks Holdings, Inc. (a)	189,800	(320,762)
Greenwich Lifesciences, Inc. (a)	700	(10,640)
GT Biopharma, Inc. (a)	1,600	(1,431)
Guardion Health Sciences, Inc. (a)	16,300	(2,365)
Harpoon Therapeutics, Inc. (a)	9,600	(6,967)
HCA Healthcare, Inc.	3,500	(839,860)
Henry Schein, Inc. (a)	3,600	(287,532)
Hepion Pharmaceuticals, Inc. (a)	3,700	(1,110)
Heron Therapeutics, Inc. (a)	9,500	(23,750)
HilleVax, Inc. (a)	600	(10,038)
Homology Medicines, Inc. (a)	2,500	(3,150)
Hookipa Pharma, Inc. (a)	3,000	(2,430)
Horizon Therapeutics plc (a)	2,600	(295,880)
HTG Molecular Diagnostics, Inc. (a)	2	(8)
Humacyte, Inc. (a)	2,200	(4,642)
Humanigen, Inc. (a)	26,800	(3,216)
iBio, Inc. (a)	1,112	(494)
Icosavax, Inc. (a)	1,100	(8,734)
Idera Pharmaceuticals, Inc. (a)	2,300	(805)
IDEXX Laboratories, Inc. (a)	400	(163,184)
Ikena Oncology, Inc. (a)	800	(2,128)
Imago Biosciences, Inc. (a)	1,300	(46,735)
ImmunityBio, Inc. (a)	28,500	(144,495)
ImmunoPrecise Antibodies Ltd. (a)	300	(1,590)
Inari Medical, Inc. (a)	400	(25,424)
Inmune Bio, Inc. (a)	1,100	(6,974)
Innovage Holding Corp. (a)	900	(6,462)
Inotiv, Inc. (a)	700	(3,458)
Inspire Medical Systems, Inc. (a)	1,300	(327,444)
Insulet Corp. (a)	4,800	(1,413,072)
Intra-Cellular Therapies, Inc. (a)	900	(47,628)
Intuitive Surgical, Inc. (a)	3,300	(875,655)
Invitae Corp. (a)	32,200	(59,892)
Invivyd, Inc. (a)	7,200	(10,800)
INVO BioScience, Inc. (a)	400	(174)
iRhythm Technologies, Inc. (a)	3,600	(337,212)
IsoPlexis Corp. (a)	1,100	(1,705)
iTeos Therapeutics, Inc. (a)	900	(17,577)
Iterum Therapeutics plc (a)	1,513	(1,271)
Jaguar Health, Inc. (a)	52,766	(4,585)
Janux Therapeutics, Inc. (a)	600	(7,902)
Jupiter Wellness, Inc. (a)	2,600	(1,950)
Kala Pharmaceuticals, Inc. (a)	48	(1,831)
KemPharm, Inc. (a)	3,400	(15,606)
Kineta, Inc.	71	(451)
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,700	(25,466)
Kinnate Biopharma, Inc. (a)	400	(2,440)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kiora Pharmaceuticals, Inc. (a)	40	$(137)
KORU Medical Systems, Inc. (a)	400	(1,428)
Krystal Biotech, Inc. (a)	1,700	(134,674)
Laboratory Corp. of America Holdings	800	(188,384)
Landec Corp. (a)	100	(648)
Legend Biotech Corp., ADR (a)	4,800	(239,616)
Lexaria Bioscience Corp. (a)	300	(735)
Lexicon Pharmaceuticals, Inc. (a)	3,400	(6,494)
LianBio, ADR(a)	3,700	(6,068)
LifeStance Health Group, Inc. (a)	11,500	(56,810)
Liminal BioSciences, Inc. (a)	1,400	(462)
Lisata Therapeutics, Inc. (a)	300	(747)
Longboard Pharmaceuticals, Inc. (a)	100	(316)
Longeveron, Inc. (a)	2,100	(6,762)
Lucid Diagnostics, Inc. (a)	1,600	(2,176)
Lyell Immunopharma, Inc. (a)	3,600	(12,492)
MAIA Biotechnology, Inc. (a)	200	(702)
Marker Therapeutics, Inc. (a)	900	(237)
Marpai, Inc., Class A (a)	700	(504)
Matinas BioPharma Holdings, Inc. (a)	7,000	(3,500)
MaxCyte, Inc. (a)	200	(1,092)
MediciNova, Inc. (a)	400	(820)
Merck & Co., Inc. (b)	62,500	(6,934,375)
Metacrine, Inc. (a)	6,200	(2,777)
Microbot Medical, Inc. (a)	200	(602)
Milestone Scientific, Inc. (a)	1,600	(768)
Mind Medicine MindMed, Inc. (a)	2,206	(4,853)
Minerva Neurosciences, Inc. (a)	37	(59)
MiNK Therapeutics, Inc. (a)	400	(1,032)
Mirati Therapeutics, Inc. (a)	100	(4,531)
Moderna, Inc. (a)	61,300	(11,010,706)
ModivCare, Inc. (a)	500	(44,865)
Monte Rosa Therapeutics, Inc. (a)	2,100	(15,981)
Motus GI Holdings, Inc. (a)	30	(25)
MyMD Pharmaceuticals, Inc. (a)	500	(575)
Myriad Genetics, Inc. (a)	4,900	(71,099)
Nabriva Therapeutics plc (a)	176	(324)
Nautilus Biotechnology, Inc. (a)	3,600	(6,480)
Nemaura Medical, Inc. (a)	200	(340)
Neovasc, Inc. (a)	116	(1,800)
Neurobo Pharmaceuticals, Inc. (a),(d)	92	(29)
Novavax, Inc. (a)	27,500	(282,700)
NRX Pharmaceuticals, Inc. (a)	6,600	(7,326)
Nuvalent, Inc., Class A (a)	1,600	(47,648)
Oak Street Health, Inc. (a)	4,900	(105,399)
Ocugen, Inc. (a)	74,800	(97,240)
Omega Therapeutics, Inc. (a)	400	(2,284)
OmniAb, Inc. (a)	400	(1,440)
Oncocyte Corp. (a)	6,100	(1,957)
Oncology Institute, Inc. (The) (a)	200	(330)
Ontrak, Inc. (a)	900	(331)
OpGen, Inc. (a)	12,000	(1,692)
Optinose, Inc. (a)	1,800	(3,330)
Oragenics, Inc. (a)	7,300	(767)
Organon & Co.	10,700	(298,851)
Orgenesis, Inc. (a)	600	(1,170)
OrthoPediatrics Corp. (a)	900	(35,757)
Ovid therapeutics, Inc. (a)	2,200	(4,092)
Owens & Minor, Inc. (a)	8,300	(162,099)
Owlet, Inc. (a)	2,900	(1,621)
P3 Health Partners, Inc. (a)	100	(184)
Pacific Biosciences of California, Inc. (a)	7,600	(62,168)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Palatin Technologies, Inc. (a)	576	$(1,475)
Paragon 28, Inc. (a)	1,900	(36,309)
Pardes Biosciences, Inc. (a)	3,000	(5,070)
Patterson Cos., Inc.	600	(16,818)
PAVmed, Inc. (a)	17,400	(8,352)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	1,700	(25,262)
Penumbra, Inc. (a)	3,800	(845,348)
PerkinElmer, Inc.	1,700	(238,374)
Petros Pharmaceuticals, Inc. (a)	190	(443)
PharmaCyte Biotech, Inc. (a)	1,500	(4,380)
Pluri, Inc. (a)	2,000	(1,880)
PolarityTE, Inc. (a)	16	(10)
Poseida Therapeutics, Inc. (a)	2,700	(14,310)
Precision BioSciences, Inc. (a)	600	(714)
PROCEPT BioRobotics Corp. (a)	100	(4,154)
Protalix BioTherapeutics, Inc. (a)	900	(1,233)
Quantum-Si, Inc. (a)	10,000	(18,300)
Quest Diagnostics, Inc.	400	(62,576)
QuidelOrtho Corp. (a)	2,956	(253,241)
Quotient Ltd. (a)	1,355	(515)
RA Medical Systems, Inc. (a)	8	(47)
Rallybio Corp. (a)	200	(1,314)
Rapid Micro Biosystems, Inc., Class A (a)	400	(452)
Recursion Pharmaceuticals, Inc., Class A (a)	3,500	(26,985)
Regulus Therapeutics, Inc. (a)	300	(411)
RenovoRx, Inc. (a)	100	(235)
Repligen Corp. (a)	400	(67,724)
Retractable Technologies, Inc. (a)	1,300	(2,132)
Rhythm Pharmaceuticals, Inc. (a)	1,000	(29,120)
Rockwell Medical, Inc. (a)	1,036	(1,052)
Rubius Therapeutics, Inc. (a)	2,894	(498)
SAB Biotherapeutics, Inc. (a)	900	(531)
Sanara Medtech, Inc. (a)	100	(4,550)
Scholar Rock Holding Corp. (a)	1,700	(15,385)
SCYNEXIS, Inc. (a)	2,400	(3,744)
Seagen, Inc. (a)	1,500	(192,765)
Seelos Therapeutics, Inc. (a)	900	(611)
Seer, Inc. (a)	4,000	(23,200)
Select Medical Holdings Corp.	900	(22,347)
SELLAS Life Sciences Group, Inc. (a)	967	(2,282)
Sema4 Holdings Corp. (a)	4,300	(1,134)
Senseonics Holdings, Inc. (a)	90,900	(93,627)
Sesen Bio, Inc. (a)	27,468	(16,742)
Sientra, Inc. (a)	300	(61)
Signify Health, Inc., Class A (a)	19,300	(553,138)
SmileDirectClub, Inc. (a)	44,400	(15,638)
SNDL, Inc. (a)	91,940	(192,155)
Societal CDMO, Inc. (a)	500	(745)
Soleno Therapeutics, Inc. (a)	14	(28)
Soligenix, Inc. (a)	2,200	(994)
Sonendo, Inc. (a)	3,800	(10,754)
Sorrento Therapeutics, Inc. (a)	79,100	(70,083)
Spectrum Pharmaceuticals, Inc. (a)	35,200	(12,971)
Spero Therapeutics, Inc. (a)	10,100	(17,473)
SQZ Biotechnologies Co. (a)	100	(74)
Standard BioTools, Inc (a)	6,500	(7,605)
Stryker Corp.	3,000	(733,470)
Surface Oncology, Inc. (a)	300	(246)
Surgalign Holdings, Inc. (a)	140	(274)
Synaptogenix, Inc. (a)	1,000	(1,160)
Synthetic Biologics, Inc. (a)	150	(68)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Syros Pharmaceuticals, Inc. (a)	260	$(933)
T2 Biosystems, Inc. (a)	2,748	(3,902)
Tango Therapeutics, Inc. (a)	2,700	(19,575)
Taro Pharmaceutical Industries Ltd. (a)	100	(2,904)
Taysha Gene Therapies, Inc. (a)	1,300	(2,938)
Tempest Therapeutics, Inc. (a)	400	(464)
Tenaya Therapeutics, Inc. (a)	600	(1,206)
Tenet Healthcare Corp. (a)	8,400	(409,836)
TFF Pharmaceuticals, Inc. (a)	1,500	(1,575)
TherapeuticsMD, Inc. (a)	2,330	(13,025)
Thermo Fisher Scientific, Inc.	100	(55,069)
Thorne HealthTech, Inc. (a)	800	(2,904)
Titan Medical, Inc. (a)	3,200	(2,114)
Titan Pharmaceuticals, Inc. (a)	800	(626)
Tivic Health Systems, Inc. (a)	1,000	(680)
Tonix Pharmaceuticals Holding Corp. (a)	500	(195)
Treace Medical Concepts, Inc., Class C (a)	2,000	(45,980)
Tyra Biosciences, Inc. (a)	700	(5,320)
Unicycive Therapeutics, Inc. (a)	600	(322)
UNITY Biotechnology, Inc. (a)	5,510	(15,097)
Universal Health Services, Inc., Class B	800	(112,712)
UpHealth, Inc. (a)	530	(864)
UroGen Pharma Ltd. (a)	900	(7,983)
Vaccinex, Inc. (a)	1,600	(1,054)
Vallon Pharmaceuticals, Inc. (a)	124	(35)
Vaxxinity, Inc., Class A (a)	600	(840)
VBI Vaccines, Inc. (a)	5,000	(1,955)
Veracyte, Inc. (a)	3,900	(92,547)
Veru, Inc. (a)	32,200	(170,016)
Vicarious Surgical, Inc. (a)	2,100	(4,242)
Vir Biotechnology, Inc. (a)	12,000	(303,720)
Virpax Pharmaceuticals, Inc. (a)	900	(560)
Vivani Medical, Inc. (a)	1,166	(991)
Vivos Therapeutics, Inc. (a)	500	(201)
VolitionRX Ltd. (a)	900	(2,187)
Vor BioPharma, Inc. (a)	1,300	(8,645)
Voyager Therapeutics, Inc. (a)	2,500	(15,250)
vTv Therapeutics, Inc., Class A (a)	1,700	(1,109)
Vyant Bio, Inc. (a)	100	(70)
VYNE Therapeutics, Inc. (a)	5,000	(750)
WaVe Life Sciences Ltd. (a)	600	(4,200)
X4 Pharmaceuticals, Inc. (a)	1,900	(1,887)
Xtant Medical Holdings, Inc. (a)	500	(330)
Zentalis Pharmaceuticals, Inc. (a)	100	(2,014)
Zimvie, Inc. (a)	2,300	(21,482)
Zivo Bioscience, Inc. (a)	200	(490)
Zomedica Corp. (a)	213,500	(34,801)
Zynex, Inc.	1,100	(15,301)

		(38,647,420)

Health Care Facilities & Services — (0.0)%
Cano Health, Inc. (a)	34,900	(47,813)

Industrial Products — (0.4)%
Acuity Brands, Inc.	700	(115,927)
Advanced Energy Industries, Inc.	600	(51,468)
AeroVironment, Inc. (a)	700	(59,962)
AEye, Inc. (a)	9,500	(4,566)
AgEagle Aerial Systems, Inc. (a)	18,400	(6,440)
Alpine 4 Holdings, Inc. (a)	15,700	(8,299)
American Rebel Holdings, Inc. (a)	400	(77)
AMMO, Inc. (a)	27,900	(48,267)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Astec Industries, Inc.	400	$(16,264)
Atkore, Inc. (a)	4,400	(499,048)
Berkshire Grey, Inc. (a)	7,500	(4,529)
Blink Charging Co. (a)	7,100	(77,887)
Blue Bird Corp. (a)	1,000	(10,710)
Byrna Technologies, Inc. (a)	1,700	(13,328)
CAE, Inc. (a)	4,300	(83,162)
Carrier Global Corp.	200	(8,250)
Cemtrex, Inc. (a)	400	(52)
ChargePoint Holdings, Inc. (a)	1,600	(15,248)
CIRCOR International, Inc. (a)	100	(2,396)
Deere & Co.	8,700	(3,730,212)
Eastman Kodak Co. (a)	6,600	(20,130)
Energous Corp. (a)	6,600	(5,518)
Evolv Technologies Holdings, Inc. (a)	10,800	(27,972)
FreightCar America, Inc. (a)	1,400	(4,480)
Fuel Tech, Inc. (a)	1,300	(1,651)
General Electric Co.	14,900	(1,248,471)
GrafTech International Ltd.	3,500	(16,660)
GreenPower Motor Co., Inc. (a)	500	(865)
Hillenbrand, Inc.	1,200	(51,204)
Hillman Solutions Corp. (a)	11,400	(82,194)
Hyzon Motors, Inc. (a)	18,800	(29,140)
Ichor Holdings Ltd. (a)	200	(5,364)
Ideal Power, Inc. (a)	400	(4,248)
Ingersoll Rand, Inc.	50,552	(2,641,342)
ITT, Inc.	500	(40,550)
Joby Aviation, Inc. (a)	300	(1,005)
John Bean Technologies Corp.	300	(27,399)
Kelso Technologies, Inc. (a)	2,072	(621)
Knightscope, Inc., Class A (a)	5,600	(10,584)
L3Harris Technologies, Inc.	14,200	(2,956,582)
Lion Electric Co. (The) (a)	4,200	(9,408)
Mirion Technologies, Inc. (a)	19,600	(129,556)
Momentus, Inc. (a)	7,700	(6,005)
National Instruments Corp.	1,700	(62,730)
Nikola Corp. (a)	1,000	(2,160)
Northrop Grumman Corp.	3,700	(2,018,757)
Novanta, Inc. (a)	1,500	(203,805)
NuScale Power Corp. (a)	100	(1,026)
Proterra, Inc. (a)	18,900	(71,253)
Raytheon Technologies Corp.	21,800	(2,200,056)
RBC Bearings, Inc. (a)	400	(83,740)
Redwire Corp. (a)	3,400	(6,732)
Regal Beloit Corp.	1,500	(179,970)
Research Frontiers, Inc. (a)	600	(1,152)
Rocket Lab USA, Inc. (a)	4,200	(15,834)
SKYX Platforms Corp. (a)	1,500	(3,780)
SmartRent, Inc. (a)	10,700	(26,001)
Spruce Power Holding Corp. (a)	11,000	(10,110)
Stoneridge, Inc. (a)	300	(6,468)
Sypris Solutions, Inc. (a)	300	(606)
TAT Technologies Ltd. (a)	100	(540)
Teledyne Technologies, Inc. (a)	900	(359,919)
Toro Co.	400	(45,280)
Transphorm, Inc. (a)	100	(544)
Trinity Industries, Inc.	1,900	(56,183)
Universal Security Instruments, Inc. (a)	100	(203)
Urban-Gro, Inc. (a)	1,000	(2,720)
Vertiv Holdings Co.	54,400	(743,104)
VirTra, Inc. (a)	200	(936)
Vontier Corp.	5,000	(96,650)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	200	$(19,962)
Wrap Technologies, Inc. (a)	2,100	(3,549)
Xometry, Inc., Class A (a)	7,100	(228,833)
Xos, Inc. (a)	5,400	(2,392)
Zurn Elkay Water Solutions Corp.	200	(4,230)

		(18,536,266)

Industrial Services — (0.3)%
ABM Industries, Inc.	100	(4,442)
ADT, Inc.	100	(907)
Alaska Air Group, Inc. (a)	16,400	(704,216)
Alight, Inc., Class A (a)	35,200	(294,272)
AMN Healthcare Services, Inc. (a)	600	(61,692)
API Group Corp. (a)	8,200	(154,242)
Aramark	4,200	(173,628)
Arcosa, Inc.	2,300	(124,982)
Canadian National Railway Co.	3,100	(368,528)
Canadian Pacific Railway Ltd.	37,930	(2,829,199)
Centrus Energy Corp., Class A (a)	1,900	(61,712)
CH Robinson Worldwide, Inc.	600	(54,936)
ClearSign Technologies Corp. (a)	100	(54)
Core & Main, Inc., Class A (a)	4,300	(83,033)
Cross Country Healthcare, Inc. (a)	1,400	(37,198)
Deluxe Corp.	700	(11,886)
Denison Mines Corp. (a)	150,200	(172,730)
Expeditors International of Washington, Inc.	600	(62,352)
Ferguson plc	7,100	(901,487)
frontdoor, Inc. (a)	1,700	(35,360)
GFL Environmental, Inc.	5,500	(160,765)
H&R Block, Inc.	14,600	(533,046)
JB Hunt Transport Services, Inc.	1,800	(313,848)
Knight-Swift Transportation Holdings, Inc.	500	(26,205)
Landstar System, Inc.	1,300	(211,770)
Latham Group, Inc. (a)	8,600	(27,692)
Li-Cycle Holdings Corp. (a)	19,100	(90,916)
MasTec, Inc. (a)	38	(3,242)
Matson, Inc.	4,400	(275,044)
Montrose Environmental Group, Inc. (a)	1,400	(62,146)
NV5 Global, Inc. (a)	300	(39,696)
Old Dominion Freight Line, Inc.	3,500	(993,230)
Orbital Infrastructure Group, Inc. (a)	12,400	(2,443)
PureCycle Technologies, Inc. (a)	200	(1,352)
Quad/Graphics, Inc. (a)	300	(1,224)
Quanta Services, Inc.	14,600	(2,080,500)
R1 RCM, Inc. (a)	3,400	(37,230)
Resideo Technologies, Inc. (a)	100	(1,645)
Ryder System, Inc.	100	(8,357)
Saia, Inc. (a)	3,900	(817,752)
Seanergy Maritime Holdings Corp.	52,100	(25,815)
SkyWest, Inc. (a)	500	(8,255)
Southwest Airlines Co.	12,400	(417,508)
Sovos Brands, Inc. (a)	600	(8,622)
Sterling Check Corp. (a)	2,200	(34,034)
Sun Country Airlines Holdings, Inc. (a)	4,600	(72,956)
Team, Inc. (a)	600	(3,150)
TFI International, Inc.	1,600	(160,384)
TOMI Environmental Solutions, Inc. (a)	300	(148)
TopBuild Corp. (a)	100	(15,649)
United Parcel Service, Inc., Class B	1,500	(260,760)
Vivint Smart Home, Inc. (a)	5,200	(61,880)
WESCO International, Inc. (a)	4,600	(575,920)
Wheels Up Experience, Inc. (a)	4,400	(4,532)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Willdan Group, Inc. (a)	600	$(10,710)
ZipRecruiter, Inc., Class A (a)	100	(1,642)

		(13,486,924)

Insurance — (0.5)%
Aflac, Inc.	5,100	(366,894)
Ambac Financial Group, Inc. (a)	1,000	(17,440)
American International Group, Inc.	34,600	(2,188,104)
Arch Capital Group Ltd. (a)	3,600	(226,008)
Arthur J Gallagher & Co.	9,900	(1,866,546)
Assurant, Inc.	3,300	(412,698)
Atlantic American Corp.	200	(462)
Axis Capital Holdings Ltd.	1,100	(59,587)
Berkshire Hathaway, Inc., Class B (a)	33,500	(10,348,150)
BRP Group, Inc., Class A (a)	1,300	(32,682)
Cincinnati Financial Corp.	2,100	(215,019)
Enstar Group Ltd. (a)	100	(23,104)
Equitable Holdings, Inc.	100	(2,870)
GoHealth, Inc., Class A (a)	1,619	(16,919)
Hagerty, Inc., Class A (a)	1,700	(14,297)
Hippo Holdings, Inc. (a)	2,024	(27,526)
James River Group Holdings Ltd.	200	(4,182)
Kemper Corp.	800	(39,360)
Loews Corp.	300	(17,499)
Manulife Financial Corp.	46,200	(824,208)
Primerica, Inc.	300	(42,546)
Principal Financial Group, Inc.	15,000	(1,258,800)
Prudential Financial, Inc.	5,600	(556,976)
RenaissanceRe Holdings Ltd.	800	(147,384)
Selective Insurance Group, Inc.	300	(26,583)
Sun Life Financial, Inc.	10,600	(492,052)
Travelers Cos., Inc.	100	(18,749)
Willis Towers Watson PLC	4,800	(1,173,984)

		(20,420,629)

Materials — (0.5)%
5E Advanced Materials, Inc. (a)	2,800	(22,064)
A-Mark Precious Metals, Inc.	2,100	(72,933)
Advanced Drainage Systems, Inc.	2,400	(196,728)
Agnico Eagle Mines Ltd.	7,200	(374,328)
Albemarle Corp.	3,800	(824,068)
Algoma Steel Group, Inc.	23,700	(150,258)
Almaden Minerals Ltd., Class B (a)	3,200	(782)
American Resources Corp. (a)	7,800	(10,296)
Americas Gold & Silver Corp. (a)	9,200	(5,228)
Amyris, Inc. (a)	1,791	(2,740)
Arconic Corp. (a)	7,100	(150,236)
Ardagh Metal Packaging SA	30,300	(145,743)
Avino Silver & Gold Mines Ltd. (a)	2,800	(1,904)
Axalta Coating Systems Ltd. (a)	1,400	(35,658)
Ball Corp.	4,000	(204,560)
Cameco Corp.	37,500	(850,125)
Cleveland-Cliffs, Inc. (a)	199,300	(3,210,723)
Commercial Metals Co.	3,100	(149,730)
Corteva, Inc.	4,400	(258,632)
CPS Technologies Corp. (a)	900	(2,421)
Dakota Gold Corp. (a)	1,900	(5,795)
Danimer Scientific, Inc. (a)	22,300	(39,917)
Diversey Holdings Ltd. (a)	7,900	(33,654)
Dow, Inc.	200	(10,078)
EMX Royalty Corp. (a)	1,900	(3,591)
Encore Wire Corp.	2,600	(357,656)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Energy Fuels, Inc. (a)	51,300	$(318,573)
Equinox Gold Corp. (a)	46,100	(151,208)
Freeport-McMoRan, Inc.	45,600	(1,732,800)
Gold Royalty Corp.	2,600	(6,058)
Golden Minerals Co. (a)	4,000	(1,098)
GreenLight Biosciences Holdings PBC (a)	700	(826)
Hecla Mining Co.	7,540	(41,922)
Hycroft Mining Holding Corp. (a)	58,500	(31,128)
International Flavors & Fragrances, Inc.	7,500	(786,300)
International Paper Co.	22,100	(765,323)
International Tower Hill Mines Ltd. (a)	300	(128)
Ivanhoe Electric, Inc. (a)	1,700	(20,655)
Kaiser Aluminum Corp.	600	(45,576)
Largo, Inc. (a)	500	(2,690)
Louisiana-Pacific Corp.	4,800	(284,160)
MAG Silver Corp. (a)	7,100	(110,973)
Mativ Holdings, Inc.	400	(8,360)
Metalla Royalty & Streaming Ltd. (a)	3,500	(17,185)
MP Materials Corp. (a)	900	(21,852)
NexGen Energy Ltd. (a)	3,700	(16,391)
Nouveau Monde Graphite, Inc. (a)	1,100	(4,202)
Nucor Corp.	25,500	(3,361,155)
Nutrien Ltd.	27,000	(1,971,810)
Olin Corp.	12,500	(661,750)
Orla Mining Ltd. (a)	3,100	(12,524)
Packaging Corp. of America	200	(25,582)
Peabody Energy Corp. (a)	51,200	(1,352,704)
Perimeter Solutions SA (a)	4,900	(44,786)
Quaker Chemical Corp.	500	(83,450)
Reliance Steel & Aluminum Co.	1,900	(384,636)
Resolute Forest Products, Inc. (a)	300	(6,477)
Reto Eco-solutions, Inc. (a)	2,213	(929)
Royal Gold, Inc.	3,100	(349,432)
RPM International, Inc.	3,400	(331,330)
Sherwin-Williams Co.	100	(23,733)
SilverCrest Metals, Inc. (a)	21,300	(127,800)
Solitario Zinc Corp. (a)	100	(62)
Southern Copper Corp.	900	(54,351)
SSR Mining, Inc.	11,400	(178,638)
Steel Dynamics, Inc.	17,200	(1,680,440)
Summit Materials, Inc., Class A (a)	705	(20,018)
Taseko Mines Ltd. (a)	1,000	(1,470)
TMC the metals Co., Inc. (a)	200	(154)
UFP Industries, Inc.	2,600	(206,050)
Ur-Energy, Inc. (a)	29,400	(33,810)
Uranium Energy Corp. (a)	145,300	(563,764)
Uranium Royalty Corp. (a)	2,400	(5,688)
View, Inc. (a)	23,500	(22,675)
WD-40 Co.	300	(48,363)
Western Copper & Gold Corp. (a)	800	(1,424)
Westlake Corp.	5,300	(543,462)
Westwater Resources, Inc. (a)	300	(237)
Worthington Industries, Inc.	800	(39,768)

		(23,625,728)

Media — (0.4)%
Activision Blizzard, Inc.	200	(15,310)
AcuityAds Holdings, Inc. (a)	700	(1,085)
AdTheorent Holding Co., Inc. (a)	1,000	(1,660)
Advantage Solutions, Inc. (a)	4,000	(8,320)
AMC Networks, Inc., Class A (a)	800	(12,536)
Arena Group Holdings Inc. (The) (a)	300	(3,183)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Blade Air Mobility, Inc. (a)	6,600	$(23,628)
Boston Omaha Corp., Class A (a)	900	(23,850)
BuzzFeed, Inc. (a)	300	(207)
Cars.com, Inc. (a)	1,700	(23,409)
Chicken Soup For The Soul Entertainment, Inc. (a)	1,100	(5,632)
Cinedigm Corp., Class A (a)	18,700	(7,250)
Cumulus Media, Inc., Class A (a)	300	(1,863)
CuriosityStream, Inc. (a)	2,500	(2,850)
DISH Network Corp., Class A (a)	12,300	(172,692)
Dolphin Entertainment, Inc. (a)	600	(1,086)
Endeavor Group Holdings, Inc., Class A (a)	100	(2,254)
Engine Gaming and Media, Inc. (a)	900	(882)
Enthusiast Gaming Holdings, Inc. (a)	4,100	(2,249)
Entravision Communications Corp., Class A	1,100	(5,280)
EverQuote, Inc., Class A (a)	1,200	(17,688)
EW Scripps Co., Class A (a)	3,500	(46,165)
Focus Universal, Inc. (a)	600	(3,846)
fuboTV, Inc. (a)	78,100	(135,894)
Gannett Co., Inc. (a)	8,100	(16,443)
Gray Television, Inc.	11,900	(133,161)
Groupon, Inc. (a)	8,400	(72,072)
HyreCar, Inc. (a)	5,000	(2,120)
iHeartMedia, Inc., Class A (a)	9,200	(56,396)
Inspirato, Inc. (a)	3,800	(4,522)
Interpublic Group of Cos., Inc. (The)	600	(19,986)
Inuvo, Inc. (a)	6,100	(1,351)
iSpecimen, Inc. (a)	100	(138)
IZEA Worldwide, Inc. (a)	4,600	(2,498)
Liberty Broadband Corp., Class C (a)	18,800	(1,433,876)
Liberty Media Corp-Liberty Formula One, Class A (a)	600	(32,058)
Liberty Media Corp-Liberty SiriusXM, Class C (a)	8,900	(348,257)
Liberty TripAdvisor Holdings, Inc., Class A (a)	2,800	(1,875)
Lions Gate Entertainment Corp., Class A (a)	2,500	(14,275)
LiveOne, Inc. (a)	4,600	(2,960)
Lyft, Inc., Class A (a)	13,723	(151,227)
Marin Software, Inc. (a)	500	(500)
Marqeta, Inc., Class A (a)	79,081	(483,185)
Match Group, Inc. (a)	12,700	(526,923)
MediaAlpha, Inc., Class A (a)	2,500	(24,875)
Mobiquity Technologies, Inc. (a)	1,000	(530)
National CineMedia, Inc.	4,800	(1,056)
Nerdy, Inc. (a)	12,200	(27,450)
Netflix, Inc. (a)	13,700	(4,039,856)
News Corp., Class A	9,400	(171,080)
Nexstar Media Group, Inc.	3,611	(632,033)
Nextdoor Holdings, Inc. (a)	1,500	(3,090)
Opendoor Technologies, Inc. (a)	97,300	(112,868)
Paramount Global, Class B	75,600	(1,276,128)
Playstudios, Inc. (a)	4,000	(15,520)
Playtika Holding Corp. (a)	2,000	(17,020)
QuinStreet, Inc. (a)	500	(7,175)
Recruiter.com Group, Inc. (a)	200	(88)
Remark Holdings, Inc. (a)	2,940	(3,234)
Reservoir Media, Inc. (a)	1,100	(6,567)
RumbleON, Inc., Class B (a)	2,100	(13,587)
Salem Media Group, Inc. (a)	1,300	(1,365)
Scholastic Corp.	1,500	(59,190)
Sinclair Broadcast Group, Inc., Class A	3,700	(57,387)
Skillz, Inc. (a)	4,300	(2,178)
SRAX, Inc. (a)	1,100	(1,683)
Stagwell, Inc. (a)	4,500	(27,945)
Stran & Co., Inc. (a)	1,400	(1,792)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	16,300	$(1,697,319)
Thryv Holdings, Inc. (a)	300	(5,700)
Travelzoo (a)	600	(2,670)
Uber Technologies, Inc. (a)	35,200	(870,496)
Vacasa, Inc., Class A (a)	3,300	(4,158)
Walt Disney Co. (a)	25,300	(2,198,064)
Warner Bros Discovery, Inc. (a)	119,674	(1,134,510)
Warner Music Group Corp., Class A	6,400	(224,128)
Yelp, Inc. (a)	100	(2,734)
Ziff Davis, Inc. (a)	100	(7,910)
Zillow Group, Inc., Class A (a)	1,300	(40,573)
ZW Data Action Technologies, Inc. (a)	200	(92)

		(16,514,693)

Medical Equipment & Devices — (0.0)%
PetVivo Holdings, Inc. (a)	400	(800)

Oil & Gas — (0.5)%
Antero Midstream Corp.	16,400	(176,956)
APA Corp.	100	(4,668)
Archrock, Inc.	900	(8,082)
Aris Water Solution, Inc., Class A	2,100	(30,261)
California Resources Corp.	7,900	(343,729)
Callon Petroleum Co. (a)	11,800	(437,662)
Camber Energy, Inc. (a)	6,731	(13,597)
Chevron Corp.	6,572	(1,179,608)
Civitas Resources, Inc.	100	(5,793)
CNX Resources Corp. (a)	3,400	(57,256)
ConocoPhillips (a)	1,500	(177,000)
Coterra Energy, Inc.	153,600	(3,773,952)
Crescent Energy Co., Class A	6,020	(72,180)
Denbury, Inc. (a)	4,400	(382,888)
Devon Energy Corp.	2,383	(146,578)
Diamond Offshore Drilling, Inc. (a)	5,900	(61,360)
DTE Midstream LLC	6,500	(359,190)
Enbridge, Inc.	59,400	(2,322,540)
Equitrans Midstream Corp.	48,000	(321,600)
Excelerate Energy, Inc., Class A	2,200	(55,110)
Expro Group Holdings NV (a)	9,500	(172,235)
Exxon Mobil Corp.	19,209	(2,118,753)
EzFill Holdings, Inc. (a)	400	(108)
Gulfport Energy Corp. (a)	1,400	(103,096)
Halliburton Co.	300	(11,805)
Hess Corp.	10,300	(1,460,746)
Kinder Morgan, Inc.	300	(5,424)
KLX Energy Services Holdings, Inc. (a)	3,600	(62,316)
Laredo Petroleum, Inc. (a)	6,650	(341,943)
New Fortress Energy, Inc.	300	(12,726)
NOV, Inc.	3,200	(66,848)
Obsidian Energy Ltd. (a)	300	(1,992)
ONEOK, Inc.	26,700	(1,754,190)
Pembina Pipeline Corp.	15,400	(522,830)
Phillips 66	4,000	(416,320)
Range Resources Corp.	200	(5,004)
SandRidge Energy, Inc. (a)	100	(1,703)
Schlumberger NV	10,700	(572,022)
SilverBow Resources, Inc. (a)	600	(16,968)
Southwestern Energy Co. (a)	2,300	(13,455)
Superior Drilling Products, Inc. (a)	700	(643)
Targa Resources Corp.	200	(14,700)
TC Energy Corp.	29,300	(1,167,898)
Tellurian, Inc. (a)	3,600	(6,048)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
US Energy Corp.	500	$(1,150)
VAALCO Energy, Inc.	541	(2,467)
Vermilion Energy, Inc.	100	(1,770)
Vertex Energy, Inc. (a)	29,400	(182,280)
Williams Cos., Inc.	97,300	(3,201,170)

		(22,168,620)

Real Estate — (0.7)%
Acadia Realty Trust	4,000	(57,400)
Alexandria Real Estate Equities, Inc.	8,700	(1,267,329)
Alset, Inc. (a)	370	(851)
American Homes 4 Rent, Class A	500	(15,070)
American Tower Corp.	2,200	(466,092)
Americold Realty Trust, Inc.	28,800	(815,328)
Anywhere Real Estate, Inc. (a)	6,900	(44,091)
Apartment Income REIT Corp.	500	(17,155)
Apple Hospitality REIT, Inc.	200	(3,156)
Ashford Hospitality Trust, Inc. (a)	9,900	(44,253)
Boston Properties, Inc.	9,300	(628,494)
Brandywine Realty Trust	300	(1,845)
CBL & Associates Properties, Inc.	1,000	(23,080)
CBRE Group, Inc., Class A (a)	30,678	(2,360,979)
City Office REIT, Inc.	100	(838)
Colliers International Group, Inc.	200	(18,408)
Compass, Inc., Class A (a)	100	(233)
Corporate Office Properties Trust	2,600	(67,444)
Cousins Properties, Inc.	400	(10,116)
Cushman & Wakefield plc (a)	4,500	(56,070)
DiamondRock Hospitality Co.	12,200	(99,918)
Digital Realty Trust, Inc.	2,600	(260,702)
Douglas Elliman, Inc.	1,900	(7,733)
Douglas Emmett, Inc.	1,200	(18,816)
Easterly Government Properties, Inc.	1,400	(19,978)
Empire State Realty Trust, Inc., Class A	22,800	(153,672)
Fathom Holdings, Inc. (a)	800	(3,400)
Federal Realty Investment Trust	5,100	(515,304)
Five Point Holdings LLC, Class A (a)	100	(233)
Franklin Street Properties Corp.	600	(1,638)
Gladstone Commercial Corp.	100	(1,850)
Global Medical REIT, Inc.	100	(948)
Harbor Custom Development, Inc. (a)	413	(161)
Healthcare Realty Trust, Inc., Class A	57,700	(1,111,879)
Healthpeak Properties, Inc.	1,900	(47,633)
Highwoods Properties, Inc.	2,400	(67,152)
Host Hotels & Resorts, Inc.	162,500	(2,608,125)
Howard Hughes Corp. (The) (a)	2,100	(160,482)
Hudson Pacific Properties, Inc.	4,100	(39,893)
Independence Realty Trust, Inc.	900	(15,174)
Innovative Industrial Properties, Inc.	1,500	(152,025)
Invitation Homes, Inc.	3,400	(100,776)
iStar, Inc.	3,900	(29,757)
Jones Lang LaSalle, Inc. (a)	1,200	(191,244)
Kennedy-Wilson Holdings, Inc.	1,100	(17,303)
Kimco Realty Corp.	59,800	(1,266,564)
Kite Realty Group Trust	16,500	(347,325)
Macerich Co.	8,100	(91,206)
Medical Properties Trust, Inc.	17,100	(190,494)
Necessity Retail REIT, Inc.	6,600	(39,138)
Newmark Group, Inc., Class A	600	(4,782)
Offerpad Solutions, Inc. (a)	16,300	(7,506)
Office Properties Income Trust	2,100	(28,035)
Orion Office REIT, Inc.	6,500	(55,510)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Outfront Media, Inc.	27,700	$(459,266)
Paramount Group, Inc.	5,500	(32,670)
Physicians Realty Trust	2,000	(28,940)
PotlatchDeltic Corp.	2,321	(102,101)
Rayonier, Inc.	2,500	(82,400)
Realty Income Corp.	27,800	(1,763,354)
Regency Centers Corp.	11,300	(706,250)
Ryman Hospitality Properties, Inc.	2,200	(179,916)
Sabra Health Care REIT, Inc.	6,800	(84,524)
Safehold, Inc.	45	(1,288)
Saul Centers, Inc.	200	(8,136)
Service Properties Trust	100	(729)
Simon Property Group, Inc.	23,100	(2,713,788)
SITE Centers Corp.	4,300	(58,738)
SL Green Realty Corp.	16,951	(571,588)
STORE Capital Corp.	54,000	(1,731,240)
Sun Communities, Inc.	300	(42,900)
Sunstone Hotel Investors, Inc.	11,300	(109,158)
Tanger Factory Outlet Centers, Inc.	8,800	(157,872)
Tricon Residential, Inc.	14,700	(113,337)
UDR, Inc.	5,600	(216,888)
Uniti Group, Inc.	3,200	(17,696)
Urban Edge Properties	3,000	(42,270)
Urstadt Biddle Properties, Inc., Class A	600	(11,370)
Ventas, Inc.	31,138	(1,402,767)
VICI Properties, Inc.	127,773	(4,139,845)
Vornado Realty Trust	47,000	(978,070)
Washington Real Estate Investment Trust	5,400	(96,120)
Welltower, Inc.	34,600	(2,268,030)
WeWork, Inc., Class A (a)	2,600	(3,718)
Weyerhaeuser Co.	43,400	(1,345,400)
Xenia Hotels & Resorts, Inc.	400	(5,272)

		(33,030,229)

Real Estate Investment Trusts (REITs) — (0.0)%
InvenTrust Properties Corp.	3,900	(92,313)

Renewable Energy — (0.2)%
Advent Technologies Holdings, Inc. (a)	8,500	(15,385)
Alto Ingredients, Inc. (a)	500	(1,440)
Ameresco, Inc., Class A (a)	3,500	(199,990)
Array Technologies, Inc. (a)	36,100	(697,813)
Beam Global (a)	500	(8,735)
Broadwind, Inc. (a)	2,200	(3,938)
Cleanspark, Inc. (a)	16,000	(32,640)
Comstock Mining, Inc. (a)	7,200	(1,980)
Energy Vault Holdings, Inc. (a)	11,500	(35,880)
Enviva, Inc.	1,400	(74,158)
Eos Energy Enterprises, Inc. (a)	29,600	(43,808)
ESS Tech, Inc. (a)	18,900	(45,927)
First Solar, Inc. (a)	9,900	(1,482,921)
Fluence Energy, Inc. (a)	15,500	(265,825)
Flux Power Holdings, Inc. (a)	600	(2,382)
Green Plains, Inc. (a)	12,200	(372,100)
Heliogen, Inc. (a)	4,800	(3,352)
iSun, Inc. (a)	1,200	(1,596)
Maxeon Solar Technologies Ltd. (a)	500	(8,030)
Montauk Renewables, Inc. (a)	800	(8,824)
Shoals Technologies Group, Inc., Class A (a)	20,500	(505,735)
SolarEdge Technologies, Inc. (a)	7,900	(2,237,833)
Stem, Inc. (a)	3,800	(33,972)
Sunrun, Inc. (a)	37,815	(908,316)
Sunworks, Inc. (a)	13,600	(21,488)

		(7,014,068)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Retail & Wholesale - Discretionary — (1.0)%
1stdibs.com, Inc. (a)	2,100	$(10,668)
Academy Sports & Outdoors, Inc.	26,500	(1,392,310)
aka Brands Holding Corp. (a)	2,000	(2,540)
American Eagle Outfitters, Inc.	54,300	(758,028)
Asbury Automotive Group, Inc. (a)	900	(161,325)
AutoNation, Inc. (a)	700	(75,110)
BARK, Inc. (a)	11,500	(17,135)
Bath & Body Works, Inc.	3,300	(139,062)
Beacon Roofing Supply, Inc. (a)	1,000	(52,790)
Best Buy Co., Inc.	23,900	(1,917,019)
Birks Group, Inc. (a)	200	(1,586)
Boot Barn Holdings, Inc. (a)	3,000	(187,560)
Builders FirstSource, Inc. (a)	28,500	(1,849,080)
Burlington Stores, Inc. (a)	14,800	(3,000,848)
Caleres, Inc.	3,400	(75,752)
CarParts.com, Inc. (a)	3,100	(19,406)
Children’s Place, Inc. (a)	400	(14,568)
Digital Brands Group, Inc. (a)	9	(38)
Duluth Holdings, Inc., Class B (a)	200	(1,236)
Figs, Inc., Class A(a)	6,900	(46,437)
FirstCash Holdings, Inc.	4,708	(409,172)
Floor & Decor Holdings, Inc., Class A (a)	7,900	(550,077)
Franchise Group, Inc.	3,900	(92,898)
Freshpet, Inc. (a)	2,200	(116,094)
Group 1 Automotive, Inc.	200	(36,074)
GrowGeneration Corp. (a)	2,700	(10,584)
Hertz Global Holdings, Inc. (a)	51,800	(797,202)
Hibbett, Inc.	500	(34,110)
Home Depot, Inc. (The)	38,300	(12,097,438)
Hour Loop, Inc. (a)	700	(1,855)
iPower, Inc. (a)	800	(304)
JOANN, Inc.	3,300	(9,405)
KAR Auction Services, Inc. (a)	14,100	(184,005)
Kirkland’s, Inc. (a)	1,600	(5,280)
Kohl’s Corp.	28,300	(714,575)
Leslie’s, Inc. (a)	15,300	(186,813)
Lithia Motors, Inc.	5,200	(1,064,648)
LKQ Corp.	11,400	(608,874)
Lowe’s Cos., Inc.	13,778	(2,745,129)
Lulu’s Fashion Lounge Holdings, Inc. (a)	3,500	(8,785)
Lululemon Athletica, Inc. (a)	11,600	(3,716,408)
MarineMax, Inc. (a)	1,500	(46,830)
Mister Car Wash, Inc. (a)	4,900	(45,227)
National Vision Holdings, Inc. (a)	1,200	(46,512)
Newegg Commerce, Inc. (a)	10,000	(13,100)
ODP Corp. (a)	400	(18,216)
OneWater Marine, Inc., Class A (a)	600	(17,160)
Polished.com, Inc. (a)	19,400	(11,207)
Pool Corp.	3,200	(967,456)
RealReal, Inc. (a)	10,600	(13,250)
RH (a)	2,100	(561,099)
Ross Stores, Inc.	10,500	(1,218,735)
Rover Group, Inc. (a)	7,100	(26,057)
Signet Jewelers Ltd.	12,300	(836,400)
Sleep Number Corp. (a)	5,700	(148,086)
Solo Brands, Inc., Class A (a)	3,500	(13,020)
Sportsman’s Warehouse Holdings, Inc. (a)	7,200	(67,752)
Takung Art Co., Ltd. (a)	1,400	(771)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
ThredUp, Inc., Class A (a)	1,300	$(1,703)
Tilly’s, Inc., Class A (a)	2,700	(24,435)
TJX Cos., Inc.	64,900	(5,166,040)
Tractor Supply Co.	400	(89,988)
Tuesday Morning Corp. (a)	96	(66)
Victoria’s Secret & Co. (a)	10,600	(379,268)
Volta, Inc. (a)	14,200	(5,047)
Vroom, Inc. (a)	55,200	(56,304)
Williams-Sonoma, Inc.	11,300	(1,298,596)

		(44,184,553)

Retail & Wholesale - Staples — (0.5)%
Albertsons Cos., Inc., Class A	2,200	(45,628)
Andersons, Inc. (The)	1,100	(38,489)
Archer-Daniels-Midland Co.	34,400	(3,194,040)
Big Lots, Inc.	10,900	(160,230)
BJ’s Wholesale Club Holdings, Inc. (a)	1,900	(125,704)
Bunge Ltd.	14,800	(1,476,596)
Calavo Growers, Inc.	100	(2,940)
Costco Wholesale Corp.	2,600	(1,186,900)
Dollar General Corp.	9,800	(2,413,250)
Dollar Tree, Inc. (a)	30,500	(4,313,920)
Five Below, Inc. (a)	7,000	(1,238,090)
HF Foods Group, Inc. (a)	400	(1,624)
Ingles Markets, Inc., Class A	100	(9,646)
Mission Produce, Inc. (a)	1,300	(15,106)
Performance Food Group Co. (a)	18,800	(1,097,732)
SpartanNash Co.	200	(6,048)
United Natural Foods, Inc. (a)	5,800	(224,518)
Walmart, Inc.	54,300	(7,699,197)

		(23,249,658)

Retail - Discretionary — (0.0)%
Warby Parker, Inc., Class A (a)	1,500	(20,235)

Software — (0.0)%
Gitlab, Inc., Class A (a)	14,000	(636,160)

Software & Technology Services — (0.8)%
1Life Healthcare, Inc. (a)	48,900	(817,119)
ACV Auctions, Inc., Class A (a)	8,700	(71,427)
Affirm Holdings, Inc. (a)	35,300	(341,351)
Akerna Corp. (a)	1,765	(1,218)
Alithya Group, Inc., Class A (a)	300	(444)
Alkami Technology, Inc. (a)	1,400	(20,426)
American Virtual Cloud Technologies, Inc. (a)	12,900	(14,835)
Amplitude, Inc., Class A (a)	1,000	(12,080)
Aspen Technology, Inc. (a)	500	(102,700)
Auddia, Inc. (a)	700	(672)
AvePoint, Inc. (a)	6,600	(27,126)
AvidXchange Holdings, Inc. (a)	6,800	(67,592)
Backblaze, Inc., Class A (a)	600	(3,690)
Bakkt Holdings, Inc. (a)	31,400	(37,366)
Bill.com Holdings, Inc. (a)	19,100	(2,081,136)
Black Knight, Inc. (a)	3,600	(222,300)
Blend Labs, Inc., Class A (a)	35,700	(51,408)
Block, Inc. (a)	46,695	(2,934,314)
BM Technologies, Inc. (a)	700	(3,647)
Braze, Inc., Class A (a)	1,200	(32,736)
Cantaloupe, Inc. (a)	100	(435)
CareCloud, Inc. (a)	800	(2,248)
CCC Intelligent Solutions Holdings, Inc. (a)	500	(4,350)
Cerberus Cyber Sentinel Corp. (a)	1,400	(3,570)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ceridian HCM Holding, Inc. (a)	6,100	$(391,315)
CGI, Inc. (a)	1,500	(129,195)
Cipher Mining, Inc. (a)	5,000	(2,800)
Clarivate plc (a)	100,200	(835,668)
Clearwater Analytics Holdings, Inc., Class A (a)	6,100	(114,375)
CompoSecure, Inc. (a)	800	(3,928)
Concentrix Corp.	2,300	(306,268)
Consensus Cloud Solutions, Inc. (a)	700	(37,632)
ContextLogic, Inc., Class A (a)	21,300	(10,388)
Core Scientific, Inc., Class A (a)	22,000	(1,652)
Couchbase, Inc. (a)	3,100	(41,106)
CS Disco, Inc. (a)	3,000	(18,960)
Cvent Holding Corp. (a)	1,500	(8,100)
CYNGN, Inc. (a)	2,600	(1,760)
DarioHealth Corp. (a)	3,900	(16,692)
Definitive Healthcare Corp. (a)	1,200	(13,188)
Digital Turbine, Inc. (a)	300	(4,572)
DSS, Inc. (a)	4,600	(754)
Dun & Bradstreet Holdings, Inc.	24,900	(305,274)
DXC Technology Co. (a)	8,000	(212,000)
E2open Parent Holdings, Inc. (a)	29,800	(174,926)
Elys Game Technology Corp. (a)	500	(140)
Enfusion, Inc., Class A (a)	2,300	(22,241)
Envestnet, Inc. (a)	400	(24,680)
EPAM Systems, Inc. (a)	4,100	(1,343,734)
Equifax, Inc.	1,800	(349,848)
EverCommerce, Inc. (a)	2,600	(19,344)
Evolent Health, Inc., Class A (a)	700	(19,656)
Exela Technologies, Inc. (a)	48,475	(3,975)
Expensify, Inc., Class A (a)	400	(3,532)
Faraday Future Intelligent Electric, Inc. (a)	160,600	(46,622)
Fidelity National Information Services, Inc.	24,636	(1,671,553)
Fiserv, Inc. (a)	29,122	(2,943,361)
Five9, Inc. (a)	13,700	(929,682)
ForgeRock, Inc., Class A (a)	8,600	(195,822)
Freight Technologies, Inc. (a)	2,300	(511)
Freshworks, Inc., Class A (a)	1,900	(27,949)
Genius Brands International, Inc. (a)	37,000	(17,205)
Glimpse Group, Inc. (The) (a)	1,000	(3,030)
Global Payments, Inc.	11,800	(1,171,976)
Globant SA (a)	2,500	(420,400)
GreenBox POS (a)	7,400	(3,395)
Greenidge Generation Holdings, Inc. (a)	3,000	(867)
HireRight Holdings Corp. (a)	1,000	(11,860)
Hive Blockchain Technologies Ltd. (a)	280	(403)
Hut 8 Mining Corp. (a)	23,800	(20,230)
Informatica, Inc., Class A (a)	7,600	(123,804)
Inpixon (a)	42	(71)
Intapp, Inc. (a)	1,100	(27,434)
Intrusion, Inc. (a)	700	(2,212)
Intuit, Inc.	400	(155,688)
IronNet, Inc. (a)	17,000	(3,910)
Jack Henry & Associates, Inc.	31,846	(5,590,884)
John Wiley & Sons, Inc., Class A	300	(12,018)
Kaltura, Inc. (a)	900	(1,548)
Katapult Holdings, Inc. (a)	9,300	(8,897)
KnowBe4, Inc., Class A (a)	1,300	(32,214)
Latch, Inc. (a)	15,300	(10,862)
Lightspeed Commerce, Inc. (a)	2,500	(35,750)
LiveVox Holdings, Inc. (a)	2,000	(5,940)
Loyalty Ventures, Inc. (a)	2,500	(6,025)
Marathon Digital Holdings, Inc. (a)	42,200	(144,324)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
MarketWise, Inc. (a)	200	$(336)
Marygold Cos., Inc. (The) (a)	500	(750)
Mastercard, Inc., Class A	100	(34,773)
Matterport, Inc. (a)	20,500	(57,400)
MeridianLink, Inc. (a)	1,400	(19,222)
Multiplan Corp. (a)	21,300	(24,495)
N-able, Inc. (a)	5,200	(53,456)
NantHealth, Inc. (a)	100	(365)
nCino, Inc. (a)	16,421	(434,171)
Nutex Health, Inc. (a)	1,900	(3,610)
OLB Group, Inc. (The) (a)	200	(167)
Outbrain, Inc. (a)	100	(362)
Outset Medical, Inc. (a)	1,300	(33,566)
Paya Holdings, Inc. (a)	5,700	(44,859)
Paycor HCM, Inc. (a)	3,900	(95,433)
Pear Therapeutics, Inc. (a)	3,800	(4,484)
Phunware, Inc. (a)	41,000	(31,705)
Porch Group, Inc. (a)	7,600	(14,288)
PowerSchool Holdings, Inc., Class A (a)	5,700	(131,556)
Priority Technology Holdings, Inc. (a)	200	(1,052)
PubMatic, Inc., Class A (a)	5,200	(66,612)
Q2 Holdings, Inc. (a)	400	(10,748)
Quantum Computing, Inc. (a)	3,800	(5,738)
Red Cat Holdings, Inc. (a)	5,100	(4,794)
Repay Holdings Corp. (a)	700	(5,635)
Riot Blockchain, Inc. (a)	66,900	(226,791)
Roper Technologies, Inc.	600	(259,254)
S&P Global, Inc.	3,788	(1,268,753)
Samsara, Inc., Class A (a)	8,800	(109,384)
Seachange International, Inc. (a)	3,100	(1,460)
SentinelOne, Inc., Class A (a)	2,300	(33,557)
Sharecare, Inc. (a)	34,100	(54,560)
Sharplink Gaming Ltd. (a)	900	(283)
Shift4 Payments, Inc., Class A (a)	48,926	(2,736,431)
Shopify, Inc., Class A (a)	98,000	(3,401,580)
Skillsoft Corp. (a)	7,200	(9,360)
Smith Micro Software, Inc. (a)	200	(420)
Snowflake, Inc., Class A (a)	400	(57,416)
SoundHound AI, Inc., Class A (a)	6,100	(10,797)
Sphere 3D Corp. (a)	15,900	(4,452)
Spire Global, Inc. (a)	10,200	(9,792)
Sprinklr, Inc., Class A (a)	3,600	(29,412)
SS&C Technologies Holdings, Inc.	200	(10,412)
Sumo Logic, Inc. (a)	100	(810)
SurgePays, Inc. (a)	1,300	(8,528)
Synchronoss Technologies, Inc. (a)	4,000	(2,472)
System1, Inc. (a)	1,500	(7,035)
Talkspace, Inc. (a)	5,300	(3,235)
Thomson Reuters Corp.	1,200	(136,884)
Thoughtworks Holding, Inc. (a)	8,000	(81,520)
Toast, Inc., Class A (a)	49,000	(883,470)
Unity Software, Inc. (a)	12,100	(345,939)
Upland Software, Inc. (a)	200	(1,426)
UserTesting, Inc. (a)	4,700	(35,297)
Usio, Inc. (a)	200	(320)
Verb Technology Co., Inc. (a)	21,400	(3,512)
Verint Systems, Inc. (a)	200	(7,256)
Veritone, Inc. (a)	2,000	(10,600)
Vertex, Inc., Class A (a)	400	(5,804)
Viant Technology, Inc., Class A (a)	1,700	(6,834)
Vislink Technologies, Inc. (a)	6,100	(3,416)
Weave Communications, Inc. (a)	500	(2,290)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Wejo Group Ltd. (a)	2,900	$(1,395)
WM Technology, Inc. (a)	6,500	(6,565)
ZeroFox Holdings, Inc. (a)	100	(498)
ZoomInfo Technologies, Inc. (a)	1,700	(51,187)

		(35,808,324)

Specialty Finance — (0.1)%
Euronet Worldwide, Inc. (a)	38,319	(3,616,547)

Tech Hardware & Semiconductors — (0.4)%
ADTRAN Holdings, Inc.	6,000	(112,740)
Aehr Test Systems (a)	4,900	(98,490)
Airspan Networks Holdings, Inc. (a)	400	(524)
AmpliTech Group, Inc. (a)	700	(1,484)
Applied Materials, Inc.	1,100	(107,118)
Arrow Electronics, Inc. (a)	100	(10,457)
Arteris, Inc. (a)	300	(1,290)
authID, Inc. (a)	500	(293)
Boxlight Corp., Class A (a)	4,500	(1,399)
Broadcom, Inc.	2,500	(1,397,825)
Charge Enterprises, Inc. (a)	11,700	(14,508)
Ciena Corp. (a)	10,400	(530,192)
Clearfield, Inc. (a)	1,500	(141,210)
Cohu, Inc. (a)	3,600	(115,380)
CommScope Holding Co., Inc. (a)	1,800	(13,230)
ComSovereign Holding Corp. (a)	53,800	(3,847)
Corning, Inc.	1,200	(38,328)
Corsair Gaming, Inc. (a)	11,100	(150,627)
Credo Technology Group Holding Ltd. (a)	5,800	(77,198)
Cricut, Inc., Class A	2,500	(23,175)
CTS Corp.	300	(11,826)
Dell Technologies, Inc., Class C	1,700	(68,374)
Desktop Metal, Inc., Class A (a)	50,200	(68,272)
Digital Ally, Inc. (a)	6,500	(1,512)
Draganfly, Inc. (a)	3,100	(2,294)
DZS, Inc. (a)	100	(1,268)
eMagin Corp. (a)	5,202	(4,422)
Forward Industries, Inc. (a)	500	(535)
GLOBALFOUNDRIES, Inc. (a)	1,200	(64,668)
KLA Corp.	200	(75,406)
Knowles Corp. (a)	700	(11,494)
Koss Corp. (a)	600	(2,928)
KULR Technology Group, Inc. (a)	6,600	(7,920)
Lantronix, Inc. (a)	400	(1,728)
LightPath Technologies, Inc., Class A (a)	900	(1,098)
Markforged Holding Corp. (a)	1,000	(1,160)
Marvell Technology, Inc.	1,570	(58,153)
Maxar Technologies, Inc.	200	(10,348)
Micron Technology, Inc.	17,000	(849,660)
MicroVision, Inc. (a)	8,300	(19,505)
MICT, Inc. (a)	4,700	(3,901)
Minim, Inc. (a)	1,700	(332)
Navitas Semiconductor Corp. (a)	5,200	(18,252)
NCR Corp. (a)	10,900	(255,169)
NextNav, Inc. (a)	2,900	(8,497)
NVIDIA Corp.	49,700	(7,263,158)
ON Semiconductor Corp. (a)	69,700	(4,347,189)
Ondas Holdings, Inc. (a)	5,400	(8,586)
Ouster, Inc. (a)	3,600	(3,107)
Pitney Bowes, Inc.	7,000	(26,600)
QUALCOMM, Inc.	4,000	(439,760)
Rekor Systems, Inc. (a)	4,200	(5,040)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings plc	2,800	$(147,308)
Sierra Wireless, Inc. (a)	200	(5,798)
Sight Sciences, Inc. (a)	200	(2,442)
SigmaTron International, Inc. (a)	400	(1,536)
Snap One Holdings Corp. (a)	1,000	(7,410)
Socket Mobile, Inc. (a)	400	(776)
TD SYNNEX Corp.	3,100	(293,601)
Terran Orbital Corp. (a)	100	(158)
Texas Instruments, Inc.	1,300	(214,786)
Trio-Tech International (a)	200	(900)
Turtle Beach Corp. (a)	100	(717)
Ubiquiti, Inc.	600	(164,118)
Velo3D, Inc. (a)	15,300	(27,387)
Vizio Holding Corp., Class A (a)	9,100	(67,431)
Western Digital Corp. (a)	20,600	(649,930)
Wolfspeed, Inc. (a)	2,600	(179,504)

		(18,245,279)

Technology Services — (0.0)%
Bitfarms Ltd. (a)	62,400	(27,456)
Remitly Global, Inc. (a)	2,600	(29,770)

		(57,226)

Telecommunications — (0.1)%
ATN International, Inc.	100	(4,531)
BCE, Inc.	1,000	(43,950)
BlackSky Technology, Inc. (a)	12,300	(18,942)
Consolidated Communications Holdings, Inc. (a)	1,700	(6,086)
Cyxtera Technologies, Inc. (a)	1,000	(1,920)
DigitalBridge Group, Inc.	13,806	(151,038)
Frontier Communications Parent, Inc. (a)	17,600	(448,448)
Globalstar, Inc. (a)	4,200	(5,586)
IDT Corp., Class B (a)	1,100	(30,987)
KVH Industries, Inc. (a)	100	(1,022)
Lumen Technologies, Inc.	146,800	(766,296)
Millicom International Cellular SA (a)	200	(2,526)
Planet Labs PBC (a)	3,200	(13,920)
Rogers Communications, Inc., Class B	1,100	(51,524)
Shenandoah Telecommunications Co.	1,600	(25,408)
T-Mobile US, Inc. (a)	31,232	(4,372,480)
Telephone and Data Systems, Inc.	1,300	(13,637)
Telesat Corp. (a)	900	(6,750)
TELUS Corp.	1,700	(32,827)

		(5,997,878)

Transportation & Logistics — (0.1)%
Delta Air Lines, Inc. (a)	112,000	(3,680,320)
Hawaiian Holdings, Inc. (a)	1,100	(11,286)
Spirit Airlines, Inc. (a)	19,200	(374,016)

		(4,065,622)

Utilities — (0.2)%
AES Corp.	7,800	(224,328)
Algonquin Power & Utilities Corp.	33,900	(221,028)
Alliant Energy Corp. (b)	1,810	(99,930)
Altus Power, Inc. (a)	1,000	(6,520)
American Water Works Co., Inc.	5,700	(868,794)
Atmos Energy Corp.	4,600	(515,522)
Brookfield Infrastructure Corp., Class A	5,100	(198,390)
Brookfield Renewable Corp., Class A	10,100	(278,154)
California Water Service Group	2,300	(139,472)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
CenterPoint Energy, Inc.	27,700	$(830,723)
Clearway Energy, Inc., Class C	2,300	(73,301)
CMS Energy Corp.	1,100	(69,663)
Consolidated Edison, Inc.	1,950	(185,855)
Constellation Energy Corp.	2,800	(241,388)
Edison International	7,400	(470,788)
Entergy Corp. (b)	870	(97,875)
Essential Utilities, Inc.	7,800	(372,294)
Evergy, Inc. (b)	780	(49,085)
Eversource Energy	1,550	(129,952)
FTC Solar, Inc. (a)	22,900	(61,372)
Hawaiian Electric Industries, Inc.	1,150	(48,128)
NRG Energy, Inc.	64,100	(2,039,662)
OGE Energy Corp.	2,000	(79,100)
PG&E Corp. (a)	76,400	(1,242,264)
Pinnacle West Capital Corp. (b)	650	(49,426)
PNM Resources, Inc.	360	(17,564)
PPL Corp.	6,900	(201,618)
Sempra Energy	300	(46,362)
Southern Co.	3,200	(228,512)
Southwest Gas Holdings, Inc.	3,300	(204,204)
Stronghold Digital Mining, Inc., Class A (a)	2,332	(1,117)
UGI Corp.	19,500	(722,865)
Via Renewables, Inc.	600	(3,066)
Vistra Corp.	800	(18,560)
WEC Energy Group, Inc. (b)	1,250	(117,200)
Xcel Energy, Inc. (b)	1,700	(119,187)

		(10,273,269)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc. (a)	4,700	(5,875)
Lightbridge Corp. (a)	990	(3,851)

		(9,726)

Total North America		(518,437,737)

Oceania — (0.0)%
Health Care — (0.0)%
Alterity Therapeutics Ltd., ADR (a)	1,100	(385)
Immutep Ltd., ADR(a)	1,600	(2,800)
Kazia Therapeutics Ltd., ADR (a)	600	(366)
Mesoblast Ltd., ADR (a)	100	(291)
Opthea Ltd., ADR(a)	100	(560)

		(4,402)

Industrial Products — (0.0)%
Cenntro Electric Group Ltd. (a)	1,586	(698)

Materials — (0.0)%
Rio Tinto plc, ADR	100	(7,120)

Oil & Gas — (0.0)%
Imperial Petroleum, Inc. (a)	13,200	(3,182)

Software & Technology Services — (0.0)%
Advanced Health Intelligence Ltd., ADR(a)	4,900	(2,009)

Utilities — (0.0)%
Iris Energy Ltd. (a)	300	(375)

Total Oceania		(17,786)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
South America — (0.3)%
Banking — (0.1)%
Banco BBVA Argentina SA, ADR	200	$(780)
Banco Bradesco SA, ADR	393,000	(1,131,840)
Banco Santander Chile, ADR	6,100	(96,624)
Itau Unibanco Holding SA, ADR	194,100	(914,211)
NU Holdings Ltd., Class A (a)	282,100	(1,148,147)

		(3,291,602)

Consumer Staple Products — (0.0)%
Adecoagro SA	12,400	(102,796)
AMBEV SA, ADR	274,700	(747,184)
BRF SA, ADR (a)	32,200	(50,876)

		(900,856)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A	500	(4,520)
XP, Inc., Class A (a)	9,381	(143,904)

		(148,424)

Industrial Services — (0.0)%
Azul SA, ADR (a)	14,600	(89,206)
Corporacion America Airports SA (a)	900	(7,857)

		(97,063)

Materials — (0.1)%
Bioceres Crop Solutions Corp. (a)	100	(1,203)
Vale SA, ADR	116,900	(1,983,793)

		(1,984,996)

Media — (0.0)%
Despegar.com Corp. (a)	4,200	(21,546)

Oil & Gas — (0.0)%
Cosan SA, ADR	3,400	(44,404)
Transportadora de Gas del Sur SA, ADR (a)	1,200	(14,160)

		(58,564)

Retail & Wholesale - Discretionary — (0.1)%
MercadoLibre, Inc. (a)	6,400	(5,415,936)

		(5,415,936)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	4,700	(63,450)
CI&T, Inc., Class A (a)	1,300	(8,450)
Vasta Platform Ltd. (a)	300	(1,200)
VTEX, Class A (a)	4,500	(16,875)
Zenvia, Inc., Class A (a)	500	(575)

		(90,550)

Telecommunications — (0.0)%
TIM SA, ADR	2,900	(33,785)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA, ADR	1,900	(15,067)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a)	28,900	(308,074)
Cia Energetica de Minas Gerais, ADR	70	(142)
Cia Paranaense de Energia, ADR (a)	8,400	(60,396)
Enel Chile SA, ADR	8,300	(18,675)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pampa Energia SA, ADR (a)	300	$(9,582)

		(411,936)

Total South America		(12,455,258)

TOTAL COMMON STOCK (PROCEEDS $627,705,989)		(578,545,348)

CORPORATE BONDS & NOTES — (0.7)%
Asia — (0.7)%
Banks — (0.4)%
Bank of China Ltd., 5 year CMT + 2.45%, 3.60%, 03/04/25 (b),(e),(j)	3,600,000	(3,456,000)
Industrial & Commercial Bank of China Ltd., 5 year CMT + 2.37%, 3.20%, 09/24/26 (b),(e),(j)	12,800,000	(11,936,000)

		(15,392,000)

Exploration & Production — (0.0)%
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24 (b),(j)	517,000	(513,154)

Integrated Oils — (0.2)%
KazMunayGas National Co.,
4.75%, 04/19/27 (b)	2,000,000	(1,842,000)
5.38%, 04/24/30 (b)	800,000	(714,697)
5.75%, 04/19/27 (b),(j)	4,300,000	(3,323,470)
6.38%, 10/24/48 (b)	543,000	(446,386)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23 (b),(j)	3,712,000	(3,690,525)

		(10,017,078)

Internet Media— (0.1)%
Tencent Holdings Ltd.,
MTN, 1.81%, 01/26/26 (b),(j)	1,856,000	(1,673,314)
MTN, 3.28%, 04/11/24 (b),(j)	4,566,000	(4,454,837)

		(6,128,151)

Retail - Consumer Discretionary — (0.0)%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (b)	2,221,000	(1,768,304)

Total Asia		(33,818,687)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $34,304,639)		(33,818,687)

EXCHANGE-TRADED FUNDS — (0.2)%
Consumer Staples Select Sector SPDR Fund (b)	42,724	(3,185,074)
Energy Select Sector SPDR Fund (b)	37,413	(3,272,515)
SPDR S&P 500 ETF Trust	7,210	(2,757,321)
Utilities Select Sector SPDR Fund (b)	16,696	(1,177,068)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $9,830,308)		(10,391,978)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (29.5)%
North America — (29.5)%
Uniform Mortgage-Backed Securities — (29.5)%
Federal National Mortgage Association,
4.50%, 01/12/53 TBA, 30 Year Maturity (m)	175,000,000	(168,512,750)
5.00%, 01/12/53 - 02/13/53 TBA, 30 Year Maturity (m)	597,000,000	(588,284,301)
5.50%, 01/12/53 TBA, 30 Year Maturity (m)	283,000,000	(283,707,500)
6.00%, 01/12/53 TBA, 30 Year Maturity (m)	280,000,000	(284,309,480)

		(1,324,814,031)

Total North America		(1,324,814,031)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $1,337,730,430)		(1,324,814,031)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares		Value
RIGHTS — (0.0)%
North America — (0.0)%
PLBY Group, Inc. (a)	16,300		$0

			0

TOTAL RIGHTS (PROCEEDS $0)			0

SOVEREIGN DEBT — (2.9)%
Argentine Republic Government International Bond, 3.88%, 01/09/38 (b),(h)	2,980,704		(942,833)
Bahrain Government International Bond,
MTN, 5.25%, 01/25/33 (b),(j)	4,317,000		(3,680,243)
5.45%, 01/25/32 (b),(j)	3,569,000		(3,148,679)
5.63%, 09/30/31 (b),(j)	2,000,000		(1,824,436)
7.00%, 10/12/28 (b),(j)	4,217,000		(4,238,979)
7.38%, 05/14/30 (b),(j)	3,598,000		(3,652,474)
Brazilian Government International Bond,
3.78%, 09/12/31 (b)	8,194,000		(6,881,087)
5.00%, 01/27/45 (b)	827,000		(612,519)
5.63%, 02/21/47 (b)	3,068,000		(2,427,396)
Chile Government International Bond,
1.20%, 10/21/31 (b)	1,000,000		(811,984)
2.55%, 07/27/33 (b)	1,636,000		(1,280,363)
3.50%, 01/31/34 (b)	8,440,000		(7,184,955)
China Government International Bond, 2.13%, 12/03/29 (b)	5,000,000		(4,436,650)
Colombia Government International Bond, 7.38%, 09/18/37 (b)	4,097,000		(3,838,987)
Egypt Government International Bond,
MTN, 3.88%, 02/16/26 (b),(j)	1,800,000		(1,482,372)
5.88%, 06/11/25 (b),(j)	6,137,000		(5,657,700)
6.59%, 02/21/28 (b),(j)	7,205,000		(5,860,720)
MTN, 7.30%, 09/30/33 (b)	342,000		(241,965)
7.50%, 01/31/27 (b),(j)	7,350,000		(6,576,045)
Hungary Government International Bond, 5.00%, 02/22/27 (b)	696,000	EUR	(739,016)
Indonesia Government International Bond, 5.35%, 02/22/27 (b)	2,730,000		(2,648,362)
Kazakhstan Government International Bond, 4.88%, 10/14/44 (b)	410,000		(365,449)
Mexico Government International Bond,
3.50%, 02/12/34 (b)	7,807,000		(6,247,697)
4.88%, 05/19/33 (b)	3,403,000		(3,123,756)
Nigeria Government International Bond,
6.38%, 07/12/23 (b),(j)	5,510,000		(5,068,814)
7.63%, 11/21/25 (b),(j)	2,539,000		(2,509,710)
Peruvian Government International Bond,
3.00%, 01/15/34 (b)	7,648,000		(6,023,975)
3.55%, 03/10/51 (b)	13,574,000		(9,648,778)
5.63%, 11/18/50 (b)	1,192,000		(1,177,011)
6.55%, 03/14/37 (b)	184,000		(193,748)
8.75%, 11/21/33 (b)	2,799,000		(3,401,485)
Saudi Government International Bond, MTN, 2.75%, 02/03/32 (b)	9,702,000		(8,449,705)
Turkey Government International Bond,
7.25%, 12/23/23 (b)	4,515,000		(4,576,675)
7.38%, 02/05/25 (b)	9,960,000		(9,976,932)

TOTAL SOVEREIGN DEBT (PROCEEDS $134,418,179)			(128,931,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Security Description	Shares	Value
U.S. TREASURY NOTES — (0.1)%
North America — (0.1)%
U.S. Treasury Bonds (b)	4,739,000	$(3,797,124)
U.S. Treasury Bonds (b)	1,481,800	(1,220,864)

Total North America		(5,017,988)

TOTAL U.S. TREASURY NOTES (PROCEEDS $5,427,559)		(5,017,988)

WARRANTS — (0.0)%
North America — (0.0)%
Galectin Therapeutics, Inc.	1,340	0
Salarius Pharmaceuticals, Inc. (a)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT— (46.3)% (PROCEEDS $2,149,417,104)		(2,081,519,532)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(d)	Security is valued using significant unobservable inputs.
(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2022.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2022. Maturity date presented is the ultimate maturity.
(i)	All or a portion of the security represents an unsettled loan commitment at December 31, 2022 where the rate will be determined at time of settlement.
(j)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(m)	When issued or delayed delivery security included.
(n)	Non-interest bearing bond.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Class S, Centiva Offshore Fund LLP, Qube Torus and Statar Capital Class A, are 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022, 7/1/2022 and 7/1/2022. Amounts to $500,067,814 and represents 11.8% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements of 102%.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
CRUDE OIL FUT OPT DEC 23	200.00 USD	11/15/23	60	(4,638,600)	$(34,291)	$(13,200)	$21,091
CRUDE OIL FUT OPT DEC 23	100.00 USD	11/15/23	222	(17,162,820)	(700,537)	(1,047,840)	(347,303)
CRUDE OIL FUT OPT JUN 23	200.00 USD	05/17/23	429	(34,405,800)	(408,202)	(12,870)	395,332
NAT GAS EURO OPT APR 23	7.00 USD	03/28/23	2	(78,340)	(9,625)	(776)	8,849
NAT GAS EURO OPT AUG 23	7.00 USD	07/26/23	1	(41,630)	(4,813)	(1,540)	3,273
NAT GAS EURO OPT FEB 23	10.00 USD	01/26/23	74	(3,311,500)	(747,598)	(8,954)	738,644

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT FEB 23	22.00 USD	01/26/23	750	(33,562,500)	$(5,177,002)	$(23,250)	$5,153,752
NAT GAS EURO OPT JUL 23	7.00 USD	06/27/23	2	(83,140)	(9,625)	(2,424)	7,201
NAT GAS EURO OPT JUN 23	6.00 USD	05/25/23	1	(40,470)	(8,103)	(1,575)	6,528
NAT GAS EURO OPT JUN 23	7.00 USD	05/25/23	1	(40,470)	(4,813)	(762)	4,051
NAT GAS EURO OPT MAR 23	10.00 USD	02/23/23	74	(3,036,960)	(747,598)	(17,908)	729,690
NAT GAS EURO OPT MAY 23	7.00 USD	04/25/23	2	(78,620)	(9,625)	(892)	8,733
NAT GAS EURO OPT OCT 23	7.00 USD	09/26/23	1	(41,740)	(4,813)	(2,206)	2,607
NAT GAS EURO OPT SEP 23	7.00 USD	08/28/23	2	(82,200)	(9,625)	(3,564)	6,061
NAT GAS EURO OPT APR 23	4.30 USD	01/26/23	10	(447,500)	(60,027)	(50,470)	9,557
NAT GAS EURO OPT APR 23	5.25 USD	01/26/23	20	(895,000)	(37,453)	(36,580)	873
NAT GAS EURO OPT APR 23	10.00 USD	03/28/23	80	(3,133,600)	(48,214)	(7,840)	40,374
NAT GAS EURO OPT APR 23	4.45 USD	03/28/23	30	(1,175,100)	(184,580)	(99,570)	85,010
NAT GAS EURO OPT APR 23	4.55 USD	03/28/23	20	(783,400)	(126,053)	(60,580)	65,473
NAT GAS EURO OPT APR 23	4.65 USD	03/28/23	20	(783,400)	(142,053)	(55,220)	86,833
NAT GAS EURO OPT APR 23	4.85 USD	03/28/23	20	(783,400)	(145,053)	(45,720)	99,333
NAT GAS EURO OPT APR 23	4.90 USD	03/28/23	20	(783,400)	(139,653)	(43,600)	96,053
NAT GAS EURO OPT APR 23	5.20 USD	03/28/23	20	(783,400)	(160,053)	(32,760)	127,293
NAT GAS EURO OPT APR 23	5.25 USD	03/28/23	20	(783,400)	(155,453)	(31,260)	124,193
NAT GAS EURO OPT APR 23	5.50 USD	03/28/23	100	(3,917,000)	(585,267)	(124,300)	460,967
NAT GAS EURO OPT APR 23	6.00 USD	03/28/23	79	(3,094,430)	(426,811)	(63,595)	363,216
NAT GAS EURO OPT APR 23	4.00 USD	03/28/23	20	(783,400)	(110,053)	(98,840)	11,213
NAT GAS EURO OPT APR 23	3.95 USD	04/25/23	20	(786,200)	(125,053)	(116,040)	9,013
NAT GAS EURO OPT AUG 23	10.00 USD	07/26/23	80	(3,330,400)	(48,214)	(29,760)	18,454
NAT GAS EURO OPT FEB 23	7.25 USD	01/26/23	10	(447,500)	(117,627)	(3,500)	114,127
NAT GAS EURO OPT JUL 23	10.00 USD	06/27/23	80	(3,325,600)	(48,214)	(21,200)	27,014
NAT GAS EURO OPT JUN 23	10.00 USD	05/25/23	80	(3,237,600)	(48,214)	(10,000)	38,214
NAT GAS EURO OPT MAY 23	10.00 USD	04/25/23	80	(3,144,800)	(48,214)	(6,000)	42,214
NAT GAS EURO OPT MAY 23	6.00 USD	04/25/23	119	(4,677,890)	(303,768)	(120,666)	183,102
NAT GAS EURO OPT OCT 23	10.00 USD	09/26/23	80	(3,325,600)	(48,214)	(51,680)	(3,466)
NAT GAS EURO OPT SEP 23	10.00 USD	08/28/23	80	(3,288,000)	(48,214)	(38,320)	9,894
NATURAL GAS OPTN FEB 23	8.00 USD	01/26/23	20	(895,000)	(78,800)	(4,800)	74,000
PHE 02282023 PHE C7.5	7.50 USD	01/26/23	300	(750,000)	(510,162)	(22,725)	487,437
PHE 03312023 PHE C7.5	7.50 USD	02/23/23	300	(750,000)	(510,162)	(40,125)	470,037
PHE 04302023 PHE C4	4.00 USD	03/28/23	80	(200,000)	(110,043)	(98,840)	11,203

					$(12,241,892)	$(2,451,752)	$9,790,140

Exchange-Traded Put Options Written
CRUDE OIL FUT OPT DEC 23	45.00 USD	11/15/23	60	(4,638,600)	$(208,891)	$(111,600)	$97,291
NAT GAS EURO OPT APR 23	4.50 USD	03/28/23	164	(6,423,880)	(685,738)	(1,465,668)	(779,930)
NAT GAS EURO OPT AUG 23	4.50 USD	07/26/23	164	(6,827,320)	(685,738)	(1,581,780)	(896,042)
NAT GAS EURO OPT DEC 23	2.00 USD	11/27/23	76	(3,706,520)	(82,136)	(63,688)	18,448
NAT GAS EURO OPT JUL 23	4.50 USD	06/27/23	164	(6,817,480)	(685,738)	(1,512,572)	(826,834)
NAT GAS EURO OPT JUN 23	4.50 USD	05/25/23	164	(6,637,080)	(685,738)	(1,518,312)	(832,574)
NAT GAS EURO OPT MAY 23	4.50 USD	04/25/23	164	(6,446,840)	(685,738)	(1,530,120)	(844,382)
NAT GAS EURO OPT NOV 23	2.00 USD	10/26/23	76	(3,407,840)	(82,136)	(65,816)	16,320
NAT GAS EURO OPT OCT 23	4.50 USD	09/26/23	164	(6,845,360)	(685,738)	(1,717,736)	(1,031,998)
NAT GAS EURO OPT SEP 23	4.50 USD	08/28/23	164	(6,740,400)	(685,738)	(1,698,876)	(1,013,138)
NAT GAS EURO OPT APR 23	4.00 USD	03/28/23	20	(783,400)	(119,054)	(115,260)	3,794
NAT GAS EURO OPT APR 23	4.45 USD	03/28/23	30	(1,175,100)	(190,580)	(257,700)	(67,120)
NAT GAS EURO OPT APR 23	4.55 USD	03/28/23	20	(783,400)	(125,053)	(185,780)	(60,727)
NAT GAS EURO OPT APR 23	4.65 USD	03/28/23	20	(783,400)	(135,053)	(200,200)	(65,147)
NAT GAS EURO OPT APR 23	4.85 USD	03/28/23	20	(783,400)	(148,053)	(230,260)	(82,207)
NAT GAS EURO OPT APR 23	4.90 USD	03/28/23	20	(783,400)	(140,953)	(238,020)	(97,067)
NAT GAS EURO OPT APR 23	5.20 USD	03/28/23	20	(783,400)	(154,053)	(286,540)	(132,487)
NAT GAS EURO OPT APR 23	5.25 USD	03/28/23	20	(783,400)	(155,653)	(294,920)	(139,267)
NAT GAS EURO OPT APR 23	3.95 USD	04/25/23	20	(786,200)	(125,054)	(119,780)	5,274
NAT GAS EURO OPT APR 23	3.75 USD	10/26/23	20	(896,800)	(67,054)	(120,000)	(52,946)
NAT GAS EURO OPT APR 23	3.75 USD	11/27/23	20	(975,400)	(67,053)	(112,140)	(45,087)
NAT GAS EURO OPT AUG 23	3.50 USD	07/26/23	40	(1,665,200)	(112,107)	(181,160)	(69,053)
PHE 04302023 PHE P3.75	3.75 USD	03/28/23	160	(400,000)	(179,686)	(177,280)	2,406
PHE 04302023 PHE P4	4.00 USD	03/28/23	80	(200,000)	(118,043)	(115,260)	2,783

					$(7,010,778)	$(13,900,468)	$(6,889,690)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Cap Call OCT25	Goldman Sachs International	0.0102 USD	10/20/25	64,430,000	(64,430,000)	$(375,000)	$(534,391)	$(159,391)
Interest Rate Swaption 1Y by 1y EU 12/20/2023 to Pay Fixed 5.75% Receive SOFR 1Y BISL Adjst RFR	Morgan Stanley Co., Inc.	5.75 USD	12/20/23	1,549,295,775	(1,549,295,775)	—	(1,355,138)	(1,355,138)
Interest Rate Swaption 1Y by 1Y EU 12/20/2023 to Pay Fixed 6% Receive SOFR 1Y BISL Adjst RFR	Barclays Bank PLC	6.00 USD	12/20/23	1,999,976,000	(1,999,976,000)	—	(1,345,144)	(1,345,144)

						$(375,000)	(3,234,673)	$(2,859,673)

Total Options Written Outstanding						$(19,627,670)	$(19,586,893)	$40,777

Reverse Repurchase Agreements Outstanding at December 31, 2022

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital	3.90%	11/15/22	11/15/23	9,467,505	9,514,685
JPMorgan Chase Bank, N.A.	4.05%	12/09/22	12/09/23	8,746,089	8,767,736
JPMorgan Chase Bank, N.A.	4.05%	12/01/22	12/01/23	4,940,044	4,956,716
JPMorgan Chase Bank, N.A.	4.45%	12/28/22	01/04/23	25,330,566	25,339,959
JPMorgan Chase Bank, N.A.	4.50%	12/19/22	12/19/23	7,579,080	7,590,449

Total Reverse Repurchase Agreements Outstanding				$56,063,284	$56,169,545

Futures Contracts Outstanding at December 31, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Eurodollar	723	ICE	174,760,840 EUR	06/19/23	$(525,299)
3 Month Eurodollar	10	ICE	2,411,676 EUR	09/18/23	(3,801)
3 Month SOFR	1	CME	242,713 USD	09/14/27	(1,012)
90 Day Eurodollar	383	CME	90,740,106 USD	06/19/23	64,407
90 Day Eurodollar	33	CME	7,833,901 USD	09/18/23	(2,588)
90 Day Eurodollar	13	CME	3,096,058 USD	12/18/23	(1,733)
90 Day Eurodollar	8	CME	1,913,256 USD	03/18/24	(1,256)
90 Day Eurodollar	271	CME	65,433,430 USD	12/16/24	(122,430)
Aluminum	24	ICE	1,437,866 USD	03/15/23	(14,660)
Amsterdam Index	3	ICE	425,573 EUR	01/20/23	(12,613)
Australian 10-Year Bond	45	SFE	5,501,947 AUD	03/15/23	(201,723)
Brent Crude	45	ICE	3,586,947 USD	01/31/23	279,003
Brent Crude	150	ICE	12,436,639 USD	04/28/23	277,361
Brent Crude	5	ICE	405,005 USD	10/31/23	3,245
British Pound Currency	39	CME	2,977,682 USD	03/13/23	(32,207)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
CAC40 Index	7	Euronext	457,878 EUR	01/20/23	$(5,292)
Canadian Dollar Currency	34	CME	2,495,814 USD	03/14/23	17,466
CBOE Volatility Index	74	CFE	1,828,604 USD	02/15/23	(12,252)
Chicago CG Basis	28	ICE	71,775 USD	02/02/23	(11,749)
Chicago CG Basis	62	ICE	7,308 USD	03/02/23	(13,617)
Cocoa	257	ICE	6,623,400 USD	03/16/23	58,600
Coffee ‘C’	33	ICE	2,064,509 USD	03/21/23	5,828
Copper	7	COMEX	635,405 USD	03/29/23	31,433
Copper	138	COMEX	12,961,592 USD	05/26/23	198,433
Corn	1,060	CBOT	35,887,352 USD	05/12/23	46,648
Cotton No.2	60	ICE	2,569,403 USD	05/08/23	(65,903)
Crude Oil	80	ICE	24,022 USD	01/26/23	(21,622)
DAX Index	6	Eurex	2,153,497 EUR	03/17/23	(59,193)
DJIA mini E-CBOT	17	CBOT	2,826,931 USD	03/17/23	2,294
Dominion Sp	62	ICE	101,471 USD	03/02/23	(4,704)
Dominion Sp	31	ICE	96,654 USD	07/05/23	29,035
Dominion Sp	31	ICE	96,654 USD	08/02/23	23,804
Dominion Sp	30	ICE	93,536 USD	09/05/23	(22,339)
Dominion Sp	31	ICE	134,823 USD	10/03/23	1,523
Dow Jones U.S. Real Estate Index Futures	62	ICE	21,065 USD	03/02/23	(27,373)
Euro FX Currency	10	CME	1,336,777 USD	03/13/23	7,473
Euro Stoxx 50	445	Eurex	17,155,202 EUR	03/17/23	(333,929)
Euro-Bund	65	Eurex	9,228,381 EUR	03/08/23	(629,351)
FTSE 100 Index	109	ICE	8,119,584 GBP	03/17/23	22,192
FTSE China A50	283	SGX	3,705,796 USD	01/30/23	(3,024)
FTSE/MIB Index	3	IDEM	357,382 EUR	03/17/23	(1,886)
Gasoline RBOB	36	NYMEX	3,261,485 USD	01/31/23	485,705
Gasoline RBOB	18	NYMEX	1,821,490 USD	02/28/23	52,105
Globex Natural Gas	31	NYMEX	1,919,453 USD	01/26/23	(532,203)
Globex Natural Gas	63	NYMEX	3,249,908 USD	03/28/23	(782,198)
Globex Natural Gas	27	NYMEX	1,236,646 USD	04/25/23	(175,276)
Gold 100 OZ	14	COMEX	2,484,061 USD	02/24/23	72,619
Hang Seng China Enterprises Index	5	HKFE	4,970,900 HKD	01/30/23	1,006
Henry Hub	896	ICE	12,439,143 USD	01/27/23	(2,415,143)
Henry Hub	372	ICE	5,014,416 USD	02/24/23	(1,197,696)
Henry Hub	713	ICE	6,190,572 USD	12/29/25	3,233,505
Henry Hub	644	ICE	5,591,484 USD	01/28/26	2,582,486
Henry Hub	713	ICE	6,190,572 USD	02/25/26	2,108,748
Henry Hub	690	ICE	5,990,876 USD	03/27/26	988,474
Henry Hub	713	ICE	6,190,572 USD	04/28/26	928,733
Henry Hub	690	ICE	5,990,876 USD	05/27/26	1,035,049
Henry Hub	713	ICE	6,190,572 USD	06/26/26	1,221,063
Henry Hub	713	ICE	6,190,572 USD	07/29/26	1,274,538
Henry Hub	690	ICE	5,990,876 USD	08/27/26	1,216,174
Henry Hub	713	ICE	6,190,572 USD	09/28/26	1,426,050
Henry Hub	690	ICE	5,990,876 USD	10/28/26	1,944,124
Henry Hub	713	ICE	6,190,572 USD	11/25/26	2,793,228
Henry Swing	1	ICE	11,513 USD	01/03/23	(2,634)
Henry Swing	1	ICE	11,513 USD	01/03/23	(2,634)
Henry Swing	1	ICE	11,513 USD	01/04/23	(326)
Henry Swing	1	ICE	11,513 USD	01/05/23	(326)
Henry Swing	1	ICE	11,513 USD	01/06/23	(326)
Henry Swing	1	ICE	11,513 USD	01/09/23	(326)
Henry Swing	1	ICE	11,513 USD	01/09/23	(326)
Henry Swing	1	ICE	11,513 USD	01/09/23	(326)
Henry Swing	1	ICE	11,513 USD	01/10/23	(326)
Henry Swing	1	ICE	11,513 USD	01/11/23	(326)
Henry Swing	1	ICE	11,513 USD	01/12/23	(326)
Henry Swing	1	ICE	11,513 USD	01/13/23	(326)
Henry Swing	1	ICE	11,513 USD	01/17/23	(326)
Henry Swing	1	ICE	11,513 USD	01/17/23	(326)
Henry Swing	1	ICE	11,513 USD	01/17/23	(326)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Swing	1	ICE	11,513 USD	01/17/23	$(326)
Henry Swing	1	ICE	11,513 USD	01/18/23	(326)
Henry Swing	1	ICE	11,513 USD	01/19/23	(326)
Henry Swing	1	ICE	11,513 USD	01/20/23	(326)
Henry Swing	1	ICE	11,513 USD	01/23/23	(326)
Henry Swing	1	ICE	11,513 USD	01/23/23	(326)
Henry Swing	1	ICE	11,513 USD	01/23/23	(326)
Henry Swing	1	ICE	11,513 USD	01/24/23	(326)
Henry Swing	1	ICE	11,513 USD	01/25/23	(326)
Henry Swing	1	ICE	11,513 USD	01/26/23	(326)
Henry Swing	1	ICE	11,513 USD	01/27/23	(326)
Henry Swing	1	ICE	11,513 USD	01/30/23	(326)
Henry Swing	1	ICE	11,513 USD	01/30/23	(326)
Henry Swing	1	ICE	11,513 USD	01/30/23	(326)
Henry Swing	1	ICE	11,513 USD	01/31/23	(326)
Henry Swing	1	ICE	11,513 USD	02/01/23	(326)
HSC BASIS	31	ICE	67,398 USD	03/02/23	8,692
ICE 3 Month Sonia	304	ICE	72,518,274 GBP	12/19/23	(104,543)
ICE 3 Month Sonia	62	ICE	14,876,997 GBP	03/18/25	(16,982)
japan Yen Currency	2	CME	191,091 USD	03/13/23	1,584
Japanese 10-Year Bond	12	OSE	1,779,810,000 JPY	03/13/23	(261,277)
Lean Hogs	379	CME	14,470,643 USD	04/17/23	(23,163)
Live Cattle	2,520	CME	161,140,722 USD	04/28/23	1,953,678
Low Sulphar Gasoil	31	ICE	2,722,455 USD	02/10/23	86,145
Low Sulphar Gasoil	28	ICE	2,391,582 USD	04/12/23	2,418
Low Sulphar Gasoil	33	ICE	2,725,163 USD	05/11/23	22,912
Natural Gas	26	NYMEX	1,400,031 USD	01/27/23	(236,531)
Natural Gas	169	NYMEX	9,488,801 USD	03/29/23	(2,869,071)
Natural Gas	105	NYMEX	5,149,205 USD	03/29/23	(1,036,355)
Natural Gas	31	NYMEX	1,500,763 USD	04/26/23	(282,153)
Natural Gas	6	NYMEX	273,859 USD	04/26/23	(37,999)
Natural Gas	31	NYMEX	1,500,763 USD	05/26/23	(246,193)
Natural Gas	31	NYMEX	1,500,763 USD	06/28/23	(212,093)
Natural Gas	56	NYMEX	2,954,029 USD	07/27/23	(622,749)
Natural Gas	31	NYMEX	1,500,763 USD	08/29/23	(226,663)
Natural Gas	2	NYMEX	83,724 USD	08/29/23	(1,524)
Natural Gas	288	NYMEX	11,623,440 USD	09/27/23	397,680
Natural Gas	3	NYMEX	138,335 USD	10/27/23	(3,815)
Natural Gas	53	NYMEX	2,978,684 USD	11/28/23	(393,874)
Natural Gas	288	NYMEX	12,546,125 USD	12/27/23	2,179,315
Natural Gas	11	NYMEX	678,177 USD	12/27/23	(115,747)
Natural Gas	201	NYMEX	9,651,546 USD	01/29/24	281,874
Natural Gas	133	NYMEX	7,192,971 USD	01/29/24	(620,111)
Natural Gas	288	NYMEX	15,914,095 USD	02/27/24	(3,247,855)
Natural Gas	1	NYMEX	50,972 USD	02/27/24	(6,992)
Natural Gas	172	NYMEX	8,442,096 USD	03/26/24	(1,837,296)
Natural Gas	33	NYMEX	1,374,258 USD	03/26/24	(107,058)
Natural Gas	171	NYMEX	8,339,274 USD	04/26/24	(1,842,984)
Natural Gas	64	NYMEX	2,462,663 USD	04/26/24	(31,303)
Natural Gas	171	NYMEX	8,339,274 USD	05/29/24	(1,685,664)
Natural Gas	63	NYMEX	2,435,912 USD	05/29/24	15,418
Natural Gas	171	NYMEX	8,339,274 USD	06/26/24	(1,526,634)
Natural Gas	64	NYMEX	2,462,663 USD	06/26/24	87,097
Natural Gas	171	NYMEX	8,339,274 USD	07/29/24	(1,482,174)
Natural Gas	64	NYMEX	2,462,663 USD	07/29/24	103,737
Natural Gas	171	NYMEX	8,339,274 USD	08/28/24	(1,552,284)
Natural Gas	63	NYMEX	2,435,912 USD	08/28/24	64,558
Natural Gas	178	NYMEX	8,989,556 USD	09/26/24	(1,771,656)
Natural Gas	109	NYMEX	4,484,431 USD	09/26/24	(64,481)
Natural Gas	196	NYMEX	9,512,937 USD	10/29/24	(928,137)
Natural Gas	15	NYMEX	401,277 USD	10/29/24	255,723
Natural Gas	196	NYMEX	9,512,937 USD	11/26/24	44,023

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	116	NYMEX	5,506,205 USD	11/26/24	$149,955
Natural Gas	32	NYMEX	971,555 USD	12/27/24	683,805
Natural Gas	49	NYMEX	2,191,207 USD	12/27/24	343,563
Natural Gas	32	NYMEX	971,555 USD	01/29/25	623,005
Natural Gas	49	NYMEX	2,191,207 USD	01/29/25	250,463
Natural Gas	32	NYMEX	971,555 USD	02/26/25	486,045
Natural Gas	49	NYMEX	2,191,207 USD	02/26/25	40,743
Natural Gas	28	NYMEX	919,648 USD	03/27/25	187,752
Natural Gas	39	NYMEX	1,780,469 USD	03/27/25	(238,019)
Natural Gas	28	NYMEX	919,648 USD	04/28/25	177,672
Natural Gas	39	NYMEX	1,780,469 USD	04/28/25	(252,059)
Natural Gas	28	NYMEX	919,648 USD	05/28/25	203,152
Natural Gas	39	NYMEX	1,780,469 USD	05/28/25	(216,569)
Natural Gas	28	NYMEX	919,648 USD	06/26/25	227,232
Natural Gas	39	NYMEX	1,780,469 USD	06/26/25	(183,029)
Natural Gas	28	NYMEX	919,648 USD	07/29/25	238,712
Natural Gas	39	NYMEX	1,780,469 USD	07/29/25	(167,039)
Natural Gas	28	NYMEX	919,648 USD	08/27/25	235,912
Natural Gas	39	NYMEX	1,780,469 USD	08/27/25	(170,939)
Natural Gas	28	NYMEX	919,648 USD	09/26/25	263,912
Natural Gas	39	NYMEX	1,780,469 USD	09/26/25	(131,939)
Natural Gas	32	NYMEX	971,555 USD	10/29/25	484,765
Natural Gas	49	NYMEX	2,191,207 USD	10/29/25	38,783
Natural Gas	32	NYMEX	971,555 USD	11/25/25	624,285
Natural Gas	49	NYMEX	2,191,207 USD	11/25/25	252,423
Natural Gas	54	NYMEX	2,034,693 USD	12/29/26	827,307
Natural Gas	54	NYMEX	2,034,693 USD	01/27/27	708,507
Natural Gas	54	NYMEX	2,034,693 USD	02/24/27	494,667
Natural Gas	54	NYMEX	2,034,693 USD	03/29/27	162,567
Natural Gas	54	NYMEX	2,034,693 USD	04/28/27	148,527
Natural Gas	54	NYMEX	2,034,693 USD	05/26/27	192,267
Natural Gas	54	NYMEX	2,034,693 USD	06/28/27	237,087
Natural Gas	54	NYMEX	2,034,693 USD	07/28/27	254,907
Natural Gas	54	NYMEX	2,034,693 USD	08/27/27	254,367
Natural Gas	54	NYMEX	2,034,693 USD	09/28/27	299,187
Natural Gas	54	NYMEX	2,034,693 USD	10/27/27	480,087
Natural Gas	54	NYMEX	2,034,693 USD	11/26/27	709,587
New Zealand Dollar Currency	107	CME	6,798,081 USD	03/13/23	(10,001)
Nickel	6	ICE	1,056,623 USD	03/15/23	24,997
NNG Ventura Basis	62	ICE	13,229 USD	03/02/23	(12,067)
NY Harbor ULSD	15	NYMEX	1,931,650 USD	01/31/23	144,200
NY Harbor ULSD	16	NYMEX	2,029,834 USD	02/28/23	106,588
OMXS30 Index	12	Nasdaq OMX	2,513,620 SEK	01/20/23	(6,059)
Platinum	18	NYMEX	917,124 USD	04/26/23	57,486
S&P 500 E-mini	221	CME	43,329,110 USD	03/17/23	(665,060)
S&P TSX 60 Index	9	CDE	2,174,908 CAD	03/16/23	(51,025)
SGX Nifty 50	2	SGX	72,720 USD	01/25/23	172
Silver	11	COMEX	1,217,543 USD	03/29/23	104,657
Soyabean	414	CBOT	31,271,698 USD	05/12/23	399,302
Soyabean	966	CBOT	42,894,616 USD	05/12/23	1,637,984
Soyabean Oil	10	CBOT	383,417 USD	05/12/23	223
SPI 200	50	SFE	8,957,601 AUD	03/16/23	(148,153)
Sugar 11	1,814	ICE	38,418,898 USD	04/28/23	(385,848)
Swiss Franc Currency	12	CME	1,629,068 USD	03/13/23	6,232
Swiss Market Index	8	Eurex	864,495 CHF	03/17/23	(12,994)
Topix	55	OSE	1,071,415,950 JPY	03/09/23	(236,901)
Trans Z4 Basis	31	ICE	26,377 USD	03/02/23	(16,496)
Trans Z4 Index	31	ICE	9,327 USD	12/30/22	26,749
U.S. Treasury 10-Year Note	4,841	CBOT	551,083,114 USD	03/22/23	(7,453,942)
U.S. Treasury Long Bond	13	CBOT	1,694,859 USD	03/22/23	(65,390)
Wheat	131	CBOT	4,995,650 USD	03/14/23	191,950
WTI Crude	39	NYMEX	2,953,740 USD	01/20/23	176,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
WTI Crude	3	NYMEX	252,967 USD	05/22/23	$(12,367)
WTI Crude	4	NYMEX	315,634 USD	06/20/23	3,686
WTI Crude	14	NYMEX	1,073,012 USD	11/20/23	9,328
Zinc	18	ICE	1,331,123 USD	03/15/23	8,302

					$36,654

Short Futures
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/03/23	$(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/03/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/04/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/05/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/06/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/09/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/09/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/09/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/10/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/11/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/12/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/13/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/17/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/17/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/17/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/17/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/18/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/19/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/20/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/23/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/23/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/23/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/24/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/25/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/26/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/27/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/30/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/30/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/30/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	01/31/23	(1)
20 Year U.S. Treasury Bond	1	ICE	11,607 USD	02/01/23	(1)
3 Month Eurodollar	337	ICE	81,755,794 EUR	03/13/23	44,658
3 Month Eurodollar	27	ICE	6,552,904 EUR	12/18/23	49,499
3 Month Eurodollar	276	ICE	66,907,286 EUR	03/18/24	315,447
3 Month Eurodollar	367	ICE	89,069,557 EUR	06/17/24	381,596
3 Month Eurodollar	381	ICE	92,447,386 EUR	09/16/24	242,281
3 Month Eurodollar	174	ICE	42,339,262 EUR	12/16/24	191,677
3 Month SOFR	19	CME	4,520,063 USD	06/20/23	3,525
3 Month SOFR	17	CME	4,044,325 USD	09/19/23	5,125
3 Month SOFR	18	CME	4,291,127 USD	12/19/23	7,802
3 Month SOFR	1	CME	242,900 USD	09/16/25	925
3 Month SOFR	1	CME	242,763 USD	03/17/26	713
3 Month SOFR	1	CME	242,975 USD	06/16/26	950
90 Day Eurodollar	316	CME	74,905,447 USD	03/13/23	(85,303)
90 Day Eurodollar	42	CME	9,985,102 USD	06/19/23	27,427
90 Day Eurodollar	25	CME	5,932,885 USD	09/18/23	72
90 Day Eurodollar	39	CME	9,290,531 USD	12/18/23	7,556
90 Day Eurodollar	24	CME	5,735,892 USD	03/18/24	(108)
90 Day Eurodollar	463	CME	111,014,468 USD	06/17/24	(70,807)
90 Day Eurodollar	390	CME	93,864,726 USD	09/16/24	30,726
90 Day Eurodollar	2	CME	482,982 USD	12/16/24	982
90 Day Eurodollar	12	CME	2,890,394 USD	03/17/25	(4,156)
90 Day Eurodollar	11	CME	2,648,784 USD	06/16/25	(5,791)
90 Day Eurodollar	10	CME	2,409,961 USD	09/15/25	(3,914)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
90 Day Eurodollar	7	CME	1,687,161 USD	12/15/25	$(2,639)
90 Day Eurodollar	12	CME	2,886,681 USD	03/16/26	(9,819)
90 Day Eurodollar	4	CME	963,190 USD	06/15/26	(2,060)
90 Day Eurodollar	6	CME	1,443,397 USD	09/14/26	(4,103)
90 Day Eurodollar	3	CME	722,642 USD	12/14/26	(958)
90 Day Eurodollar	4	CME	962,490 USD	03/15/27	(2,060)
90 Day Eurodollar	5	CME	1,201,499 USD	06/14/27	(3,751)
90 Day Eurodollar	3	CME	719,192 USD	09/13/27	(3,695)
Australian 10-Year Bond	10	SFE	1,217,219 AUD	03/15/23	41,127
Australian dollar Currency	44	CME	2,954,655 USD	03/13/23	(49,885)
Brent Crude	23	ICE	1,843,604 USD	02/28/23	(126,346)
Brent Crude	13	ICE	1,076,789 USD	03/31/23	(31,721)
Brent Crude	9	ICE	727,964 USD	04/28/23	(34,876)
Brent Crude	11	ICE	876,417 USD	05/31/23	(49,783)
Brent Crude	124	ICE	9,733,851 USD	10/31/23	(390,749)
Brent Crude	5	NYMEX	383,241 USD	10/31/23	(25,009)
British Pound Currency	9	CME	677,720 USD	03/13/23	(2,005)
California Carbon Allowance Vintage Specific 2023	9,209	ICE	284,621,604 USD	12/22/23	5,128,454
Canadian Dollar Currency	62	CME	4,536,241 USD	03/14/23	(46,799)
CBOE Volatility Index	109	CFE	2,501,427 USD	01/18/23	(16,266)
CBOE Volatility Index	246	CFE	6,372,608 USD	03/22/23	136,385
CBOE Volatility Index	47	CFE	1,223,522 USD	04/19/23	7,378
CBOE Volatility Index	59	CFE	1,549,793 USD	05/17/23	3,993
CBOE Volatility Index	87	CFE	2,318,387 USD	06/21/23	26,459
Chicago CG Basis	30	ICE	10,151 USD	04/04/23	1,099
Cocoa	238	ICE	6,134,802 USD	05/15/23	(55,578)
Coffee ‘C’	48	ICE	2,995,662 USD	05/18/23	(9,438)
Copper	127	COMEX	11,922,797 USD	03/29/23	(175,541)
Corn	1,024	CBOT	34,691,799 USD	03/14/23	(47,401)
Cotton No.2	56	ICE	2,419,990 USD	03/09/23	85,630
Dominion Sp	28	ICE	60,876 USD	02/02/23	14,501
Dominion Sp	30	ICE	48,026 USD	04/04/23	2,224
Dominion SP	31	ICE	43,427 USD	03/04/24	7,335
Dow Jones U.S. Real Estate Index Futures	28	ICE	52,826 USD	02/02/23	14,326
E-mini Russell 2000	607	CME	55,641,780 USD	03/17/23	1,894,965
Euro BOBL	62	Eurex	7,264,718 EUR	03/08/23	94,433
Euro BOBL	15	Eurex	2,078,012 EUR	03/08/23	52,893
Euro BTP	6	Eurex	681,417 EUR	03/08/23	29,862
Euro FX Currency	120	CME	16,036,287 USD	03/13/23	(94,713)
Euro Stoxx 50	64	Eurex	2,465,698 EUR	03/17/23	46,348
Euro-Bund	41	Eurex	5,568,667 EUR	03/08/23	126,888
Euro-OAT	9	Eurex	1,211,505 EUR	03/08/23	70,441
Euro-Schatz	159	Eurex	16,761,506 EUR	03/08/23	(293)
Gasoline RBOB	17	NYMEX	1,715,930 USD	01/31/23	(53,576)
Globex Natural Gas	30	NYMEX	1,538,148 USD	02/23/23	306,948
Globex Natural Gas	9	NYMEX	412,185 USD	05/25/23	47,955
Globex Natural Gas	45	NYMEX	2,341,723 USD	06/27/23	471,073
Globex Natural Gas	41	NYMEX	2,028,129 USD	07/26/23	321,299
Globex Natural Gas	9	NYMEX	412,185 USD	08/28/23	42,285
Globex Natural Gas	13	NYMEX	595,378 USD	09/26/23	52,758
Globex Natural Gas	6	NYMEX	311,990 USD	10/26/23	42,950
Globex Natural Gas	6	NYMEX	311,990 USD	11/27/23	19,370
Globex Natural Gas	11	NYMEX	384,981 USD	12/26/23	(177,449)
Globex Natural Gas	11	NYMEX	384,981 USD	01/26/24	(158,639)
Globex Natural Gas	11	NYMEX	384,981 USD	02/26/24	(98,799)
Globex Natural Gas	20	NYMEX	779,966 USD	03/25/24	11,966
Globex Natural Gas	20	NYMEX	779,966 USD	04/25/24	20,166
Globex Natural Gas	20	NYMEX	779,966 USD	05/28/24	1,766
Globex Natural Gas	20	NYMEX	779,966 USD	06/25/24	(16,834)
Globex Natural Gas	20	NYMEX	779,966 USD	07/26/24	(22,034)
Globex Natural Gas	20	NYMEX	779,966 USD	08/27/24	(13,834)
Globex Natural Gas	20	NYMEX	779,966 USD	09/25/24	(31,034)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Globex Natural Gas	11	NYMEX	384,981 USD	10/28/24	$(96,819)
Globex Natural Gas	11	NYMEX	384,981 USD	11/25/24	(151,379)
Globex Natural Gas	26	NYMEX	1,008,155 USD	12/26/24	(336,825)
Globex Natural Gas	26	NYMEX	1,008,155 USD	01/28/25	(287,425)
Globex Natural Gas	26	NYMEX	1,008,155 USD	02/25/25	(176,145)
Globex Natural Gas	26	NYMEX	1,008,155 USD	03/26/25	(20,145)
Globex Natural Gas	26	NYMEX	1,008,155 USD	04/25/25	(10,785)
Globex Natural Gas	26	NYMEX	1,008,155 USD	05/27/25	(34,445)
Globex Natural Gas	26	NYMEX	1,008,155 USD	06/25/25	(56,805)
Globex Natural Gas	26	NYMEX	1,008,155 USD	07/28/25	(67,465)
Globex Natural Gas	26	NYMEX	1,008,155 USD	08/26/25	(64,865)
Globex Natural Gas	26	NYMEX	1,008,155 USD	09/25/25	(90,865)
Globex Natural Gas	26	NYMEX	1,008,155 USD	10/28/25	(175,105)
Globex Natural Gas	26	NYMEX	1,008,155 USD	11/24/25	(288,465)
Henry Hub	98	NYMEX	752,559 USD	01/26/23	(343,816)
Henry Hub	172	NYMEX	2,349,915 USD	02/23/23	585,195
Henry Hub	87	NYMEX	1,212,324 USD	03/28/23	360,376
Henry Hub	128	ICE	1,273,088 USD	03/28/23	19,648
Henry Hub	591	ICE	6,898,133 USD	03/29/23	1,110,765
Henry Hub	87	NYMEX	1,212,324 USD	04/25/23	357,331
Henry Hub	357	ICE	4,417,038 USD	04/26/23	908,620
Henry Hub	87	NYMEX	1,212,324 USD	05/25/23	332,101
Henry Hub	351	ICE	4,341,293 USD	05/26/23	790,050
Henry Hub	87	NYMEX	1,212,324 USD	06/27/23	308,176
Henry Hub	357	ICE	4,417,038 USD	06/28/23	706,915
Henry Hub	87	NYMEX	1,212,324 USD	07/26/23	306,871
Henry Hub	357	ICE	4,417,038 USD	07/27/23	701,560
Henry Hub	87	NYMEX	1,212,324 USD	08/28/23	318,399
Henry Hub	351	ICE	4,341,293 USD	08/29/23	734,768
Henry Hub	87	NYMEX	1,212,324 USD	09/26/23	304,479
Henry Hub	1,043	ICE	10,346,808 USD	09/27/23	(536,897)
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(426,291)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(510,786)
Henry Hub	317	ICE	4,001,848 USD	12/27/23	(50,205)
Henry Hub	1,093	ICE	12,029,049 USD	01/29/24	(1,474,966)
Henry Hub	1,127	ICE	12,336,261 USD	02/27/24	(55,104)
Henry Hub	170	NYMEX	1,109,124 USD	03/25/24	(522,876)
Henry Hub	656	ICE	8,162,426 USD	03/26/24	1,864,826
Henry Hub	170	NYMEX	1,109,124 USD	04/25/24	(505,451)
Henry Hub	681	ICE	8,401,819 USD	04/26/24	1,934,022
Henry Hub	170	NYMEX	1,109,124 USD	05/28/24	(544,551)
Henry Hub	656	ICE	8,162,426 USD	05/29/24	1,781,186
Henry Hub	170	NYMEX	1,109,124 USD	06/25/24	(584,076)
Henry Hub	681	ICE	8,401,819 USD	06/26/24	1,619,059
Henry Hub	170	NYMEX	1,109,124 USD	07/26/24	(595,126)
Henry Hub	681	ICE	8,401,819 USD	07/29/24	1,574,794
Henry Hub	170	NYMEX	1,109,124 USD	08/27/24	(577,701)
Henry Hub	656	ICE	8,162,426 USD	08/28/24	1,653,266
Henry Hub	170	NYMEX	1,109,124 USD	09/25/24	(614,251)
Henry Hub	681	ICE	8,401,819 USD	09/26/24	1,498,182
Henry Hub	1,170	ICE	12,574,861 USD	10/29/24	(236,639)
Henry Hub	1,189	ICE	12,741,540 USD	11/26/24	(1,752,370)
Henry Hub	6	NYMEX	59,695 USD	12/26/24	(17,900)
Henry Hub	155	ICE	1,724,472 USD	12/27/24	(280,066)
Henry Hub	6	NYMEX	59,695 USD	01/28/25	(15,050)
Henry Hub	140	ICE	1,557,588 USD	01/29/25	(186,462)
Henry Hub	6	NYMEX	59,695 USD	02/25/25	(8,630)
Henry Hub	155	ICE	1,724,472 USD	02/26/25	(40,591)
Henry Hub	6	NYMEX	59,695 USD	03/26/25	370
Henry Hub	150	ICE	1,668,844 USD	03/27/25	185,719
Henry Hub	6	NYMEX	59,695 USD	04/25/25	910
Henry Hub	155	ICE	1,724,472 USD	04/28/25	205,859

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	6	NYMEX	59,695 USD	05/27/25	$(455)
Henry Hub	150	ICE	1,668,844 USD	05/28/25	165,094
Henry Hub	6	NYMEX	59,695 USD	06/25/25	(1,745)
Henry Hub	155	ICE	1,724,472 USD	06/26/25	137,272
Henry Hub	6	NYMEX	59,695 USD	07/28/25	(2,360)
Henry Hub	155	ICE	1,724,472 USD	07/29/25	121,384
Henry Hub	6	NYMEX	59,695 USD	08/26/25	(2,210)
Henry Hub	150	ICE	1,668,844 USD	08/27/25	121,219
Henry Hub	6	NYMEX	59,695 USD	09/25/25	(3,710)
Henry Hub	155	ICE	1,724,472 USD	09/26/25	86,509
Henry Hub	6	NYMEX	59,695 USD	10/28/25	(8,570)
Henry Hub	150	ICE	1,668,844 USD	10/29/25	(37,781)
Henry Hub	6	NYMEX	59,695 USD	11/24/25	(15,110)
Henry Hub	155	ICE	1,724,472 USD	11/25/25	(207,991)
Henry Hub	1	ICE	10,424 USD	12/29/26	(2,826)
Henry Hub	4	ICE	41,697 USD	01/27/27	(9,103)
Henry Hub	1	ICE	10,424 USD	02/24/27	(1,286)
Henry Hub	2	ICE	20,848 USD	03/29/27	503
Henry Hub	1	ICE	10,424 USD	04/28/27	317
Henry Hub	2	ICE	20,848 USD	05/26/27	228
Henry Hub	1	ICE	10,424 USD	06/28/27	(93)
Henry Hub	1	ICE	10,424 USD	07/28/27	(176)
Henry Hub	2	ICE	20,848 USD	08/27/27	(347)
Henry Hub	1	ICE	10,424 USD	09/28/27	(381)
Henry Hub	2	ICE	20,848 USD	10/27/27	(2,437)
Henry Hub	1	ICE	10,424 USD	11/26/27	(2,281)
ICE 3 Month Sonia	180	ICE	42,935,980 GBP	09/19/23	34,431
ICE 3 Month Sonia	114	ICE	27,224,628 GBP	03/19/24	51,686
ICE 3 Month Sonia	91	ICE	21,779,796 GBP	06/18/24	61,984
ICE 3 Month Sonia	71	ICE	17,025,719 GBP	09/17/24	53,549
ICE 3 Month Sonia	276	ICE	66,328,126 GBP	12/17/24	273,375
Japan Yen Currency	4	CME	368,271 USD	03/13/23	(17,079)
Lean Hogs	312	CME	11,046,031 USD	02/14/23	101,071
Live Cattle	1,994	CME	124,517,210 USD	02/28/23	(1,423,830)
Long Gilt	2	ICE	206,389 GBP	03/29/23	7,966
Low Sulphur Gasoil	44	ICE	3,756,853 USD	02/10/23	(229,547)
Mexican Peso Currency	56	CME	1,396,552 USD	03/13/23	(20,808)
NASDAQ 100 E-Mini	17	CME	3,790,021 USD	03/17/23	42,456
Natural Gas	99	NYMEX	7,997,050 USD	01/27/23	3,566,800
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(17,649)
Natural Gas	163	NYMEX	8,160,606 USD	01/27/23	866,356
Natural Gas	53	NYMEX	2,351,109 USD	02/24/23	175,989
Natural Gas	1	NYMEX	6,769 USD	02/24/23	(3,491)
Natural Gas	162	NYMEX	8,695,741 USD	02/24/23	2,047,261
Natural Gas	2	NYMEX	13,546 USD	03/29/23	(6,039)
Natural Gas	180	NYMEX	8,734,031 USD	03/29/23	1,683,431
Natural Gas	1	NYMEX	6,769 USD	04/26/23	(3,059)
Natural Gas	88	NYMEX	4,122,064 USD	04/26/23	662,784
Natural Gas	2	NYMEX	13,546 USD	05/26/23	(6,689)
Natural Gas	77	NYMEX	3,602,954 USD	05/26/23	486,764
Natural Gas	1	NYMEX	6,769 USD	06/28/23	(3,624)
Natural Gas	80	NYMEX	4,454,978 USD	06/28/23	1,129,378
Natural Gas	87	NYMEX	5,132,850 USD	07/27/23	1,511,040
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(3,639)
Natural Gas	4	NYMEX	199,653 USD	07/27/23	33,133
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(7,004)
Natural Gas	73	NYMEX	3,295,991 USD	08/29/23	295,691
Natural Gas	183	NYMEX	10,741,785 USD	09/27/23	3,103,365
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(3,657)
Natural Gas	2	NYMEX	82,806 USD	09/27/23	(674)
Natural Gas	39	NYMEX	1,613,483 USD	10/27/23	(135,277)
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(8,865)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	13	NYMEX	692,965 USD	10/27/23	$110,045
Natural Gas	19	NYMEX	570,517 USD	11/28/23	(356,113)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(5,415)
Natural Gas	25	NYMEX	1,354,723 USD	11/28/23	135,473
Natural Gas	94	NYMEX	5,363,854 USD	12/27/23	557,634
Natural Gas	54	NYMEX	2,857,317 USD	12/27/24	63,897
Natural Gas	141	NYMEX	5,123,357 USD	12/29/25	(2,331,313)
Natural Gas	33	NYMEX	1,472,942 USD	12/29/25	(271,768)
Natural Gas	141	NYMEX	5,123,357 USD	01/28/26	(2,035,213)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	(202,868)
Natural Gas	141	NYMEX	5,123,357 USD	02/25/26	(1,441,603)
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	(63,938)
Natural Gas	141	NYMEX	5,123,357 USD	03/27/26	(581,503)
Natural Gas	33	NYMEX	1,472,942 USD	03/27/26	137,762
Natural Gas	141	NYMEX	5,123,357 USD	04/28/26	(508,183)
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	154,522
Natural Gas	141	NYMEX	5,123,357 USD	05/27/26	(619,573)
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	128,852
Natural Gas	141	NYMEX	5,123,357 USD	06/26/26	(739,423)
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	100,402
Natural Gas	141	NYMEX	5,123,357 USD	07/29/26	(781,723)
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	90,502
Natural Gas	141	NYMEX	5,123,357 USD	08/27/26	(767,623)
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	94,202
Natural Gas	141	NYMEX	5,123,357 USD	09/28/26	(901,573)
Natural Gas	33	NYMEX	1,472,542 USD	09/28/26	62,452
Natural Gas	141	NYMEX	5,123,357 USD	10/28/26	(1,362,643)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	(45,458)
Natural Gas	141	NYMEX	5,123,357 USD	11/25/26	(1,983,043)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	(190,658)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(438,100)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(321,500)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	(111,620)
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	214,330
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	228,110
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	185,180
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	141,190
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	123,700
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	124,230
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	80,240
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	(97,310)
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	(322,560)
NY Harbor ULSD	11	NYMEX	1,430,421 USD	01/31/23	(91,869)
Palladium	10	NYMEX	1,816,481 USD	03/29/23	18,481
S+P Mid 400 EMINI	2	CME	485,477 USD	03/17/23	(3,043)
Soyabean	405	CBOT	30,478,679 USD	03/14/23	(382,321)
Soyabean	885	CBOT	39,998,414 USD	03/14/23	(1,685,086)
Soyabean Oil	9	CBOT	349,089 USD	03/14/23	3,111
Sugar 11	1,326	ICE	29,928,699 USD	02/28/23	166,895
Swiss Franc Currency	22	CME	2,987,480 USD	03/13/23	(10,570)
Trans Z4 Basis	30	ICE	12,724 USD	04/04/23	4,286
U.S. Treasury 10-Year Note	140	CBOT	15,858,808 USD	03/22/23	137,245
U.S. Treasury 10-Year Ultra	81	CBOT	9,731,888 USD	03/22/23	151,107
U.S. Treasury 2-Year Note	90	CBOT	18,469,007 USD	03/31/23	11,976
U.S. Treasury 5-Year Note	448	CBOT	48,873,815 USD	03/31/23	521,315
U.S. Treasury Long Bond	422	CBOT	54,217,543 USD	03/22/23	1,322,480
U.S. Treasury Ultra Bond	72	CBOT	10,042,196 USD	03/22/23	371,696
VSTOXX	277	Eurex	616,286 EUR	01/18/23	8,854
VSTOXX	573	Eurex	1,347,117 EUR	03/22/23	25,142
Wheat	162	CBOT	6,260,694 USD	05/12/23	(209,181)
WTI Crude	6	NYMEX	468,763 USD	02/21/23	(13,937)
WTI Crude	13	NYMEX	1,001,164 USD	03/21/23	(45,726)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
WTI Crude	24	NYMEX	1,854,943 USD	04/20/23	(75,857)
WTI Crude	23	NYMEX	1,724,568 USD	05/22/23	(120,032)

					$17,920,753

Total Futures Contracts Outstanding					$17,957,407

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2022

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,100,000	USD	399,391	State Street Bank and Trust Company	01/04/23	$(1,645)
CNY	4,500,000	USD	646,840	State Street Bank and Trust Company	01/31/23	1,840
CZK	55,300,000	USD	2,390,214	State Street Bank and Trust Company	01/31/23	53,068
EUR	299,000	USD	318,679	Morgan Stanley Capital Services, Inc.	01/13/23	1,585
EUR	658,429	USD	703,904	Morgan Stanley & Co., Inc.	03/15/23	4,291
HKD	5,131,000	USD	659,482	State Street Bank and Trust Company	01/31/23	(1,690)
IDR	160,668,300,000	USD	10,265,856	State Street Bank and Trust Company	01/31/23	52,270
INR	300,000,000	USD	3,611,708	State Street Bank and Trust Company	01/31/23	9,689
JPY	2,600,000	USD	19,081	State Street Bank and Trust Company	01/31/23	799
KRW	5,769,500,000	USD	4,418,535	State Street Bank and Trust Company	01/31/23	148,139
PEN	2,370,000	USD	616,947	State Street Bank and Trust Company	01/31/23	5,551
PHP	9,500,000	USD	170,618	State Street Bank and Trust Company	01/31/23	(247)
PLN	1,000,000	USD	223,554	State Street Bank and Trust Company	01/31/23	4,375
SEK	38,590,727	USD	3,750,121	State Street Bank and Trust Company	01/31/23	(45,652)
SGD	6,577,500	USD	4,791,495	State Street Bank and Trust Company	01/31/23	121,756
THB	74,500,000	USD	2,155,814	State Street Bank and Trust Company	01/31/23	1,269
USD	17,471,675	AUD	25,996,000	State Street Bank and Trust Company	02/16/23	(258,135)
USD	2,271,189	AUD	3,367,419	State Street Bank and Trust Company	01/31/23	(23,965)
USD	387,841	BRL	2,100,000	State Street Bank and Trust Company	01/04/23	(9,905)
USD	397,156	BRL	2,100,000	State Street Bank and Trust Company	02/02/23	1,558
USD	3,795,647	CHF	3,535,000	State Street Bank and Trust Company	01/31/23	(38,849)
USD	447,290	CLP	387,800,000	State Street Bank and Trust Company	01/31/23	(8,870)
USD	3,310,676	CNY	23,068,000	State Street Bank and Trust Company	01/31/23	(14,603)
USD	478,271	COP	2,329,300,000	State Street Bank and Trust Company	01/31/23	106
USD	3,019,787	EUR	3,045,000	State Street Bank and Trust Company	01/25/23	(244,307)
USD	157,404	EUR	158,000	Citibank N.A.	02/01/23	(12,041)
USD	2,264,249	EUR	2,178,000	Citibank N.A.	02/21/23	(74,722)
USD	1,937,768	EUR	1,834,000	Morgan Stanley Capital Services, Inc.	01/13/23	(26,666)
USD	706,450	EUR	658,429	Morgan Stanley & Co., Inc.	03/15/23	(1,745)
USD	111,888	GBP	97,000	Citibank N.A.	02/01/23	(5,467)
USD	1,400,556	GBP	1,147,000	Citibank N.A.	03/07/23	11,750
USD	23,178,045	GBP	19,031,000	State Street Bank and Trust Company	03/21/23	127,113
USD	792,622	HUF	318,000,000	State Street Bank and Trust Company	01/31/23	(53,339)
USD	192,611	IDR	3,000,000,000	State Street Bank and Trust Company	01/31/23	(49)
USD	3,002,087	ILS	10,285,000	State Street Bank and Trust Company	01/31/23	72,098
USD	7,439,146	INR	616,300,000	State Street Bank and Trust Company	01/31/23	(410)
USD	1,986,214	KRW	2,600,000,000	State Street Bank and Trust Company	01/31/23	(71,737)
USD	320,118	MXN	6,400,000	State Street Bank and Trust Company	01/31/23	(6,763)
USD	1,895,655	NOK	18,913,334	State Street Bank and Trust Company	01/31/23	(37,188)
USD	1,442,541	PHP	80,400,000	State Street Bank and Trust Company	01/31/23	662
USD	807,600	SGD	1,100,000	State Street Bank and Trust Company	01/31/23	(14,076)
USD	303,649	THB	10,500,000	State Street Bank and Trust Company	01/31/23	(370)
USD	194,609	TRY	3,700,000	State Street Bank and Trust Company	01/31/23	704
USD	15,583,008	TWD	474,300,000	State Street Bank and Trust Company	01/31/23	108,720
USD	412,849	ZAR	7,300,000	State Street Bank and Trust Company	01/31/23	(15,824)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(240,922)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	20,000,000 USD	$1,169,072	$1,144,000	$25,072
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	50,000,000 USD	2,922,680	2,890,000	32,680
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	2,900,000 USD	169,515	175,740	(6,225)
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	8,000,000 USD	467,629	478,000	(10,371)
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	5,800,000 USD	339,031	344,520	(5,489)
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	3,900,000 USD	227,969	231,270	(3,301)
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	12,000,000 USD	701,443	708,600	(7,157)
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	9,500,000 USD	555,309	543,400	11,909
CDX.EM.38	1.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	9,500,000 USD	555,309	549,100	6,209

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$7,107,957	$7,064,630	$43,327

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39	5.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	5,000,000 USD	$29,203	$96,500	$(67,297)
CDX.NA.HY.39	5.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	4,125,000 USD	24,093	(29,180)	53,273
CDX.NA.IG.39	1.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	30,937,500 USD	264,059	319,761	(55,702)
CDX.NA.IG.39	1.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	20,000,000 USD	159,432	42,742	116,690
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	5,800,000 EUR	61,972	(187,530)	249,502
iTraxx Europe Main Series 38	1.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	24,650,000 EUR	113,241	(205,268)	318,509

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$652,000	$37,025	$614,975

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at December 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	1.00%	3M	12/20/2027	Goldman Sachs International	3,900,000 USD	$(44,661)	$(50,725)	$6,064
Republic of China	1.00%	3M	12/20/2027	Goldman Sachs International	7,700,000 USD	(88,177)	(86,534)	(1,643)
Republic of China	1.00%	3M	12/20/2027	JPMorgan Chase Bank, N.A.	2,000,000 USD	(22,903)	(21,648)	(1,255)
Republic of China	1.00%	3M	12/20/2024	Morgan Stanley Capital Services LLC	5,900,000 USD	(69,582)	(59,634)	(9,948)
Republic of China	1.00%	3M	12/20/2027	Citigroup Global Markets, Inc.	1,900,000 USD	(21,758)	21,072	(42,830)
Republic of China	1.00%	3M	12/20/2027	Citigroup Global Markets, Inc.	1,000,000 USD	(11,452)	13,727	(25,179)
Republic of China	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	12,800,000 USD	(146,580)	(14,665)	(131,915)
Republic of China	1.00%	3M	12/20/2027	Goldman Sachs International	4,350,000 USD	(49,814)	(45,050)	(4,764)
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	7,000,000 USD	(23,913)	(66,403)	42,490
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	13,600,000 USD	(46,460)	(128,116)	81,656
Republic of Indonesia	1.00%	3M	12/20/2027	Goldman Sachs International	15,000,000 USD	(742)	100,116	(100,858)
Republic of Indonesia	1.00%	3M	12/20/2027	Citigroup Global Markets, Inc.	8,400,000 USD	(416)	57,922	(58,338)
Republic of Qatar	1.00%	3M	12/20/2027	Goldman Sachs International	10,000,000 USD	(229,952)	(187,073)	(42,879)
Republic of Saudi Arabia	1.00%	3M	12/20/2027	Goldman Sachs International	1,400,000 USD	(23,972)	(16,364)	(7,608)
Republic of Saudi Arabia	1.00%	3M	12/20/2027	Goldman Sachs International	10,000,000 USD	(171,226)	(179,966)	8,740
Republic of Turkey	1.00%	3M	12/20/2027	Goldman Sachs International	700,000 USD	111,664	107,796	3,868
Republic of Turkey	1.00%	3M	12/20/2027	Goldman Sachs International	150,000 USD	23,928	26,898	(2,970)
Republic of Turkey	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000 USD	606,175	757,598	(151,423)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(209,841)	$228,951	$(438,792)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at December 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Brazil	1.00%	3M	12/20/2027	Barclays Bank PLC	1,500,000	USD	$(96,826)	$(114,882)	$18,056
Republic of Brazil	1.00%	3M	12/20/2027	JPMorgan Chase Bank, N.A.	2,000,000	USD	(129,101)	(136,222)	7,121
Republic of Brazil	1.00%	3M	12/20/2027	Goldman Sachs International	4,100,000	USD	(264,657)	(290,280)	25,623
Republic of Brazil	1.00%	3M	12/20/2027	Goldman Sachs International	3,100,000	USD	(200,107)	(218,228)	18,121
Republic of Brazil	1.00%	3M	12/20/2027	Goldman Sachs International	3,100,000	USD	(200,107)	(227,276)	27,169
Republic of Brazil	1.00%	3M	12/20/2027	Goldman Sachs International	2,000,000	USD	(129,101)	(146,228)	17,127
Republic of South Africa	1.00%	3M	12/20/2027	Goldman Sachs International	12,100,000	USD	(765,479)	(834,594)	69,115
Republic of Turkey	1.00%	3M	12/20/2027	Citigroup Global Markets, Inc.	700,000	USD	(111,663)	(115,670)	4,007
Republic of Turkey	1.00%	3M	12/20/2027	Barclays Bank PLC	3,950,000	USD	(630,103)	(599,678)	(30,425)
United Mexican States	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	6,000,000	USD	(80,778)	(81,859)	1,081
United Mexican States	1.00%	3M	12/20/2027	Goldman Sachs International	3,850,000	USD	(51,832)	(50,848)	(984)

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)							$(2,659,754)	$(2,815,765)	$156,011

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	1M	10/17/2057	Goldman Sachs International	229,000 USD	$3,285	$962	$2,323
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	978,015	453,501	524,514
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	190,925	374,805	(183,880)
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	7,363,000 USD	1,275,664	71,578	1,204,086
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs International	38,000 USD	545	351	194
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs International	38,000 USD	545	427	118
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Goldman Sachs International	177,000 USD	33,382	5,120	28,262

Total OTC Credit Default Swaps on Index (Buy Protection)						$2,482,361	$906,744	$1,575,617

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	1,096,000	USD	$(189,886)	$(30,005)	$(159,881)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	18,066,000	USD	(3,129,993)	(682,643)	(2,447,350)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000	USD	(1,138,720)	(620,026)	(518,694)
CMBX.NA.BBB-.8	2.00%	1M	12/16/72	Morgan Stanley Capital Services LLC	NR	603,000	USD	(52,071)	(41,396)	(10,675)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	246,000	USD	(3,529)	(941)	(2,588)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	A	132,000	USD	(1,894)	(1,374)	(520)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	NR	398,000	USD	(5,710)	(5,212)	(498)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	981,000	USD	(155,991)	(53,982)	(102,009)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	232,000	USD	(36,891)	(5,855)	(31,036)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	2,160,000	USD	(343,467)	(114,150)	(229,317)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	34,000	USD	(488)	(523)	35
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	J.P. Morgan Securities LLC	BBB-	177,000	USD	(33,382)	(910)	(32,472)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(5,092,022)	$(1,557,017)	$(3,535,005)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

OTC Total Return Swaps Outstanding at December 31, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1Life Healthcare, Inc.	07/24/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,694,333 USD	$(39,371)
5I5J Holding Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	5,651 USD	(113)
5I5J Holding Group Co., Ltd.	12/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	107,303 USD	(3,192)
Activision Blizzard, Inc.	01/02/24	M	4.82%	JPMorgan Chase Bank, N.A.	4,370,505 USD	38,009
ADD Industry Zhejiang Corp., Ltd.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	261,388 USD	(2,599)
AECC Aviation Power Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	605 USD	3
Aerojet Rocketdyne Holdings, Inc.	12/23/24	M	4.82%	JPMorgan Chase Bank, N.A.	7,315,020 USD	20,311
AIMA Technology Group Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	93,844 USD	(147)
Aimer Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,343 USD	5
Albertsons Cos., Inc.	10/16/24	M	4.82%	JPMorgan Chase Bank, N.A.	5,449,618 USD	(62,341)
Ally Financial, Inc.	05/23/23	M	1.00%	Morgan Stanley Capital Services LLC	699,730 USD	12,230
Altra Industrial Motion Corp.	10/30/24	M	4.82%	JPMorgan Chase Bank, N.A.	5,714,875 USD	12,461
An Hui Wenergy Co., Ltd.	07/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	158,606 USD	3,150
Anhui Anke Biotechnology Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	65,539 USD	301
Anhui Expressway Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	12,890 USD	149
Anhui Guangxin Agrochemical Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	173,602 USD	217
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd.	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	24,431 USD	185
Anhui Huaheng Biotechnology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	49,319 USD	(187)
Anhui Jiuhuashan Tourism Development Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	5,597 USD	129
Anhui Kouzi Distillery Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	75,512 USD	(20)
Anhui Tatfook Technology Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	365,360 USD	1,671
Anhui Xinhua Media Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	336,238 USD	2,592
Anhui Xinli Finance Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	31,091 USD	(71)
Anhui Yingjia Distillery Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	241,389 USD	(264)
Anjoy Foods Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	910,934 USD	(436)
Antong Holdings Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	181,765 USD	(3,722)
Antong Holdings Co., Ltd.	12/18/24	M	1.00%	JPMorgan Chase Bank, N.A.	163,110 USD	(2,673)
Anyang Iron & Steel, Inc.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	583,713 USD	(11,818)
Anzheng Fashion Group Co., Ltd.	12/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	126,054 USD	(10,054)
Aotecar New Energy Technology Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	11,485 USD	850
Aotecar New Energy Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,932 USD	965
Appotronics Corp., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	8,050 USD	(261)
Archermind Technology Nanjing Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	695 USD	(22)
Arcplus Group PLC	11/25/24	M	4.72%	JPMorgan Chase Bank, N.A.	611,095 USD	(16,917)
Arctech Solar Holding Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	471,065 USD	(5,371)
Asia Cuanon Technology Shanghai Co., Ltd.	12/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	160,404 USD	(6,487)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Avary Holding Shenzhen Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	653,208 USD	$849
Avary Holding Shenzhen Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	25,436 USD	(174)
AVIC Electromechanical Systems Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	78,536 USD	254
Bank of Chengdu Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	98,993 USD	1,148
Bank of Hangzhou Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	577,587 USD	15,479
Bank of Jiangsu Co., Ltd.	08/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	107,058 USD	2,108
Bank of Nanjing Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	101,139 USD	637
Bank of Ningbo Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	444 USD	23
Beihai Gofar Chuanshan Biological Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	46,961 USD	179
Beijing Caishikou Department Store Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	65,612 USD	1,164
Beijing Capital Development Co., Ltd.	12/09/24	M	4.72%	JPMorgan Chase Bank, N.A.	129,403 USD	1,558
Beijing Capital Eco-Environment Protection Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	42,556 USD	(14)
Beijing Dabeinong Technology Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	660,968 USD	14,754
Beijing Dalong Weiye Real Estate Development Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	6,291 USD	8
Beijing E-Hualu Information Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	720,471 USD	3,335
Beijing Gehua CATV Network Co., Ltd.	12/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	97,217 USD	1,493
Beijing GeoEnviron Engineering & Technology, Inc.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	27,761 USD	124
Beijing Jingneng Power Co., Ltd.	05/15/24	M	1.00%	JPMorgan Chase Bank, N.A.	451,606 USD	10,529
Beijing Kaiwen Education Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	53,654 USD	474
Beijing Originwater Technology Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	70,118 USD	(308)
Beijing Shengtong Printing Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	105,521 USD	(120)
Beijing Shunxin Agriculture Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	149,994 USD	1,000
Beijing Tiantan Biological Products Corp., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	441,038 USD	(7)
Beijing Tongyizhong New Material Technology Corp.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	22,852 USD	10
Beijing Ultrapower Software Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	9,775 USD	214
Beijing Ultrapower Software Co., Ltd.	07/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	526,702 USD	26,685
Beijing United Information Technology Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	966,188 USD	47,760
Beijing Vastdata Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	341,829 USD	(2,172)
Beijing VRV Software Corp., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,545 USD	121
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	188,951 USD	393
Berry Genomics Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	166,361 USD	(3,542)
Berry Genomics Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	364,066 USD	(7,570)
Bestway Marine & Energy Technology Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	110,943 USD	(195)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bethel Automotive Safety Systems Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	23,824 USD	$1,431
Black Knight, Inc.	05/13/24	M	4.82%	JPMorgan Chase Bank, N.A.	2,182,103 USD	82,517
Bozhon Precision Industry Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	47,645 USD	901
Bright Real Estate Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,827 USD	114
BrightGene Bio-Medical Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	226,325 USD	943
Brother Enterprises Holding Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	60,360 USD	(1,134)
Caida Securities Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	34,392 USD	(200)
Cashway Fintech Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	83,437 USD	(1,354)
Central China Securities Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	400,260 USD	3,708
CETC Digital Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	82,734 USD	(9,158)
Changhong Meiling Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	77,255 USD	(40)
Changjiang & Jinggong Steel Building Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	56,331 USD	149
ChangjiangRunfa Health Industry Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	36,037 USD	(164)
ChangYuan Technology Group Ltd.	08/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	617,125 USD	(11,432)
Changzhou Tenglong Auto Parts Co., Ltd.	11/06/24	M	1.00%	JPMorgan Chase Bank, N.A.	48,994 USD	(651)
Chemclin Diagnostics Co., Ltd.	11/06/24	M	1.00%	JPMorgan Chase Bank, N.A.	362,823 USD	(11,633)
Chengdu Kanghong Pharmaceutical Group Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	223 USD	2
Chengdu Yunda Technology Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	98 USD	1
Chengxin Lithium Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	689,872 USD	(23,307)
China Aluminum International Engineering Corp., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	13,577 USD	42
China Animal Husbandry Industry Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	100,108 USD	1,187
China Calxon Group Co., Ltd.	12/09/24	M	4.72%	JPMorgan Chase Bank, N.A.	193,149 USD	(7,838)
China CSSC Holdings Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	324 USD	(3)
China Design Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	36,216 USD	94
China Development Bank	05/18/23	M	6.95%	Morgan Stanley Capital Services LLC	33,706,101 CNY	(10,699)
China Greatwall Technology Group Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	589,203 USD	(4,350)
China Hainan Rubber Industry Group Co., Ltd.	12/31/24	M	1.00%	JPMorgan Chase Bank, N.A.	16,447 USD	123
China Haisum Engineering Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	623,638 USD	(30,134)
China Life Insurance Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	234,051 USD	5,167
China Merchants Energy Shipping Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	232,280 USD	1,236
China Merchants Energy Shipping Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	504,794 USD	(3,023)
China National Accord Medicines Corp., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	75,368 USD	(1,561)
China National Electric Apparatus Research Institute Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	32,031 USD	(91)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	64,788 USD	$603
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd.	12/02/24	M	4.72%	JPMorgan Chase Bank, N.A.	561,290 USD	(859)
China Oilfield Services Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	134,898 USD	2,480
China Pacific Insurance Group Co., Ltd.	04/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	69,809 USD	1,793
China Railway Prefabricated Construction Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	77,581 USD	(1,168)
China Reform Culture Holdings Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	554,677 USD	(20,147)
China South Publishing & Media Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	44,404 USD	101
China Southern Airlines Co., Ltd.	11/19/24	M	4.72%	JPMorgan Chase Bank, N.A.	107 USD	2
China Southern Power Grid Energy Storage Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	84,751 USD	3,200
China Testing & Certification International Group Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	477,250 USD	7,078
China Vanke Co., Ltd.	11/25/24	M	4.72%	JPMorgan Chase Bank, N.A.	687,028 USD	869
Chison Medical Technologies Co., Ltd.	10/28/24	M	4.72%	JPMorgan Chase Bank, N.A.	82,416 USD	(272)
CHN Energy Changyuan Electric Power Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	740,200 USD	11,275
Chongqing Dima Industry Co., Ltd.	09/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	717,734 USD	(22,291)
Chongqing Gas Group Corp., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,362 USD	12
Chongqing Lummy Pharmaceutical Co., Ltd.	12/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	55,131 USD	(1,146)
Chongqing Water Group Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	75,322 USD	244
Chongqing Zaisheng Technology Corp Ltd	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	548,247 USD	(11,338)
Chr Hansen Holding	12/16/24	M	2.52%	JPMorgan Chase Bank, N.A.	31,490,412 DKK	(74,064)
CIG Shanghai Co., Ltd.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	101,015 USD	(2,062)
CIMC Vehicles Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	32,369 USD	764
Cisen Pharmaceutical Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	226,966 USD	(2,397)
Citychamp Dartong Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	95,939 USD	(2,070)
Clenergy Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	25,653 USD	(56)
CNHTC Jinan Truck Co., Ltd.	12/18/24	M	1.00%	JPMorgan Chase Bank, N.A.	218 USD	(4)
CoCreation Grass Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	142,796 USD	9,051
Commodity Index Swap - MSCY2HGP	12/23/22	M	1.00%	Morgan Stanley & Co. LLC	7,402 USD	583
Commodity Index Swap - MSCY2LAP	12/23/22	M	1.00%	Morgan Stanley & Co. LLC	7,162 USD	(24,970)
COSCO SHIPPING Energy Transportation Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	25,444 USD	210
COSCO SHIPPING Energy Transportation Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	778,464 USD	(62,921)
COSCO SHIPPING Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	12,760 USD	57
Cowen, Inc.	08/06/24	M	4.82%	JPMorgan Chase Bank, N.A.	4,894,344 USD	(1,267)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CQ Pharmaceutical Holding Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	76,196 USD	$(51)
CSPC Innovation Pharmaceutical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	5,106 USD	(112)
CTS International Logistics Corp., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	404,862 USD	2,077
Dalian Bio-Chem Co., Ltd.	08/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	234 USD	19
Danhua Chemical Technology Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	105,721 USD	(2,064)
Dareway Software Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	220,288 USD	(5,242)
Datang International Power Generation Co., Ltd.	12/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	117,382 USD	3,381
Dazhong Transportation Group Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	59,598 USD	(81)
DB Fixed Income Index Swap - DBMBSUN	12/23/22	M	1.00%	Deutsche Bank AG	283,735 USD	(148,195)
DeHua TB New Decoration Materials Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	158 USD	(2)
Deppon Logistics Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	816,542 USD	29,938
Dlg Exhibitions & Events Corp., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	18,829 USD	472
Dongguan Chitwing Technology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	3,299 USD	(12)
Duolun Technology Corp., Ltd.	11/06/24	M	1.00%	JPMorgan Chase Bank, N.A.	510,649 USD	7,266
Duzhe Publishing & Media Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	54,961 USD	(236)
Eastroc Beverage Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,572 USD	255
Electric Connector Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,365 USD	6
Electricite de France S.A.	10/14/24	M	2.40%	JPMorgan Chase Bank, N.A.	3,903,846 EUR	(1,740)
EMIS Group PLC	06/19/24	M	3.98%	JPMorgan Chase Bank, N.A.	4,152,203 GBP	(5,357)
Eoptolink Technology Inc., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	75,314 USD	1,214
Euronav NV	07/15/24	M	4.82%	JPMorgan Chase Bank, N.A.	4,658,668 USD	(140,529)
Evo Payments, Inc.	08/05/24	M	4.82%	JPMorgan Chase Bank, N.A.	2,599,667 USD	7,705
FAWER Automotive Parts Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	31,346 USD	(586)
FAWER Automotive Parts Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	77,149 USD	(1,260)
Feilong Auto Components Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	319 USD	4
Financial Street Holdings Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	123,510 USD	(5,017)
First Horizon Corp.	03/01/24	M	4.82%	JPMorgan Chase Bank, N.A.	4,992,267 USD	(10,168)
First Tractor Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	107,273 USD	(2,753)
First Tractor Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	350,878 USD	2,506
Foryou Corp.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	309,679 USD	(11,966)
Foshan Electrical and Lighting Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	193,160 USD	(867)
Foxconn Industrial Internet Co., Ltd.	10/29/24	M	4.72%	JPMorgan Chase Bank, N.A.	136,393 USD	151
Frontier Biotechnologies, Inc.	11/20/24	M	1.00%	JPMorgan Chase Bank, N.A.	3 USD	—
Fujian Aonong Biological Technology Group Inc., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	426,542 USD	1,041
Fujian Sunner Development Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	87,489 USD	2,137
Fujian Sunner Development Co., Ltd.	12/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	691,305 USD	14,450
Fushun Special Steel Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	234,069 USD	(430)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ganfeng Lithium Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	776 USD	$(26)
Gansu Yatai Industrial Development Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	20,591 USD	373
GD Power Development Co., Ltd.	12/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	806,832 USD	7,771
Gemdale Corp.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	7,526 USD	(21)
Gemdale Corp.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	567,811 USD	(11,700)
GEPIC Energy Development Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	2,376 USD	54
Getein Biotech, Inc.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	16,071 USD	(248)
Giantec Semiconductor Corp.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,270 USD	49
Ginlong Technologies Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	2,544 USD	47
Goldlok Holdings Guangdong Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	123,956 USD	3,096
Goldman Sachs Fusion Swap	12/29/22	M	1.00%	Goldman Sachs International	48,650,042 USD	(216,968)
Gotion High-tech Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	223,978 USD	(8,325)
Grace Fabric Technology Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	2,447 USD	(9)
Grandjoy Holdings Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	32,924 USD	69
Great Wall Motor Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,561 USD	(39)
Greenland Holdings Corp., Ltd.	12/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	477,182 USD	(2,811)
GS Equity Index Swap - GSCBBXC3	12/23/22	M	1.00%	Goldman Sachs International	119,833 USD	(195,660)
GS Equity Index Swap - GSCBBXE2	12/23/22	M	1.00%	Goldman Sachs International	100,657 USD	(88,757)
GS Equity Index Swap - GSXAT02I	12/23/22	M	1.00%	Goldman Sachs International	341,931 USD	1,661,785
Guangdong Baolihua New Energy Stock Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	88,801 USD	1,335
Guangdong Dongpeng Holdings Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	301,576 USD	(15,180)
Guangdong Dongpeng Holdings Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	78,417 USD	(3,002)
Guangdong Electric Power Development Co., Ltd.	11/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	585,314 USD	59,926
Guangdong Ellington Electronics Technology Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	632,373 USD	(7,618)
Guangdong Fangyuan New Materials Group Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	733,608 USD	(41,644)
Guangdong Green Precision Components Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	181,543 USD	(1,915)
Guangdong Guanhao High-Tech Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	695,406 USD	(7,363)
Guangdong Hongda Holdings Group Co., Ltd.	09/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	130,508 USD	(2,733)
Guangdong Huate Gas Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	33,822 USD	356
Guangdong Hybribio Biotech Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	176,776 USD	(3,954)
Guangdong Lyric Robot Automation Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	37,892 USD	346
Guangdong Meiyan Jixiang Hydropower Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	267 USD	2
Guangdong Shenglu Telecommunication Tech Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	87,564 USD	724

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Shenglu Telecommunication Tech Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	21,123 USD	$330
Guangdong Topstar Technology Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	4,579 USD	26
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	08/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	252,828 USD	(3,738)
Guangdong Zhongnan Iron & Steel Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	52,393 USD	(737)
Guanglian Aviation Industry Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	29,982 USD	2,667
Guanglian Aviation Industry Co., Ltd.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	72,562 USD	6,780
Guangshen Railway Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	371,703 USD	7,768
Guangshen Railway Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	47,474 USD	1,605
Guangxi Guiguan Electric Power Co., Ltd.	11/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	437,556 USD	16,835
Guangxi LiuYao Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,926 USD	(46)
Guangzhou Baiyun Electric Equipment Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	596,069 USD	(6,137)
Guangzhou Development Group, Inc.	11/25/24	M	4.72%	JPMorgan Chase Bank, N.A.	798,614 USD	2,610
Guangzhou Guangri Stock Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	21,542 USD	(16)
Guangzhou Port Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	54,849 USD	387
Guangzhou Sanfu New Materials Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	269,180 USD	(10,936)
Guangzhou Wondfo Biotech Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	18,850 USD	(512)
Guangzhou Wondfo Biotech Co., Ltd.	12/30/24	M	1.00%	JPMorgan Chase Bank, N.A.	142,371 USD	(9,879)
Guangzhou Zhujiang Brewery Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,498 USD	33
Guangzhou Zhujiang Brewery Co., Ltd.	12/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	317,591 USD	887
Guizhou Bailing Group Pharmaceutical Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	489,246 USD	(54,113)
Guizhou Chanhen Chemical Corp.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,192 USD	184
Guizhou Salvage Pharmaceutical Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	58,090 USD	(382)
Guizhou Sanli Pharmaceutical Co., Ltd.	12/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	578,540 USD	(9,733)
Guizhou Tyre Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	208,493 USD	(196)
Guobang Pharma Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	67,138 USD	639
Guoguang Electric Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	305,073 USD	3,799
Hailir Pesticides and Chemicals Group Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	11,640 USD	117
Hainan Drinda New Energy Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	272,085 USD	(493)
Hainan Expressway Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	49,586 USD	507
Hainan Haide Capital Management Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	223,516 USD	2,554
Hainan Haide Capital Management Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	23,761 USD	326
Hainan Huluwa Pharmaceutical Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	93,667 USD	(1,488)
Hainan Poly Pharm Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	5,682 USD	(7)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Haisco Pharmaceutical Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	29,090 USD	$36
Hangcha Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,571 USD	3
Hangzhou Haoyue Personal Care Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	6,615 USD	100
Hangzhou Hopechart IoT Technology Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	10,159 USD	100
Hangzhou Jiebai Group Co., Ltd.	11/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	158,705 USD	5,324
Hangzhou Lion Electronics Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	27,484 USD	92
Hangzhou Lion Electronics Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	601 USD	12
Hangzhou Onechance Tech Corp.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	53,219 USD	962
Hanyu Group Joint-Stock Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	26,546 USD	(66)
Haohua Chemical Science & Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	323,095 USD	349
Harbin Air Conditioning Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,443 USD	244
Harbin Electric Corp Jiamusi Electric Machine Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,209 USD	(48)
Harbin Gloria Pharmaceuticals Co., Ltd.	12/31/24	M	1.00%	JPMorgan Chase Bank, N.A.	46,904 USD	(500)
Harbin Xinguang Optic-Electronics Technology Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	44,317 USD	(278)
Healthcare Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	21,647 USD	5
Hebei Hengshui Laobaigan Liquor Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	111,725 USD	1,140
Hebei Huatong Wires & Cables Group Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	460,547 USD	2,330
Heilongjiang Transportation Development Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	55,525 USD	2,890
Henan Ancai Hi-Tech Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	138,434 USD	(2,227)
Henan Dayou Energy Co., Ltd.	12/02/24	M	4.72%	JPMorgan Chase Bank, N.A.	268,087 USD	(5,613)
Henan Lingrui Pharmaceutical Co.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	39,246 USD	896
Henan Taloph Pharmaceutical Stock Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	297,726 USD	(4,228)
Henan Tong-DA Cable Co., Ltd.	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	39,385 USD	53
Henan Yicheng New Energy Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	616,797 USD	(1,827)
Henan Zhongfu Industry Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	207,144 USD	(4,014)
Hengbao Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	32,792 USD	(68)
Hengdian Group DMEGC Magnetics Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	860,596 USD	(8,471)
Hengli Petrochemical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	133,466 USD	(1,661)
Henglin Home Furnishings Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,496 USD	199
Hengtong Optic-electric Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	1,078,558 USD	(11,856)
Hexing Electrical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	257 USD	(4)
Hexing Electrical Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	20,739 USD	528
Hisense Home Appliances Group Co., Ltd.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	297,877 USD	(440)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hisense Visual Technology Co., Ltd.	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	343,688 USD	$1,059
Hitevision Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	148,157 USD	(794)
HMT Xiamen New Technical Materials Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	51,573 USD	88
HNA Technology Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	99,286 USD	360
Honz Pharmaceutical Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	205,643 USD	(3,789)
Horizon Therapeutics Plc	12/16/24	M	4.82%	JPMorgan Chase Bank, N.A.	5,746,445 USD	39,147
Hoshine Silicon Industry Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	330,961 USD	718
Huaan Securities Co., Ltd.	09/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	29,940 USD	565
Huadian Power International Corp Ltd	12/02/24	M	4.72%	JPMorgan Chase Bank, N.A.	242,867 USD	6,232
Huaihe Energy Group Co., Ltd.	11/27/24	M	1.00%	JPMorgan Chase Bank, N.A.	646,067 USD	(4,643)
Huaneng Lancang River Hydropower, Inc.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	235,232 USD	2,405
Huangshan Tourism Development Co., Ltd.	12/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	234,863 USD	3,931
Huapont Life Sciences Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	2 USD	—
Huaren Pharmaceutical Co., Ltd.	12/31/24	M	1.00%	JPMorgan Chase Bank, N.A.	125,119 USD	(695)
Huayi Brothers Media Corp.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	52,507 USD	360
Huayu Automotive Systems Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	242,987 USD	2,566
Hubei Donper Electromechanical Group Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	217,002 USD	918
Hubei Jumpcan Pharmaceutical Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	403,216 USD	939
Hunan Baili Engineering Sci & Tech Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	613,414 USD	(14,492)
Hunan Corun New Energy Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	688,636 USD	(3,321)
Hunan Haili Chemical Industry Co., Ltd.	11/05/24	M	1.00%	JPMorgan Chase Bank, N.A.	714,760 USD	(26,891)
Hunan Heshun Petroleum Co., Ltd.	09/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	113,153 USD	438
Hytera Communications Corp., Ltd.	11/27/24	M	1.00%	JPMorgan Chase Bank, N.A.	113,188 USD	(355)
IAA, Inc.	11/12/24	M	1.00%	JPMorgan Chase Bank, N.A.	7,091,089 USD	299,311
IFE Elevators Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	7,596 USD	46
IKD Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	433,625 USD	(8,742)
Industrial Securities Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	4,452 USD	6
INESA Intelligent Tech, Inc.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	547,231 USD	8,444
InfoVision Optoelectronics Kunshan Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,092 USD	(23)
Inner Mongolia Dazhong Mining Co., Ltd.	12/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	32,635 USD	(3,061)
Inner Mongolia Furui Medical Science Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	54,437 USD	386
Innovation Medical Management Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	69,929 USD	(1,556)
Innovation New Material Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,096 USD	(103)
Insigma Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	28,132 USD	59
Inventronics Hangzhou, Inc.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	6,341 USD	(2)
IReader Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	33,283 USD	901
iRobot Corp.	08/07/24	M	4.82%	JPMorgan Chase Bank, N.A.	3,627,972 USD	9,068

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
J.P. Morgan Equity Index Swap - AIJPLT2U	12/15/22	M	1.00%	J.P. Morgan Securities LLC	79,449 USD	$(900,157)
Jangho Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	147,608 USD	(1,329)
JC Finance & Tax Interconnect Holdings Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	123,939 USD	725
JCHX Mining Management Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	118,088 USD	168
Jee Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	560,462 USD	379
Jiajiayue Group Co., Ltd.	12/11/24	M	1.00%	JPMorgan Chase Bank, N.A.	587,157 USD	8,503
Jiangshan Oupai Door Industry Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	19,160 USD	271
Jiangsu Akcome Science & Technology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	329,261 USD	5,194
Jiangsu Akcome Science & Technology Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	358,105 USD	3,654
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	111,045 USD	(845)
Jiangsu Changbao Steeltube Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	393,972 USD	1,085
Jiangsu Changshu Automotive Trim Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	488,570 USD	4,083
Jiangsu Cnano Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	274,016 USD	(5,479)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	10/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	426,039 USD	(12,197)
Jiangsu Etern Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	621,549 USD	3,432
Jiangsu Feiliks International Logistics, Inc.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	26,985 USD	(14)
Jiangsu Financial Leasing Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	24,984 USD	5
Jiangsu Hengrui Pharmaceuticals Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	514,245 USD	656
Jiangsu High Hope International Group Corp.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	583,665 USD	14,066
Jiangsu Kuangshun Photosensitivity New-Material Stock Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,349 USD	(7)
Jiangsu Lanfeng Bio-chemical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	15,945 USD	119
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	47,275 USD	1,008
Jiangsu Linyang Energy Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	84,542 USD	(146)
Jiangsu Lopal Tech., Co.,	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	35,095 USD	(462)
Jiangsu Nata Opto-electronic Material Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	28,524 USD	(108)
Jiangsu Pacific Quartz Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	32,682 USD	(568)
Jiangsu Sanfame Polyester Material Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	38,213 USD	(1,121)
Jiangsu Sanfangxiang Industry	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	31,820 USD	(917)
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	30,971 USD	942
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	640,441 USD	(8,233)
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	171,287 USD	(717)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
JiangSu WuZhong Pharmaceutical Development Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	198,984 USD	$(683)
Jiangsu Xinquan Automotive Trim Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	676,331 USD	18,529
Jiangsu Xinri E-Vehicle Co., Ltd.	09/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	497,276 USD	(3,879)
Jiangsu Yoke Technology Co., Ltd.	11/05/24	M	1.00%	JPMorgan Chase Bank, N.A.	123,249 USD	2,827
Jiangsu Zhongtian Technology Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	681,010 USD	28,720
Jiangxi Black Cat Carbon Black Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	142,336 USD	(7,857)
Jiangxi Black Cat Carbon Black Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,436 USD	(25)
Jiangxi Guotai Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	168,939 USD	727
Jianmin Pharmaceutical Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	338,598 USD	212
Jiayou International Logistics Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	134,803 USD	1,414
Jilin Expressway Co., Ltd.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	203,916 USD	2,371
Jilin Liyuan Precision Manufacturing Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	36,698 USD	(390)
Jinan High-tech Development Co., Ltd.	12/02/24	M	1.00%	JPMorgan Chase Bank, N.A.	71,564 USD	(646)
Jinan Shengquan Group Share Holding Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	383,220 USD	(1,986)
Jinduicheng Molybdenum Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	894,113 USD	(1,076)
Jing-Jin Electric Technologies Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	684 USD	(2)
Jingwei Textile Machinery Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,911 USD	95
Jinyuan EP Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,458 USD	(64)
Jinyuan EP Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	141,832 USD	(2,006)
Jinzai Food Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	22,221 USD	674
Jinzhou Jixiang Molybdenum Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	347,371 USD	(12,877)
Jishi Media Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,822 USD	53
JL Mag Rare-Earth Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	125 USD	6
Joinn Laboratories China Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	295,409 USD	7,913
Jointo Energy Investment Co., Ltd. Hebei	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	591,619 USD	7,263
Jointown Pharmaceutical Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	77,939 USD	(281)
Jolywood Suzhou Sunwatt Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	391,229 USD	5,722
Juneyao Grand Healthy Drinks Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	102,377 USD	822
Keboda Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,961 USD	24
Keda Industrial Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	39,537 USD	(85)
Kehua Holdings Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	33,648 USD	(77)
Kexin Development Co., Ltd. Shan Xi	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	18,050 USD	(203)
KingClean Electric Co., Ltd.	12/09/24	M	4.72%	JPMorgan Chase Bank, N.A.	48,626 USD	(2,643)
Kingfa Sci & Tech Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	419,658 USD	1,998
Kingsemi Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	196,110 USD	(252)
Kuang-Chi Technologies Co., Ltd.	11/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	107,533 USD	3,376

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kunming Longjin Pharmaceutical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	117,660 USD	$(1,264)
Kunshan Kersen Science & Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,387 USD	12
Kunshan Kinglai Hygienic Materials Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	88,195 USD	(359)
Kunwu Jiuding Investment Holdings Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	22,412 USD	124
L&K Engineering Suzhou Co., Ltd.	12/31/24	M	1.00%	JPMorgan Chase Bank, N.A.	93,130 USD	(3,571)
Lakeland Bancorp, Inc.	10/01/24	M	4.82%	JPMorgan Chase Bank, N.A.	392,985 USD	(2,219)
Lanpec Technologies Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,079 USD	15
Lecron Industrial Development Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	488,497 USD	(3,183)
Leedarson IoT Technology, Inc.	09/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	626,322 USD	(36,481)
Lets Holdings Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	13,095 USD	(26)
LHC Group, Inc.	04/02/24	M	4.82%	JPMorgan Chase Bank, N.A.	5,394,099 USD	(30,518)
LianChuang Electronic Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	37,571 USD	(25)
Lingyi iTech Guangdong Co.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	223,149 USD	(1,233)
Lingyuan Iron & Steel Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	195,147 USD	(4,787)
Liuzhou Chemical Industry Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	15,437 USD	203
LONGi Green Energy Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	616 USD	(8)
Longmaster Information & Technology Co., Ltd.	12/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	179,642 USD	(1,607)
Longshine Technology Group Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	305,621 USD	(7,146)
Longxing Chemical Industry Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	92,890 USD	(522)
Lu Thai Textile Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	41,492 USD	441
Luoyang Xinqianglian Slewing Bearing Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	773 USD	(6)
Lushang Health Industry Development Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	100,883 USD	1,031
Luyin Investment Group Co., Ltd.	12/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	572,522 USD	(14,452)
Luzhou Laojiao Co., Ltd.	12/27/24	M	1.00%	JPMorgan Chase Bank, N.A.	53,044 USD	1,802
Malion New Materials Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	173,921 USD	(2,992)
Mango Excellent Media Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	330,564 USD	223
Maoming Petro-Chemical Shihua Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	42,190 USD	140
Meridian Bioscience, Inc.	07/10/24	M	4.82%	JPMorgan Chase Bank, N.A.	5,136,128 USD	(6,179)
Metro Land Corp., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	3,842 USD	(62)
Micro Focus International PLC	08/29/24	M	3.98%	JPMorgan Chase Bank, N.A.	1,360,359 GBP	13,783
Minmetals Capital Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,598 USD	9
Monalisa Group Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	45,431 USD	(168)
Montage Technology Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	73,250 USD	(1,210)
MS Alpha Swap	12/28/23	M	1.00%	Morgan Stanley Capital Services LLC	131,265,739 USD	529,473
MS Alpha Swap	08/14/24	M	1.00%	Morgan Stanley Capital Services LLC	161,103,390 USD	(639,644)
MS Alpha Swap	12/27/23	M	1.00%	Morgan Stanley Capital Services LLC	54,489,200 USD	(585,630)
MS Equity Index Swap - MS22COM3	12/27/22	M	1.00%	Morgan Stanley Capital Services LLC	126,160 USD	(114,288)
Myovant Sciences Ltd.	10/28/24	M	4.82%	JPMorgan Chase Bank, N.A.	788,476 USD	(1,460)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MYS Group Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	110,432 USD	$1,598
Nacity Property Service Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,410 USD	14
Nanhua Futures Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	50,019 USD	41
Nanjing Cosmos Chemical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	3,958 USD	543
Nanjing OLO Home Furnishing Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,002 USD	(17)
Nanjing Tanker Corp.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	528,730 USD	13,157
Nanning Chemicals	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	38,339 USD	(7)
Nantong Acetic Acid Chemical Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	503,396 USD	(11,387)
Nantong Jianghai Capacitor Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	34,221 USD	(433)
Nantong Jianghai Capacitor Co., Ltd.	10/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	151,544 USD	4,203
Nantong Jiangshan Agrochemical & Chemical LLC	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	296,345 USD	1,043
Nantong Jiangshan Agrochemical & Chemical LLC	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	4,292 USD	147
National Silicon Industry Group Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	387,741 USD	(1,175)
NAURA Technology Group Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	424,583 USD	(3,262)
NBTM New Materials Group Co., Ltd.	09/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	203,147 USD	(3,232)
Neusoft Corp.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	45,146 USD	(347)
New Hope Dairy Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	481,913 USD	15,185
New York Community Bancorp, Inc.	12/04/24	M	4.82%	JPMorgan Chase Bank, N.A.	2,587 USD	(41)
Neway Valve Suzhou Co., Ltd.	11/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	299,858 USD	6,236
Ningbo Boway Alloy Material Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	868,326 USD	13,665
Ningbo Changhong Polymer Scientific & Technical, Inc.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	30,560 USD	(294)
Ningbo Deye Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	734,578 USD	(875)
Ningbo Fubang Jingye Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,346 USD	16
Ningbo Joyson Electronic Corp.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	486,281 USD	5,652
Ningbo Lehui International Engineering Equipment Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	5,507 USD	(214)
Ningbo Menovo Pharmaceutical Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	265,597 USD	360
Ningbo Orient Wires & Cables Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	910 USD	27
Ningbo Sanxing Medical Electric Co., Ltd.	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	577,282 USD	49,433
Ningbo Shenglong Automotive Powertrain System Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	43,142 USD	(16)
Ningbo Tuopu Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	583,082 USD	1,732
Ningbo Xusheng Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	139,245 USD	(114)
Ningbo Yongxin Optics Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,029 USD	(177)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Zhoushan Port Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	51 USD	$—
NKY Medical Holdings Ltd.	12/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	76,675 USD	2,696
Noble Corp. PLC	10/09/24	M	4.82%	JPMorgan Chase Bank, N.A.	19,015 USD	4,704
Noblelift Intelligent Equipment Co., Ltd.	11/25/24	M	4.72%	JPMorgan Chase Bank, N.A.	490,150 USD	6,610
North China Pharmaceutical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	192,834 USD	(2,354)
North Copper ShanXi Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	41,442 USD	(702)
Novogene Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,002 USD	183
NYOCOR Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	60,418 USD	612
Oceanwide Holdings Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	50,805 USD	(673)
Oceanwide Holdings Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	462,149 USD	(13,338)
Offshore Oil Engineering Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	292,595 USD	7,427
Offshore Oil Engineering Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	500,801 USD	19,447
Olympic Circuit Technology Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	410,700 USD	323
Olympic Circuit Technology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	23,145 USD	(597)
Oppein Home Group, Inc.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	180,156 USD	(91)
OZ Minerals Ltd.	12/27/24	M	3.41%	JPMorgan Chase Bank, N.A.	742,403 AUD	695
Pendal Group Ltd.	09/18/24	M	3.41%	JPMorgan Chase Bank, N.A.	3,343,708 AUD	36,942
People’s Insurance Co., Group of China Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	619,751 USD	9,124
Perfect Group Corp., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	50,279 USD	(1,175)
Petpal Pet Nutrition Technology Co., Ltd.	10/09/24	M	4.72%	JPMorgan Chase Bank, N.A.	111,563 USD	(357)
Piesat Information Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	49,193 USD	3
PKU Healthcare Corp., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	74,225 USD	(593)
PNC Process Systems Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,880 USD	185
Pnm Resources, Inc.	10/23/24	M	4.82%	JPMorgan Chase Bank, N.A.	6,624,874 USD	(4,071)
Porton Pharma Solutions Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	5,164 USD	124
Puyang Refractories Group Co., Ltd.	09/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	504,620 USD	(13,159)
Pylon Technologies Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	699,641 USD	(387)
Qianhe Condiment and Food Co., Ltd.	11/12/24	M	4.72%	JPMorgan Chase Bank, N.A.	202,059 USD	310
Qiming Information Technology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	50,937 USD	54
Qingdao Gaoce Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	166,551 USD	(360)
Qingdao Huicheng Environmental Technology Group Co., Ltd.	12/31/24	M	1.00%	JPMorgan Chase Bank, N.A.	11,709 USD	(427)
Qingdao Port International Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	26,807 USD	873
Qingdao Port International Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	570,655 USD	6,428
Qingdao Topscomm Communication, Inc.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	563,871 USD	7,558
Qinhuangdao Port Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	125,947 USD	1,432
Qinhuangdao Port Co., Ltd.	11/05/24	M	4.72%	JPMorgan Chase Bank, N.A.	476,419 USD	(489)
Quectel Wireless Solutions Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	118,185 USD	739
Red Avenue New Materials Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	95,529 USD	264

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Red Avenue New Materials Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	421,236 USD	$(3,913)
Renhe Pharmacy Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	7,157 USD	(123)
Renhe Pharmacy Co., Ltd.	12/27/24	M	1.00%	JPMorgan Chase Bank, N.A.	696,685 USD	(63,055)
Repsol S.A	05/27/24	M	1.89%	Morgan Stanley Capital Services LLC	467,063 EUR	3,560
Risen Energy Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	244,069 USD	(928)
RiseSun Real Estate Development Co., Ltd.	11/19/24	M	4.72%	JPMorgan Chase Bank, N.A.	111,398 USD	(5,234)
Riyue Heavy Industry Co., Ltd.	11/19/24	M	4.72%	JPMorgan Chase Bank, N.A.	366,583 USD	2,232
Rizhao Port Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	126,034 USD	1,626
Ruida Futures Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	193 USD	(1)
Runner Xiamen Corp.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	18,276 USD	2
Sai Micro Electronics, Inc.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	120,342 USD	(430)
Sai Micro Electronics, Inc.	12/31/24	M	1.00%	JPMorgan Chase Bank, N.A.	25,987 USD	(686)
Sangfor Technologies, Inc.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	74,902 USD	(427)
Sanjiang Shopping Club Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	71,833 USD	169
Sanxiang Advanced Materials Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	383,491 USD	(1,553)
SDIC Power Holdings Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	123,895 USD	269
Shahe Industrial Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	37,301 USD	(215)
Shan Xi Hua Yang New Materials Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,336 USD	2
Shandong Bohui Paper Industrial Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,811 USD	73
Shandong Buchang Pharmaceuticals Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	400,233 USD	(6,417)
Shandong Buchang Pharmaceuticals Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	298,830 USD	(8,972)
Shandong Cynda Chemical Co., Ltd.	10/08/24	M	4.72%	JPMorgan Chase Bank, N.A.	708,888 USD	1,189
Shandong Daye Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	10,477 USD	14
Shandong Gold Phoenix Group Co., Ltd.	11/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	109,702 USD	641
Shandong Huifa Foodstuff Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	279,542 USD	5,142
Shandong Jinjing Science & Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	161,552 USD	(1,678)
Shandong Jinling Mining Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	18,098 USD	186
Shandong Linglong Tyre Co., Ltd.	08/14/24	M	1.00%	JPMorgan Chase Bank, N.A.	59,524 USD	(14)
Shandong Publishing & Media Co., Ltd.	11/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	230,454 USD	7,405
Shandong Sacred Sun Power Sources Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	99,059 USD	(182)
Shandong Xiantan Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	143,497 USD	(3)
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	59,303 USD	682
Shang Gong Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,353 USD	210
Shanghai Aiko Solar Energy Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	141,827 USD	5,064
Shanghai Aiko Solar Energy Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	31,291 USD	1,351
Shanghai Baosight Software Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	743,439 USD	188
Shanghai Carthane Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	693 USD	1

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai CEO Environmental Protection Technology Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,813 USD	$(17)
Shanghai Challenge Textile Co., Ltd.	12/11/24	M	1.00%	JPMorgan Chase Bank, N.A.	333,116 USD	(22,622)
Shanghai Construction Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	34,631 USD	2
Shanghai Feilo Acoustics Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	31,388 USD	(769)
Shanghai Foreign Service Holding Group Co., Ltd.	07/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	99,142 USD	(1,756)
Shanghai Foreign Service Holding Group Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	325,287 USD	(4,360)
Shanghai Fudan Forward S & T Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,251 USD	(23)
Shanghai Guangdian Electric Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	23,427 USD	126
Shanghai Haixin Group Co.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	752 USD	5
Shanghai International Airport Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	854 USD	(24)
Shanghai Jiaoda Onlly Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	200,356 USD	(6,904)
Shanghai Kaibao Pharmaceutical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	407,096 USD	(4,079)
Shanghai Kinlita Chemical Co., Ltd.	12/18/24	M	1.00%	JPMorgan Chase Bank, N.A.	117,794 USD	(2,225)
Shanghai Labway Clinical Laboratory Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	213,402 USD	(706)
Shanghai Labway Clinical Laboratory Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	416,711 USD	(7,682)
Shanghai Maling Aquarius Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	258,820 USD	6,154
Shanghai No 1 Pharmacy Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	310,562 USD	(965)
Shanghai Pret Composites Co., Ltd.	12/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	107,954 USD	3,443
Shanghai Putailai New Energy Technology Co., Ltd.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	25,783 USD	(404)
Shanghai Runda Medical Technology Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	50,017 USD	(134)
Shanghai Shenda Co., Ltd.	11/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	157,723 USD	(2,003)
Shanghai Wondertek Software Corp., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	49,721 USD	139
Shanghai Xinhua Media Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	3,051 USD	33
Shanghai Xintonglian Packaging Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,945 USD	1
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,736 USD	(8)
Shanghai Yaoji Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	58,833 USD	182
Shanghai Yongguan Adhesive Products Corp., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	16,357 USD	(57)
Shanghai Yongli Belting Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	36,311 USD	(532)
Shanghai Yuyuan Tourist Mart Group Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	145,509 USD	852
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	23,312 USD	(637)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Zhonggu Logistics Co., Ltd.	12/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	184,430 USD	$(3,509)
Shanghai Zijiang Enterprise Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	4,690 USD	(15)
Shanghai Zijiang Enterprise Group Co., Ltd.	11/25/24	M	4.72%	JPMorgan Chase Bank, N.A.	332,704 USD	1,674
Shanxi Antai Group Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	156,517 USD	(1,733)
Shanxi Coking Coal Energy Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	50,336 USD	275
Shanxi Lu’an Environmental Energy Development Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	254 USD	(11)
Shanxi Tond Chemical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	12,468 USD	(30)
Shaw Communications, Inc.	03/17/23	M	5.22%	JPMorgan Chase Bank, N.A.	8,550,363 CAD	501,487
Shenghe Resources Holding Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	110,766 USD	(2)
Shenzhen Baoming Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	56,413 USD	(528)
Shenzhen Bioeasy Biotechnology Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	186,580 USD	(19,906)
Shenzhen Bioeasy Biotechnology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	122,935 USD	(6,067)
Shenzhen Center Power Tech Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	156,683 USD	(2,987)
Shenzhen Colibri Technologies Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	503,116 USD	8,567
Shenzhen Das Intellitech Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	397,464 USD	4,644
Shenzhen Deren Electronic Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	100,954 USD	(639)
Shenzhen Everwin Precision Technology Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	148,439 USD	(2,369)
Shenzhen Gongjin Electronics Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	69,010 USD	63
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	12/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	280,939 USD	2,246
Shenzhen Invt Electric Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	71,328 USD	33
Shenzhen Jieshun Science And Technology Industry Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	22,114 USD	(105)
Shenzhen Jinxinnong Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,856 USD	339
Shenzhen Kangtai Biological Products Co., Ltd.	12/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	435 USD	19
Shenzhen Kexin Communication Technologies Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	149,072 USD	1,161
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	11/06/24	M	1.00%	JPMorgan Chase Bank, N.A.	81,469 USD	2,495
Shenzhen Kinwong Electronic Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	10,718 USD	55
Shenzhen Kstar Science and Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	42,131 USD	126
Shenzhen Liantronics Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	24,548 USD	(132)
Shenzhen New Nanshan Holding Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	132,004 USD	(6,058)
Shenzhen New Nanshan Holding Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	539,687 USD	(36,174)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Properties & Resources Development Group Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	57,314 USD	$205
Shenzhen SED Industry Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	79,721 USD	(590)
Shenzhen Silver Basis Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	73,559 USD	2,005
Shenzhen Sinexcel Electric Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	178,544 USD	(2,079)
Shenzhen Sunway Communication Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	60,445 USD	829
Shenzhen Tagen Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	11,825 USD	(357)
Shenzhen Tagen Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	51,903 USD	(986)
Shenzhen Topband Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	1,286 USD	56
Shenzhen Topband Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	109,120 USD	969
Shenzhen United Winners Laser Co., Ltd.	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	871,936 USD	27,428
Shenzhen World Union Group, Inc.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	212,506 USD	(6,020)
Shenzhen World Union Group, Inc.	12/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	362,713 USD	(5,966)
Shenzhen Xunjiexing Technology Corp., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,656 USD	(9)
Shenzhen Yan Tian Port Holding Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	111,927 USD	2,284
Shenzhen Ysstech Info-tech Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	27,081 USD	909
Shenzhen Zhaowei Machinery & Electronic Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	36,547 USD	240
Shuangliang Eco-Energy Systems Co., Ltd.	12/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	128,178 USD	9,195
Sichuan Hezong Medicine Easy-to-buy Pharmaceutical Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	420 USD	(5)
Sichuan Hongda Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	50,547 USD	(344)
Sichuan Injet Electric Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	80,186 USD	(1,967)
Sichuan Road and Bridge Group Co., Ltd.	12/17/24	M	1.00%	JPMorgan Chase Bank, N.A.	82,784 USD	3,435
Sichuan Teway Food Group Co., Ltd.	11/25/24	M	4.72%	JPMorgan Chase Bank, N.A.	317,812 USD	10,682
Sichuan Yahua Industrial Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,397 USD	(36)
Sichuan Yahua Industrial Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	6,408 USD	(53)
Siemens Gamesa Renewable Energy S.A.	05/27/24	M	0.93%	JPMorgan Chase Bank, N.A.	6,675,365 EUR	11,896
Sierra Wireless, Inc.	08/07/24	M	4.82%	JPMorgan Chase Bank, N.A.	21,474 USD	7
Signify Health, Inc.	09/10/24	M	4.82%	JPMorgan Chase Bank, N.A.	3,813,773 USD	1,331
Sino Medical Sciences Technology, Inc.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	84 USD	(2)
Sinocelltech Group Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	49,236 USD	(419)
Sinolink Securities Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	216,580 USD	179
Sinopec Oilfield Service Corp.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,448 USD	37
Sinopec Shanghai Petrochemical Co., Ltd.	12/02/24	M	4.72%	JPMorgan Chase Bank, N.A.	580,918 USD	(7,341)
Sinosteel Engineering & Technology Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	174,824 USD	(1,850)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Snowsky Salt Industry Group Co., Ltd.	12/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	179,069 USD	$(1,971)
Solareast Holdings Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	38,913 USD	(75)
SooChow Securities Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	29,492 USD	4
SPDR S&P Biotech ETF	12/23/22	M	1.00%	Morgan Stanley Capital Services LLC	158,429 USD	66,540
SPIC Industry-Finance Holdings Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	229,231 USD	965
SPIC Industry-Finance Holdings Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	14,590 USD	167
Spirit Airlines, Inc.	02/09/24	M	4.82%	JPMorgan Chase Bank, N.A.	5,630,180 USD	(93,789)
Springsnow Food Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	121,614 USD	1,795
State Grid Information & Communication Co., Ltd.	12/10/24	M	1.00%	JPMorgan Chase Bank, N.A.	630,429 USD	21,840
STO Express Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	147,769 USD	530
Sumec Corp., Ltd.	12/02/24	M	4.72%	JPMorgan Chase Bank, N.A.	363,617 USD	(246)
Suning Universal Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	178,590 USD	1,940
Sunrise Group Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	14,407 USD	(494)
Sunshine Global Circuits Co., Ltd.	12/18/24	M	1.00%	JPMorgan Chase Bank, N.A.	81,501 USD	(1,276)
Sunwoda Electronic Co., Ltd.	12/30/24	M	1.00%	JPMorgan Chase Bank, N.A.	41,581 USD	(812)
Suofeiya Home Collection Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	118,184 USD	154
Surfilter Network Technology Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	110,280 USD	2,632
Suzhou Chunqiu Electronic Technology Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	49,850 USD	(808)
Suzhou Jinfu Technology Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	322,458 USD	(7,583)
Suzhou Kelida Building & Decoration Co., Ltd.	11/06/24	M	1.00%	JPMorgan Chase Bank, N.A.	52,480 USD	(627)
SuZhou NanoMicro Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,732 USD	(177)
Suzhou Secote Precision Electronic Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	304,184 USD	(5,253)
Suzhou Shihua New Material Technology Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	85,688 USD	(1,855)
Suzhou Veichi Electric Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	19,774 USD	(112)
Suzhou Victory Precision Manufacture Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	408,004 USD	(7,131)
Suzhou Zelgen Biopharmaceutical Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,230 USD	(32)
T&S Communications Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	103,284 USD	303
TDG Holdings Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	93,904 USD	251
Tech-Bank Food Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	87 USD	1
Tengda Construction Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,557 USD	37
Thalys Medical Technology Group, Inc.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,561 USD	3
Thunder Software Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	20,189 USD	11
Tian Jin Bohai Chemical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	35,332 USD	(189)
Tianjin Lvyin Landscape and Ecology Construction Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	1,209 USD	11
Tianjin Ringpu Bio-Technology Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	22,917 USD	(162)
Tianneng Battery Group Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	61,885 USD	2,064

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tianyu Digital Technology Dalian Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	647,732 USD	$(1,137)
Titan Wind Energy Suzhou Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	295,045 USD	1,169
Tongwei Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	967,720 USD	(3,179)
Top Energy Co., Ltd. Shanxi	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	123,424 USD	4,114
Top Score Fashion Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	72,184 USD	(3,696)
Triangle Tyre Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	78,430 USD	81
Troy Information Technology Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	112,264 USD	934
Tsingtao Brewery Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	241,193 USD	43
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	6,712,000 USD	(52,803)
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	3,494,000 USD	(66,082)
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	2,568,000 USD	(93,529)
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	3,821,000 USD	(39,257)
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	6,078,000 USD	30,025
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	7,033,000 USD	(10,810)
U.S. Treasury Notes	01/30/23	M	1.00%	Morgan Stanley & Co. LLC	1,756,000 USD	4,113
UE Furniture Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	256,267 USD	(3,951)
Umpqua Holdings Corp.	10/16/23	M	4.82%	JPMorgan Chase Bank, N.A.	1,277,342 USD	(32,091)
Universal Scientific Industrial Shanghai Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	18,083 USD	(573)
Universal Scientific Industrial Shanghai Co., Ltd.	11/13/24	M	1.00%	JPMorgan Chase Bank, N.A.	744,988 USD	(1,859)
Verisilicon Microelectronics Shanghai Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	41,916 USD	(76)
VMware, Inc.	05/30/24	M	4.82%	JPMorgan Chase Bank, N.A.	6,939,564 USD	47,812
Vtron Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	6,049 USD	32
Wanbangde Pharmaceutical Holding Group Co., Ltd.	12/17/24	M	1.00%	JPMorgan Chase Bank, N.A.	564,699 USD	(32,964)
Wangsu Science & Technology Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	255,157 USD	6,357
Ways Electron Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	682,287 USD	(13,498)
Wellhope Foods Co., Ltd.	10/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	680,871 USD	5,170
Wencan Group Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	23,264 USD	(76)
Wencan Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	639,781 USD	(17,846)
Wenfeng Great World Chain Development Corp.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	160,933 USD	1,408
Western Region Gold Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	310,895 USD	(8,502)
Winner Medical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	76,038 USD	2,130
Wolong Real Estate Group Co., Ltd.	11/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	547,187 USD	(25,066)
Wuchan Zhongda Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	145,885 USD	1,632
Wuhan Hanshang Group Co.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	100,123 USD	(3,979)
Wuhan Huazhong Numerical Control Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	55,448 USD	(2,176)
Wuhan Jingce Electronic Group Co., Ltd.	12/03/24	M	1.00%	JPMorgan Chase Bank, N.A.	100,981 USD	(2,050)
Wuhan Keqian Biology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,578 USD	(45)
Wuhan Tianyu Information Industry Co., Ltd.	12/17/24	M	1.00%	JPMorgan Chase Bank, N.A.	204,873 USD	(750)
Wuhan Tianyu Information Industry Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	89,651 USD	701
WUS Printed Circuit Kunshan Co., Ltd.	11/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	177,612 USD	1,957
Wuxi Hyatech Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,825 USD	5
Xi’An Shaangu Power Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	269,313 USD	219
Xiamen C & D, Inc.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	151,916 USD	(723)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen Solex High-Tech Industries Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,089 USD	$(6)
Xiamen Tungsten Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	295,876 USD	(26)
Xiamen Xiangyu Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	6,339 USD	14
Xiandai Investment Co., Ltd.	12/31/24	M	4.72%	JPMorgan Chase Bank, N.A.	32,327 USD	503
Xiangxue Pharmaceutical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	611,455 USD	(37,958)
Xinhuanet Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	46,514 USD	238
Xining Special Steel Co., Ltd.	12/03/24	M	4.72%	JPMorgan Chase Bank, N.A.	120,350 USD	172
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	15,203 USD	(178)
XTC New Energy Materials Xiamen Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	54,054 USD	(418)
Xuancheng Valin Precision Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,722 USD	13
Yang Guang Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	111,745 USD	(1,750)
Yankershop Food Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	21,813 USD	(5)
Yantai Dongcheng Pharmaceutical Co., Ltd.	10/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	109,139 USD	2,108
Yinchuan Xinhua Commercial Group Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	54,037 USD	11,037
Yingkou Jinchen Machinery Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	272,521 USD	487
Yintai Gold Co., Ltd.	12/27/24	M	4.72%	JPMorgan Chase Bank, N.A.	506,294 USD	13,332
YongXing Special Materials Technology Co., Ltd.	05/16/24	M	4.72%	JPMorgan Chase Bank, N.A.	742,837 USD	(24,219)
Youcare Pharmaceutical Group Co., Ltd.	12/10/24	M	4.72%	JPMorgan Chase Bank, N.A.	593,572 USD	5,618
Youzu Interactive Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	84,900 USD	8,343
YTO Express Group Co., Ltd.	09/24/24	M	1.00%	JPMorgan Chase Bank, N.A.	811,884 USD	(6,169)
YUD Yangtze River Investment Industry Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	19,607 USD	269
Yueyang Forest & Paper Co., Ltd.	11/20/24	M	4.72%	JPMorgan Chase Bank, N.A.	454,062 USD	(7,114)
Yunnan Coal & Energy Co., Ltd.	12/04/24	M	4.72%	JPMorgan Chase Bank, N.A.	249,814 USD	(3,129)
Yunnan Copper Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	29,029 USD	212
Yunnan Copper Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	908,847 USD	(13,699)
Yunnan Tin Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	250,397 USD	3,746
Zangge Mining Co., Ltd.	11/18/24	M	1.00%	JPMorgan Chase Bank, N.A.	397,773 USD	3,449
Zanyu Technology Group Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	12,080 USD	285
Zhangjiagang Freetrade Science & Technology Group Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	341,292 USD	(8,545)
Zhejiang Cayi Vacuum Container Co., Ltd.	11/19/24	M	1.00%	JPMorgan Chase Bank, N.A.	26,765 USD	1,080
Zhejiang Century Huatong Group Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	145,635 USD	1,631
Zhejiang Cfmoto Power Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	103,297 USD	293
Zhejiang Crystal-Optech Co., Ltd.	12/18/24	M	1.00%	JPMorgan Chase Bank, N.A.	33,876 USD	213
Zhejiang Feida Environmental Science & Technology Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	23,480 USD	12
Zhejiang Gongdong Medical Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	73,001 USD	(80)
Zhejiang HangKe Technology Inc., Co.	08/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	94,257 USD	2,706

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Huahai Pharmaceutical Co., Ltd.	06/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	882,459 USD	$138,263
Zhejiang Huakang Pharmaceutical Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	111,249 USD	6,589
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	12/18/24	M	4.72%	JPMorgan Chase Bank, N.A.	203,979 USD	(3,885)
Zhejiang Huayou Cobalt Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	187,424 USD	(3,369)
ZheJiang Jiaxin Silk Corp., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	118,570 USD	(273)
Zhejiang Jiecang Linear Motion Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	31,246 USD	6
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	102,519 USD	(117)
Zhejiang Juhua Co., Ltd.	10/23/24	M	4.72%	JPMorgan Chase Bank, N.A.	893,505 USD	1,790
Zhejiang Juli Culture Development Co., Ltd.	10/30/24	M	1.00%	JPMorgan Chase Bank, N.A.	601,498 USD	(7,399)
Zhejiang KangLongDa Special Protection Technology Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,180 USD	66
Zhejiang Lante Optics Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,593 USD	(10)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	13,325 USD	(199)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	569,616 USD	(2,768)
Zhejiang Starry Pharmaceutical Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	134,716 USD	692
Zhejiang Sunrise Garment Group Co., Ltd.	12/10/24	M	1.00%	JPMorgan Chase Bank, N.A.	275,353 USD	(5,877)
Zhejiang Tailin Bioengineering Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	213,310 USD	(16,823)
Zhejiang Taitan Co., Ltd.	10/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	36,995 USD	(810)
Zhejiang Vie Science & Technology Co., Ltd.	11/06/24	M	4.72%	JPMorgan Chase Bank, N.A.	113,762 USD	(1,995)
Zhejiang Weiming Environment Protection Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	165,346 USD	450
Zhejiang Xinhua Chemical Co., Ltd.	01/02/25	M	4.72%	JPMorgan Chase Bank, N.A.	31,558 USD	37
Zhejiang Yatai Pharmaceutical Co., Ltd.	12/24/24	M	4.72%	JPMorgan Chase Bank, N.A.	253,851 USD	(11,663)
Zhejiang Yiming Food Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	55,727 USD	1,268
Zhejiang Yongtai Technology Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	15,403 USD	(644)
Zhejiang Yongtai Technology Co., Ltd.	12/30/24	M	4.72%	JPMorgan Chase Bank, N.A.	573,119 USD	(12,272)
Zhejiang Youpon Integrated Ceiling Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,557 USD	112
Zhende Medical Co., Ltd.	12/17/24	M	4.72%	JPMorgan Chase Bank, N.A.	444,141 USD	(8,999)
ZhongMan Petroleum and Natural Gas Group Corp., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,757 USD	(20)
ZhongTongGuoMai Communication Co., Ltd.	01/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,417 USD	4
Zhongxing Shenyang Commercial Building Group Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	20,925 USD	13,206

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Zhuhai Huafa Properties Co., Ltd.	12/11/24	M	4.72%	JPMorgan Chase Bank, N.A.	138 USD	$(7)
Zhuhai Rundu Pharmaceutical Co., Ltd.	12/26/24	M	4.72%	JPMorgan Chase Bank, N.A.	215,867 USD	(8,688)
Zhuzhou CRRC Times Electric Co., Ltd.	11/13/24	M	4.72%	JPMorgan Chase Bank, N.A.	69,664 USD	(585)

Total Buys						$(585,998)

Sells
BellRing Brands, Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	36,995 USD	$(740)
Broadcom, Inc.	05/30/24	M	4.15%	JPMorgan Chase Bank, N.A.	3,388,707 USD	12,680
Columbia Banking System, Inc.	10/16/23	M	4.02%	JPMorgan Chase Bank, N.A.	1,255,056 USD	30,482
Corebridge Financial, Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	11,733 USD	(1,100)
CSOP CSI 500 ETF	01/18/23	M	2.70%	JPMorgan Chase Bank, N.A.	61,948,853 USD	(500,006)
CTO Realty Growth, Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	15,486 USD	(5,099)
Frontline Ltd.	07/15/24	M	0.72%	JPMorgan Chase Bank, N.A.	4,641,056 USD	235,863
Intercontinental Exchange, Inc.	05/13/24	M	4.02%	JPMorgan Chase Bank, N.A.	392,049 USD	(153)
iShares Iboxx Hiegh Yield	02/28/23	M	1.00%	Barclays Bank PLC	11,789,753 USD	285,066
iShares Iboxx Investment	02/28/23	M	1.00%	Morgan Stanley & Co. LLC	20,146,917 USD	378,792
iShares Russell 2000 ETF	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	7,379 USD	2,879
IVERIC Bio, Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	7,599 USD	14,438
Laureate Education, Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	14,410 USD	864
LME Nickel	05/06/22	M	1.00%	Morgan Stanley Capital Services LLC	570 USD	(1,605,504)
New Fortress Energy Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	37,875 USD	53,025
Novozymes	12/16/24	M	0.90%	JPMorgan Chase Bank, N.A.	88,391 DKK	69,982
Perpetual Ltd.	09/18/24	M	0.42%	JPMorgan Chase Bank, N.A.	90,725 AUD	(47,563)
Prometheus Biosciences, Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	6,151 USD	(4,065)
Provident Financial Services, Inc.	10/01/24	M	4.02%	JPMorgan Chase Bank, N.A.	392,621 USD	1,647
Ritchie Bros Auctioneers, Inc.	11/12/24	M	4.02%	JPMorgan Chase Bank, N.A.	5,403,646 USD	(200,602)
Shanghai Stock Exchange SSE 50 A Share Index	01/31/23	M	5.70%	JPMorgan Chase Bank, N.A.	56,235,981 USD	(199,780)
Mobileye Global Inc.	11/30/23	M	4.33%	Morgan Stanley & Co. LLC	7,698 USD	(7)

Total Sells						$(1,478,901)

Total OTC Total Return Swaps Outstanding						$(2,064,899)

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2022

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	$(319,505)	$—	$(319,505)
Pays	3-Month CNY- CNREPOFIX	2.56%	3M/3M	12/21/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,000,000 CNY	(43,505)	—	(43,505)
Pays	1-Year USD SOFR	2.67%	1Y/1Y	05/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,900,000 USD	(222,484)	—	(222,484)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month CNY-CNREPOFIX	2.90%	3M/3M	03/13/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,500,000 CNY	$2,675	$—	$2,675
Pays	1-Year USD SOFR	3.70%	1Y/1Y	09/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	3,343	—	3,343
Pays	1-Year USD SOFR	4.14%	1Y/1Y	09/30/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(15,496)	—	(15,496)
Pays	1-Year USD SOFR	4.47%	1Y/1Y	10/17/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(29,959)	—	(29,959)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	462,526	—	462,526
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	2,046,796	—	2,046,796
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	7,938	—	7,938
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	109,830	—	109,830
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	91,330	—	91,330
Receives	1-Year USD SOFR	1.31%	1Y/1Y	04/12/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,900,000 USD	429,863	—	429,863
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	529,198	—	529,198
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	394,734	—	394,734
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	161,552	6,115	155,437
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	665,269	—	665,269
Receives	1-Year USD SOFR	1.59%	1Y/1Y	06/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	43,668	—	43,668
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	669,542	—	669,542

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	$668,200	$—	$668,200
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	160,760	4,658	156,102
Receives	1-Year USD SOFR	1.62%	1Y/1Y	06/7/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	88,275	—	88,275
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	660,238	—	660,238
Receives	1-Year USD SOFR	1.66%	1Y/1Y	01/10/2058	Morgan Stanley & Co. LLC	3,735,000 USD	772,057	—	772,057
Receives	1-Year USD SOFR	1.69%	1Y/1Y	01/15/2057	Morgan Stanley & Co. LLC	9,130,000 USD	1,960,179	—	1,960,179
Receives	1-Year USD SOFR	1.69%	1Y/1Y	01/10/2057	Morgan Stanley & Co. LLC	2,490,000 USD	534,733	—	534,733
Receives	1-Year USD SOFR	1.73%	1Y/1Y	01/22/2057	Morgan Stanley & Co. LLC	3,901,000 USD	814,140	—	814,140
Receives	1-Year USD SOFR	1.73%	1Y/1Y	04/12/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,600,000 USD	378,410	—	378,410
Receives	1-Year USD SOFR	1.74%	1Y/1Y	01/12/2057	Morgan Stanley & Co. LLC	9,545,000 USD	1,976,032	—	1,976,032
Receives	1-Year USD SOFR	1.80%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	16,464,000 USD	2,136,938	—	2,136,938
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	86,398	—	86,398
Receives	1-Year USD SOFR	1.83%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	6,157,200 USD	779,561	—	779,561
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	246,459	—	246,459
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	124,458	—	124,458
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	194,608	—	194,608
Receives	1-Year USD SOFR	1.92%	1Y/1Y	04/12/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,100,000 USD	141,758	—	141,758
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	247,769	—	247,769

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	1-Year USD SOFR	2.21%	1Y/1Y	07/6/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	$108,473	$—	$108,473
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	87,836	—	87,836
Receives	1-Year USD SOFR	2.22%	1Y/1Y	03/25/2037	Morgan Stanley & Co. LLC	800,000 USD	116,193	—	116,193
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	116,460	—	116,460
Receives	1-Year USD SOFR	2.27%	1Y/1Y	04/26/2057	Morgan Stanley & Co. LLC	16,800,000 USD	1,970,540	—	1,970,540
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	42,067	4,800	37,267
Receives	1-Year USD SOFR	2.33%	1Y/1Y	04/23/2057	Morgan Stanley & Co. LLC	8,400,000 USD	871,246	—	871,246
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	172,345	—	172,345
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	84,961	—	84,961
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	60,858	—	60,858
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	326,184	—	326,184
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	185,404	24,111	161,293
Receives	3-Month USD SOFR	2.41%	6M/3M	05/28/2057	Morgan Stanley & Co. LLC	20,750,000 USD	1,888,425	—	1,888,425
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	80,864	—	80,864
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	82,353	—	82,353
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	179,739	—	179,739
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	162,178	—	162,178
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	320,725	—	320,725
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	164,258	—	164,258
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	63,496	—	63,496

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	$187,658	$—	$187,658
Receives	1-Year USD SOFR	2.73%	1Y/1Y	05/13/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,600,000 USD	208,976	—	208,976
Receives	1-Year USD LIBOR	2.81%	1Y/1Y	05/11/2032	Morgan Stanley & Co. LLC	1,000,000 USD	72,868	(349)	73,217
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	188,272	—	188,272
Receives	1-Year USD SOFR	2.98%	1Y/1Y	09/27/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	47,277	—	47,277
Receives	1-Year USD SOFR	3.03%	1Y/1Y	09/27/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	31,979	—	31,979
Receives	1-Year USD SOFR	3.08%	1Y/1Y	05/15/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,100,000 USD	50,669	—	50,669
Receives	1-Year USD SOFR	3.12%	1Y/1Y	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	108,000	(802)	108,802
Receives	1-Year USD SOFR	3.19%	1Y/1Y	12/1/2037	Morgan Stanley & Co. LLC	3,000,000 USD	118,200	(519)	118,719
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	91,949	(1,053)	93,002
Receives	1-Year USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley & Co. LLC	2,800,000 USD	66,327	(1,522)	67,849
Receives	1-Year USD SOFR	3.40%	1Y/1Y	09/16/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	16,118	—	16,118
Receives	1-Year USD SOFR	3.55%	1Y/1Y	12/30/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	956	—	956
Receives	1-Year USD SOFR	3.94%	1Y/1Y	09/16/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	16,966	—	16,966
Receives	1-Year USD SOFR	4.03%	1Y/1Y	12/23/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,500,000 USD	162,475	—	162,475

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	1-Year USD LIBOR	4.21%	1Y/1Y	04/20/2026	Morgan Stanley & Co. LLC	500,000 USD	$122	$—	$122
Receives	1-Year USD SOFR	4.30%	1Y/1Y	12/9/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	5,437	—	5,437
Receives	1-Year USD SOFR	4.42%	1Y/1Y	12/30/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	800,000 USD	675	—	675
Receives	1-Year USD SOFR	4.80%	1Y/1Y	03/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	525,000 USD	544	—	544

Total Centrally Cleared Interest Rate Swaps Outstanding							$25,418,361	$35,439	$25,382,922

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CLO	Collateralized Loan Obligation
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
T	At Maturity
TFEX	Thailand Futures Exchange
TSFR	Term Secured Financing Rate

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2022 (Unaudited)

Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2022 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended December 31, 2022, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2022, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the day-to-day operational implementation of the valuation and pricing function of the Fund for all investments. Effective August 4, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Investment Adviser as the “valuation designee” of the Fund. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the Investment Adviser, as the valuation designee, in good faith, and such determinations will be subject to oversight by the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As such, market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were two instances of such determination made during the period ended December 31, 2022.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2022, the total fair value of Level 3 investments was $54,498,109. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2022, no Fair Value Factor was applied.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2022, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2022, the Fund had no outstanding commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g. 2017 Vintage, 2020 Vintage, 2022 Vintage and 2023 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that it’s custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements at December 31, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2022, the face value of open reverse repurchase agreements for the Fund was $56,063,284.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash. Segregation and Collateralization In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of December 31, 2022, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Interbank Offered Rates Transition

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Many such reforms and phase outs became effective at the end of calendar year 2021 with select U.S. dollar LIBOR tenors persisting through June 2023. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to manage transition efforts and evaluate the impact of prospective changes on existing transactions and contractual arrangements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$920,575,999	$—	$1,079,853	$921,655,852
Preferred Stock	—	—	9,720,246	9,720,246
Asset-Backed Securities	—	186,128,828	—	186,128,828
Convertible Bonds	—	2,866,848	—	2,866,848
Bank Debt	—	101,897,260	43,245,981	145,143,241
Corporate Bonds & Notes	—	305,003,117	125,350	305,128,467
Sovereign Debt	—	203,464,730	—	203,464,730
Mortgage-Backed Securities	—	918,480,017	—	918,480,017
U.S. Government Sponsored Agency Securities	—	2,912,762	—	2,912,762
Municipals	—	228,854	—	228,854
U.S Treasury Notes	—	14,842,870	—	14,842,870
Exchange-Traded Funds	14,131,020	—	—	14,131,020
Warrants	946,898	33,355	241,865	1,222,118
Rights	117,919		95,958	213,877
Commodities	—	367,421,752	—	367,421,752
Repurchase Agreements	—	194,342,013	—	194,342,013
Purchased Options	11,851,091	113,722,481	—	125,573,572
Subtotal	$947,622,927	$2,411,344,887	$54,509,253	$3,413,477,067
Investments Valued at NAV				527,478,940
Total Investments in Securities	$947,622,927	$2,411,344,887	$54,509,253	$3,940,956,007
Other Financial Instruments:
Futures Contracts	94,010,737	—	—	94,010,737
Forward Foreign Currency Exchange Contracts	—	727,343	—	727,343
Centrally Cleared Credit Default Swaps	—	7,759,957	—	7,759,957
OTC Credit Default Swaps	—	3,224,128	—	3,224,128
OTC Total Return Swaps	—	5,650,286	—	5,650,286
Centrally Cleared Interest Rate Swaps	—	26,049,310	—	26,049,310
Total Assets and Other Financial Instruments	$1,041,633,664	2,454,755,911	$54,509,253	$4,078,377,768

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(578,534,204)	$—	$(11,144)	$(578,545,348)
Corporate Bonds & Notes	—	(33,818,687)	—	(33,818,687)
Exchange-Traded Funds	(10,391,978)	—	—	(10,391,978)
Mortgage-Backed Securities	—	(1,324,814,031)	—	(1,324,814,031)
Sovereign Debt	—	(128,931,500)	—	(128,931,500)
U.S. Government Sponsored Agency Securities	—	(5,017,988)	—	(5,017,988)
Warrants	—	—	—	—
Total Securities Sold Short	(588,926,182)	(1,492,582,206)	(11,144)	(2,081,519,532)
Other Financial Instruments:
Options Written	(16,352,220)	(3,234,673)	—	(19,586,893)
Reverse Repurchase Agreements	—	(56,169,545)	—	(56,169,545)
Futures Contracts	(76,053,330)	—	—	(76,053,330)
Forward Foreign Currency Exchange Contracts	—	(968,265)	—	(968,265)
OTC Credit Default Swaps	—	(8,703,384)	—	(8,703,384)
OTC Total Return Swaps	—	(7,715,185)	—	(7,715,185)
Centrally Cleared Interest Rate Swaps	—	(630,949)	—	(630,949)
Total Liabilities and Other Financial Instruments	$(681,331,732)	$(1,570,004,207)	$(11,144)	$(2,251,347,083)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven (1)	26,675,900	2,133,824	N/A	77,936,641	Semi-Annual	—	80,070,465

Macro Strategies (2)	N/A	—	N/A	110,523,414	90 Days	—	110,523,414

Macro Strategies (2)	N/A	—	N/A	208,619,348	6 Days	—	208,619,348

Macro Strategies (2)	N/A	—	N/A	74,454,731	2 Years	—	74,454,731

Macro Strategies (2)	N/A	—	—	26,399,856	Monthly	—	26,399,856

Equity Hedge (3)	N/A	—	N/A	27,411,126	Monthly	—	27,411,126

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(3)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2022 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Rights	Common Stocks Sold Short	Unfunded Loan Commitment	Total
Balance as of March 31, 2022	$805,897	$9,655,872	$92,116,920	$126,440	$262,811	$—	$(11,144)	$71,259	$103,028,055
Transfers In	—	—	—	—	—	—	—	—	—
Transfers Out	—	—	(43,009,968)	—	—	—	—	—	(43,009,968)
Purchases	—	—	982,985	—	—	102,355	19,595	—	1,104,935
Sales	(479)	—	(3,474,349)	—	—	—	(12,865)	—	(3,487,693)
Amortization	—	—	322,535	—	—	—	—	—	322,535
Net realized gain (loss)	479	—	826,107	—	—	—	(1,285)	—	825,301
Net change in unrealized appreciation (depreciation)	273,956	64,374	(4,518,249)	(1,090)	(20,946)	(6,397)	(5,445)	(71,259)	(4,285,056)

Balance as of December 31, 2022	$1,079,853	$9,720,246	$43,245,981	$125,350	$241,865	$95,958	$(11,144)	$—	$54,498,109

Net change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2022	$273,955	$64,374	$(4,271,925)	$(1,090)	$(20,946)	$(6,397)	$(5,445)	$—	$(3,967,474)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2022.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at December 31, 2022	Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$14,605,485	N/A
	Comparable Company Multiples	EBITDA Multiples	17,318,495	9.5x(a)
		EBITDA Multiples	8,287,023	10.0x(a)
	Distribution Analysis	Expected Distribution Proceeds	3,034,978	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	1,068,709	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	125,350	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	8,114,627	N/A
	Comparable Company Multiples	EBITDA Multiples	1,605,619	9.4x(a)
Rights	Broker-dealer Quotations	Indicative Bid	95,958	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	241,865	N/A
	Broker-dealer Quotations	Indicative Bid	—	N/A

Total Investments in Securities			$54,498,109

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.